UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22127
RIVERSOURCE VARIABLE SERIES TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Conservative
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (34.5%)

	Shares		Value(a)
International (10.6%)
RiverSource Disciplined International Equity Fund	760,110		$5,411,982

U.S. Large Cap (20.0%)
RiverSource Disciplined Equity Fund	1,044,147		5,231,180
RiverSource Disciplined Large Cap Growth Fund	289,137		2,486,582
RiverSource Disciplined Large Cap Value Fund	303,228		2,519,825

Total			10,237,587

U.S. Small Mid Cap (3.9%)
RiverSource Disciplined Small and Mid Cap Equity Fund	255,363		1,994,388

Total Equity Funds (Cost: $15,191,319)			$17,643,957

Fixed Income Funds (57.0%)

	Shares		Value(a)
Global Bond (3.0%)
RiverSource Global Bond Fund	223,706		$1,552,518

High Yield (10.8%)
RiverSource High Yield Bond Fund	2,057,841		5,515,013

Inflation Protected Securities (9.6%)
RiverSource Inflation Protected Securities Fund	485,905		4,888,201

International (7.2%)
RiverSource Emerging Markets Bond Fund	336,599		3,668,931

Investment Grade (26.4%)
RiverSource Diversified Bond Fund	2,764,638		13,491,432

Total Fixed Income Funds (Cost: $27,255,639)			$29,116,095

Alternative Investments (5.1%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	261,956	(b)	$2,619,560

Total Alternative Investments (Cost: $2,591,323)			$2,619,560

Cash Equivalents (3.4%)

	Shares		Value(a)
Money Market
RiverSource Cash Management Fund	1,763,262		$1,763,262

Total Cash Equivalents (Cost: $1,763,262)			$1,763,262

Total Investments in Affiliated Funds (Cost: $46,801,543)			$51,142,874

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$51,142,874	$—	$—	$51,142,874

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderately Conservative
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (48.5%)

	Shares		Value(a)
International (14.1%)
RiverSource Disciplined International Equity Fund	1,231,009		$8,764,787

U.S. Large Cap (29.9%)
RiverSource Disciplined Equity Fund	1,887,383		9,455,789
RiverSource Disciplined Large Cap Growth Fund	527,461		4,536,168
RiverSource Disciplined Large Cap Value Fund	551,523		4,583,155

Total			18,575,112

U.S. Small Mid Cap (4.5%)
RiverSource Disciplined Small and Mid Cap Equity Fund	354,185		2,766,185

Total Equity Funds (Cost: $26,293,388)			$30,106,084

Fixed Income Funds (45.0%)

	Shares		Value(a)
Global Bond (2.6%)
RiverSource Global Bond Fund	232,535		$1,613,792

High Yield (7.2%)
RiverSource High Yield Bond Fund	1,669,740		4,474,902

Inflation Protected Securities (7.5%)
RiverSource Inflation Protected Securities Fund	463,762		4,665,446

International (6.7%)
RiverSource Emerging Markets Bond Fund	381,426		4,157,542

Investment Grade (21.0%)
RiverSource Diversified Bond Fund	2,665,381		13,007,059

Total Fixed Income Funds (Cost: $26,205,010)			$27,918,741

Alternative Investments (3.9%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	240,832	(b)	$2,408,320

Total Alternative Investments (Cost: $2,376,502)			$2,408,320

Cash Equivalents (2.6%)

	Shares		Value(a)
Money Market
RiverSource Cash Management Fund	1,621,359		$1,621,359

Total Cash Equivalents (Cost: $1,621,359)			$1,621,359

Total Investments in Affiliated Funds (Cost: $56,496,259)			$62,054,504

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$62,054,504	$—	$—	$62,054,504

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderate
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (64.1%)

	Shares	Value(a)
International (20.6%)
RiverSource Disciplined International Equity Fund	3,338,543	$23,770,424

U.S. Large Cap (38.8%)
RiverSource Disciplined Equity Fund	4,579,153	22,941,555
RiverSource Disciplined Large Cap Growth Fund	1,302,992	11,205,729
RiverSource Disciplined Large Cap Value Fund	1,286,601	10,691,657

Total		44,838,941

U.S. Small Mid Cap (4.7%)
RiverSource Disciplined Small and Mid Cap Equity Fund	693,746	5,418,157

Total Equity Funds (Cost: $66,011,601)		$74,027,522

Fixed Income Funds (32.4%)

	Shares	Value(a)
Global Bond (2.5%)
RiverSource Global Bond Fund	408,644	$2,835,990

High Yield (4.9%)
RiverSource High Yield Bond Fund	2,102,257	5,634,050

Inflation Protected Securities (6.4%)
RiverSource Inflation Protected Securities Fund	740,111	7,445,512

International (5.0%)
RiverSource Emerging Markets Bond Fund	531,963	5,798,394

Investment Grade (13.6%)
RiverSource Diversified Bond Fund	3,212,746	15,678,202

Total Fixed Income Funds (Cost: $35,311,322)		$37,392,148

Alternative Investments (2.1%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	241,450	(b)	$2,414,501

Total Alternative Investments (Cost: $2,388,916)			$2,414,501

Cash Equivalents (1.4%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	1,625,213	$1,625,213

Total Cash Equivalents (Cost: $1,625,213)		$1,625,213

Total Investments in Affiliated Funds (Cost: $105,337,052)		$115,459,384

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$115,459,384	$—	$—	$115,459,384

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderately Aggressive
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (77.4%)

	Shares	Value(a)
International (23.8%)
RiverSource Disciplined International Equity Fund	2,261,678	$16,103,150

U.S. Large Cap (47.9%)
RiverSource Disciplined Equity Fund	3,144,671	15,754,801
RiverSource Disciplined Large Cap Growth Fund	1,084,212	9,324,227
RiverSource Disciplined Large Cap Value Fund	874,473	7,266,873

Total		32,345,901

U.S. Small Mid Cap (5.7%)
RiverSource Disciplined Small and Mid Cap Equity Fund	494,183	3,859,572

Total Equity Funds (Cost: $45,192,816)		$52,308,623

Fixed Income Funds (20.6%)

	Shares	Value(a)
Global Bond (2.0%)
RiverSource Global Bond Fund	193,319	$1,341,635

High Yield (2.6%)
RiverSource High Yield Bond Fund	659,539	1,767,563

Inflation Protected Securities (4.7%)
RiverSource Inflation Protected Securities Fund	316,719	3,186,194

International (3.5%)
RiverSource Emerging Markets Bond Fund	213,517	2,327,332

Investment Grade (7.8%)
RiverSource Diversified Bond Fund	1,077,487	5,258,135

Total Fixed Income Funds (Cost: $13,068,389)		$13,880,859

Alternative Investments (1.1%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	75,147	(b)	$751,472

Total Alternative Investments (Cost: $740,839)			$751,472

Cash Equivalents (0.9%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	619,652	$619,652

Total Cash Equivalents (Cost: $619,652)		$619,652

Total Investments in Affiliated Funds (Cost: $59,621,696)		$67,560,606

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$67,560,606	$—	$—	$67,560,606

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Aggressive
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (86.3%)

	Shares	Value(a)
International (25.9%)
RiverSource Disciplined International Equity Fund	1,017,356	$7,243,578

U.S. Large Cap (53.9%)
RiverSource Disciplined Equity Fund	1,450,495	7,266,982
RiverSource Disciplined Large Cap Growth Fund	496,070	4,266,204
RiverSource Disciplined Large Cap Value Fund	424,644	3,528,790

Total		15,061,976

U.S. Small Mid Cap (6.5%)
RiverSource Disciplined Small and Mid Cap Equity Fund	232,654	1,817,029

Total Equity Funds (Cost: $20,682,792)		$24,122,583

Fixed Income Funds (12.7%)

	Shares	Value(a)
Global Bond (1.0%)
RiverSource Global Bond Fund	39,355	$273,120

High Yield (2.1%)
RiverSource High Yield Bond Fund	217,514	582,937

Inflation Protected Securities (3.1%)
RiverSource Inflation Protected Securities Fund	87,032	875,543

International (2.5%)
RiverSource Emerging Markets Bond Fund	63,798	695,403

Investment Grade (4.0%)
RiverSource Diversified Bond Fund	231,151	1,128,019

Total Fixed Income Funds (Cost: $3,366,517)		$3,555,022

Alternative Investments (0.6%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	16,082	(b)	$160,816

Total Alternative Investments (Cost: $158,577)			$160,816

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	134,756	$134,756

Total Cash Equivalents (Cost: $134,756)		$134,756

Total Investments in Affiliated Funds (Cost: $24,342,642)		$27,973,177

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$27,973,177	$—	$—	$27,973,177

Portfolio of Investments
VP — Davis New York Venture Fund
(formerly RiverSource Partners VP — Fundamental Value Fund)
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities

Common Stocks (94.6%)

Issuer	Shares		Value(a)
Air Freight & Logistics (0.2%)
United Parcel Service, Inc., Class B	64,550	(f)	$4,157,666

Automobiles (1.2%)
Harley-Davidson, Inc.	917,270	(f)	25,747,769

Beverages (3.1%)
Diageo PLC, ADR	407,980	(c,f)	27,518,251
Heineken Holding NV	562,403	(c,f)	25,018,664
The Coca-Cola Co.	271,430		14,928,650

Total			67,465,565

Capital Markets (5.2%)
GAM Holding Ltd.	936,540	(c,f)	11,504,641
Julius Baer Group Ltd.	936,750	(c)	33,988,510
The Bank of New York Mellon Corp.	1,743,440	(f)	53,837,428
The Goldman Sachs Group, Inc.	77,060		13,148,748

Total			112,479,327

Chemicals (0.7%)
Monsanto Co.	133,870		9,560,995
Potash Corp of Saskatchewan, Inc.	42,536	(c)	5,076,672

Total			14,637,667

Commercial Banks (4.9%)
Wells Fargo & Co.	3,399,360	(f)	105,788,083

Commercial Services & Supplies (1.8%)
Iron Mountain, Inc.	1,408,279	(f)	38,586,845

Computers & Peripherals (1.7%)
Hewlett-Packard Co.	675,450	(f)	35,900,168

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	42,960	(f)	3,589,308
Vulcan Materials Co.	242,940	(f)	11,476,486

Total			15,065,794

Consumer Finance (4.0%)
American Express Co.	2,072,155		85,497,115

Containers & Packaging (2.0%)
Sealed Air Corp.	2,035,321	(f)	42,904,567

Issuer	Shares		Value(a)
Diversified Consumer Services (0.2%)
H&R Block, Inc.	284,680	(f)	5,067,304

Diversified Financial Services (2.3%)
JPMorgan Chase & Co.	731,220		32,722,095
Moody’s Corp.	604,133	(f)	17,972,957

Total			50,695,052

Electrical Equipment (0.4%)
ABB Ltd., ADR	440,650	(b,c,f)	9,623,796

Electronic Equipment, Instruments & Components (1.2%)
Agilent Technologies, Inc.	780,362	(b,f)	26,836,649

Energy Equipment & Services (0.9%)
Transocean Ltd.	221,625	(b,c,f)	19,143,968

Food & Staples Retailing (7.5%)
Costco Wholesale Corp.	1,555,140		92,857,410
CVS Caremark Corp.	1,891,358	(f)	69,148,048

Total			162,005,458

Food Products (0.7%)
Nestlé SA	63,000	(c)	3,227,092
The Hershey Co.	125,880	(f)	5,388,923
Unilever NV	247,700	(c,f)	7,470,631

Total			16,086,646

Health Care Equipment & Supplies (1.2%)
Becton Dickinson and Co.	251,850	(f)	19,828,150
CareFusion Corp.	194,650	(b,f)	5,144,600

Total			24,972,750

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	181,700	(f)	6,546,651
Express Scripts, Inc.	317,920	(b)	32,351,539
Laboratory Corp of America Holdings	114,860	(b,f)	8,696,051

Total			47,594,241

Household Durables (0.2%)
Hunter Douglas NV	77,475	(c)	3,967,109

Household Products (1.5%)
The Procter & Gamble Co.	515,970		32,645,422

Industrial Conglomerates (0.8%)
Tyco International Ltd.	467,212	(c)	17,870,859

Insurance (11.1%)
Berkshire Hathaway, Inc., Class B	1,228,000	(b,f)	99,799,559
Fairfax Financial Holdings Ltd.	19,900	(c)	7,463,296
Fairfax Financial Holdings Ltd.	9,980	(c)	3,753,188
Loews Corp.	1,566,400		58,395,392
Markel Corp.	5,277	(b,f)	1,977,081
The Progressive Corp.	2,434,031	(f)	46,465,652

Issuer	Shares		Value(a)
Transatlantic Holdings, Inc.	414,975	(f)	21,910,680

Total			239,764,848

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.	54,400	(b)	7,383,712
Liberty Media Corp. — Interactive, Class A	434,688	(b,e)	6,655,073

Total			14,038,785

Internet Software & Services (0.9%)
Google, Inc., Class A	34,590	(b)	19,612,876

IT Services (0.3%)
Visa, Inc., Class A	71,480		6,506,824

Machinery (0.2%)
PACCAR, Inc.	100,870	(f)	4,371,706

Marine (0.9%)
China Shipping Development Co., Ltd.	4,665,000	(c)	7,618,681
Kuehne & Nagel International AG	122,003	(c,f)	12,348,435

Total			19,967,116

Media (2.3%)
Grupo Televisa SA, ADR	444,710	(c,f)	9,347,804
Liberty Media Corp. – Starz, Series A	33,202	(b,e)	1,815,485
News Corp., Class A	1,236,240	(f)	17,814,218
The Walt Disney Co.	586,450	(f)	20,472,970

Total			49,450,477

Metals & Mining (1.0%)
BHP Billiton PLC	326,280	(c)	11,189,929
Rio Tinto PLC	177,359	(c)	10,509,999

Total			21,699,928

Oil, Gas & Consumable Fuels (14.7%)
Canadian Natural Resources Ltd.	651,800	(c,f)	48,259,272
China Coal Energy Co., Series H	10,777,900	(c)	16,824,635
ConocoPhillips	23,850		1,220,405
Devon Energy Corp.	968,730		62,415,274
EOG Resources, Inc.	801,680	(f)	74,508,138
Occidental Petroleum Corp.	1,237,390		104,608,950
OGX Petroleo e Gas Participacoes SA	1,130,000	(c)	10,578,453

Total			318,415,127

Paper & Forest Products (1.0%)
Sino-Forest Corp.	34,500	(b,c,d,g)	676,071
Sino-Forest Corp., Class A	1,057,320	(b,c)	20,719,515

Total			21,395,586

Personal Products (0.5%)
Mead Johnson Nutrition Co., Class A	165,860		8,629,696
Natura Cosmeticos SA	114,600	(c)	2,338,420

Total			10,968,116

Issuer	Shares		Value(a)
Pharmaceuticals (6.8%)
Johnson & Johnson	758,480		49,452,896
Merck & Co., Inc.	1,563,642		58,402,029
Pfizer, Inc.	2,234,520		38,322,018

Total			146,176,943

Real Estate Management & Development (1.1%)
Brookfield Asset Management, Inc., Class A	459,860	(c)	11,689,641
Hang Lung Group Ltd.	2,461,000	(c)	13,059,234

Total			24,748,875

Semiconductors & Semiconductor Equipment (1.5%)
Texas Instruments, Inc.	1,284,225	(f)	31,424,986

Software (2.5%)
Activision Blizzard, Inc.	894,000	(f)	10,781,640
Microsoft Corp.	1,451,548		42,486,810

Total			53,268,450

Specialty Retail (2.2%)
Bed Bath & Beyond, Inc.	701,330	(b,f)	30,690,200
CarMax, Inc.	697,805	(b,f)	17,528,862

Total			48,219,062

Tobacco (0.9%)
Philip Morris International, Inc.	386,229		20,145,705

Transportation Infrastructure (1.4%)
China Merchants Holdings International Co., Ltd.	6,312,571	(c,f)	23,253,118
COSCO Pacific Ltd.	3,670,394	(c,f)	5,559,412
LLX Logistica SA	248,400	(b,c)	1,175,271

Total			29,987,801

Total Common Stocks (Cost: $1,715,339,718)			$2,044,903,031

Bonds (0.4%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (0.3%)
Harley-Davidson
Sr Unsecured
02-01-14	15.00%	$6,000,000		$7,625,082
Paper (0.1%)
Sino-Forest
Cv
08-01-13	5.00	1,340,000	(c,d,g)	1,637,453

Total Bonds (Cost: $7,340,000)				$9,262,535

Money Market Fund (4.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	105,008,097	(h)	$105,008,097

Total Money Market Fund (Cost: $105,008,097)			$105,008,097

Investments of Cash Collateral Received for Securities on Loan (18.8%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (1.2%)
Cancara Asset Securitisation LLC
04-23-10	0.23%	$4,999,010	$4,999,010
Rheingold Securitization
04-26-10	0.27	9,997,525	9,997,525
Rhein-Main Securitisation
04-12-10	0.25	9,998,055	9,998,055

Total			24,994,590

Certificates of Deposit (14.3%)
Australia and New Zealand Bank Group
04-26-10	0.30	5,000,000	5,000,000
04-27-10	0.29	2,500,000	2,500,000
05-24-10	0.31	5,000,000	5,000,000
Banco di Brescia
05-11-10	0.39	9,993,481	9,993,481
Banco Popular Espanol
04-26-10	0.35	4,997,085	4,997,085
05-04-10	0.34	9,994,327	9,994,327
Banco Santander Central Hispano
04-06-10	0.30	10,000,000	10,000,000
04-16-10	0.30	5,000,000	5,000,000
04-19-10	0.31	4,000,000	4,000,000
Bank of Austria
04-05-10	0.28	4,998,756	4,998,756
Banque Federative du Credit Mutuel
04-06-10	0.36	999,094	999,094
04-19-10	0.35	999,138	999,138
05-18-10	0.32	4,996,047	4,996,047
06-02-10	0.37	4,995,277	4,995,277
Caisse Centrale du Credit Immobilier de France
04-09-10	0.27	7,498,257	7,498,257
04-30-10	0.35	4,998,515	4,998,515
Caisse des Depots
05-19-10	0.24	4,997,035	4,997,035
Caixa Geral de Deposit
04-08-10	0.35	5,000,000	5,000,000
Clydesdale Bank
04-06-10	0.26	5,000,000	5,000,000
04-12-10	0.25	10,000,000	10,000,000
04-30-10	0.25	4,997,917	4,997,917
Credit Industrial et Commercial
05-10-10	0.35	5,000,000	5,000,000
Credit Suisse
05-17-10	0.35	10,000,000	10,000,000
Dexia Bank
04-30-10	0.33	3,998,900	3,998,900
Dexia Credit Local
04-01-10	0.28	4,000,000	4,000,000
Fortis Bank
04-06-10	0.28	5,000,000	5,000,000
04-19-10	0.27	5,000,000	5,000,000
Hong Kong Shanghai Bank
04-06-10	0.22	20,000,000	20,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
KBC Bank
04-22-10	0.33	10,000,000	10,000,000
Landesbank Hessen Thuringen
04-01-10	0.28	20,000,000	20,000,000
Mitsubishi UFJ Trust and Banking
06-03-10	0.28	5,000,000	5,000,000
Natixis
04-16-10	0.26	10,000,000	10,000,000
Norinchukin Bank
04-08-10	0.22	4,999,053	4,999,053
04-08-10	0.25	2,000,000	2,000,000
04-13-10	0.27	5,000,062	5,000,062
NyKredit Bank
04-06-10	0.44	8,000,000	8,000,000
04-29-10	0.35	2,500,000	2,500,000
06-22-10	0.38	4,000,000	4,000,000
Overseas Chinese Banking Corp
04-26-10	0.29	5,000,000	5,000,000
05-11-10	0.27	5,000,000	5,000,000
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	10,000,000	10,000,000
Societe Generale
04-01-10	0.17	15,000,000	15,000,000
Sumitomo Mitsui Banking
04-19-10	0.29	2,500,000	2,500,000
04-26-10	0.29	5,000,000	5,000,000
05-19-10	0.27	5,000,000	5,000,000
Unicredit BK
04-06-10	0.30	10,000,000	10,000,000
United Overseas Bank
05-28-10	0.30	10,000,000	10,000,000

Total			307,962,944

Commercial Paper (0.3%)
BTM Capital
06-25-10	0.40	6,992,767	6,992,767

Repurchase Agreements (3.0%)(i)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$3,861,910	0.05	3,861,905	3,861,905
Cantor Fitzgerald
dated 03-31-10, matures 04-01-10, repurchase price
$25,000,035	0.05	25,000,000	25,000,000
$10,000,094	0.34	10,000,000	10,000,000
Goldman Sachs
dated 03-31-10, matures 04-30-10, repurchase price
$10,001,833	0.22	10,000,000	10,000,000
Morgan Stanley
dated 02-23-10, matures 04-30-10, repurchase price
$15,004,625	0.37	15,000,000	15,000,000
Nomura Securities
dated 03-31-10, matures 04-01-10, repurchase price
$2,000,015	0.27	2,000,000	2,000,000

Total			65,861,905

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $405,812,206)			$405,812,206

Total Investments in Securities (Cost: $2,233,500,021)			$2,564,985,869

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 17.68% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $2,313,524 or 0.11% of net assets.

(e)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(f)	At March 31, 2010, security was partially or fully on loan.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $2,313,524, representing 0.11% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Sino-Forest
Cv
5.00% 2013	07-17-08	$1,340,000
Sino-Forest Corp.	12-11-09	546,994
(h)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(i)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$242,528
Freddie Mac REMICS	599,358
Government National Mortgage Association	3,097,257

Total market value of collateral securities	$3,939,143

Cantor Fitzgerald (0.05%)

Security description	Value (a)

Fannie Mae Grantor Trust	$982
Fannie Mae Interest Strip	66,600
Fannie Mae Pool	18,166,210
Fannie Mae REMICS	1,059,757
Fannie Mae Whole Loan	18,859
Federal Home Loan Mortgage Corp	567,464
Freddie Mac Non Gold Pool	2,667,433
Freddie Mac Reference REMIC	34,903
Freddie Mac REMICS	399,960
Freddie Mac Strips	37,099
Ginnie Mae I Pool	413,334
Ginnie Mae II Pool	661,014
Government National Mortgage Association	186,202
United States Treasury Bill	160,196
United States Treasury Inflation Indexed Bonds	28,906
United States Treasury Note/Bond	7
United States Treasury Strip Coupon	893,209
United States Treasury Strip Principal	137,866

Total market value of collateral securities	$25,500,001

Cantor Fitzgerald (0.34%)

Security description	Value (a)

Banc of America Commercial Mortgage Inc	$336,871
Bear Stearns Commercial Mortgage Securities	26,633
Charlie Mac	1,313,718
Citicorp Residential Mortgage Securities Inc	43,719
Commercial Mortgage Pass Through Certificates	237,368
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	215,545
Greenwich Capital Commercial Funding Corp	6,271
GS Mortgage Securities Corp II	4,285,469
Holmes Master Issuer PLC	16,996
Interstar Millennium Trust	734,862
LB-UBS Commercial Mortgage Trust	2,337,353
Popular ABS Mortgage Pass-Through Trust	70,298
Residential Asset Mortgage Products Inc	40,037
Residential Funding Mortgage Securities II Inc	82,855
Thornburg Mortgage Securities Trust	269,316
United States Treasury Note/Bond	316,785
Wachovia Bank Commercial Mortgage Trust	156,588

Total market value of collateral securities	$10,490,684

Goldman Sachs (0.22%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$3,093,577
BNP Paribas NY	3,317,192
Societe Generale NY	4,089,231

Total market value of collateral securities	$10,500,000

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$1,168,459
Accredited Mortgage Loan Trust	62,629
American Express Credit Account Master Trust	33,858
American Express Issuance Trust	34,835
AmeriCredit Automobile Receivables Trust	40,394
BA Credit Card Trust	291,405
Banc of America Commercial Mortgage Inc	577,717
Banc of America Large Loan Inc	186,955
Bank One Issuance Trust	281,897
BMW Vehicle Lease Trust	200,507
Capital Auto Receivables Asset Trust	377,406
Capital One Multi-Asset Execution Trust	527,128
Chase Issuance Trust	589,945
Citibank Credit Card Issuance Trust	399,379
Citifinancial Mortgage Securities Inc	40,155
Citigroup Commercial Mortgage Trust	306,746
Collegiate Funding Services Education Loan Trust I	195,387
Commercial Mortgage Asset Trust	98,704
Commercial Mortgage Pass Through Certificates	120,371
Credit Suisse First Boston Mortgage Securities Corp	86,330
Credit Suisse Mortgage Capital Certificates	330,222
Daimler Chrysler Auto Trust	530,194
DFR Middle Market CLO Ltd	414,699
Education Funding Capital Trust I	177,530
Fannie Mae REMICS	99,726
Fannie Mae Whole Loan	242,493
Federal National Mortgage Association	54,401
FHLMC Structured Pass Through Securities	36,913
Ford Credit Floorplan Master Owner Trust	313,213
GE Business Loan Trust	50,935
GE Capital Credit Card Master Note Trust	424,435
G-FORCE CDO	95,371
Gramercy Real Estate CDO	611,137
Granite Master Issuer PLC	329,807
Granite Mortgages PLC	44,835
HSBC Home Equity Loan Trust	108,126
Hyundai Floorplan Master Owner Trust	170,896
JP Morgan Chase Commercial Mortgage Securities Corp	616,451
LB-UBS Commercial Mortgage Trust	73,122
MBNA Credit Card Master Note Trust	991,022
Merrill Lynch Mortgage Trust	220,093
Morgan Stanley ABS Capital I	18,244
Nelnet Education Loan Funding Inc	80,880
Nelnet Student Loan Trust	398,569
Nissan Auto Lease Trust	120,312
Northstar Education Finance Inc	140,509
Pennsylvania Higher Education Assistance Agency	59,575
Saxon Asset Securities Trust	52,943
SLC Student Loan Trust	124,402
SLM Student Loan Trust	518,224
Victoria Falls CLO Ltd	1,041,556
Wachovia Bank Commercial Mortgage Trust	1,626,207

Total market value of collateral securities	$15,737,249

Nomura Securities (0.27%)

Security description	Value (a)

American Express Credit Account Master Trust	$23,396
BA Credit Card Trust	95,911
Banc of America Commercial Mortgage Inc	6,023
Capital One Auto Finance Trust	23,660
Capital One Multi-Asset Execution Trust	5,263
Caterpillar Financial Asset Trust	130
CDC Commercial Mortgage Trust	5,284
Chase Issuance Trust	16,514
Citibank Credit Card Issuance Trust	26,072
Citigroup Commercial Mortgage Trust	25,373
Citigroup/Deutsche Bank Commercial Mortgage Trust	116,050
College Loan Corp Trust	8,747
Commercial Mortgage Loan Trust	189,743
Credit Suisse First Boston Mortgage Securities Corp	1,465
Credit Suisse Mortgage Capital Certificates	73,154
Detroit Edison Securitization Funding LLC	1,295
Discover Card Master Trust	1,790
Fannie Mae Whole Loan	9,147
FHLMC Structured Pass Through Securities	2,632
Ford Credit Auto Owner Trust	3,728
GE Business Loan Trust	4,212
GE Capital Commercial Mortgage Corp	85,664
Greenwich Capital Commercial Funding Corp	129,119
GS Mortgage Securities Corp II	181,785
Harley-Davidson Motorcycle Trust	204,560
Honda Auto Receivables Owner Trust	6,058
Household Automotive Trust	357
JP Morgan Chase Commercial Mortgage Securities Corp	224,885
LB Commercial Conduit Mortgage Trust	23,512
LB-UBS Commercial Mortgage Trust	79,455
MBNA Credit Card Master Note Trust	2,020
MBNA Master Credit Card Trust	193,233
Merrill Lynch/Countrywide Commercial Mortgage Trust	5,101
Morgan Stanley Capital I	77,831
Nissan Auto Receivables Owner Trust	80
Salomon Brothers Mortgage Securities VII Inc	42,828
SLM Student Loan Trust	48,544
USAA Auto Owner Trust	20,762
Volkswagen Auto Lease Trust	5,143
Wachovia Auto Owner Trust	1,145
Wachovia Bank Commercial Mortgage Trust	78,158
Washington Mutual MSC Mortgage Pass-Through CTFS	2,411
World Omni Auto Receivables Trust	47,414

Total market value of collateral securities	$2,099,654

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$2,044,903,031	$—	$—	$2,044,903,031

Total Equity Securities	2,044,903,031	—	—	2,044,903,031

Bonds
Corporate Debt Securities	—	9,262,535	—	9,262,535

Total Bonds	—	9,262,535	—	9,262,535

Other
Affiliated Money Market Fund(b)	105,008,097	—	—	105,008,097
Investments of Cash Collateral Received for Securities on Loan(c)	—	405,812,206	—	405,812,206

Total Other	105,008,097	405,812,206	—	510,820,303

Total	$2,149,911,128	$415,074,741	$—	$2,564,985,869

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
VP — Goldman Sachs Mid Cap Value Fund
(formerly RiverSource Partners VP — Select Value Fund)
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
BE Aerospace, Inc.	3,410	(b)	$103,835

Airlines (0.1%)
JetBlue Airways Corp.	1,614	(b)	9,006

Auto Components (0.8%)
Johnson Controls, Inc.	3,570		117,774

Automobiles (1.4%)
Harley-Davidson, Inc.	7,180		201,543

Beverages (0.9%)
Molson Coors Brewing Co., Class B	3,110		130,807

Biotechnology (1.5%)
Biogen Idec, Inc.	3,663	(b)	210,110

Capital Markets (2.7%)
Invesco Ltd.	11,970		262,263
Janus Capital Group, Inc.	6,490		92,742
Raymond James Financial, Inc.	1,197		32,008

Total			387,013

Chemicals (2.0%)
CF Industries Holdings, Inc.	601		54,799
FMC Corp.	2,260		136,821
Huntsman Corp.	8,121		97,858

Total			289,478

Commercial Banks (6.6%)
Comerica, Inc.	4,560		173,462
Fifth Third Bancorp	16,140		219,343
First Horizon National Corp.	9,851	(b)	138,412
M&T Bank Corp.	1,372		108,909
Marshall & Ilsley Corp.	9,841		79,220
SunTrust Banks, Inc.	8,570		229,590

Total			948,936

Commercial Services & Supplies (0.9%)
Republic Services, Inc.	4,240		123,045

Communications Equipment (1.0%)
CommScope, Inc.	5,290	(b)	148,226

Construction & Engineering (0.5%)
Fluor Corp.	1,430		66,509

Issuer	Shares		Value(a)
Construction Materials (0.8%)
Vulcan Materials Co.	2,370		111,959

Consumer Finance (1.5%)
SLM Corp.	17,780	(b)	222,606

Containers & Packaging (0.6%)
Pactiv Corp.	3,490	(b)	87,878

Diversified Telecommunication Services (0.6%)
CenturyTel, Inc.	2,630		93,260

Electric Utilities (5.0%)
DPL, Inc.	4,394		119,473
Edison International	5,080		173,583
FirstEnergy Corp.	2,040		79,744
Great Plains Energy, Inc.	1,690		31,383
Northeast Utilities	3,210		88,724
NV Energy, Inc.	7,820		96,421
Pinnacle West Capital Corp.	1,130		42,635
PPL Corp.	3,330		92,274

Total			724,237

Electrical Equipment (0.7%)
Cooper Industries PLC	2,090		100,195

Electronic Equipment, Instruments & Components (1.8%)
Amphenol Corp., Class A	6,290		265,375

Energy Equipment & Services (2.6%)
Dril-Quip, Inc.	3,540	(b)	215,374
Oceaneering International, Inc.	802	(b)	50,919
Weatherford International Ltd.	6,850	(b,c)	108,641

Total			374,934

Food & Staples Retailing (1.7%)
BJ’s Wholesale Club, Inc.	2,750	(b)	101,723
Safeway, Inc.	5,827		144,859

Total			246,582

Food Products (1.0%)
Hormel Foods Corp.	927		38,943
Sara Lee Corp.	1,910		26,606
The JM Smucker Co.	1,273		76,712

Total			142,261

Gas Utilities (1.5%)
Questar Corp.	5,000		216,000

Health Care Equipment & Supplies (2.3%)
CR Bard, Inc.	1,930		167,177
Hologic, Inc.	5,492	(b)	101,822
Kinetic Concepts, Inc.	1,461	(b)	69,850

Total			338,849

Health Care Providers & Services (1.5%)
Aetna, Inc.	6,050		212,416

Hotels, Restaurants & Leisure (0.7%)
Penn National Gaming, Inc.	3,830	(b)	106,474

Issuer	Shares		Value(a)
Household Durables (2.3%)
Newell Rubbermaid, Inc.	13,600		206,720
NVR, Inc.	180	(b)	130,770

Total			337,490

Industrial Conglomerates (0.3%)
Textron, Inc.	2,004		42,545

Insurance (12.4%)
Everest Re Group Ltd.	2,560	(c)	207,181
Genworth Financial, Inc., Class A	8,260	(b)	151,488
Hartford Financial Services Group, Inc.	9,173		260,697
Lincoln National Corp.	2,627		80,649
Marsh & McLennan Companies, Inc.	8,320		203,174
Principal Financial Group, Inc.	9,254		270,309
The Progressive Corp.	6,210		118,549
WR Berkley Corp.	11,470		299,252
XL Capital Ltd., Class A	9,520	(c)	179,928

Total			1,771,227

Internet & Catalog Retail (1.5%)
Liberty Media Corp.- Interactive, Class A	14,550	(b,e)	222,761

Internet Software & Services (1.1%)
IAC/InterActiveCorp.	7,293	(b)	165,843

Machinery (5.3%)
Cummins, Inc.	2,320		143,724
Eaton Corp.	3,480		263,679
Parker Hannifin Corp.	2,990		193,572
Pentair, Inc.	2,440		86,913
Snap-On, Inc.	1,690		73,245

Total			761,133

Media (4.0%)
CBS Corp., Class B	19,857		276,807
DISH Network Corp., Class A	14,640		304,804

Total			581,611

Metals & Mining (2.8%)
Cliffs Natural Resources, Inc.	3,118		221,221
Steel Dynamics, Inc.	4,080		71,278
United States Steel Corp.	1,863		118,338

Total			410,837

Multiline Retail (1.2%)
JC Penney Co., Inc.	5,340		171,788

Multi-Utilities (2.6%)
Alliant Energy Corp.	2,170		72,174
CMS Energy Corp.	12,250		189,385
SCANA Corp.	1,890		71,045
Xcel Energy, Inc.	2,070		43,884

Total			376,488

Oil, Gas & Consumable Fuels (7.9%)
Concho Resources, Inc.	2,704	(b)	136,173
Forest Oil Corp.	4,718	(b)	121,819
Newfield Exploration Co.	6,495	(b)	338,064
Range Resources Corp.	5,450		255,442
Whiting Petroleum Corp.	3,535	(b)	285,769

Total			1,137,267

Issuer	Shares		Value(a)
Paper & Forest Products (0.9%)
International Paper Co.	5,580		137,324

Professional Services (1.1%)
Equifax, Inc.	4,255		152,329

Real Estate Investment Trusts (REITs) (6.7%)
Alexandria Real Estate Equities, Inc.	2,217		149,869
AvalonBay Communities, Inc.	1,364		117,781
Boston Properties, Inc.	2,325		175,397
Digital Realty Trust, Inc.	3,195		173,169
Douglas Emmett, Inc.	5,830		89,607
Essex Property Trust, Inc.	1,220		109,739
Host Hotels & Resorts, Inc.	10,601		155,305

Total			970,867

Road & Rail (1.4%)
Kansas City Southern	2,830	(b)	102,361
Ryder System, Inc.	2,620		101,551

Total			203,912

Semiconductors & Semiconductor Equipment (1.6%)
ON Semiconductor Corp.	21,008	(b)	168,064
Teradyne, Inc.	6,000	(b)	67,020

Total			235,084

Specialty Retail (1.3%)
Abercrombie & Fitch Co., Class A	1,145		52,258
GUESS?, Inc.	2,739		128,678

Total			180,936

Textiles, Apparel & Luxury Goods (0.9%)
Fossil, Inc.	2,260	(b)	85,293
Hanesbrands, Inc.	1,749	(b)	48,657

Total			133,950

Wireless Telecommunication Services (1.8%)
Clearwire Corp., Class A	13,180	(b)	94,237
Sprint Nextel Corp.	45,420	(b)	172,596

Total			266,833

Total Common Stocks (Cost: $13,181,695)			$14,239,533

Money Market Fund (2.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	385,135	(d)	$385,135

Total Money Market Fund (Cost: $385,135)			$385,135

Total Investments in Securities (Cost: $13,566,830)			$14,624,668

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 3.43% of net assets.
(d) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$14,239,533	$—	$—	$14,239,533

Total Equity Securities	14,239,533	—	—	14,239,533

Other
Affiliated Money Market Fund (b)	385,135	—	—	385,135

Total Other	385,135	—	—	385,135

Total	$14,624,668	$—	$—	$14,624,668

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

Portfolio of Investments
Partners VP — Small Cap Value Fund
(formerly RiverSource Partners VP — Small Cap Value Fund)
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (90.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.8%)
AAR Corp.	56,550	(b,d)	$1,403,571
Moog, Inc., Class A	37,230	(b,d)	1,318,687
Triumph Group, Inc.	133,270	(d)	9,340,894

Total			12,063,152

Airlines (1.5%)
Air France-KLM, ADR	147,650	(b,c)	2,322,535
JetBlue Airways Corp.	2,909,875	(b,d)	16,237,102
Republic Airways Holdings, Inc.	319,320	(b)	1,890,374
US Airways Group, Inc.	182,910	(b)	1,344,389

Total			21,794,400

Auto Components (2.5%)
American Axle & Manufacturing Holdings, Inc.	998,200	(b,d)	9,962,036
ArvinMeritor, Inc.	145,970	(b,d)	1,948,700
Cooper Tire & Rubber Co.	129,000	(d)	2,453,580
Dana Holding Corp.	668,058	(b,d)	7,936,529
Gentex Corp.	620,200	(d)	12,044,283
Tenneco, Inc.	87,490	(b,d)	2,069,139

Total			36,414,267

Beverages (0.2%)
Coca-Cola Bottling Co. Consolidated	38,692	(d)	2,269,672
National Beverage Corp.	54,546	(d)	606,552

Total			2,876,224

Biotechnology (0.2%)
Martek Biosciences Corp.	129,780	(b,d)	2,921,348

Building Products (1.1%)
Ameron International Corp.	19,750	(d)	1,242,078
Gibraltar Industries, Inc.	367,363	(b,d)	4,632,447
Simpson Manufacturing Co., Inc.	316,100	(d)	8,774,936
Universal Forest Products, Inc.	38,770	(d)	1,493,420

Total			16,142,881

Capital Markets (0.7%)
American Capital Ltd.	369,090	(b)	1,874,977
Capital Southwest Corp.	6,220	(d)	565,274
Cohen & Steers, Inc.	51,440	(d)	1,283,942
Oppenheimer Holdings, Inc., Class A	108,812	(d)	2,775,794
Stifel Financial Corp.	33,050	(b,d)	1,776,438
SWS Group, Inc.	143,495	(d)	1,654,497

Total			9,930,922

Issuer	Shares		Value(a)
Chemicals (2.1%)
Arch Chemicals, Inc.	48,270	(d)	1,660,005
Cabot Corp.	134,900		4,100,960
HB Fuller Co.	78,640	(d)	1,825,234
Innophos Holdings, Inc.	169,900	(d)	4,740,210
Minerals Technologies, Inc.	35,230		1,826,323
NewMarket Corp.	12,970		1,335,780
OM Group, Inc.	46,350	(b,d)	1,570,338
PolyOne Corp.	1,332,500	(b,d)	13,644,801
Stepan Co.	5,280		295,099

Total			30,998,750

Commercial Banks (5.6%)
BancorpSouth, Inc.	135,620	(d)	2,842,595
Bank of Hawaii Corp.	66,400	(d)	2,984,680
Bank of the Ozarks, Inc.	92,540	(d)	3,256,483
Columbia Banking System, Inc.	55,560	(d)	1,128,424
Community Bank System, Inc.	277,360	(d)	6,318,260
CVB Financial Corp.	297,050	(d)	2,949,707
First Citizens BancShares Inc., Class A	24,385		4,846,762
First Financial Bancorp	96,520	(d)	1,717,091
First Financial Bankshares, Inc.	27,240	(d)	1,404,222
Home BancShares, Inc.	64,890	(d)	1,715,692
Independent Bank Corp.	101,020	(d)	2,491,153
International Bancshares Corp.	81,140	(d)	1,865,409
National Penn Bancshares, Inc.	203,240		1,402,356
NBT Bancorp, Inc.	71,290	(d)	1,628,977
PacWest Bancorp	175,100	(d)	3,995,782
Park National Corp.	23,305	(d)	1,452,135
Prosperity Bancshares, Inc.	44,930	(d)	1,842,130
Republic Bancorp, Inc., Class A	17,250	(d)	324,990
Signature Bank	38,100	(b,d)	1,411,605
Susquehanna Bancshares, Inc.	197,380	(d)	1,936,298
Synovus Financial Corp.	3,230,800	(d)	10,629,331
Texas Capital Bancshares, Inc.	96,640	(b,d)	1,835,194
Trustmark Corp.	84,290	(d)	2,059,205
UMB Financial Corp.	115,730	(d)	4,698,638
United Community Banks, Inc.	629,300	(b,d)	2,775,213
Westamerica Bancorporation	65,400	(d)	3,770,310
Whitney Holding Corp.	269,800	(d)	3,720,542
Wintrust Financial Corp.	127,400	(d)	4,740,553

Total			81,743,737

Commercial Services & Supplies (2.3%)
ACCO Brands Corp.	198,070	(b,d)	1,517,216
Copart, Inc.	62,410	(b)	2,221,796
Cornell Companies, Inc.	134,920	(b,d)	2,470,385
EnergySolutions, Inc.	275,500	(d)	1,771,465
Ennis, Inc.	234,800	(d)	3,820,196
Knoll, Inc.	151,000	(d)	1,698,750
McGrath Rentcorp	55,935	(d)	1,355,305
Mine Safety Appliances Co.	45,670	(d)	1,276,933
The Brink’s Co.	362,097		10,221,999
The GEO Group, Inc.	313,070	(b,d)	6,205,047
Viad Corp.	17,818	(d)	366,160
WCA Waste Corp.	206,956	(b,d)	1,053,406

Total			33,978,658

Communications Equipment (1.4%)
3Com Corp.	431,000	(b)	3,314,390
ADTRAN, Inc.	287,250	(d)	7,569,037
ARRIS Group, Inc.	128,690	(b)	1,545,567

Issuer	Shares		Value(a)
BigBand Networks, Inc.	357,770	(b,d)	1,262,928
Ituran Location and Control Ltd.	115,034	(c)	1,831,341
NETGEAR, Inc.	77,350	(b,d)	2,018,835
Sycamore Networks, Inc.	86,399	(d)	1,737,484
Tekelec	91,830	(b,d)	1,667,633

Total			20,947,215

Computers & Peripherals (0.5%)
Diebold, Inc.	205,300	(d)	6,520,328
Netezza Corp.	102,840	(b,d)	1,315,324

Total			7,835,652

Construction & Engineering (1.6%)
Chicago Bridge & Iron Co. NV	115,900	(b,c,d)	2,695,834
Comfort Systems USA, Inc.	401,218	(d)	5,011,213
Insituform Technologies, Inc., Class A	371,800	(b,d)	9,893,597
Layne Christensen Co.	50,110	(b)	1,338,438
Sterling Construction Co., Inc.	75,200	(b,d)	1,182,144
Tutor Perini Corp.	115,670	(b,d)	2,515,823

Total			22,637,049

Consumer Finance (0.7%)
Cash America International, Inc.	186,926	(d)	7,379,838
The Student Loan Corp.	10,390		369,157
World Acceptance Corp.	61,320	(b,d)	2,212,426

Total			9,961,421

Containers & Packaging (1.3%)
AptarGroup, Inc.	292,595	(d)	11,513,613
Boise, Inc.	294,350	(b)	1,804,366
Temple-Inland, Inc.	292,700	(d)	5,979,861

Total			19,297,840

Distributors (—%)
Audiovox Corp., Class A	40,000	(b,d)	311,200

Diversified Consumer Services (1.2%)
Hillenbrand, Inc.	164,250	(d)	3,611,858
Lincoln Educational Services Corp.	178,470	(b,d)	4,515,291
Mac-Gray Corp.	381,840	(d)	4,310,974
Regis Corp.	253,500	(d)	4,735,379

Total			17,173,502

Diversified Financial Services (0.2%)
Medallion Financial Corp.	384,298	(d)	3,059,012

Diversified Telecommunication Services (0.1%)
Global Crossing Ltd.	94,960	(b,c)	1,438,644

Electric Utilities (3.2%)
El Paso Electric Co.	70,970	(b)	1,461,982
Idacorp, Inc.	225,300	(d)	7,799,886
NV Energy, Inc.	750,000		9,247,500
Pinnacle West Capital Corp.	259,000		9,772,070
PNM Resources, Inc.	706,250	(d)	8,849,313
Portland General Electric Co.	74,540		1,439,367

Issuer	Shares		Value(a)
UIL Holdings Corp.	159,162	(d)	4,376,955
Unisource Energy Corp., Co.	116,740	(d)	3,670,306

Total			46,617,379

Electrical Equipment (1.6%)
Belden, Inc.	325,700		8,943,722
Brady Corp., Class A	51,180	(d)	1,592,722
EnerSys	77,740	(b,d)	1,917,068
Franklin Electric Co., Inc.	41,400		1,241,586
Regal-Beloit Corp.	158,700	(d)	9,428,367

Total			23,123,465

Electronic Equipment, Instruments & Components (6.6%)
Celestica, Inc.	1,190,717	(b,c,d)	13,014,537
Cognex Corp.	533,940	(d)	9,872,551
CTS Corp.	59,200		557,664
Electro Rent Corp.	201,130	(d)	2,640,837
FARO Technologies, Inc.	139,200	(b,d)	3,584,400
Ingram Micro, Inc., Class A	171,019	(b)	3,001,383
Littelfuse, Inc.	330,400	(b,d)	12,558,504
Measurement Specialties, Inc.	84,700	(b,d)	1,245,937
Mercury Computer Systems, Inc.	344,000	(b,d)	4,719,680
Park Electrochemical Corp.	317,350	(d)	9,120,639
Plexus Corp.	412,140	(b,d)	14,849,403
Rofin-Sinar Technologies, Inc.	62,560	(b,d)	1,415,107
Sanmina-SCI Corp.	93,050	(b,d)	1,535,325
Scansource, Inc.	42,200	(b,d)	1,214,516
Vishay Intertechnology, Inc.	1,445,500	(b,d)	14,787,465

Total			94,117,948

Energy Equipment & Services (0.6%)
Bristow Group, Inc.	90,140	(b,d)	3,400,982
Complete Production Services, Inc.	65,940	(b,d)	761,607
TETRA Technologies, Inc.	176,450	(b,d)	2,156,219
Tidewater, Inc.	61,400		2,902,378

Total			9,221,186

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	438,410	(d)	13,766,073
Ruddick Corp.	319,293	(d)	10,102,431
The Andersons, Inc.	36,340		1,216,663
The Pantry, Inc.	77,600	(b,d)	969,224
Village Super Market, Inc., Class A	176,320	(d)	4,942,250

Total			30,996,641

Food Products (1.5%)
Cal-Maine Foods, Inc.	51,440	(d)	1,743,302
Chiquita Brands International, Inc.	107,580	(b,d)	1,692,233
Harbinger Group, Inc.	433,510	(b,d)	2,934,863
HQ Sustainable Maritime Industries, Inc.	184,273	(b,d)	1,105,638
Industrias Bachoco SAB de CV, ADR	164,258	(c,d)	3,626,816
J&J Snack Foods Corp.	56,453	(d)	2,454,012
Lancaster Colony Corp.	68,556	(d)	4,042,061
Seneca Foods Corp., Class A	104,780	(b,d)	3,051,194
The Hain Celestial Group, Inc.	71,610	(b,d)	1,242,434

Total			21,892,553

Issuer	Shares		Value(a)
Gas Utilities (1.1%)
Northwest Natural Gas Co.	85,500	(d)	3,984,300
Piedmont Natural Gas Co., Inc.	36,100	(d)	995,638
South Jersey Industries, Inc.	169,430	(d)	7,114,366
Southwest Gas Corp.	57,470	(d)	1,719,502
The Laclede Group, Inc.	47,740		1,609,793

Total			15,423,599

Health Care Equipment & Supplies (2.0%)
Analogic Corp.	25,350	(d)	1,083,206
AngioDynamics, Inc.	56,280	(b,d)	879,094
Conmed Corp.	67,610	(b,d)	1,609,794
Haemonetics Corp.	33,620	(b,d)	1,921,383
ICU Medical, Inc.	89,940	(b,d)	3,098,433
Invacare Corp.	67,520	(d)	1,791,981
Meridian Bioscience, Inc.	160,100	(d)	3,261,237
STERIS Corp.	250,380	(d)	8,427,790
The Cooper Companies, Inc.	100,400	(d)	3,903,552
West Pharmaceutical Services, Inc.	43,650	(d)	1,831,118
Wright Medical Group, Inc.	58,760	(b,d)	1,044,165

Total			28,851,753

Health Care Providers & Services (1.6%)
Air Methods Corp.	90,990	(b,d)	3,093,660
Chemed Corp.	33,690	(d)	1,832,062
Chindex International, Inc.	189,136	(b,d)	2,233,696
HealthSpring, Inc.	82,220	(b,d)	1,447,072
Kindred Healthcare, Inc.	165,460	(b,d)	2,986,553
National Healthcare Corp.	49,360	(d)	1,746,357
Owens & Minor, Inc.	139,500	(d)	6,471,405
Psychiatric Solutions, Inc.	48,820	(b,d)	1,454,836
The Ensign Group, Inc.	103,950	(d)	1,801,454

Total			23,067,095

Hotels, Restaurants & Leisure (3.1%)
Ameristar Casinos, Inc.	246,900	(d)	4,498,518
Bob Evans Farms, Inc.	276,920	(d)	8,559,597
CEC Entertainment, Inc.	33,810	(b,d)	1,287,823
Churchill Downs, Inc.	59,660	(d)	2,237,250
CKE Restaurants, Inc.	205,600		2,275,992
Cracker Barrel Old Country Store, Inc.	175,173	(d)	8,124,524
Frisch’s Restaurants, Inc.	96,985	(d)	2,143,369
International Speedway Corp., Class A	144,250	(d)	3,717,323
Lodgian, Inc.	228,774	(b)	571,935
Monarch Casino & Resort, Inc.	176,960	(b,d)	1,511,238
Nathan’s Famous, Inc.	62,932	(b,d)	974,817
Orient-Express Hotels Ltd., Series A	137,907	(b,c,d)	1,955,521
Papa John’s International, Inc.	132,299	(b,d)	3,401,407
PF Chang’s China Bistro, Inc.	33,340	(b)	1,471,294
Ruby Tuesday, Inc.	158,760	(b,d)	1,678,093

Total			44,408,701

Household Durables (1.6%)
Tupperware Brands Corp.	151,250		7,293,275
Universal Electronics, Inc.	147,780	(b,d)	3,301,405
Whirlpool Corp.	143,700	(d)	12,537,825

Total			23,132,505

Independent Power Producers & Energy Traders (0.4%)
RRI Energy, Inc.	1,717,900	(b,d)	6,339,051

Issuer	Shares		Value(a)
Insurance (6.2%)
American Equity Investment Life Holding Co.	484,400	(d)	5,158,860
American National Insurance Co.	56,426	(d)	6,406,608
AmTrust Financial Services, Inc.	117,795	(d)	1,643,240
Argo Group International Holdings Ltd.	45,160	(c,d)	1,471,764
Conseco, Inc.	268,930	(b,d)	1,672,745
Delphi Financial Group, Inc., Class A	72,990	(d)	1,836,428
eHealth, Inc.	139,530	(b,d)	2,197,598
FPIC Insurance Group, Inc.	83,650	(b,d)	2,267,752
Hilltop Holdings, Inc.	400,190	(b,d)	4,702,233
Infinity Property & Casualty Corp.	56,880	(d)	2,584,627
Max Capital Group Ltd.	359,448	(c,d)	8,263,710
Montpelier Re Holdings Ltd.	220,500	(c)	3,706,605
National Financial Partners Corp.	129,470	(b,d)	1,825,527
Navigators Group, Inc.	63,276	(b,d)	2,488,645
OneBeacon Insurance Group Ltd., Series A	72,120	(d)	1,244,070
Platinum Underwriters Holdings Ltd.	282,800	(c)	10,486,223
Safety Insurance Group, Inc.	54,000	(d)	2,034,180
Selective Insurance Group	97,380	(d)	1,616,508
StanCorp Financial Group, Inc.	83,200	(d)	3,962,816
Torchmark Corp.	158,800		8,497,388
Validus Holdings Ltd.	424,648	(c)	11,690,558
White Mountains Insurance Group Ltd.	8,915		3,164,825

Total			88,922,910

Internet & Catalog Retail (0.2%)
PetMed Express, Inc.	143,765	(d)	3,187,270

Internet Software & Services (0.3%)
j2 Global Communications, Inc.	87,380	(b,d)	2,044,692
ValueClick, Inc.	176,390	(b,d)	1,788,595

Total			3,833,287

IT Services (1.2%)
Computer Services, Inc.	30,920		1,298,640
DST Systems, Inc.	98,410	(d)	4,079,095
Forrester Research, Inc.	65,240	(b,d)	1,961,767
MAXIMUS, Inc.	155,500	(d)	9,474,614

Total			16,814,116

Leisure Equipment & Products (0.5%)
Brunswick Corp.	435,200	(d)	6,950,144
Head NV	139,000	(b,c)	76,450

Total			7,026,594

Machinery (2.9%)
Actuant Corp., Class A	86,440	(d)	1,689,902
Albany International Corp., Class A	106,180	(d)	2,286,055
Altra Holdings, Inc.	95,040	(b,d)	1,304,899
Kaydon Corp.	41,840	(d)	1,573,184
Lincoln Electric Holdings, Inc.	36,770		1,997,714
Lindsay Corp.	40,560		1,679,590
Mueller Industries, Inc.	73,690	(d)	1,974,155
Oshkosh Corp.	338,500	(b)	13,655,090
Robbins & Myers, Inc.	70,150	(d)	1,670,973
Sun Hydraulics Corp.	26,620	(d)	691,588
Terex Corp.	441,600	(b,d)	10,028,736
Toro Co.	77,750	(d)	3,822,968

Total			42,374,854

Issuer	Shares		Value(a)
Media (2.0%)
Ascent Media Corp., Series A	28,770	(b,d)	783,983
John Wiley & Sons, Inc., Class A	99,600	(d)	4,310,688
National CineMedia, Inc.	49,940		861,964
Valassis Communications, Inc.	808,100	(b,d)	22,489,423

Total			28,446,058

Metals & Mining (1.5%)
Kaiser Aluminum Corp.	39,790		1,534,700
Schnitzer Steel Industries, Inc., Class A	72,800	(d)	3,824,184
Stillwater Mining Co.	901,322	(b,d)	11,699,160
Worthington Industries, Inc.	249,100	(d)	4,306,939

Total			21,364,983

Multiline Retail (1.3%)
99 Cents Only Stores	110,300	(b,d)	1,797,890
Big Lots, Inc.	131,460	(b)	4,787,774
Dillard’s, Inc., Class A	193,700	(d)	4,571,320
Dollar Tree, Inc.	59,055	(b)	3,497,237
Fred’s Inc., Class A	350,190	(d)	4,195,276

Total			18,849,497

Multi-Utilities (1.0%)
Avista Corp.	503,690	(d)	10,431,419
Black Hills Corp.	69,070	(d)	2,096,275
NorthWestern Corp.	70,190	(d)	1,881,794

Total			14,409,488

Oil, Gas & Consumable Fuels (3.7%)
Berry Petroleum Co., Class A	58,530	(d)	1,648,205
Eastern American Natural Gas	48,200		1,127,880
Energy Partners Ltd.	199,500	(b)	2,429,910
Evolution Petroleum Corp.	533,283	(b,d)	2,474,433
EXCO Resources, Inc.	456,100	(d)	8,383,117
Frontier Oil Corp.	139,150	(d)	1,878,525
Gastar Exploration Ltd.	476,400	(b)	2,315,304
Holly Corp.	142,300	(d)	3,971,593
International Coal Group, Inc.	262,340	(b)	1,198,894
Overseas Shipholding Group, Inc.	39,240		1,539,385
Patriot Coal Corp.	100,150	(b,d)	2,049,069
Penn Virginia Corp.	75,250	(d)	1,843,625
Provident Energy Trust Unit	99,740	(c,d)	768,995
Rosetta Resources, Inc.	74,070	(b,d)	1,744,349
St. Mary Land & Exploration Co.	166,700	(d)	5,802,827
Stone Energy Corp.	149,500	(b,d)	2,653,625
Tesoro Corp.	337,900	(d)	4,696,810
USEC, Inc.	1,118,200	(b,d)	6,452,014
World Fuel Services Corp.	48,740	(d)	1,298,434

Total			54,276,994

Paper & Forest Products (1.0%)
Glatfelter	439,620	(d)	6,370,094
Louisiana-Pacific Corp.	971,550	(b,d)	8,792,527

Total			15,162,621

Personal Products (0.4%)
NBTY, Inc.	134,900	(b)	6,472,502

Issuer	Shares		Value(a)
Pharmaceuticals (0.3%)
Biovail Corp.	171,600	(c)	2,877,732
Viropharma, Inc.	116,480	(b,d)	1,587,622

Total			4,465,354

Professional Services (1.8%)
Administaff, Inc.	263,320	(d)	5,619,249
CDI Corp.	199,200	(d)	2,920,272
Korn/Ferry International	679,619	(b,d)	11,995,275
The Corporate Executive Board Co.	98,520	(d)	2,619,647
Volt Information Sciences, Inc.	227,780	(b,d)	2,325,634

Total			25,480,077

Real Estate Investment Trusts (REITs) (3.3%)
American Campus Communities, Inc.	88,700	(d)	2,453,442
Ashford Hospitality Trust, Inc.	189,630	(b)	1,359,647
BioMed Realty Trust, Inc.	110,790	(d)	1,832,467
Brandywine Realty Trust	431,700	(d)	5,271,057
BRE Properties, Inc.	48,170	(d)	1,722,078
DCT Industrial Trust, Inc.	301,110	(d)	1,574,805
DiamondRock Hospitality Co.	265,899	(b,d)	2,688,239
Douglas Emmett, Inc.	101,860	(d)	1,565,588
EastGroup Properties, Inc.	33,780	(d)	1,274,857
Entertainment Properties Trust	43,470	(d)	1,787,921
Equity Lifestyle Properties, Inc.	51,700	(d)	2,785,596
Extra Space Storage, Inc.	98,160	(d)	1,244,669
First Industrial Realty Trust, Inc.	200,960	(b)	1,559,450
Franklin Street Properties Corp.	116,290	(d)	1,678,065
Gyrodyne Co. of America, Inc.	23,367	(b)	981,414
Hersha Hospitality Trust	337,540		1,748,457
Home Properties, Inc.	35,490	(d)	1,660,932
Mack-Cali Realty Corp.	67,400	(d)	2,375,850
Medical Properties Trust, Inc.	159,080		1,667,158
MFA Financial, Inc.	520,000		3,827,200
National Retail Properties, Inc.	70,770	(d)	1,615,679
Omega Healthcare Investors, Inc.	72,960	(d)	1,421,990
Parkway Properties, Inc.	60,900	(d)	1,143,702
Sovran Self Storage, Inc.	41,320	(d)	1,440,415
Washington Real Estate Investment Trust	59,750	(d)	1,825,363

Total			48,506,041

Real Estate Management & Development (0.7%)
Avatar Holdings, Inc.	99,090	(b,d)	2,154,217
FirstService Corp.	90,600	(b,c)	2,071,116
MI Developments, Inc., Class A	420,000	(c)	5,476,800

Total			9,702,133

Road & Rail (0.5%)
Amerco, Inc.	65,759	(b,d)	3,570,056
Arkansas Best Corp.	127,680	(d)	3,815,079

Total			7,385,135

Semiconductors & Semiconductor Equipment (3.5%)
Axcelis Technologies, Inc.	625,000	(b)	1,037,500
Brooks Automation, Inc.	1,036,800	(b,d)	9,144,576
Cabot Microelectronics Corp.	48,420	(b)	1,831,729
Fairchild Semiconductor International, Inc.	116,110	(b,d)	1,236,572
FEI Co.	57,230	(b,d)	1,311,139

Issuer	Shares		Value(a)
Micron Technology, Inc.	1,000,000	(b,d)	10,390,000
Photronics, Inc.	240,430	(b,d)	1,223,789
Power Integrations, Inc.	32,210	(d)	1,327,052
Semiconductor Manufacturing International Corp., ADR	3,400,136	(b,c,d)	21,692,867
Standard Microsystems Corp.	54,250	(b,d)	1,262,940

Total			50,458,164

Software (1.1%)
Ariba, Inc.	96,150	(b,d)	1,235,528
Blackbaud, Inc.	173,950		4,381,801
JDA Software Group, Inc.	55,810	(b,d)	1,552,634
Mentor Graphics Corp.	727,100	(b,d)	5,831,341
TeleCommunication Systems, Inc., Class A	397,220	(b,d)	2,911,623

Total			15,912,927

Specialty Retail (5.3%)
Aaron’s, Inc.	302,980	(d)	10,101,353
Cabela’s, Inc.	602,800	(b,d)	10,542,972
Dress Barn, Inc.	143,689	(b)	3,758,904
Foot Locker, Inc.	353,000		5,309,120
Genesco, Inc.	39,730	(b,d)	1,232,027
Group 1 Automotive, Inc.	38,420	(b,d)	1,224,061
Jos A Bank Clothiers, Inc.	31,880	(b,d)	1,742,242
OfficeMax, Inc.	166,100	(b,d)	2,727,362
PetSmart, Inc.	120,690	(d)	3,857,252
Rent-A-Center, Inc.	253,741	(b,d)	6,000,975
Stage Stores, Inc.	403,680	(d)	6,212,635
Talbots, Inc.	132,480	(b,d)	1,716,941
The Children’s Place Retail Stores, Inc.	35,440	(b,d)	1,578,852
The Finish Line, Inc., Class A	457,790		7,471,133
The Men’s Wearhouse, Inc.	549,850	(d)	13,163,410

Total			76,639,239

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	86,100	(d)	4,522,833
Deckers Outdoor Corp.	9,180	(b,d)	1,266,840
The Timberland Co., Class A	68,290	(b,d)	1,457,309
UniFirst Corp.	58,806	(d)	3,028,509

Total			10,275,491

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	278,400	(d)	4,036,801
Brookline Bancorp, Inc.	163,170	(d)	1,736,129
Dime Community Bancshares	158,870	(d)	2,006,528
NewAlliance Bancshares, Inc.	116,120	(d)	1,465,434
Trustco Bank Corp. NY	195,820	(d)	1,208,209

Total			10,453,101

Tobacco (0.1%)
Universal Corp.	30,130	(d)	1,587,550

Trading Companies & Distributors (0.1%)
GATX Corp.	57,200	(d)	1,638,780

Water Utilities (0.2%)
SJW Corp.	136,026	(d)	3,457,781

Issuer	Shares		Value(a)
Wireless Telecommunication Services (0.1%)
NTELOS Holdings Corp.	8,860		157,619
Syniverse Holdings, Inc.	84,380	(b,d)	1,642,879

Total			1,800,498

Total Common Stocks (Cost: $1,075,329,228)			$1,307,621,195

Money Market Fund (9.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	142,874,821	(e)	$142,874,821

Total Money Market Fund (Cost: $142,874,821)			$142,874,821

Investments of Cash Collateral Received for Securities on Loan (27.2%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (1.9%)
Grampian Funding LLC
04-12-10	0.22%	$9,997,983	$9,997,983
Rheingold Securitization
04-22-10	0.27	9,997,675	9,997,675
Versailles Commercial Paper LLC
04-12-10	0.23	1,999,604	1,999,604
04-15-10	0.28	4,998,794	4,998,794

Total			26,994,056

Certificates of Deposit (16.9%)
Australia and New Zealand Bank Group
04-26-10	0.30	5,000,000	5,000,000
04-27-10	0.29	2,500,000	2,500,000
05-04-10	0.31	5,000,000	5,000,000
Banco Popular Espanol
04-26-10	0.35	4,997,085	4,997,085
05-19-10	0.41	4,996,529	4,996,529
Banco Santander Central Hispano
04-01-10	0.21	5,000,000	5,000,000
04-01-10	0.23	1,000,000	1,000,000
04-16-10	0.30	10,000,000	10,000,000
04-19-10	0.31	2,000,000	2,000,000
Banque et Caisse d’Epargne de l’Etat
04-19-10	0.28	7,998,045	7,998,045
Banque Federative du Credit Mutuel
04-06-10	0.36	999,094	999,094
04-19-10	0.35	1,998,276	1,998,276
06-02-10	0.37	4,995,277	4,995,277
Caisse Centrale du Credit Immobilier de France
04-30-10	0.35	4,998,515	4,998,515
Clydesdale Bank
04-06-10	0.26	5,000,000	5,000,000
04-30-10	0.25	4,997,917	4,997,917
Credit Industrial et Commercial
05-10-10	0.35	2,000,000	2,000,000
Credit Suisse
04-23-10	0.32	5,000,000	5,000,000
05-17-10	0.35	10,000,000	10,000,000
Dexia Bank
04-12-10	0.31	11,996,747	11,996,747
04-26-10	0.33	7,000,000	7,000,000
DZ Bank
04-01-10	0.22	4,999,053	4,999,053

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Erste Bank der Oesterreichischen Sparkassen
04-01-10	0.29	9,999,517	9,999,517
Fortis Bank
04-19-10	0.27	5,000,000	5,000,000
KBC Bank
04-22-10	0.33	10,000,000	10,000,000
Natixis
04-08-10	0.25	1,999,570	1,999,570
04-16-10	0.26	10,000,000	10,000,000
04-26-10	0.24	5,000,000	5,000,000
Norinchukin Bank
04-08-10	0.25	2,000,000	2,000,000
04-08-10	0.22	4,999,053	4,999,053
NyKredit Bank
04-29-10	0.35	2,500,000	2,500,000
06-22-10	0.38	5,000,000	5,000,000
06-24-10	0.38	10,000,000	10,000,000
Overseas Chinese Banking Corp
04-26-10	0.29	5,000,000	5,000,000
05-11-10	0.27	10,000,000	10,000,000
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	10,000,000	10,000,000
Sumitomo Mitsui Banking
04-26-10	0.29	2,500,000	2,500,000
05-19-10	0.27	15,000,000	15,000,000
Ulster Bank Ireland Limited
04-01-10	0.29	14,999,275	14,999,275
Unicredit BK
04-06-10	0.30	6,000,000	6,000,000
Unicredito Italiano
05-17-10	0.30	5,000,000	5,000,000

Total			247,473,953

Commercial Paper (0.7%)
Citigroup Funding
04-26-10	0.26	9,997,472	9,997,472

Repurchase Agreements (7.7%)(f)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$6,733,296	0.05	6,733,287	6,733,287
Barclays Capital
dated 03-22-10, matures 04-30-10, repurchase price
$10,003,083	0.37	10,000,000	10,000,000
Barclays Capital
dated 03-31-10, matures 04-01-10, repurchase price
$5,000,038	0.27	5,000,000	5,000,000
Cantor Fitzgerald
dated 03-31-10, matures 04-01-10, repurchase price
$20,000,028	0.05	20,000,000	20,000,000
Morgan Stanley
dated 02-23-10, matures 04-30-10, repurchase price
$10,003,083	0.37	10,000,000	10,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Morgan Stanley
dated 03-04-10, matures 04-30-10, repurchase price
$10,003,083	0.37	10,000,000	10,000,000
Nomura Securities
dated 03-31-10, matures 04-01-10, repurchase price
$15,000,113	0.27	15,000,000	15,000,000
Pershing LLC
dated 03-31-10, matures 04-01-10, repurchase price
$25,000,153	0.22	25,000,000	25,000,000
RBS Securities
dated 03-31-10, matures 04-01-10, repurchase price
$9,500,111	0.42	9,500,000	9,500,000

Total			111,233,287

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $395,698,768)			$395,698,768

Total Investments in Securities (Cost: $1,613,902,817)			$1,846,194,784

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 6.57% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$422,851
Freddie Mac REMICS	1,044,990
Government National Mortgage Association	5,400,111

Total market value of collateral securities	$6,867,952

Barclays Capital (0.37%)

Security description	Value(a)

United States Treasury Note/Bond	$10,200,003

Total market value of collateral securities	$10,200,003

Barclays Capital (0.27%)

Security description	Value(a)

Banc of America Commercial Mortgage Inc	$495,044
Bayview Commercial Asset Trust	89,112
BCAP LLC Trust	109,165
Bear Stearns Adjustable Rate Mortgage Trust	150,948
Bear Stearns Commercial Mortgage Securities	242,453
CC Mortgage Funding Corp	45,461
Citigroup Commercial Mortgage Trust	322,847
Citigroup Mortgage Loan Trust Inc	4,783
Citigroup/Deutsche Bank Commercial Mortgage Trust	9,444
Commercial Mortgage Asset Trust	55,342
Commercial Mortgage Pass Through Certificates	42,660
Countrywide Home Loan Mortgage Pass Through Trust	44,528
Credit Suisse First Boston Mortgage Securities Corp	194,304
Credit Suisse Mortgage Capital Certificates	12,630
Crusade Global Trust	36,196
First Franklin Mortgage Loan Asset Backed Certificates	86,954
GE Capital Commercial Mortgage Corp	4,127
General Electric Capital Assurance Co	50,251
GMAC Commercial Mortgage Securities Inc	12,564
Gracechurch Mortgage Financing PLC	7,256
Granite Master Issuer PLC	461,643
Granite Mortgages PLC	417,125
Greenwich Capital Commercial Funding Corp	131,350
GSAMP Trust	46,477
Homestar Mortgage Acceptance Corp	85,331
Interstar Millennium Trust	15,477
JP Morgan Chase Commercial Mortgage Securities Corp	159,065
Kildare Securities Ltd	4,186
LB-UBS Commercial Mortgage Trust	110,539
Leek Finance Ltd	4,642
Medallion Trust	1,363
Merrill Lynch Floating Trust	48,041
Merrill Lynch/Countrywide Commercial Mortgage Trust	194,969
Morgan Stanley ABS Capital I	110,871
Morgan Stanley Capital I	94,012
Morgan Stanley Dean Witter Capital I	2,047
Mortgage Equity Conversion Asset Trust	2,879
National RMBS Trust	3,927
Nomura Asset Securities Corp	176,976
Paragon Mortgages PLC	295,040
Puma Finance Ltd	10,552
Residential Accredit Loans Inc	24,298
Residential Asset Mortgage Products Inc	148,493
Residential Mortgage Securities	146,924
SACO I Inc	10,925
Structured Asset Mortgage Investments Inc	25,443
Structured Asset Securities Corp	42,170
Superannuation Members Home Loans Global Fund	175,680
Thornburg Mortgage Securities Trust	965
Wachovia Bank Commercial Mortgage Trust	94,116
WaMu Mortgage Pass Through Certificates	188,405

Total market value of collateral securities	$5,250,000

Cantor Fitzgerald (0.05%)

Security description	Value(a)

Fannie Mae Grantor Trust	$785
Fannie Mae Interest Strip	53,281
Fannie Mae Pool	14,532,968
Fannie Mae REMICS	847,805
Fannie Mae Whole Loan	15,087
Federal Home Loan Mortgage Corp	453,971
Freddie Mac Non Gold Pool	2,133,946
Freddie Mac Reference REMIC	27,922
Freddie Mac REMICS	319,968
Freddie Mac Strips	29,679
Ginnie Mae I pool	330,668
Ginnie Mae II pool	528,811
Government National Mortgage Association	148,962
United States Treasury Bill	128,157
United States Treasury Inflation Indexed Bonds	23,125
United States Treasury Note/Bond	6
United States Treasury Strip Coupon	714,567
United States Treasury Strip Principal	110,293

Total market value of collateral securities	$20,400,001

Morgan Stanley (0.37%)

Security description	Value(a)

Access Group Inc	$778,973
Accredited Mortgage Loan Trust	41,752
American Express Credit Account Master Trust	22,572
American Express Issuance Trust	23,224
AmeriCredit Automobile Receivables Trust	26,929
BA Credit Card Trust	194,270
Banc of America Commercial Mortgage Inc	385,145
Banc of America Large Loan Inc	124,637
Bank One Issuance Trust	187,931
BMW Vehicle Lease Trust	133,672
Capital Auto Receivables Asset Trust	251,604
Capital One Multi-Asset Execution Trust	351,419
Chase Issuance Trust	393,297
Citibank Credit Card Issuance Trust	266,253
Citifinancial Mortgage Securities Inc	26,770
Citigroup Commercial Mortgage Trust	204,497
Collegiate Funding Services Education Loan Trust I	130,258
Commercial Mortgage Asset Trust	65,803
Commercial Mortgage Pass Through Certificates	80,247
Credit Suisse First Boston Mortgage Securities Corp	57,553
Credit Suisse Mortgage Capital Certificates	220,148
Daimler Chrysler Auto Trust	353,462
DFR Middle Market CLO Ltd	276,466
Education Funding Capital Trust I	118,353
Fannie Mae REMICS	66,484
Fannie Mae Whole Loan	161,662
Federal National Mortgage Association	36,267
FHLMC Structured Pass Through Securities	24,609
Ford Credit Floorplan Master Owner Trust	208,808
GE Business Loan Trust	33,956
GE Capital Credit Card Master Note Trust	282,957
G-FORCE CDO	63,581
Gramercy Real Estate CDO	407,425
Granite Master Issuer PLC	219,871
Granite Mortgages PLC	29,890
HSBC Home Equity Loan Trust	72,084
Hyundai Floorplan Master Owner Trust	113,931
JP Morgan Chase Commercial Mortgage Securities Corp	410,967
LB-UBS Commercial Mortgage Trust	48,748
MBNA Credit Card Master Note Trust	660,681
Merrill Lynch Mortgage Trust	146,729
Morgan Stanley ABS Capital I	12,163
Nelnet Education Loan Funding Inc	53,920
Nelnet Student Loan Trust	265,713
Nissan Auto Lease Trust	80,208
Northstar Education Finance Inc	93,672
Pennsylvania Higher Education Assistance Agency	39,716
Saxon Asset Securities Trust	35,295
SLC Student Loan Trust	82,935
SLM Student Loan Trust	345,483
Victoria Falls CLO Ltd	694,371
Wachovia Bank Commercial Mortgage Trust	1,084,138

Total market value of collateral securities	$10,491,499

Morgan Stanley (0.37%)

Security description	Value(a)

Access Group Inc	$778,973
Accredited Mortgage Loan Trust	41,752
American Express Credit Account Master Trust	22,572
American Express Issuance Trust	23,224
AmeriCredit Automobile Receivables Trust	26,929
BA Credit Card Trust	194,270
Banc of America Commercial Mortgage Inc	385,145
Banc of America Large Loan Inc	124,637
Bank One Issuance Trust	187,931
BMW Vehicle Lease Trust	133,672
Capital Auto Receivables Asset Trust	251,604
Capital One Multi-Asset Execution Trust	351,419
Chase Issuance Trust	393,297
Citibank Credit Card Issuance Trust	266,253
Citifinancial Mortgage Securities Inc	26,770
Citigroup Commercial Mortgage Trust	204,497
Collegiate Funding Services Education Loan Trust I	130,258
Commercial Mortgage Asset Trust	65,803
Commercial Mortgage Pass Through Certificates	80,247
Credit Suisse First Boston Mortgage Securities Corp	57,553
Credit Suisse Mortgage Capital Certificates	220,148
Daimler Chrysler Auto Trust	353,462
DFR Middle Market CLO Ltd	276,466
Education Funding Capital Trust I	118,353
Fannie Mae REMICS	66,484
Fannie Mae Whole Loan	161,662
Federal National Mortgage Association	36,267
FHLMC Structured Pass Through Securities	24,609
Ford Credit Floorplan Master Owner Trust	208,808
GE Business Loan Trust	33,956
GE Capital Credit Card Master Note Trust	282,957
G-FORCE CDO	63,581
Gramercy Real Estate CDO	407,425
Granite Master Issuer PLC	219,871
Granite Mortgages PLC	29,890
HSBC Home Equity Loan Trust	72,084
Hyundai Floorplan Master Owner Trust	113,931
JP Morgan Chase Commercial Mortgage Securities Corp	410,967
LB-UBS Commercial Mortgage Trust	48,748
MBNA Credit Card Master Note Trust	660,681
Merrill Lynch Mortgage Trust	146,729
Morgan Stanley ABS Capital I	12,163
Nelnet Education Loan Funding Inc	53,920
Nelnet Student Loan Trust	265,713
Nissan Auto Lease Trust	80,208
Northstar Education Finance Inc	93,672
Pennsylvania Higher Education Assistance Agency	39,716
Saxon Asset Securities Trust	35,295
SLC Student Loan Trust	82,935
SLM Student Loan Trust	345,483
Victoria Falls CLO Ltd	694,371
Wachovia Bank Commercial Mortgage Trust	1,084,138

Total market value of collateral securities	$10,491,499

Nomura Securities (0.27%)

Security description	Value(a)

American Express Credit Account Master Trust	$175,473
BA Credit Card Trust	719,330
Banc of America Commercial Mortgage Inc	45,173
Capital One Auto Finance Trust	177,449
Capital One Multi-Asset Execution Trust	39,476
Caterpillar Financial Asset Trust	972
CDC Commercial Mortgage Trust	39,629
Chase Issuance Trust	123,856
Citibank Credit Card Issuance Trust	195,543
Citigroup Commercial Mortgage Trust	190,299
Citigroup/Deutsche Bank Commercial Mortgage Trust	870,374
College Loan Corp Trust	65,601
Commercial Mortgage Loan Trust	1,423,073
Credit Suisse First Boston Mortgage Securities Corp	10,984
Credit Suisse Mortgage Capital Certificates	548,657
Detroit Edison Securitization Funding LLC	9,710
Discover Card Master Trust	13,429
Fannie Mae Whole Loan	68,606
FHLMC Structured Pass Through Securities	19,739
Ford Credit Auto Owner Trust	27,957
GE Business Loan Trust	31,587
GE Capital Commercial Mortgage Corp	642,482
Greenwich Capital Commercial Funding Corp	968,392
GS Mortgage Securities Corp II	1,363,386
Harley-Davidson Motorcycle Trust	1,534,200
Honda Auto Receivables Owner Trust	45,432
Household Automotive Trust	2,677
JP Morgan Chase Commercial Mortgage Securities Corp	1,686,637
LB Commercial Conduit Mortgage Trust	176,343
LB-UBS Commercial Mortgage Trust	595,911
MBNA Credit Card Master Note Trust	15,152
MBNA Master Credit Card Trust	1,449,244
Merrill Lynch/Countrywide Commercial Mortgage Trust	38,256
Morgan Stanley Capital I	583,733
Nissan Auto Receivables Owner Trust	604
Salomon Brothers Mortgage Securities VII Inc	321,211
SLM Student Loan Trust	364,082
USAA Auto Owner Trust	155,715
Volkswagen Auto Lease Trust	38,574
Wachovia Auto Owner Trust	8,588
Wachovia Bank Commercial Mortgage Trust	586,181
Washington Mutual MSC Mortgage Pass-Through CTFS	18,082
World Omni Auto Receivables Trust	355,603

Total market value of collateral securities	$15,747,402

Pershing LLC (0.22%)

Security description	Value(a)

Fannie Mae Benchmark REMIC	$100,354
Fannie Mae Pool	10,092,457
Fannie Mae REMICS	2,423,031
Federal Home Loan Banks	38,250
Federal Home Loan Mortgage Corp	142,278
Federal National Mortgage Association	325,604
Freddie Mac Gold Pool	4,609,498
Freddie Mac Non Gold Pool	216,401
Freddie Mac Reference REMIC	61,712
Freddie Mac REMICS	456,909
Ginnie Mae I pool	707,199
Ginnie Mae II pool	283,533
Government National Mortgage Association	908,192
United States Treasury Inflation Indexed Bonds	120,480
United States Treasury Note/Bond	4,618,240
United States Treasury Strip Principal	395,862

Total market value of collateral securities	$25,500,000

RBS Securities (0.42%)

Security description	Value(a)

Accredited Mortgage Loan Trust	$54,658
ACE Securities Corp	110,079
Aegis Asset Backed Securities Trust	80,779
American Express Credit Account Master Trust	202,717
AmeriCredit Automobile Receivables Trust	48,114
Ameriquest Mortgage Securities Inc	91,387
Amortizing Residential Collateral Trust	28,825
BA Credit Card Trust	172,973
Bank of America Auto Trust	2,137
BMW Vehicle Lease Trust	366,739
Capital Auto Receivables Asset Trust	945,465
Capital One Multi-Asset Execution Trust	540,371
Capital One Prime Auto Receivables Trust	20,656
Chase Issuance Trust	382,336
Citibank Credit Card Issuance Trust	416,446
Citigroup Commercial Mortgage Trust	92,184
CNH Equipment Trust	4,690
Countrywide Asset-Backed Certificates	214,210
Credit-Based Asset Servicing and Securitization LLC	113,089
Fifth Third Auto Trust	73,069
First Franklin Mortgage Loan Asset Backed Certificates	204,294
Ford Credit Auto Owner Trust	157,857
Franklin Auto Trust	20,352
GE Business Loan Trust	116,842
Goal Capital Funding Trust	13,511
Green Tree Mortgage Loan Trust	129,302
Greenwich Capital Commercial Funding Corp	318,645
GS Mortgage Securities Corp II	435,860
Hampden CBO Ltd	353,874
Harley-Davidson Motorcycle Trust	38,365
Honda Auto Receivables Owner Trust	20,168
Household Automotive Trust	76,126
Household Credit Card Master Note Trust I	23,709
HSBC Home Equity Loan Trust	695,831
Hyundai Auto Receivables Trust	1,201
Impac CMB Trust	22,493
John Deere Owner Trust	70,621
JP Morgan Chase Commercial Mortgage Securities Corp	9,019
Keycorp Student Loan Trust	31,118
Massachusetts Educational Financing Authority	59,393
MBNA Credit Card Master Note Trust	952,729
MBNA Master Credit Card Trust	962
Merrill Auto Trust Securitization	736,460
Merrill Lynch/Countrywide Commercial Mortgage Trust	483,591
Morgan Stanley Capital I	14,831
Nelnet Student Loan Trust	328,295
Nissan Auto Lease Trust	152,322
Nissan Auto Receivables Owner Trust	324,617
Petra CRE CDO Ltd	72,951
SLM Student Loan Trust	100,876
Soundview Home Equity Loan Trust	15,982
Structured Asset Investment Loan Trust	31,910

Total market value of collateral securities	$9,975,031

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data. The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,307,621,195	$—	$—	$1,307,621,195

Total Equity Securities	1,307,621,195	—	—	1,307,621,195

Other
Affiliated Money Market Fund (b)	142,874,821	—	—	142,874,821
Investments of Cash Collateral Received for Securities on Loan (c)	—	395,698,768	—	395,698,768

Total Other	142,874,821	395,698,768	—	538,573,589

Total	$1,450,496,016	$395,698,768	$—	$1,846,194,784

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Balanced Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (66.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.8%)
Honeywell International, Inc.	179,852		$8,141,900
United Technologies Corp.	138,461		10,192,114

Total			18,334,014

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	90,400	(m)	5,822,664

Airlines (1.1%)
AMR Corp.	154,633	(b,m)	1,408,707
Continental Airlines, Inc., Class B	105,474	(b,m)	2,317,264
Delta Air Lines, Inc.	225,071	(b)	3,283,785
UAL Corp.	103,185	(b)	2,017,267
US Airways Group, Inc.	236,781	(b,m)	1,740,340

Total			10,767,363

Automobiles (0.1%)
Ford Motor Co.	94,930	(b,m)	1,193,270

Biotechnology (0.6%)
Gilead Sciences, Inc.	130,840	(b)	5,950,603

Capital Markets (1.9%)
Artio Global Investors, Inc.	29,988	(m)	741,903
Morgan Stanley	218,809	(m)	6,408,916
The Bank of New York Mellon Corp.	50,325		1,554,036
The Goldman Sachs Group, Inc.	60,394		10,305,028

Total			19,009,883

Chemicals (3.0%)
Air Products & Chemicals, Inc.	86,949		6,429,879
EI du Pont de Nemours & Co.	405,133	(m)	15,087,153
Praxair, Inc.	35,980		2,986,340
The Dow Chemical Co.	195,565	(m)	5,782,857

Total			30,286,229

Commercial Banks (0.6%)
US Bancorp	61,799		1,599,358
Wells Fargo & Co.	145,290		4,521,425

Total			6,120,783

Commercial Services & Supplies (0.4%)
Waste Management, Inc.	131,995	(m)	4,544,588

Communications Equipment (0.8%)
Cisco Systems, Inc.	311,139	(b)	8,098,948

Issuer	Shares		Value(a)
Computers & Peripherals (3.4%)
Hewlett-Packard Co.	513,849		27,311,075
IBM Corp.	54,137		6,943,070

Total			34,254,145

Diversified Financial Services (4.1%)
Bank of America Corp.	1,618,957		28,898,382
JPMorgan Chase & Co.	286,833		12,835,777

Total			41,734,159

Diversified Telecommunication Services (1.8%)
AT&T, Inc.	361,909	(m)	9,351,729
Verizon Communications, Inc.	301,898	(m)	9,364,876

Total			18,716,605

Electrical Equipment (1.1%)
ABB Ltd., ADR	293,121	(b,c)	6,401,763
Emerson Electric Co.	85,456	(m)	4,301,855

Total			10,703,618

Electronic Equipment, Instruments & Components (0.1%)
Tyco Electronics Ltd.	43,443	(c,m)	1,193,814

Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	124,218	(m)	5,818,371
Halliburton Co.	213,717		6,439,293
Schlumberger Ltd.	82,284		5,221,743
Transocean Ltd.	175,938	(b,c,m)	15,197,524
Weatherford International Ltd.	133,581	(b,c)	2,118,595

Total			34,795,526

Food & Staples Retailing (1.8%)
CVS Caremark Corp.	113,826		4,161,479
Wal-Mart Stores, Inc.	248,832		13,835,059

Total			17,996,538

Health Care Equipment & Supplies (1.2%)
Covidien PLC	86,660	(c)	4,357,265
Medtronic, Inc.	171,204	(m)	7,709,316

Total			12,066,581

Health Care Providers & Services (0.3%)
WellPoint, Inc.	53,975	(b)	3,474,911

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp. Unit	174,460		6,783,005

Household Durables (0.4%)
KB Home	75,378	(m)	1,262,582
Pulte Group, Inc.	206,563	(b,m)	2,323,833

Total			3,586,415

Industrial Conglomerates (0.7%)
Tyco International Ltd.	183,035	(c)	7,001,089

Insurance (4.3%)
ACE Ltd.	175,047	(c,m)	9,154,958
Chubb Corp.	36,436	(m)	1,889,207

Issuer	Shares		Value(a)
Everest Re Group Ltd.	101,904	(c)	8,247,091
The Travelers Companies, Inc.	103,935		5,606,254
XL Capital Ltd., Class A	1,045,318	(c)	19,756,509

Total			44,654,019

Internet Software & Services (—%)
AOL, Inc.	4,016	(b)	101,524

IT Services (0.7%)
Accenture PLC, Class A	159,990	(c)	6,711,581

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.	114,727	(b)	5,901,557

Machinery (4.2%)
Caterpillar, Inc.	199,515	(m)	12,539,517
Deere & Co.	68,297		4,060,940
Eaton Corp.	99,895	(m)	7,569,044
Illinois Tool Works, Inc.	234,259	(m)	11,094,506
Ingersoll-Rand PLC	101,555	(c)	3,541,223
Parker Hannifin Corp.	79,514		5,147,736

Total			43,952,966

Media (0.6%)
Comcast Corp., Class A	157,422	(m)	2,962,682
Time Warner, Inc.	87,414	(m)	2,733,436

Total			5,696,118

Metals & Mining (2.1%)
Alcoa, Inc.	268,736	(m)	3,826,801
Freeport-McMoRan Copper & Gold, Inc.	65,423	(m)	5,465,437
Nucor Corp.	147,782	(m)	6,706,348
Rio Tinto PLC, ADR	7,419	(c,m)	1,756,300
Vale SA, ADR	51,191	(c,m)	1,647,838
Xstrata PLC	73,126	(b,c)	1,385,443

Total			20,788,167

Multiline Retail (1.5%)
Kohl’s Corp.	57,991	(b,m)	3,176,747
Macy’s, Inc.	246,301	(m)	5,361,973
Target Corp.	130,962		6,888,601

Total			15,427,321

Multi-Utilities (0.7%)
Dominion Resources, Inc.	165,984	(m)	6,823,602

Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum Corp.	141,481	(m)	10,304,061
Apache Corp.	65,206		6,618,409
BP PLC, ADR	216,837	(c,m)	12,374,888
Chevron Corp.	246,866		18,719,848
ConocoPhillips	280,407		14,348,426
Devon Energy Corp.	57,337		3,694,223
EnCana Corp.	52,465	(c)	1,627,989
Exxon Mobil Corp.	159,706	(m)	10,697,108
Petroleo Brasileiro SA, ADR	31,062	(c,m)	1,381,948
Ultra Petroleum Corp.	42,588	(b,m)	1,985,878
Valero Energy Corp.	30,434		599,550

Total			82,352,328

Issuer	Shares		Value(a)
Paper & Forest Products (0.7%)
Weyerhaeuser Co.	149,272	(m)	6,757,543

Pharmaceuticals (3.9%)
Abbott Laboratories	80,954		4,264,657
Bristol-Myers Squibb Co.	417,315		11,142,311
Merck & Co., Inc.	367,459		13,724,593
Pfizer, Inc.	580,816		9,960,994

Total			39,092,555

Real Estate Investment Trusts (REITs) (0.1%)
Pebblebrook Hotel Trust	64,334	(b)	1,352,944

Road & Rail (0.2%)
CSX Corp.	33,382		1,699,144

Semiconductors & Semiconductor Equipment (2.5%)
Intel Corp.	889,748		19,805,790
Microchip Technology, Inc.	51,468	(m)	1,449,339
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	164,571	(c,m)	1,726,350
Xilinx, Inc.	95,821	(m)	2,443,436

Total			25,424,915

Software (2.4%)
Microsoft Corp.	308,862		9,040,391
Oracle Corp.	421,178		10,820,063
Symantec Corp.	292,297	(b)	4,945,665

Total			24,806,119

Specialty Retail (1.7%)
Best Buy Co., Inc.	174,992		7,444,159
Home Depot, Inc.	180,396		5,835,811
Staples, Inc.	157,817	(m)	3,691,340

Total			16,971,310

Tobacco (2.3%)
Lorillard, Inc.	246,550		18,550,422
Philip Morris International, Inc.	84,185		4,391,090

Total			22,941,512

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	723,903	(b,m)	2,750,831

Total Common Stocks (Cost: $518,477,137)			$676,640,807

Other (—%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure
Krispy Kreme Doughnuts, Inc.
Warrants	1,315	(b,l)	$145

Total Other (Cost: $—)			$145

Bonds (36.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.75%	$245,000		$252,141
06-15-35	6.63	384,000		378,311
Petroleos de Venezuela
04-12-17	5.25	663,000		407,745

Total				1,038,197

Sovereign (0.4%)(c)
Republic of Argentina
Sr Unsecured
09-12-13	7.00	585,000		521,319
12-15-35	0.00	631,000	(h)	47,325
Republic of Colombia
01-27-17	7.38	305,000		349,225
Republic of El Salvador
06-15-35	7.65	119,000	(d)	125,248
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	288,000	(d)	320,400
10-12-35	8.50	235,000	(d)	292,575
Republic of Philippines
Sr Unsecured
01-14-31	7.75	329,000		376,705
Republic of Turkey
09-26-16	7.00	100,000		111,000
04-03-18	6.75	309,000		336,810
03-17-36	6.88	527,000		532,269
Republic of Uruguay
05-17-17	9.25	146,000		187,245
Republic of Venezuela
02-26-16	5.75	154,000		111,650
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	154,000		133,980
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	143,000		161,948
Russian Federation
03-31-30	7.50	293,280	(d)	338,005

Total				3,945,704

Treasury (0.3%)(c)
Govt of Indonesia
(Indonesian Rupiah)
07-15-22	10.25	3,307,000,000		385,574
Mexican Fixed Rate Bonds
(Mexican Peso)
12-17-15	8.00	23,050,000		1,948,305
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	150,000		825,371

Total				3,159,250

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Government Obligations & Agencies (5.5%)
Federal Home Loan Banks
12-28-11	1.00	1,000,000		1,000,104
01-12-12	1.40	1,385,000		1,385,328
01-27-12	1.50	3,165,000		3,167,035
Federal Home Loan Mtge Corp
04-19-12	1.50	1,005,000		1,005,525
02-09-15	2.88	475,000		477,917
12-10-15	4.20	5,050,000		5,084,860
04-18-16	5.25	4,000,000		4,424,192
Federal Natl Mtge Assn
11-10-11	1.30	4,580,000		4,583,990
U.S. Treasury
11-15-12	1.38	3,595,000		3,594,159
01-15-13	1.38	810,000		807,406
02-15-13	1.38	475,000		472,773
03-15-13	1.38	895,000		889,755
02-15-14	4.00	1,780,000		1,913,083
02-28-15	2.38	5,000,000		4,965,625
03-31-15	2.50	7,846,000		7,823,953
03-31-16	2.38	2,150,000		2,079,454
04-30-16	2.63	400,000		391,594
02-15-20	3.63	5,141,000		5,053,444
11-15-39	4.38	935,000		884,159
02-15-40	4.63	2,150,000		2,119,094
U.S. Treasury Inflation-Indexed Bond
01-15-15	1.63	1,843,871	(p)	1,926,474
07-15-17	2.63	1,045,390	(p)	1,149,069
01-15-29	2.50	782,091	(p)	826,785
U.S. Treasury
STRIPS
02-15-40	0.00	2,670,000		610,688

Total				56,636,466

Asset-Backed (3.6%)
Access Group
Series 2005-1 Cl A1
06-22-18	0.35	915,127	(i)	913,112
American Express Credit Account Master Trust
Series 2005-4 Cl A
01-15-15	0.30	550,000	(i)	547,494
American Express Credit Account Master Trust
Series 2006-3 Cl A
03-17-14	0.25	500,000	(i)	498,572
AmeriCredit Automobile Receivables Trust
Series 2007-CM Cl A3B (NPFGC)
05-07-12	0.26	277,589	(i,k)	277,092
AmeriCredit Automobile Receivables Trust
Series 2010-1 Cl A3
03-17-14	1.66	550,000		550,532
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Cl A
08-20-14	3.63	400,000	(d)	399,960
Bank of America Credit Card Trust
Series 2008-A1 Cl A1
04-15-13	0.81	900,000	(i)	901,493
Bank of America Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.43	800,000	(i)	807,683
BMW Vehicle Lease Trust
Series 2009-1 Cl A2
04-15-11	2.04	747,768		750,271

	Coupon	Principal
Issuer	rate	amount		Value(a)
Capital Auto Receivables Asset Trust
Series 2007-SN2 Cl A4
05-16-11	1.26	425,983	(d,i)	426,696
Carmax Auto Owner Trust
Series 2009-1 Cl A4
12-16-13	5.81	500,000		542,914
Chrysler Financial Lease Trust
Series 2010-A Cl A2
06-15-11	1.78	4,300,000	(d)	4,298,190
Chrysler Financial Lease Trust
Series 2010-A Cl C
09-16-13	4.49	1,350,000	(d)	1,349,210
CIT Equipment Collateral
Series 2009-VT1 Cl A2
06-15-11	2.20	1,323,816	(d)	1,327,337
Citibank Credit Card Issuance Trust
Series 2008-C6 Cl C6
06-20-14	6.30	800,000		846,417
CitiFinancial Auto Issuance Trust
Series 2009-1 Cl A2
11-15-12	1.83	3,375,000	(d)	3,378,479
Countrywide Asset-Backed Ctfs
Series 2006-4 Cl 1A1M
07-25-36	0.51	355,366	(i)	226,195
CPS Auto Trust
Series 2007-A Cl A3 (NPFGC)
09-15-11	5.04	54,230	(d,k)	54,306
Crown Castle Towers LLC
Sr Secured
01-15-15	4.52	1,000,000	(d)	996,806
DT Auto Owner Trust
Series 2009-1 Cl A1
10-15-15	2.98	1,511,321	(d)	1,515,797
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	2,375,000	(d,k)	2,305,674
Ford Credit Floorplan Master Owner Trust
Series 2010-1 Cl A
12-15-14	1.88	600,000	(d,i)	606,005
GTP Towers Issuer LLC
02-15-15	4.44	300,000	(d)	300,820
Hertz Vehicle Financing LLC
Series 2005-1A Cl A4 (NPFGC)
11-25-11	0.50	1,350,000	(d,i,k)	1,343,323
Hertz Vehicle Financing LLC
Series 2005-2A Cl A5 (AMBAC)
11-25-11	0.50	700,000	(d,i,k)	696,538
Hertz Vehicle Financing LLC
Series 2005-2A Cl A6 (AMBAC)
11-25-11	5.08	2,330,000	(d,k)	2,365,936
Hertz Vehicle Financing LLC
Series 2009-2A Cl A1
03-25-14	4.26	900,000	(d)	926,802
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-2 Cl A2A
05-25-37	0.36	578,797	(i)	576,565

	Coupon	Principal
Issuer	rate	amount		Value(a)
Morgan Stanley Resecuritization Trust
Series 2010-F Cl A
06-17-13	0.48	700,000	(d,i)	689,500
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-2 Cl AIO
08-25-11	18.77	2,325,000	(n)	151,125
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	3,400,000	(n)	375,205
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	622,615		586,983
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	340,000	(o)	14,370
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	225,000	(o)	7,008
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	325,000	(o)	6,821
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.28	663,233	(i,k)	655,606
Sierra Receivables Funding
Series 2010-1A Cl A1
07-01-26	4.48	280,000	(d)	280,000
Target Credit Card Master Trust
Series 2005-1 Cl A
10-27-14	0.31	5,000,000	(i)	4,962,635
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	525,000		539,214

Total				37,998,686

Commercial Mortgage-Backed (3.4%)(f)
Banc of America Commercial Mtge
Series 2005-3 Cl A4
07-10-43	4.67	625,000		622,840
Banc of America Commercial Mtge
Series 2005-4 Cl A2
07-10-45	4.76	927,687		945,607
Banc of America Commercial Mtge
Series 2005-6 Cl A4
09-10-47	5.35	850,000		884,739
Banc of America Large Loan
Series 2001-FMA Cl C
12-13-16	6.76	250,000	(d)	254,645
Bear Stearns Commercial Mtge Securities
Series 2007-PW18 Cl A1
06-11-50	5.04	229,815		236,172
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
11-15-30	5.68	2,616,349		2,715,309

	Coupon	Principal
Issuer	rate	amount		Value(a)
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	650,000		652,899
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.23	775,000		815,360
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.54	600,000	(d,i)	519,679
Commercial Mtge Pass-Through Ctfs
Series 2007-C9 Cl A4
12-10-49	6.01	1,050,000		1,049,824
Credit Suisse First Boston Mtge Securities
Series 2004-C1 Cl A4
01-15-37	4.75	705,000		723,421
Credit Suisse First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	169,001		168,309
Federal Home Loan Mtge Corp
Structured Pass-Through Ctfs
Series K-006 Cl B
12-26-46	5.36	300,000	(d,g)	262,922
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2002-M2 Cl C
08-25-12	4.72	229,024		240,603
GE Capital Commercial Mtge
Series 2001-3 Cl A2
06-10-38	6.07	600,000		631,491
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	1,020,455	(d)	1,073,646
General Electric Capital Assurance
Series 2003-1 Cl A5
05-12-35	5.74	400,000	(d)	421,983
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	525,000		532,051
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	775,000		798,664
Greenwich Capital Commercial Funding
Series 2007-GG9 Cl A4
03-10-39	5.44	2,550,000		2,479,872
GS Mtge Securities II
Series 2004-GG2 Cl A3
08-10-38	4.60	343,855		347,851
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.08	1,700,000	(d,i)	1,402,285
GS Mtge Securities II
Series 2007-GG10 Cl A4
08-10-45	6.00	650,000		603,053
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	6.00	1,050,000		127,805
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	735,775		758,229

	Coupon	Principal
Issuer	rate	amount		Value(a)
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	344,980		353,934
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	566,605		567,706
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP2 Cl A3
07-15-42	4.70	350,000		356,372
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP5 Cl A4
12-15-44	5.18	950,000		983,552
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	275,000		288,488
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	1,175,000		1,172,256
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.40	925,000	(d)	182,822
JPMorgan Chase Commercial Mtge Securities
Series 2009-IWST Cl A1
12-05-27	4.31	441,378	(d)	451,953
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	1,250,000		1,227,735
LB-UBS Commercial Mtge Trust
Series 2005-C5 Cl AAB
09-15-30	4.93	400,000		413,636
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	1,075,000		1,153,527
LB-UBS Commercial Mtge Trust
Series 2007-C6 Cl A4
07-15-40	5.86	275,000		268,193
LB-UBS Commercial Mtge Trust
Series 2007-C7 Cl A3
09-15-45	5.87	1,200,000		1,197,310
Merrill Lynch Mtge Trust
Series 2008-C1 Cl A1
02-12-51	4.71	276,720		278,815
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	1,850,000		1,841,256
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.97	850,000		916,748
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	1,250,000		1,283,113
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	650,000		666,848
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	1,250,000		1,300,473

Total				34,173,996

	Coupon	Principal
Issuer	rate	amount		Value(a)
Residential Mortgage-Backed (10.1%)(f,s)
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
08-25-35	5.10	1,575,000	(d,i)	1,351,429
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	1,697,717		1,415,472
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	32.11	954,670	(n)	109,704
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-11T1 Cl A1
07-25-18	4.75	546,482		549,044
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	1,181,343	(d)	1,105,434
Federal Home Loan Mtge Corp
04-01-40	5.00	3,250,000	(g)	3,355,624
04-01-40	6.00	7,500,000	(g)	8,044,921
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	1,532,186		1,628,074
Federal Home Loan Mtge Corp #C65869
04-01-32	6.00	708,237		777,164
Federal Home Loan Mtge Corp #C66871
05-01-32	6.50	1,831,747		2,016,174
Federal Home Loan Mtge Corp #C71514
07-01-32	6.50	119,225		131,447
Federal Home Loan Mtge Corp #C90598
10-01-22	6.50	186,480		204,577
Federal Home Loan Mtge Corp #C90767
12-01-23	6.00	1,329,580		1,439,883
Federal Home Loan Mtge Corp #D32310
11-01-22	8.00	5,445		6,097
Federal Home Loan Mtge Corp #D55755
08-01-24	8.00	43,594		50,274
Federal Home Loan Mtge Corp #D96300
10-01-23	5.50	237,538		252,834
Federal Home Loan Mtge Corp #E01127
02-01-17	6.50	139,784		151,658
Federal Home Loan Mtge Corp #E01419
05-01-18	5.50	704,316		757,982
Federal Home Loan Mtge Corp #E81009
07-01-15	7.50	67,975		73,946
Federal Home Loan Mtge Corp #E98725
08-01-18	5.00	1,825,551		1,940,552
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	1,002,279		1,069,340
Federal Home Loan Mtge Corp #G01410
04-01-32	7.00	310,285		347,667
Federal Home Loan Mtge Corp #G01864
01-01-34	5.00	1,500,130		1,559,319

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	55.78	544,941	(n)	15,960
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	20.00	825,076	(n)	61,198
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2576 Cl KJ
02-15-33	5.50	467,480		474,160
Federal Natl Mtge Assn
04-01-25	4.50	5,450,000	(g)	5,652,674
04-01-25	5.00	6,860,000	(g)	7,235,159
06-01-39	5.00	1,000,000	(g)	1,024,062
04-01-40	5.00	1,000,000	(g)	1,031,328
04-01-40	6.00	8,250,000	(g)	8,761,756
05-01-40	5.50	475,000	(g)	498,824
05-01-40	6.00	12,430,000	(g,u)	13,261,255
05-01-40	6.50	5,500,000	(g)	5,943,437
Federal Natl Mtge Assn #190899
04-01-23	8.50	80,549		88,849
Federal Natl Mtge Assn #190944
05-01-24	6.00	471,626		503,957
Federal Natl Mtge Assn #190988
06-01-24	9.00	54,570		60,104
Federal Natl Mtge Assn #250322
08-01-25	7.50	9,261		10,447
Federal Natl Mtge Assn #250384
11-01-25	7.50	124,612		140,571
Federal Natl Mtge Assn #250495
03-01-26	7.00	130,111		145,734
Federal Natl Mtge Assn #254494
08-01-22	7.00	164,166		184,456
Federal Natl Mtge Assn #254675
01-01-23	6.50	216,867		239,116
Federal Natl Mtge Assn #254708
02-01-23	7.00	51,356		57,704
Federal Natl Mtge Assn #304279
02-01-25	8.50	100,874		117,253
Federal Natl Mtge Assn #309341
05-01-25	8.50	24,862		28,898
Federal Natl Mtge Assn #313049
08-01-11	8.50	1,382		1,401
Federal Natl Mtge Assn #323606
03-01-29	6.50	32,204		35,581
Federal Natl Mtge Assn #433310
08-01-28	6.50	154,686		170,906
Federal Natl Mtge Assn #440730
12-01-28	6.00	118,059		128,872
Federal Natl Mtge Assn #505122
07-01-29	7.00	599,601		672,957
Federal Natl Mtge Assn #50553
04-01-22	8.00	56,600		65,257
Federal Natl Mtge Assn #510587
08-01-29	7.00	106,099		119,079
Federal Natl Mtge Assn #540041
02-01-29	7.00	500,359		560,439

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #545489
03-01-32	6.50	113,065		124,921
Federal Natl Mtge Assn #545684
05-01-32	7.50	97,137		109,978
Federal Natl Mtge Assn #545885
08-01-32	6.50	183,653		202,764
Federal Natl Mtge Assn #555376
04-01-18	4.50	493,082		519,128
Federal Natl Mtge Assn #555734
07-01-23	5.00	1,095,313		1,142,511
Federal Natl Mtge Assn #615135
11-01-16	6.00	82,330		89,146
Federal Natl Mtge Assn #642346
05-01-32	7.00	450,363		506,127
Federal Natl Mtge Assn #643381
06-01-17	6.00	61,427		66,579
Federal Natl Mtge Assn #645277
05-01-32	7.00	73,204		82,268
Federal Natl Mtge Assn #645569
06-01-32	7.00	383,924		431,461
Federal Natl Mtge Assn #646446
06-01-17	6.50	103,915		112,593
Federal Natl Mtge Assn #650105
08-01-17	6.50	409,430	(r)	443,621
Federal Natl Mtge Assn #662197
09-01-32	6.50	187,428		207,082
Federal Natl Mtge Assn #670387
08-01-32	7.00	159,677		179,305
Federal Natl Mtge Assn #670711
10-01-32	7.00	99,758		112,110
Federal Natl Mtge Assn #673179
02-01-18	6.00	183,440		198,827
Federal Natl Mtge Assn #676511
12-01-32	7.00	73,282		82,356
Federal Natl Mtge Assn #678397
12-01-32	7.00	650,266	(r)	730,783
Federal Natl Mtge Assn #687887
03-01-33	5.50	1,144,922		1,222,728
Federal Natl Mtge Assn #689093
07-01-28	5.50	494,233		526,366
Federal Natl Mtge Assn #694546
03-01-33	5.50	408,435	(r)	433,458
Federal Natl Mtge Assn #703726
02-01-33	5.00	1,435,107		1,496,663
Federal Natl Mtge Assn #725284
11-01-18	7.00	55,334		58,596
Federal Natl Mtge Assn #725431
08-01-15	5.50	43,434		46,833
Federal Natl Mtge Assn #726940
08-01-23	5.50	193,744		206,576
Federal Natl Mtge Assn #747642
11-01-28	5.50	249,845		266,089
Federal Natl Mtge Assn #753074
12-01-28	5.50	1,127,495		1,200,799
Federal Natl Mtge Assn #755598
11-01-28	5.00	413,243		430,969
Federal Natl Mtge Assn #761031
01-01-34	5.00	286,113		298,099
Federal Natl Mtge Assn #768117
08-01-34	5.49	431,917	(i)	457,563

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #961840
03-01-38	5.50	3,409,878		3,597,812
Federal Natl Mtge Assn #AC3035
10-01-39	5.00	1,750,608		1,808,191
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	0.00	2,381,952	(n)	433,995
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	1,041,974	(n)	129,196
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	20.00	391,326	(n)	32,425
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 379 Cl 2
05-01-37	5.07	773,640	(n)	140,464
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 396 Cl 2
06-01-39	0.00	1,348,198	(g,n)	353,797
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 400 Cl 2
11-25-39	0.00	1,449,761	(n)	381,242
Govt Natl Mtge Assn
04-01-40	4.50	1,750,000	(g)	1,770,508
Govt Natl Mtge Assn #604708
10-15-33	5.50	1,100,927		1,173,824
Govt Natl Mtge Assn #619592
09-15-33	5.00	1,196,549		1,253,590
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	74.97	20,620	(n)	303
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00	16,044,797	(j,n)	—
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 2A1
05-25-34	6.00	1,165,966		1,078,335
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	2,201,206		2,092,419

	Coupon	Principal
Issuer	rate	amount		Value(a)
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	1,149,536		1,092,417

Total				102,954,827

Aerospace & Defense (0.1%)
L-3 Communications
07-15-13	6.13	210,000		213,150
L-3 Communications
Series B
10-15-15	6.38	345,000		354,056
TransDigm
07-15-14	7.75	135,000	(d)	137,700

Total				704,906

Automotive (0.3%)
Ford Motor
Sr Unsecured Cv
11-15-16	4.25	1,871,000		2,815,013
Lear
03-15-18	7.88	141,000		142,234
03-15-20	8.13	77,000		78,059
Oshkosh
03-01-17	8.25	96,000	(d)	99,840
03-01-20	8.50	70,000	(d)	72,800

Total				3,207,946

Banking (0.9%)
Bank of America
Sr Unsecured
05-01-18	5.65	720,000		729,019
06-01-19	7.63	570,000		651,490
Citigroup
05-22-19	8.50	235,000		274,289
Citigroup
Sr Unsecured
05-15-18	6.13	1,580,000		1,614,427
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	1,620,000		1,846,424
JPMorgan Chase & Co
Sr Unsecured
04-23-19	6.30	1,785,000		1,963,716
Morgan Stanley
Sr Unsecured
04-01-18	6.63	635,000		677,278
01-26-20	5.50	890,000		873,069

Total				8,629,712

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	1,250,000	(b,o)	295,313

Chemicals (0.3%)
Airgas
10-01-18	7.13	325,000	(d)	357,500
Ashland
06-01-17	9.13	130,000	(d)	145,600

	Coupon	Principal
Issuer	rate	amount		Value(a)
Chemtura
06-01-16	6.88	293,000	(b,o)	344,275
Dow Chemical
Sr Unsecured
05-15-19	8.55	1,075,000		1,300,472
INVISTA
Sr Unsecured
05-01-12	9.25	162,000	(d)	164,025
LBI Escrow
Sr Secured
11-01-17	8.00	119,000	(d,g)	123,165
Nalco
Sr Nts
05-15-17	8.25	391,000	(d)	414,460
Nova Chemicals
Sr Unsecured
11-01-16	8.38	84,000	(c,d)	86,310

Total				2,935,807

Consumer Products (—%)
Jarden
05-01-16	8.00	225,000		235,687
Visant Holding
Sr Disc Nts
12-01-13	10.25	175,000		179,813

Total				415,500

Electric (3.2%)
Arizona Public Service
Sr Unsecured
08-01-16	6.25	420,000		452,587
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	700,000		798,555
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	2,455,000		3,048,798
CMS Energy
Sr Unsecured
02-01-20	6.25	265,000		261,025
Consumers Energy
1st Mtge
02-15-17	5.15	205,000		214,339
Detroit Edison
Sr Secured
10-01-13	6.40	780,000		874,601
Dominion Resources
Sr Unsecured Series F
08-01-33	5.25	2,000,000		2,114,682
DTE Energy
Sr Unsecured
05-15-14	7.63	1,430,000		1,626,832
Duke Energy
Sr Unsecured
02-01-14	6.30	830,000		924,614
Edison Mission Energy
Sr Unsecured
06-15-13	7.50	255,000		221,213

	Coupon	Principal
Issuer	rate	amount		Value(a)
Exelon
Sr Unsecured
06-15-10	4.45	1,890,000		1,904,137
Florida Power
1st Mtge
06-15-18	5.65	60,000		64,966
06-15-38	6.40	860,000		935,298
04-01-40	5.65	650,000		634,724
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	205,000		238,581
Majapahit Holding
10-17-16	7.75	100,000	(c,d)	109,625
Metropolitan Edison
Sr Unsecured
03-15-13	4.95	90,000		94,700
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	643,550		658,867
Nevada Power
08-01-18	6.50	850,000		930,670
Nevada Power
Series L
01-15-15	5.88	405,000		441,171
Nevada Power
Series O
05-15-18	6.50	430,000		470,050
NiSource Finance
03-01-13	6.15	1,800,000		1,962,011
07-15-14	5.40	305,000		323,851
09-15-17	5.25	1,740,000		1,748,750
09-15-20	5.45	580,000		574,906
NRG Energy
02-01-16	7.38	825,000		818,813
Ohio Edison
Sr Unsecured
05-01-15	5.45	170,000		180,723
Ohio Power
Sr Unsecured Series K
06-01-16	6.00	450,000		493,235
Oncor Electric Delivery LLC
Sr Secured
05-01-12	6.38	205,000		221,680
Pacific Gas & Electric
Sr Unsecured
01-15-40	5.40	375,000		352,957
PacifiCorp
1st Mtge
09-15-13	5.45	1,475,000		1,617,156
PPL Electric Utilities
1st Mtge
11-30-13	7.13	970,000		1,123,979
Progress Energy
Sr Unsecured
03-15-14	6.05	480,000		528,216
12-01-39	6.00	565,000		552,216
Sierra Pacific Power
Series M
05-15-16	6.00	2,495,000		2,712,230

	Coupon	Principal
Issuer	rate	amount		Value(a)
Tampa Electric
Sr Unsecured
05-15-18	6.10	530,000		574,576
Toledo Edison
1st Mtge
05-01-20	7.25	165,000		190,784
Toledo Edison
Sr Secured
05-15-37	6.15	295,000		297,429
TransAlta
Sr Nts
03-15-40	6.50	260,000	(c)	257,045
TransAlta
Sr Unsecured
01-15-15	4.75	605,000	(c)	623,918

Total				32,174,510

Entertainment (0.1%)
Regal Cinemas
07-15-19	8.63	125,000		131,563
Speedway Motorsports
06-01-16	8.75	315,000		334,688
United Artists Theatre Circuit
Pass-Through Ctfs
07-01-15	9.30	874,763	(l)	897,244

Total				1,363,495

Food and Beverage (0.9%)
Anheuser-Busch InBev Worldwide
01-15-14	7.20	560,000	(d)	641,552
04-15-20	5.00	830,000	(d)	832,556
Bacardi
Sr Nts
04-01-14	7.45	150,000	(c,d)	171,505
ConAgra Foods
Sr Unsecured
09-15-11	6.75	81,000		87,041
Del Monte
10-15-19	7.50	250,000	(d)	262,188
Kraft Foods
Sr Unsecured
08-11-17	6.50	440,000		491,724
02-01-18	6.13	2,190,000		2,396,714
02-09-40	6.50	365,000		375,982
Molson Coors Capital Finance
09-22-10	4.85	910,000	(c)	928,155
SABMiller
Sr Unsecured
01-15-14	5.70	2,195,000	(c,d)	2,398,196
07-15-18	6.50	440,000	(c,d)	488,011

Total				9,073,624

Gaming (0.1%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	163,000		136,105
MGM MIRAGE
Sr Secured
11-15-17	11.13	210,000	(d)	235,725

	Coupon	Principal
Issuer	rate	amount		Value(a)
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	320,000	(d)	308,800

Total				680,630

Gas Pipelines (1.4%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	1,760,000		1,853,037
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	680,000		778,639
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	3,964,000		4,425,790
El Paso
Sr Unsecured
12-12-13	12.00	195,000		227,663
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	180,000		207,637
04-15-17	5.95	1,305,000		1,418,255
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	1,915,000	(d)	1,994,605
Southern Star Central
Sr Nts
03-01-16	6.75	380,000		384,275
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	1,627,000		1,828,655
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	535,000		571,220

Total				13,689,776

Health Care (0.4%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	740,000		791,993
DaVita
03-15-13	6.63	670,000		674,188
HCA
Sr Secured
02-15-17	9.88	295,000	(d)	321,550
09-15-20	7.25	490,000	(d)	497,350
HCA
Sr Secured Pay-in-kind
11-15-16	9.63	145,000	(v)	155,331
Omnicare
12-15-13	6.75	457,000		459,285
Select Medical
02-01-15	7.63	705,000		671,513

Total				3,571,210

	Coupon	Principal
Issuer	rate	amount		Value(a)
Home Construction (—%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	390,000		415,350

Independent Energy (0.7%)
Anadarko Petroleum
Sr Unsecured
03-15-14	7.63	510,000		586,323
Chesapeake Energy
06-15-15	6.38	75,000		73,688
01-15-16	6.63	260,000		254,800
Denbury Resources
04-01-13	7.50	220,000		222,200
03-01-16	9.75	220,000		242,000
EnCana
Sr Unsecured
11-01-11	6.30	2,290,000	(c)	2,457,089
Forest Oil
02-15-14	8.50	325,000		342,875
Nexen
Sr Unsecured
05-15-37	6.40	320,000	(c)	322,568
Petrohawk Energy
08-01-14	10.50	150,000		165,563
Quicksilver Resources
08-01-15	8.25	274,000		279,480
Range Resources
05-15-16	7.50	135,000		139,050
05-15-19	8.00	580,000		619,150
SandRidge Energy
06-01-18	8.00	113,000	(d)	107,350
Woodside Finance
11-10-14	4.50	825,000	(c,d)	843,160

Total				6,655,296

Integrated Energy (0.1%)
Petro-Canada
Sr Unsecured
07-15-13	4.00	120,000	(c)	123,792
Suncor Energy
Sr Unsecured
06-01-18	6.10	215,000	(c)	231,659
TNK-BP Finance
03-13-18	7.88	200,000	(c,d)	219,500

Total				574,951

Media Cable (0.5%)
Cablevision Systems
Sr Nts
09-15-17	8.63	285,000	(d)	301,388
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.00	810,000	(d)	860,625
Comcast
03-15-37	6.45	280,000		285,142
07-01-39	6.55	865,000		895,152
03-01-40	6.40	200,000		203,286
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	145,000	(d)	154,606
02-15-18	7.88	60,000		63,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
DISH DBS
10-01-14	6.63	120,000		120,900
02-01-16	7.13	465,000		473,719
09-01-19	7.88	230,000		239,200
TCM Sub LLC
01-15-15	3.55	1,185,000	(d)	1,175,270

Total				4,772,288

Media Non Cable (0.6%)
Lamar Media
01-01-13	7.25	125,000		125,938
04-01-14	9.75	120,000		131,100
News America
01-09-38	6.75	440,000		461,455
Nielsen Finance LLC
08-01-14	10.00	145,000		151,888
Rainbow Natl Services LLC
09-01-12	8.75	135,000	(d)	137,194
Reed Elsevier Capital
08-01-11	6.75	1,495,000		1,594,667
RR Donnelley & Sons
Sr Unsecured
04-01-14	4.95	235,000		236,179
01-15-17	6.13	2,860,000		2,871,067
Thomson Reuters
Sr Unsecured
04-15-40	5.85	815,000	(c)	792,870

Total				6,502,358

Metals (—%)
Arch Western Finance LLC
07-01-13	6.75	130,000		130,488
United States Steel
Sr Nts
04-01-20	7.38	113,000		112,435

Total				242,923

Non Captive Diversified (0.3%)
CIT Group
Sr Secured
05-01-16	7.00	530,000		488,925
General Electric Capital
Sr Unsecured
01-08-20	5.50	1,055,000		1,074,413
01-10-39	6.88	1,060,000		1,143,326

Total				2,706,664

Oil Field Services (0.1%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	681,000	(c,d)	687,738
Gaz Capital for Gazprom
Sr Unsecured
11-22-16	6.21	350,000	(c,d)	359,625

Total				1,047,363

	Coupon	Principal
Issuer	rate	amount		Value(a)
Packaging (0.1%)
Ball
03-15-18	6.63	50,000		51,250
09-15-20	6.75	153,000		154,530
Crown Americas LLC/Capital
11-15-15	7.75	325,000		337,999
Greif
Sr Unsecured
02-01-17	6.75	125,000		126,875
Owens-Brockway Glass Container
05-15-13	8.25	305,000		308,813
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	175,000	(d)	180,688

Total				1,160,155

Paper (0.1%)
Cascades
Sr Nts
12-15-17	7.75	450,000	(c,d)	454,500
Georgia-Pacific LLC
01-15-17	7.13	210,000	(d)	218,400

Total				672,900

Railroads (0.1%)
CSX
Sr Unsecured
03-15-12	6.30	760,000		821,311

Restaurants (—%)
Yum! Brands
Sr Unsecured
11-15-37	6.88	135,000		146,584

Retailers (0.2%)
CVS Caremark
Sr Unsecured
06-01-17	5.75	1,600,000		1,725,425
QVC
Sr Secured
04-15-17	7.13	207,000	(d)	208,294
10-15-20	7.38	207,000	(d)	208,035

Total				2,141,754

Technology (—%)
Brocade Communications Systems
Sr Secured
01-15-18	6.63	49,000	(d)	49,735
01-15-20	6.88	43,000	(d)	43,860

Total				93,595

Transportation Services (0.2%)
ERAC USA Finance LLC
10-15-37	7.00	1,725,000	(d)	1,778,377

Wireless (0.3%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	465,000	(d)	506,850

	Coupon	Principal
Issuer	rate	amount		Value(a)
Cricket Communications
Sr Secured
05-15-16	7.75	191,000		198,163
Nextel Communications
Series D
08-01-15	7.38	240,000		228,000
SBA Telecommunications
08-15-16	8.00	150,000	(d)	157,875
08-15-19	8.25	50,000	(d)	53,250
Sprint Nextel
Sr Unsecured
08-15-17	8.38	295,000		296,475
US Cellular
Sr Unsecured
12-15-33	6.70	1,405,000		1,361,593

Total				2,802,206

Wirelines (1.9%)
AT&T
Sr Unsecured
03-15-11	6.25	3,240,000		3,406,125
02-15-39	6.55	2,700,000		2,838,353
Embarq
Sr Unsecured
06-01-36	8.00	515,000		522,181
New Communications Holdings
Sr Nts
04-15-15	7.88	51,000	(d,g)	52,275
04-15-17	8.25	128,000	(d,g)	129,440
04-15-20	8.50	105,000	(d,g)	106,575
Qwest Communications Intl
04-01-18	7.13	240,000	(d)	247,800
Qwest
Sr Unsecured
10-01-14	7.50	980,000		1,070,650
Telecom Italia Capital
11-15-13	5.25	185,000	(c)	193,774
Telefonica Europe
09-15-10	7.75	1,245,000	(c)	1,282,631
TELUS
Sr Unsecured
06-01-11	8.00	2,918,500	(c)	3,140,942
tw telecom holdings
Sr Nts
03-01-18	8.00	141,000	(d)	143,468
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	2,585,000		2,814,677
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	1,795,000		1,929,668
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	475,000		503,901
Windstream
08-01-16	8.63	335,000		342,538
11-01-17	7.88	545,000		536,825

Total				19,261,823

Total Bonds (Cost: $362,374,064)				$368,445,453

FDIC-Insured Debt (0.1%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
JPMorgan Chase & Co
FDIC Govt Guaranty
02-23-11	1.65%	$1,155,000	(e)	$1,167,838

Total FDIC-Insured Debt (Cost: $1,154,550)				$1,167,838

Senior Loans (0.4%)(q)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Automotive (—%)
Ford Motor
Tranche B1 Term Loan
12-15-13	3.23-3.26%	$473,169		$457,412

Food and Beverage (0.1%)
U.S. Foodservice
Term Loan
07-03-14	2.74-2.75	705,000		645,738

Media Non Cable (0.1%)
Nielsen Finance LLC
Tranche A Term Loan
08-09-13	2.23	705,000		674,375

Oil Field Services (0.1%)
Dresser
Tranche B Term Loan
05-04-14	2.50	585,000		561,389

Retailers (—%)
Toys “R” Us
Tranche B Term Loan
TBD	TBD	160,000	(g,w)	160,342
07-19-12	4.50	555,000		556,188

Total				716,530

Wirelines (0.1%)
FairPoint Communications
Tranche B Term Loan
03-31-15	0.00	675,372	(b,o)	555,115

Total Senior Loans (Cost: $3,408,918)				$3,610,559

Money Market Fund (1.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	13,361,893	(x)	$13,361,893

Total Money Market Fund (Cost: $13,361,893)			$13,361,893

Investments of Cash Collateral Received for Securities on Loan (16.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.7%)
Belmont Funding LLC
04-12-10	0.48%	$4,997,933	$4,997,933
Elysian Funding LLC
04-15-10	0.55	4,993,431	4,993,431
Grampian Funding LLC
04-15-10	0.25	3,999,194	3,999,194
Rheingold Securitization
04-28-10	0.27	7,998,200	7,998,200
Versailles Commercial Paper LLC
04-12-10	0.23	4,999,010	4,999,010

Total			26,987,768

Certificates of Deposit (5.8%)
Banco Popular Espanol
05-19-10	0.41	1,998,612	1,998,612
Banco Santander Central Hispano
04-01-10	0.23	1,000,000	1,000,000
04-06-10	0.30	6,000,000	6,000,000
Caisse Centrale du Credit Immobilier de France
04-30-10	0.35	2,499,258	2,499,258
Dexia Bank
04-26-10	0.33	1,500,000	1,500,000
Dexia Credit Local
04-08-10	0.27	4,998,838	4,998,838
Hong Kong Shanghai Bank
04-06-10	0.22	6,000,000	6,000,000
Natixis
04-26-10	0.24	5,000,000	5,000,000
Norinchukin Bank
04-13-10	0.27	5,000,062	5,000,062
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	5,000,000	5,000,000
Sumitomo Mitsui Banking
04-26-10	0.29	5,000,000	5,000,000
Ulster Bank Ireland Limited
04-01-10	0.29	4,999,758	4,999,758
Unicredit BK
04-06-10	0.30	5,000,000	5,000,000
United Overseas Bank
05-28-10	0.30	5,000,000	5,000,000

Total			58,996,528

Repurchase Agreements (7.8%)(t)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$9,824,746	0.05	9,824,733	9,824,733
Barclays Capital
dated 03-31-10, matures 04-01-10, repurchase price
$3,000,018	0.22	3,000,000	3,000,000
$4,000,030	0.27	4,000,000	4,000,000
Cantor Fitzgerald
dated 03-31-10, matures 04-01-10, repurchase price
$10	0.05	10	10

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Goldman Sachs
dated 03-31-10, matures 04-30-10, repurchase price
$10,001,833	0.22	10,000,000	10,000,000
Morgan Stanley
dated 01-21-10, matures 04-30-10, repurchase price
$7,001,867	0.32	7,000,000	7,000,000
Morgan Stanley
dated 02-22-10, matures 04-30-10, repurchase price
$20,006,167	0.37	20,000,000	20,000,000
Morgan Stanley
dated 03-04-10, matures 04-30-10, repurchase price
$5,001,542	0.37	5,000,000	5,000,000
Pershing LLC
dated 03-31-10, matures 04-01-10, repurchase price
$20,000,122	0.22	20,000,000	20,000,000

Total			78,824,743

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $164,809,039)			$164,809,039

Total Investments in Securities (Cost: $1,063,585,601)			$1,228,035,734

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives

Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	22	$2,554,750	June 2010	$(33,721)
U.S. Treasury Note, 2-year	(120)	(26,034,376)	July 2010	61,257
U.S. Treasury Note, 5-year	(138)	(15,848,438)	July 2010	125,736
U.S. Treasury Note, 10-year	(5)	(581,250)	June 2010	5,696
U.S. Treasury Ultra Bond, 30-year	62	7,438,063	June 2010	(116,374)

Total				$42,594

Open Options Contracts Written at March 31, 2010

		Notional	Exercise	Premium	Expiration
Issuer	Puts/Calls	amount	price	received	date	Value(a)

Federal Natl Mtge Assn	Call	$9,335,000	$106.08	$33,548	May 2010	$59,803
Federal Natl Mtge Assn	Call	6,195,000	106.45	18,391	May 2010	20,327

Total						$80,130

Notes to Portfolio of Investments
ADR — American Depository Receipt

STRIPS — Separate Trading of Registered Interest and Principal Securities

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 12.81% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $50,613,346 or 4.99% of net assets.

(e)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $57,798,168.

(h)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(j)	Negligible market value.

(k)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:
AMBAC — Ambac Assurance Corporation
FGIC — Financial Guaranty Insurance Company
NPFGC — National Public Finance Guarantee Corporation
(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $897,389, representing 0.09% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

Acquisition
Security	dates	Cost

Krispy Kreme Doughnuts, Inc.
Warrants	07-01-09	$—
United Artists Theater Circuit
Pass-Through Ctfs
9.30% 2015	12-08-95 thru 08-12-96	857, 922
(m)	At March 31, 2010, security was partially or fully on loan.

(n)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2010.

(o)	This position is in bankruptcy.

(p)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r)	At March 31, 2010, investments in securities included securities valued at $109,064 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(s)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
05-01-40 5.00%	$1,000,000	05-13-10	$1,034,961	$1,027,500

(t)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$616,994
Freddie Mac REMICS	1,524,775
Government National Mortgage Association	7,879,459

Total market value of collateral securities	$10,021,228

Barclays Capital (0.22%)

Security description	Value (a)

Government National Mortgage Association	$3,060,000

Total market value of collateral securities	$3,060,000

Barclays Capital (0.27%)

Security description	Value (a)

Banc of America Commercial Mortgage Inc	$396,035
Bayview Commercial Asset Trust	71,289
BCAP LLC Trust	87,332
Bear Stearns Adjustable Rate Mortgage Trust	120,759
Bear Stearns Commercial Mortgage Securities	193,962
CC Mortgage Funding Corp	36,369
Citigroup Commercial Mortgage Trust	258,278
Citigroup Mortgage Loan Trust Inc	3,826
Citigroup/Deutsche Bank Commercial Mortgage Trust	7,556
Commercial Mortgage Asset Trust	44,274
Commercial Mortgage Pass Through Certificates	34,128
Countrywide Home Loan Mortgage Pass Through Trust	35,622
Credit Suisse First Boston Mortgage Securities Corp	155,443
Credit Suisse Mortgage Capital Certificates	10,104
Crusade Global Trust	28,957
First Franklin Mortgage Loan Asset Backed Certificates	69,563
GE Capital Commercial Mortgage Corp	3,301
General Electric Capital Assurance Co	40,201
GMAC Commercial Mortgage Securities Inc	10,051
Gracechurch Mortgage Financing PLC	5,805
Granite Master Issuer PLC	369,314
Granite Mortgages PLC	333,700
Greenwich Capital Commercial Funding Corp	105,080
GSAMP Trust	37,182
Homestar Mortgage Acceptance Corp	68,265
Interstar Millennium Trust	12,381
JP Morgan Chase Commercial Mortgage Securities Corp	127,252
Kildare Securities Ltd	3,349
LB-UBS Commercial Mortgage Trust	88,431
Leek Finance Ltd	3,713
Medallion Trust	1,090
Merrill Lynch Floating Trust	38,433
Merrill Lynch/Countrywide Commercial Mortgage Trust	155,975
Morgan Stanley ABS Capital I	88,697
Morgan Stanley Capital I	75,210
Morgan Stanley Dean Witter Capital I	1,638
Mortgage Equity Conversion Asset Trust	2,303
National RMBS Trust	3,141
Nomura Asset Securities Corp	141,581
Paragon Mortgages PLC	236,032
Puma Finance Ltd	8,441
Residential Accredit Loans Inc	19,438
Residential Asset Mortgage Products Inc	118,795
Residential Mortgage Securities	117,540
SACO I Inc	8,740
Structured Asset Mortgage Investments Inc	20,355
Structured Asset Securities Corp	33,736
Superannuation Members Home Loans Global Fund	140,544
Thornburg Mortgage Securities Trust	772
Wachovia Bank Commercial Mortgage Trust	75,293
WaMu Mortgage Pass Through Certificates	150,724

Total market value of collateral securities	$4,200,000

Cantor Fitzgerald (0.05%)

Security description	Value (a)

Fannie Mae	$7
Freddie Mac	1
Ginnie Mae	1
U.S. Treasury	1

Total market value of collateral securities	$10

Goldman Sachs (0.22%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$3,093,577
BNP Paribas	3,317,192
Societe Generale	4,089,231

Total market value of collateral securities	$10,500,000

Morgan Stanley (0.32%)

Security description	Value (a)

Amstel Funding Corp	$630,472
Amsterdam Funding Corp	11,660
Atlantic Asset Securities	2,332
Beethoven Funding Corp	12
Bryant Park Funding LLC	607
BTM Capital Corp	241,471
Can Ast & Can Ltd	159,782
Chesham Financing LLC	100,600
Concord Min Capital Corp	124,788
Crown Point Capital	33,647
Fairway Finance Corp	35
Fannie Mae Pool	49,373
Fannie Mae REMICS	49,368
Fannie Mae Whole Loan	719
Federal Home Loan Banks	1,522,696
Federal National Mortgage Association	21,467
FHLMC-GNMA	32
Freddie Mac Gold Pool	6,720
Freddie Mac Non Gold Pool	1,808
Freddie Mac REMICS	1
Galleon Capital Corp	1,167
Ginnie Mae I pool	42,133
Ginnie Mae II pool	10,738
Gotham Funding	1,400
Halkin Finance LLC	417,192
LMA Americas	27,990
Manhattan Asset Funding	3,674
Market Street Funding	16,083
Nationwide Life Insurance	4,783
Nestle Capital	455,400
Paradigm Funding	17,508
Scaldis & Scaldis	673,128
Silver Tower US Funding	641,964
Starbird Funding	9,064
Straight A Funding	26,829
Thames Asset Global Securities	440,057
TSL USA	1,553,094
Victory Receivables	58

Total market value of collateral securities	$7,299,852

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$1,557,946
Accredited Mortgage Loan Trust	83,505
American Express Credit Account Master Trust	45,144
American Express Issuance Trust	46,447
AmeriCredit Automobile Receivables Trust	53,859
BA Credit Card Trust	388,540
Banc of America Commercial Mortgage Inc	770,290
Banc of America Large Loan Inc	249,274
Bank One Issuance Trust	375,862
BMW Vehicle Lease Trust	267,343
Capital Auto Receivables Asset Trust	503,208
Capital One Multi-Asset Execution Trust	702,837
Chase Issuance Trust	786,594
Citibank Credit Card Issuance Trust	532,505
Citifinancial Mortgage Securities Inc	53,540
Citigroup Commercial Mortgage Trust	408,994
Collegiate Funding Services Education Loan Trust I	260,516
Commercial Mortgage Asset Trust	131,606
Commercial Mortgage Pass Through Certificates	160,494
Credit Suisse First Boston Mortgage Securities Corp	115,107
Credit Suisse Mortgage Capital Certificates	440,295
Daimler Chrysler Auto Trust	706,925
DFR Middle Market CLO Ltd	552,932
Education Funding Capital Trust I	236,707
Fannie Mae REMICS	132,968
Fannie Mae Whole Loan	323,324
Federal National Mortgage Association	72,535
FHLMC Structured Pass Through Securities	49,217
Ford Credit Floorplan Master Owner Trust	417,617
GE Business Loan Trust	67,913
GE Capital Credit Card Master Note Trust	565,913
G-Force	127,161
Gramercy Real Estate CDO	814,850
Granite Master Issuer PLC	439,743
Granite Mortgages PLC	59,780
HSBC Home Equity Loan Trust	144,168
Hyundai Floorplan Master Owner Trust	227,861
JP Morgan Chase Commercial Mortgage Securities Corp	821,934
LB-UBS Commercial Mortgage Trust	97,496
MBNA Credit Card Master Note Trust	1,321,362
Merrill Lynch Mortgage Trust	293,457
Morgan Stanley ABS Capital I	24,325
Nelnet Education Loan Funding Inc	107,840
Nelnet Student Loan Trust	531,426
Nissan Auto Lease Trust	160,415
Northstar Education Finance Inc	187,345
Pennsylvania Higher Education Assistance Agency	79,433
Saxon Asset Securities Trust	70,591
SLC Student Loan Trust	165,870
SLM Student Loan Trust	690,966
Victoria Falls CLO Ltd	1,388,742
Wachovia Bank Commercial Mortgage Trust	2,168,277

Total market value of collateral securities	$20,982,999

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$389,487
Accredited Mortgage Loan Trust	20,876
American Express Credit Account Master Trust	11,286
American Express Issuance Trust	11,612
AmeriCredit Automobile Receivables Trust	13,465
BA Credit Card Trust	97,135
Banc of America Commercial Mortgage Inc	192,572
Banc of America Large Loan Inc	62,318
Bank One Issuance Trust	93,966
BMW Vehicle Lease Trust	66,836
Capital Auto Receivables Asset Trust	125,802
Capital One Multi-Asset Execution Trust	175,709
Chase Issuance Trust	196,649
Citibank Credit Card Issuance Trust	133,126
Citifinancial Mortgage Securities Inc	13,385
Citigroup Commercial Mortgage Trust	102,249
Collegiate Funding Services Education Loan Trust I	65,129
Commercial Mortgage Asset Trust	32,901
Commercial Mortgage Pass Through Certificates	40,124
Credit Suisse First Boston Mortgage Securities Corp	28,777
Credit Suisse Mortgage Capital Certificates	110,074
Daimler Chrysler Auto Trust	176,731
DFR Middle Market CLO Ltd	138,233
Education Funding Capital Trust I	59,177
Fannie Mae REMICS	33,242
Fannie Mae Whole Loan	80,831
Federal National Mortgage Association	18,134
FHLMC Structured Pass Through Securities	12,304
Ford Credit Floorplan Master Owner Trust	104,404
GE Business Loan Trust	16,978
GE Capital Credit Card Master Note Trust	141,478
G-Force	31,790
Gramercy Real Estate CDO	203,713
Granite Master Issuer PLC	109,936
Granite Mortgages PLC	14,945
HSBC Home Equity Loan Trust	36,042
Hyundai Floorplan Master Owner Trust	56,965
JP Morgan Chase Commercial Mortgage Securities Corp	205,484
LB-UBS Commercial Mortgage Trust	24,374
MBNA Credit Card Master Note Trust	330,341
Merrill Lynch Mortgage Trust	73,364
Morgan Stanley ABS Capital I	6,081
Nelnet Education Loan Funding Inc	26,960
Nelnet Student Loan Trust	132,856
Nissan Auto Lease Trust	40,104
Northstar Education Finance Inc	46,836
Pennsylvania Higher Education Assistance Agency	19,858
Saxon Asset Securities Trust	17,648
SLC Student Loan Trust	41,467
SLM Student Loan Trust	172,741
Victoria Falls CLO Ltd	347,185
Wachovia Bank Commercial Mortgage Trust	542,069

Total market value of collateral securities	$5,245,749

Pershing LLC (0.22%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$80,283
Fannie Mae Pool	8,073,965
Fannie Mae REMICS	1,938,425
Federal Home Loan Banks	30,600
Federal Home Loan Mortgage Corp	113,822
Federal National Mortgage Association	260,483
Freddie Mac Gold Pool	3,687,599
Freddie Mac Non Gold Pool	173,121
Freddie Mac Reference REMIC	49,370
Freddie Mac REMICS	365,527
Ginnie Mae I pool	565,759
Ginnie Mae II pool	226,826
Government National Mortgage Association	726,554
United States Treasury Inflation Indexed Bonds	96,384
United States Treasury Note/Bond	3,694,592
United States Treasury Strip Principal	316,690

Total market value of collateral securities	$20,400,000

(u)	At March 31, 2010, securities valued at $16,568,569 were held to cover open call options written.

(v)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(w)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(x)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$676,640,807	$—	$—	$676,640,807
Other (a)	145	—	—	145

Total Equity Securities	676,640,952	—	—	676,640,952

Bonds
Foreign Government Obligations & Agencies	—	8,143,151	—	8,143,151
U.S. Government Obligations & Agencies	30,994,499	25,641,967	—	56,636,466
Asset-Backed Securities	—	36,251,906	1,746,780	37,998,686
Commercial Mortgage-Backed Securities	—	34,173,996	—	34,173,996
Residential Mortgage-Backed Securities	—	102,954,827	—	102,954,827
Corporate Debt Securities
Entertainment	—	466,251	897,244	1,363,495
All Other Industries (a)	—	127,174,832	—	127,174,832

Total Bonds	30,994,499	334,806,930	2,644,024	368,445,453

Other
FDIC-Insured Debt Securities	—	1,167,838	—	1,167,838
Senior Loans	—	3,610,559	—	3,610,559
Affiliated Money Market Fund (b)	13,361,893	—	—	13,361,893
Investments of Cash Collateral Received for Securities on Loan (c)	—	164,809,039	—	164,809,039

Total Other	13,361,893	169,587,436	—	182,949,329

Investments in Securities	720,997,344	504,394,366	2,644,024	1,228,035,734
Other Financial Instruments (d)	42,594	80,130	—	122,724

Total	$721,039,938	$504,474,496	$2,644,024	$1,228,158,458

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed	Corporate Debt
	Securities	Securities	Total

Balance as of Dec. 31, 2009	$370,246	$962,236	$1,332,482
Accrued discounts/premiums	(26,501)	464	(26,037)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	35,450	(7,187)	28,263
Net purchases (sales)	1,367,585	(58,269)	1,309,316
Transfers in and/or out of Level 3	—	—	—

Balance as of March 31, 2010	$1,746,780	$897,244	$2,644,024

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $28,263, which is comprised of Asset-Backed Securities of $35,450 and Corporate Debt Securities $(7,187).

Portfolio of Investments
RiverSource VP — Cash Management Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (28.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Federal Home Loan Bank Disc Nts
04-07-10	0.11%	$25,000,000		$24,999,496
04-16-10	0.13	8,000,000		7,999,533
04-21-10	0.12	17,800,000		17,798,813
04-28-10	0.12	20,000,000		19,998,125
04-30-10	0.71	20,000,000		19,999,762
05-21-10	0.15	8,500,000		8,498,229
11-03-10	0.55	10,000,000		10,000,000
Federal Home Loan Mtge Corp Disc Nts
10-10-10	0.05	10,000,000	(b)	10,000,000
Federal Natl Mtge Assn Disc Nts
05-05-10	0.14	5,200,000		5,199,312
05-10-10	0.13	11,100,000		11,098,437
06-02-10	0.18	5,150,000		5,148,404
U.S. Treasury Bills
04-08-10	0.05	22,000,000		21,999,755
04-15-10	0.06	12,000,000		11,999,720
04-22-10	0.07	20,000,000		19,999,183
04-29-10	0.07	32,000,000		31,998,134
05-06-10	0.14	15,000,000		14,997,958

Total U.S. Government Agencies (Cost: $241,734,861)				$241,734,861

U.S. Government-Insured Debt (13.8%)(c)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Straight-A Funding LLC
U.S. Treasury Govt Guaranty(e)
04-05-10	0.12%	$10,000,000	$9,999,833
04-06-10	0.13	10,000,000	9,999,792
04-06-10	0.14	5,000,000	4,999,889
04-12-10	0.15	6,000,000	5,999,707
04-14-10	0.15	10,000,000	9,999,422
04-16-10	0.16	10,000,000	9,999,292
04-20-10	0.15	10,000,000	9,999,156
04-20-10	0.16	7,000,000	6,999,372
05-03-10	0.19	10,000,000	9,998,311
05-04-10	0.19	10,049,000	10,047,250
05-06-10	0.18	10,000,000	9,998,250
05-07-10	0.18	11,400,000	11,397,947
05-17-10	0.21	10,000,000	9,997,317

Total U.S. Government-Insured Debt (Cost: $119,435,538)			$119,435,538

Certificates of Deposit (15.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Bank of Montreal Chicago Branch
04-22-10	0.21%	$12,000,000		$12,000,000
04-30-10	0.21	10,000,000		10,000,000
05-04-10	0.21	10,000,000		10,000,000
Barclays Bank PLC
05-25-10	0.25	10,000,000		10,000,000
06-25-10	0.29	15,000,000		15,000,000
Citibank
04-07-10	0.18	10,000,000		10,000,000
05-03-10	0.20	8,000,000		8,000,000
Rabobank Nederland NY
09-17-10	0.24	12,000,000	(b)	12,000,000
Royal Bank of Canada New York Branch
10-01-10	0.25	12,000,000	(b)	12,000,000
Royal Bank of Scotland PLC
04-09-10	0.20	10,000,000		10,000,000
Toronto Dominion Bank NY
04-27-10	0.19	10,000,000		10,000,000
04-28-10	0.19	15,500,000		15,500,000

Total Certificates of Deposit (Cost: $134,500,000)				$134,500,000

Commercial Paper (44.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Asset-Backed (21.9%)
Charta LLC
04-23-10	0.18%	$7,200,000		$7,199,164
Ciesco LLC
05-10-10	0.20	11,600,000	(c)	11,597,486
05-12-10	0.22	9,500,000	(c)	9,497,620
Enterprise Funding LLC
05-04-10	0.22	4,600,000	(c)	4,599,072
05-11-10	0.22	6,000,000	(c)	5,998,533
Fairway Finance LLC
04-07-10	0.17	9,892,000	(c)	9,891,687
FCAR Owner Trust Series I
04-05-10	0.19	3,000,000		2,999,923
04-09-10	0.21	10,000,000		9,999,489
04-12-10	0.23	11,000,000		10,999,159
04-23-10	0.24	3,128,000		3,127,522
05-03-10	0.25	7,000,000		6,998,444
Kitty Hawk Funding
04-01-10	0.17	8,000,000		8,000,000
Ranger Funding LLC
04-08-10	0.18	10,004,000	(c)	10,003,611
Regency Markets No 1 LLC
04-12-10	0.18	6,000,000	(c)	5,999,652
04-20-10	0.21	7,000,000	(c)	6,999,187
04-21-10	0.21	10,000,000	(c)	9,998,778
04-26-10	0.21	5,000,000	(c)	4,999,236
Salisbury Receivables LLC
04-14-10	0.17	10,000,000	(c)	9,999,350
04-19-10	0.18	10,200,000	(c)	10,199,031
05-10-10	0.25	3,000,000	(c)	2,999,188
05-13-10	0.21	4,600,000	(c)	4,598,873

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Thunder Bay Funding LLC
04-01-10	0.16	7,600,000		7,600,000
Windmill Funding
04-06-10	0.14	8,000,000	(c)	7,999,811
04-13-10	0.20	7,000,000	(c)	6,999,510
04-27-10	0.21	9,300,000	(c)	9,298,590

Total				188,602,916

Banking (8.4%)
Bank of America
04-05-10	0.14	9,538,000		9,537,820
04-12-10	0.18	10,000,000		9,999,419
BNP Paribas Finance
04-01-10	0.00	10,000,000		10,000,000
Citigroup Funding
04-14-10	0.19	10,000,000		9,999,278
HSBC USA
04-19-10	0.16	12,000,000		11,998,980
04-23-10	0.16	13,000,000		12,998,729
Lloyds TSB Bank
04-01-10	0.52	8,000,000		8,000,000

Total				72,534,226

Diversified Manufacturing (0.5%)
General Electric
05-05-10	0.16	4,700,000		4,699,290

Life Insurance (6.4%)
MetLife Short Term Funding LLC
04-12-10	0.18	4,000,000	(c)	3,999,768
04-26-10	0.21	25,000,000		24,996,215
04-27-10	0.19	5,000,000	(c)	4,999,314
New York Life Capital
04-09-10	0.14	11,400,000	(c)	11,399,620
04-20-10	0.16	10,000,000	(c)	9,999,103

Total				55,394,020

Non Captive Diversified (2.1%)
General Electric Capital Services
04-23-10	0.17	8,000,000		7,999,120
05-24-10	0.20	10,000,000		9,997,056

Total				17,996,176

Other Financial Institutions (3.0%)
Grampian Funding LLC
04-08-10	0.20	8,000,000		7,999,658
04-13-10	0.22	18,000,000		17,998,613

Total				25,998,271

Pharmaceuticals (1.8%)
Roche Holdings
04-06-10	0.15	15,700,000	(c)	15,699,608

Total Commercial Paper (Cost: $380,924,507)				$380,924,507

Bonds (0.2%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed
AmeriCredit Automobile Receivables Trust
Series 2009-1 Cl A1
07-15-10	0.84%	$703,192	(d)	$703,192
Chrysler Financial Auto Securitization Trust
Series 2009-A Cl A1
07-15-10	1.01	1,330,380	(d)	1,330,380

Total Bonds (Cost: $2,033,572)				$2,033,572

Total Investments in Securities (Cost: $878,628,478)(f)				$878,628,478

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009,

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $297,212,166 or 34.40% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $2,033,572 or 0.24% of net assets.

(e)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(f)	Also represents the cost of securities for federal income tax purposes at March 31, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$241,734,861	$—	$241,734,861
U.S. Government-Insured Debt	—	119,435,538	—	119,435,538
Certificates of Deposit	—	134,500,000	—	134,500,000
Commercial Paper	—	380,924,507	—	380,924,507

Total Short-Term Securities	—	876,594,906	—	876,594,906

Bonds
Asset-Backed Securities	—	2,033,572	—	2,033,572

Total Bonds	—	2,033,572	—	2,033,572

Total	$—	$878,628,478	$—	$878,628,478

Portfolio of Investments
RiverSource VP — Core Equity Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.6%)
General Dynamics Corp.	8,964		$692,021
Lockheed Martin Corp.	11,382		947,209
Northrop Grumman Corp.	8,614		564,820
Raytheon Co.	6,305		360,142
Rockwell Collins, Inc.	2,349		147,024
United Technologies Corp.	4,152		305,629

Total			3,016,845

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	4,042		225,746
FedEx Corp.	7,083		661,552

Total			887,298

Airlines (0.1%)
Southwest Airlines Co.	16,979		224,462

Auto Components (0.1%)
Johnson Controls, Inc.	7,405		244,291

Automobiles (0.3%)
Ford Motor Co.	17,637	(b)	221,697
Harley-Davidson, Inc.	10,726		301,079

Total			522,776

Beverages (1.8%)
Brown-Forman Corp., Class B	611		36,324
Coca-Cola Enterprises, Inc.	5,680		157,109
PepsiCo, Inc.	14,022		927,696
The Coca-Cola Co.	43,681		2,402,454

Total			3,523,583

Biotechnology (1.2%)
Amgen, Inc.	33,537	(b)	2,004,171
Cephalon, Inc.	3,156	(b)	213,914

Total			2,218,085

Building Products (0.1%)
Masco Corp.	7,380		114,538

Capital Markets (4.2%)
Franklin Resources, Inc.	8,683		962,945
Invesco Ltd.	10,146		222,299
Morgan Stanley	41,357		1,211,347
State Street Corp.	20,941		945,277
The Bank of New York Mellon Corp.	42,404		1,309,435
The Goldman Sachs Group, Inc.	19,971		3,407,651

Total			8,058,954

Issuer	Shares		Value(a)
Chemicals (1.6%)
CF Industries Holdings, Inc.	1,489		135,767
Eastman Chemical Co.	3,576		227,720
EI du Pont de Nemours & Co.	11,134		414,630
PPG Industries, Inc.	5,431		355,187
The Dow Chemical Co.	64,033		1,893,456

Total			3,026,760

Commercial Banks (3.5%)
BB&T Corp.	9,638		312,175
Comerica, Inc.	4,113		156,459
Fifth Third Bancorp	10,201		138,632
First Horizon National Corp.	7,190	(b)	101,022
KeyCorp	24,393		189,046
M&T Bank Corp.	2,983		236,791
Marshall & Ilsley Corp.	14,426		116,129
PNC Financial Services Group, Inc.	38,267		2,284,539
SunTrust Banks, Inc.	16,154		432,766
US Bancorp	12,139		314,157
Wells Fargo & Co.	75,622		2,353,356

Total			6,635,072

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	3,406		124,012
RR Donnelley & Sons Co.	11,221		239,569

Total			363,581

Communications Equipment (0.9%)
Cisco Systems, Inc.	45,483	(b)	1,183,922
Motorola, Inc.	80,686	(b)	566,416

Total			1,750,338

Computers & Peripherals (7.5%)
Apple, Inc.	48,477	(b)	11,388,702
Dell, Inc.	81,818	(b)	1,228,088
Lexmark International, Inc., Class A	6,086	(b)	219,583
NetApp, Inc.	20,185	(b)	657,224
Western Digital Corp.	20,151	(b)	785,687

Total			14,279,284

Construction & Engineering (0.2%)
Fluor Corp.	6,440		299,524

Consumer Finance (1.6%)
American Express Co.	40,913		1,688,070
Capital One Financial Corp.	13,473		557,917
Discover Financial Services	39,397		587,015
SLM Corp.	17,513	(b)	219,263

Total			3,052,265

Distributors (0.1%)
Genuine Parts Co.	2,666		112,612

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	3,006	(b)	184,238

Diversified Financial Services (4.5%)
Bank of America Corp.	372,536		6,649,768
Citigroup, Inc.	374,252	(b)	1,515,721
IntercontinentalExchange, Inc.	1,113	(b)	124,856
KKR Financial Holdings LLC	39,764		326,462

Total			8,616,807

Issuer	Shares		Value(a)
Diversified Telecommunication Services (5.1%)
AT&T, Inc.	261,968		6,769,253
CenturyTel, Inc.	8,252		292,616
Verizon Communications, Inc.	83,456		2,588,805

Total			9,650,674

Electric Utilities (1.4%)
Edison International	7,795		266,355
Exelon Corp.	21,775		953,963
FirstEnergy Corp.	7,610		297,475
Progress Energy, Inc.	7,927		312,007
Southern Co.	25,040		830,326

Total			2,660,126

Electrical Equipment (0.3%)
Emerson Electric Co.	12,045		606,345

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.	16,153	(b)	555,502
Corning, Inc.	4,000		80,840
Jabil Circuit, Inc.	1,122		18,165
Tyco Electronics Ltd.	15,540	(c)	427,039

Total			1,081,546

Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	6,028		282,352
BJ Services Co.	6,461		138,265
Cameron International Corp.	8,871	(b)	380,211
Diamond Offshore Drilling, Inc.	2,447	(d)	217,318
Ensco PLC, ADR	4,825	(c)	216,064
FMC Technologies, Inc.	4,462	(b)	288,379
Halliburton Co.	8,760		263,939
Nabors Industries Ltd.	13,616	(b,c)	267,282
National Oilwell Varco, Inc.	14,583		591,778
Noble Corp.	3,456	(b,c)	144,530
Rowan Companies, Inc.	5,030	(b)	146,423
Smith International, Inc.	3,208		137,367
Weatherford International Ltd.	3,668	(b,c)	58,174

Total			3,132,082

Food & Staples Retailing (2.5%)
SUPERVALU, Inc.	5,895		98,329
Walgreen Co.	17,068		633,052
Wal-Mart Stores, Inc.	72,001		4,003,256
Whole Foods Market, Inc.	1,942	(b)	70,203

Total			4,804,840

Food Products (0.7%)
Archer-Daniels-Midland Co.	17,768		513,495
ConAgra Foods, Inc.	11,497		288,230
Dean Foods Co.	5,017	(b)	78,717
General Mills, Inc.	3,857		273,037
Sara Lee Corp.	18,913		263,458

Total			1,416,937

Gas Utilities (0.1%)
Nicor, Inc.	2,333		97,799

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (1.3%)
Becton Dickinson and Co.	6,621		521,271
CareFusion Corp.	8,092	(b)	213,872
Intuitive Surgical, Inc.	1,788	(b)	622,456
Medtronic, Inc.	13,929		627,224
St. Jude Medical, Inc.	1,844	(b)	75,696
Stryker Corp.	5,779		330,674

Total			2,391,193

Health Care Providers & Services (3.9%)
Aetna, Inc.	20,364		714,980
Cardinal Health, Inc.	20,481		737,930
CIGNA Corp.	32,216		1,178,461
Coventry Health Care, Inc.	10,637	(b)	262,947
Express Scripts, Inc.	3,222	(b)	327,871
Humana, Inc.	5,609	(b)	262,333
McKesson Corp.	8,045		528,717
UnitedHealth Group, Inc.	65,640		2,144,459
WellPoint, Inc.	19,818	(b)	1,275,883

Total			7,433,581

Hotels, Restaurants & Leisure (0.5%)
International Game Technology	6,079		112,158
Starbucks Corp.	19,777	(b)	479,988
Wyndham Worldwide Corp.	11,866		305,312

Total			897,458

Household Durables (0.6%)
DR Horton, Inc.	2,619		32,999
Harman International Industries, Inc.	5,137	(b)	240,309
KB Home	3,813		63,868
Lennar Corp., Class A	9,449		162,617
Newell Rubbermaid, Inc.	2,855		43,396
Pulte Group, Inc.	16,156	(b)	181,755
Whirlpool Corp.	4,631		404,055

Total			1,128,999

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	6,960		244,366
NRG Energy, Inc.	8,592	(b)	179,573
The AES Corp.	24,306	(b)	267,365

Total			691,304

Industrial Conglomerates (3.2%)
3M Co.	16,110		1,346,313
General Electric Co.	244,451		4,449,008
Textron, Inc.	6,553		139,120
Tyco International Ltd.	2,372	(c)	90,729

Total			6,025,170

Insurance (6.1%)
AFLAC, Inc.	18,288		992,856
Aon Corp.	8,022		342,620
Assurant, Inc.	8,134		279,647
Berkshire Hathaway, Inc., Class B	13,837	(b)	1,124,533
Chubb Corp.	17,907		928,478
Cincinnati Financial Corp.	532		15,375
Hartford Financial Services Group, Inc.	13,911		395,351
Lincoln National Corp.	12,748		391,364
MetLife, Inc.	15,073		653,264
Principal Financial Group, Inc.	15,445		451,148

Issuer	Shares		Value(a)
Prudential Financial, Inc.	13,158		796,059
The Allstate Corp.	57,783		1,866,968
The Progressive Corp.	41,630		794,717
The Travelers Companies, Inc.	44,901		2,421,959
Torchmark Corp.	4,008		214,468

Total			11,668,807

Internet & Catalog Retail (0.4%)
Expedia, Inc.	6,695		167,107
priceline.com, Inc.	2,537	(b)	646,935

Total			814,042

Internet Software & Services (0.6%)
eBay, Inc.	40,910	(b)	1,102,525

IT Services (1.1%)
Automatic Data Processing, Inc.	14,194		631,207
Cognizant Technology Solutions Corp., Class A	20,446	(b)	1,042,336
Computer Sciences Corp.	5,375	(b)	292,884
Convergys Corp.	961	(b)	11,782
SAIC, Inc.	10,308	(b)	182,452
Total System Services, Inc.	1,524		23,866

Total			2,184,527

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	18,095	(b)	104,770
Mattel, Inc.	7,957		180,942

Total			285,712

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.	4,858	(b)	253,928

Machinery (1.2%)
Caterpillar, Inc.	8,668		544,784
Cummins, Inc.	7,037		435,942
Flowserve Corp.	2,038		224,730
Illinois Tool Works, Inc.	11,431		541,372
Ingersoll-Rand PLC	6,138	(c)	214,032
Stanley Black & Decker, Inc.	6,968		400,033
The Manitowoc Co., Inc.	533		6,929

Total			2,367,822

Media (2.1%)
CBS Corp., Class B	46,129		643,038
Gannett Co., Inc.	5,820		96,146
Meredith Corp.	222		7,639
News Corp., Class A	72,941		1,051,080
The New York Times Co., Class A	1,712	(b)	19,055
The Walt Disney Co.	43,900		1,532,549
Viacom, Inc., Class B	20,613	(b)	708,675
WorldSpace, Inc., Cl A	16,896	(b)	315

Total			4,058,497

Metals & Mining (1.6%)
AK Steel Holding Corp.	1,032		23,592
Alcoa, Inc.	32,605		464,295
Allegheny Technologies, Inc.	2,406		129,900
Freeport-McMoRan Copper & Gold, Inc.	22,654		1,892,514
Nucor Corp.	1,199		54,411
Timminco Ltd.	35,775	(b,c,d)	28,888
United States Steel Corp.	7,934		503,968

Total			3,097,568

Issuer	Shares		Value(a)
Multiline Retail (0.7%)
Family Dollar Stores, Inc.	4,809		176,057
JC Penney Co., Inc.	7,769		249,929
Macy’s, Inc.	16,341		355,744
Nordstrom, Inc.	12,022		491,098

Total			1,272,828

Multi-Utilities (0.4%)
Consolidated Edison, Inc.	8,042		358,191
PG&E Corp.	9,915		420,594

Total			778,785

Oil, Gas & Consumable Fuels (12.5%)
Chesapeake Energy Corp.	14,308		338,241
Chevron Corp.	113,106	(e)	8,576,828
ConocoPhillips	114,788		5,873,702
Exxon Mobil Corp.	42,231		2,828,632
Hess Corp.	9,364		585,718
Marathon Oil Corp.	75,497		2,388,725
Murphy Oil Corp.	8,920		501,215
Occidental Petroleum Corp.	15,942		1,347,737
Pioneer Natural Resources Co.	6,719		378,414
Sunoco, Inc.	5,826		173,090
Tesoro Corp.	4,484		62,328
Valero Energy Corp.	49,388		972,944

Total			24,027,574

Paper & Forest Products (0.5%)
International Paper Co.	27,656		680,614
MeadWestvaco Corp.	7,925		202,484

Total			883,098

Pharmaceuticals (11.1%)
Abbott Laboratories	29,319		1,544,525
Bristol-Myers Squibb Co.	26,988		720,580
Eli Lilly & Co.	13,536		490,274
Forest Laboratories, Inc.	19,704	(b)	617,917
Johnson & Johnson	89,395		5,828,554
King Pharmaceuticals, Inc.	4,443	(b)	52,250
Merck & Co., Inc.	111,981		4,182,490
Pfizer, Inc.	464,600		7,967,890

Total			21,404,480

Real Estate Investment Trusts (REITs) (1.0%)
Boston Properties, Inc.	3,174		239,447
Equity Residential	6,319		247,389
Simon Property Group, Inc.	9,638		808,627
Ventas, Inc.	5,208		247,276
Vornado Realty Trust	3,588		271,612

Total			1,814,351

Road & Rail (0.7%)
CSX Corp.	13,506		687,455
Norfolk Southern Corp.	12,286		686,665
Ryder System, Inc.	493		19,109

Total			1,393,229

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.	32,358	(b)	299,959
Broadcom Corp., Class A	4,466		148,182
MEMC Electronic Materials, Inc.	10,781	(b)	165,273
Micron Technology, Inc.	58,528	(b)	608,106
National Semiconductor Corp.	8,094		116,958
NVIDIA Corp.	16,438	(b)	285,692

Total			1,624,170

Software (2.7%)
Microsoft Corp.	149,034		4,362,224
Oracle Corp.	9,816		252,173
Red Hat, Inc.	3,051	(b)	89,303
Salesforce.com, Inc.	5,090	(b)	378,951

Total			5,082,651

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	3,611		164,806
AutoNation, Inc.	1,855	(b)	33,538
Bed Bath & Beyond, Inc.	2,372	(b)	103,799
Best Buy Co., Inc.	8,799		374,309
Home Depot, Inc.	57,180		1,849,773
Limited Brands, Inc.	17,884		440,304
Lowe’s Companies, Inc.	7,927		192,150
Office Depot, Inc.	585	(b)	4,668
The Gap, Inc.	12,951		299,298
The Sherwin-Williams Co.	1,420		96,106
Tiffany & Co.	3,591		170,537
Urban Outfitters, Inc.	5,924	(b)	225,290

Total			3,954,578

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	1,258		49,716
Jones Apparel Group, Inc.	469		8,920
Nike, Inc., Class B	10,597		778,880
Polo Ralph Lauren Corp.	2,533		215,406
VF Corp.	2,167		173,685

Total			1,226,607

Thrifts & Mortgage Finance (—%)
Federal Home Loan Mortgage Corp.	7,944	(b,d)	10,089

Tobacco (0.2%)
Altria Group, Inc.	16,759		343,895

Trading Companies & Distributors (—%)
Fastenal Co.	429	(d)	20,588

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	110,608	(b)	420,310

Total Common Stocks (Cost: $168,504,153)			$189,240,028

Exchange Traded Funds (0.3%)

	Shares		Value(a)
Vanguard Emerging Markets ETF	13,811		$582,548

Total Exchange Traded Funds (Cost: $528,082)			$582,548

Money Market Fund (0.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	970,684	(f)	$970,684

Total Money Market Fund (Cost: $970,684)			$970,684

Investments of Cash Collateral Received for Securities on Loan (0.1%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	246,098	$246,098

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $246,098)		$246,098

Total Investments in Securities (Cost: $170,249,017)		$191,039,358

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	4	$1,165,200	June 2010	$24,136
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.76% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	At March 31, 2010, investments in securities included securities valued at $322,278 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$189,240,028	$—	$—	$189,240,028

Total Equity Securities	189,240,028	—	—	189,240,028

Other
Exchange Traded Funds	582,548	—	—	582,548
Affiliated Money Market Fund (b)	970,684	—	—	970,684
Investments of Cash Collateral Received for Securities on Loan (c)	246,098	—	—	246,098

Total Other	1,799,330	—	—	1,799,330

Investments in Securities	191,039,358	—	—	191,039,358
Other Financial Instruments (d)	24,136	—	—	24,136

Total	$191,063,494	$—	$—	$191,063,494

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Diversified Bond Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (105.5%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.2%)(c)
Pemex Project Funding Master Trust
03-01-18	5.75%	$2,425,000		$2,495,677
06-15-35	6.63	3,368,000	(e)	3,318,106
Petroleos de Venezuela
04-12-17	5.25	6,094,000		3,747,810

Total				9,561,593

Sovereign (0.6%)(c)
Republic of Argentina
Sr Unsecured
09-12-13	7.00	2,881,000		2,567,386
12-15-35	0.00	4,660,000	(l)	349,500
Republic of El Salvador
06-15-35	7.65	1,800,000	(d)	1,894,500
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	2,109,000	(d,e)	2,346,263
10-12-35	8.50	1,338,000	(d,e)	1,665,810
01-17-38	7.75	1,150,000	(d)	1,334,000
Republic of Philippines
Sr Unsecured
01-15-16	8.00	575,000	(e)	685,688
01-14-31	7.75	2,732,000	(e)	3,128,140
Republic of Turkey
09-26-16	7.00	590,000		654,900
04-03-18	6.75	1,857,000		2,024,130
03-17-36	6.88	4,585,000		4,630,849
Republic of Turkey
Sr Unsecured
11-07-19	7.50	900,000		1,026,000
Republic of Uruguay
05-17-17	9.25	876,000	(e)	1,123,470
Republic of Venezuela
02-26-16	5.75	2,181,000	(e)	1,581,225
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	944,000	(e)	821,280
05-07-23	9.00	2,200,000		1,633,500
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	2,184,000	(e)	2,473,380
Russian Federation
03-31-30	7.50	2,247,540	(d,e)	2,590,290

Total				32,530,311

Treasury (0.9%)(c)
Govt of Indonesia
(Indonesian Rupiah)
07-15-22	10.25	16,545,000,000		1,929,034

	Coupon	Principal
Issuer	rate	amount		Value(a)
Mexican Fixed Rate Bonds
(Mexican Peso)
12-17-15	8.00	403,300,000		34,089,000
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	2,700,000		14,856,686

Total				50,874,720

U.S. Government Obligations & Agencies (16.1%)
Federal Farm Credit Bank
04-19-12	1.35	28,575,000		28,588,716
Federal Home Loan Banks
12-28-11	1.00	6,000,000		6,000,626
01-12-12	1.40	24,025,000		24,030,694
01-27-12	1.50	56,170,000	(e)	56,206,117
09-28-12	0.66	31,660,000	(m)	31,724,460
Federal Home Loan Mtge Corp
04-19-12	1.50	17,510,000		17,519,148
12-10-15	4.20	99,000,000	(e)	99,683,396
04-18-16	5.25	39,540,000	(e)	43,733,138
Federal Natl Mtge Assn
10-29-12	1.88	5,500,000		5,521,512
05-15-14	2.50	20,370,000	(e)	20,485,865
10-15-15	4.38	48,545,000	(e)	51,796,787
U.S. Treasury
11-30-10	1.25	2,735,000	(e)	2,751,774
02-29-12	0.88	14,205,000	(e)	14,175,596
11-15-12	1.38	17,730,000	(e)	17,725,851
01-15-13	1.38	22,115,000	(e)	22,044,166
03-15-13	1.38	23,760,000	(e)	23,620,766
03-31-15	2.50	66,553,000	(e)	66,365,986
03-31-16	2.38	49,995,000	(e)	48,354,564
02-15-20	3.63	222,101,000	(e)	218,318,397
11-15-39	4.38	18,956,000		17,925,268
02-15-40	4.63	37,070,000	(e)	36,537,119
U.S. Treasury Inflation-Indexed Bond
07-15-16	2.50	14,542,482	(e,s)	15,889,290
01-15-18	1.63	12,927,625	(s)	13,226,975
01-15-20	1.38	28,509,918	(e,s)	27,951,698
U.S. Treasury
STRIPS
02-15-40	0.00	119,650,000	(e)	27,366,587

Total				937,544,496

Asset-Backed (14.4%)
Access Group
Series 2005-1 Cl A1
06-22-18	0.35	15,714,938	(m)	15,680,337
American Express Credit Account Master Trust
Series 2005-4 Cl A
01-15-15	0.30	8,825,000	(m)	8,784,787
American Express Credit Account Master Trust
Series 2006-3 Cl A
03-17-14	0.25	8,000,000	(m)	7,977,149
AmeriCredit Automobile Receivables Trust
Series 2007-CM Cl A3B (NPFGC)
05-07-12	0.26	4,073,256	(m,o)	4,065,965
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (AGM)
07-06-12	5.49	1,872,166	(o)	1,882,341

	Coupon	Principal
Issuer	rate	amount		Value(a)
AmeriCredit Automobile Receivables Trust
Series 2010-1 Cl A3
03-17-14	1.66	9,750,000		9,759,438
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Cl A
08-20-14	3.63	6,800,000	(d)	6,799,320
Banc of America Funding
Collateralized Mtge Obligation
Series 2009-R14A Cl 1A1
09-26-37	1.33	33,029,292	(d,m)	32,368,706
Banc of America Funding
Collateralized Mtge Obligation
Series 2010-R3 Cl 6A1
09-26-36	0.41	7,817,081	(d,m)	7,426,227
Bank of America Credit Card Trust
Series 2008-A1 Cl A1
04-15-13	0.81	14,401,000	(m)	14,424,886
Bank of America Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.43	12,625,000	(m)	12,746,253
Bear Stearns Asset Backed Securities Trust
Series 2006-HE9 Cl 1A1
11-25-36	0.30	6,436,702	(m)	5,905,419
Capital Auto Receivables Asset Trust
Series 2007-SN2 Cl A4
05-16-11	1.26	29,454,388	(d,m)	29,503,666
Capital One Multi-Asset Execution Trust
Series 2007-A6 Cl A6
05-15-13	0.30	7,527,000	(m)	7,522,147
Carmax Auto Owner Trust
Series 2009-1 Cl A4
12-16-13	5.81	7,450,000		8,089,425
Carrington Mtge Loan Trust
Series 2007-FRE1 Cl A1
02-25-37	0.37	21,473,314	(m)	19,541,815
Centre Point Funding LLC
Series 2010-1A Cl 1
07-20-15	5.43	2,850,000	(d)	2,861,250
Chrysler Financial Lease Trust
Series 2010-A Cl A2
06-15-11	1.78	94,250,000	(d)	94,210,329
Chrysler Financial Lease Trust
Series 2010-A Cl C
09-16-13	4.49	23,850,000	(d)	23,836,036
CIT Equipment Collateral
Series 2009-VT1 Cl A2
06-15-11	2.20	14,321,284	(d)	14,359,376
Citibank Credit Card Issuance Trust
Series 2008-C6 Cl C6
06-20-14	6.30	14,495,000		15,336,026
CitiFinancial Auto Issuance Trust
Series 2009-1 Cl A2
11-15-12	1.83	49,850,000	(d)	49,901,389
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-6 Cl 13A1
01-25-37	0.33	12,568,707	(d,m)	11,264,704
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2010-2 Cl 1A1
05-25-37	0.35	8,507,850	(d,m)	8,284,519

	Coupon	Principal
Issuer	rate	amount		Value(a)
Countrywide Asset-Backed Ctfs
Series 2005-1 Cl MV1
07-25-35	0.65	8,245,614	(m)	8,076,155
Countrywide Asset-Backed Ctfs
Series 2006-4 Cl 1A1M
07-25-36	0.51	970,134	(m)	617,504
CPS Auto Trust
Series 2007-A Cl A3 (NPFGC)
09-15-11	5.04	422,998	(d,o)	423,585
CPS Auto Trust
Series 2007-C Cl A3 (AGM)
05-15-12	5.43	3,599,002	(d,o)	3,643,498
Crown Castle Towers LLC
Sr Secured
01-15-15	4.52	16,900,000	(d)	16,846,020
DT Auto Owner Trust
Series 2009-1 Cl A1
10-15-15	2.98	27,825,927	(d)	27,908,333
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	7,000,000	(d,o)	6,795,670
Ford Credit Floorplan Master Owner Trust
Series 2010-1 Cl A
12-15-14	1.88	9,650,000	(d,m)	9,746,585
GTP Towers Issuer LLC
02-15-15	4.44	5,350,000	(d)	5,364,631
Hertz Vehicle Financing LLC
Series 2005-1A Cl A4 (NPFGC)
11-25-11	0.50	24,715,000	(d,m,o)	24,592,757
Hertz Vehicle Financing LLC
Series 2005-2A Cl A5 (AMBAC)
11-25-11	0.50	12,200,000	(d,m,o)	12,139,658
Hertz Vehicle Financing LLC
Series 2005-2A Cl A6 (AMBAC)
11-25-11	5.08	38,085,000	(d,o)	38,672,393
Hertz Vehicle Financing LLC
Series 2009-2A Cl A1
03-25-14	4.26	13,350,000	(d)	13,747,566
Hertz Vehicle Financing LLC
Series 2009-2A Cl A2
03-25-16	5.29	6,500,000	(d)	6,694,755
HSI Asset Securitization Corp Trust
Series 2006-HE2 Cl 2A1
12-25-36	0.30	5,158,729	(m)	4,364,511
Jefferies & Co
Collateralized Mtge Obligation
Series 2010-R1 Cl 2A1
11-26-37	0.38	9,463,850	(d,m)	8,947,774
JPMorgan Reremic
Collateralized Mtge Obligation
Series 2009-5 Cl 4AI
04-26-37	0.37	7,624,888	(d,m)	7,054,956
MBNA Credit Card Master Note Trust
Series 2003-A4 Cl A4
09-17-12	0.45	33,352,000	(m)	33,352,714
MBNA Credit Card Master Note Trust
Series 2005-A6 Cl A6
01-15-13	4.50	8,890,000		9,019,369

	Coupon	Principal
Issuer	rate	amount		Value(a)
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-2 Cl A2A
05-25-37	0.36	9,315,465	(m)	9,279,552
Morgan Stanley Resecuritization Trust
Series 2010-F Cl A
06-17-13	0.48	12,100,000	(d,m)	11,918,500
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-2 Cl AIO
08-25-11	18.77	7,000,000	(k)	455,000
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	12,400,000	(k)	1,368,396
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-4 Cl AIO
02-27-12	7.42	11,633,000	(k)	1,266,193
Novastar Home Equity Loan
Series 2007-1 Cl A2A2
03-25-37	5.64	4,917,259	(m)	4,644,903
Option One Mtge Loan Trust
Series 2007-HL1 Cl 2A1 (XLCA)
02-25-38	0.37	3,798,636	(m,o)	3,687,878
RAAC Series
Series 2007-SP1 Cl A1
03-25-37	0.40	8,596,859	(m)	8,282,029
RAAC Series
Series 2007-SP1 Cl A2
03-25-37	0.60	13,975,000	(m)	9,959,752
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-9 Cl 10A1
10-26-36	0.33	4,667,453	(d,m)	4,597,166
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	1,648,398		1,554,060
Renaissance Home Equity Loan Trust
Series 2006-1 Cl AF3
05-25-36	5.61	352,498		285,360
Renaissance Home Equity Loan Trust
Series 2006-2 Cl AF3
08-25-36	5.80	150,000		103,077
Renaissance Home Equity Loan Trust
Series 2007-2 Cl AF3
06-25-37	5.74	175,000	(p)	78,143
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	1,645,000	(p)	69,527
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	1,065,000	(p)	33,171
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	1,565,000	(p)	32,846
Residential Asset Securities
Series 2004-KS9 Cl AI4 (FGIC)
03-25-37	5.83	3,016,319	(o)	2,750,405

	Coupon	Principal
Issuer	rate	amount		Value(a)
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.28	10,155,753	(m,o)	10,038,970
Sierra Receivables Funding
Series 2010-1A Cl A1
07-01-26	4.48	4,875,000	(d)	4,875,000
Soundview Home Equity Loan Trust
Series 2006-EQ1 Cl A2
10-25-36	0.36	3,626,216	(m)	3,380,442
Soundview Home Equity Loan Trust
Series 2006-OPT3 Cl 2A3
06-25-36	0.42	19,658,000	(m)	14,707,345
Structured Asset Securities
Series 2006-GEL2 Cl A1
04-25-36	0.36	6,215,955	(d,m)	6,066,926
Target Credit Card Master Trust
Series 2005-1 Cl A
10-27-14	0.31	76,565,000	(m)	75,992,813
Triad Auto Receivables Owner Trust
Series 2007-B Cl A3A (AGM)
10-12-12	5.24	3,120,000	(o)	3,185,557
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	8,325,000		8,550,387

Total				837,703,342

Commercial Mortgage-Backed (8.0%)(f)
Banc of America Commercial Mtge
Series 2005-3 Cl A4
07-10-43	4.67	10,284,000		10,248,452
Banc of America Commercial Mtge
Series 2005-6 Cl A4
09-10-47	5.18	14,550,000		15,144,653
Banc of America Large Loan
Series 2001-FMA Cl C
12-13-16	6.76	4,650,000	(d)	4,736,405
Bear Stearns Commercial Mtge Securities
Series 2007-PW18 Cl A1
06-11-50	5.04	3,447,230		3,542,587
Bear Stearns Commercial Mtge Securities
Series 2007-T26 Cl A2
01-12-45	5.33	10,000,000		10,278,100
Bear Stearns Commercial Mtge Securities
Series 2007-T28 Cl A1
09-11-42	5.42	252,467		261,129
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
11-15-30	5.68	15,546,736		16,134,763
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	3,991,000		4,008,800
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.23	1,975,000		2,077,854
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.54	1,625,000	(d,m)	1,407,464
Commercial Mtge Pass-Through Ctfs
Series 2007-C9 Cl A4
12-10-49	5.82	18,550,000		18,546,898

	Coupon	Principal
Issuer	rate	amount		Value(a)
Credit Suisse First Boston Mtge Securities
Series 2001-CP4 Cl A4
12-15-35	6.18	11,714,837		12,158,739
Credit Suisse First Boston Mtge Securities
Series 2004-C1 Cl A4
01-15-37	4.75	11,030,000		11,318,202
Credit Suisse First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	1,080,051		1,075,628
Credit Suisse First Boston Mtge Securities
Series 2005-C5 Cl A4
08-15-38	5.10	18,610,000		19,092,407
Federal Home Loan Mtge Corp
Structured Pass-Through Ctfs
Series K-006 Cl B
12-26-46	5.36	5,300,000	(d,g)	4,644,953
Federal Natl Mtge Assn #387486
07-01-15	4.70	8,989,857		9,365,568
Federal Natl Mtge Assn #735029
09-01-13	5.32	103,545		109,625
Federal Natl Mtge Assn #735390
03-01-16	4.87	2,161,314		2,266,181
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2002-M2 Cl C
08-25-12	4.72	71,570		75,188
GE Capital Commercial Mtge
Series 2001-3 Cl A2
06-10-38	6.07	9,784,000		10,297,519
GE Capital Commercial Mtge
Series 2005-C1 Cl A5
06-10-48	4.77	2,700,000		2,685,198
GE Capital Commercial Mtge
Series 2005-C3 Cl A5
07-10-45	4.98	10,000,000		10,213,174
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	11,730,598	(d)	12,342,052
General Electric Capital Assurance
Series 2003-1 Cl A5
05-12-35	5.74	6,500,000	(d)	6,857,229
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	8,080,000		8,188,514
Greenwich Capital Commercial Funding
Series 2003-C2 Cl A3
01-05-36	4.53	4,180,000		4,265,300
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	1,725,000		1,777,672
Greenwich Capital Commercial Funding
Series 2007-GG9 Cl A4
03-10-39	5.44	54,350,000		52,855,288
GS Mtge Securities II
Series 2004-GG2 Cl A3
08-10-38	4.60	4,971,572		5,029,350
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.08	8,650,000	(d,m)	7,135,158

	Coupon	Principal
Issuer	rate	amount		Value(a)
GS Mtge Securities II
Series 2007-GG10 Cl A4
08-10-45	5.80	11,500,000		10,669,400
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	5.81	5,700,000		693,798
JPMorgan Chase Commercial Mtge Securities
Series 2003-CB6 Cl A1
07-12-37	4.39	1,733,977		1,761,131
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	1,519,375		1,565,744
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	689,959		707,868
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	10,950,000		11,407,384
JPMorgan Chase Commercial Mtge Securities
Series 2004-C2 Cl A2
05-15-41	5.11	1,273,132		1,326,782
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	1,784,805		1,788,273
JPMorgan Chase Commercial Mtge Securities
Series 2004-LN2 Cl A1
07-15-41	4.48	7,309,275		7,405,060
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP2 Cl A3
07-15-42	4.70	6,000,000		6,109,243
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP5 Cl A4
12-15-44	5.18	11,679,000		12,091,474
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	10,020,000		10,511,436
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	21,435,000		21,384,939
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.20	5,925,000	(d)	1,171,051
JPMorgan Chase Commercial Mtge Securities
Series 2009-IWST Cl A1
12-05-27	4.31	7,135,611	(d)	7,306,571
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	2,500,000		2,455,470
LB-UBS Commercial Mtge Trust
Series 2004-C6 Cl A6
08-15-29	5.02	4,000,000		3,943,600
LB-UBS Commercial Mtge Trust
Series 2005-C5 Cl AAB
09-15-30	4.93	5,600,000		5,790,904
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	7,200,000		7,725,950
LB-UBS Commercial Mtge Trust
Series 2007-C6 Cl A4
07-15-40	5.86	5,640,000		5,500,390

	Coupon	Principal
Issuer	rate	amount		Value(a)
LB-UBS Commercial Mtge Trust
Series 2007-C7 Cl A3
09-15-45	5.87	20,950,000	(e)	20,903,034
Merrill Lynch Mtge Trust
Series 2008-C1 Cl A1
02-12-51	4.71	2,530,976		2,550,136
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	11,745,000		11,689,481
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.80	5,575,000		6,012,787
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A2
08-15-39	5.79	2,100,000	(m)	2,240,365
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A3
08-15-39	6.07	3,605,000		3,771,077
Wachovia Bank Commercial Mtge Trust
Series 2005-C16 Cl A2
10-15-41	4.38	2,178,012		2,219,222
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	3,150,000		3,233,445
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl A3
03-15-45	5.56	9,850,000		10,361,462
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	4,000,000		4,103,680
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	6,375,000		6,632,414
Wachovia Bank Commercial Mtge Trust
Series 2006-C29 Cl A4
11-15-48	5.31	2,800,000		2,779,921

Total				465,953,542

Residential Mortgage-Backed (30.8%)(f,w)
Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-9 Cl 1A4
11-25-35	4.84	5,200,000	(m)	5,108,688
Banc of America Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-3 Cl 1A1
04-25-34	6.00	3,854,104		3,515,666
Banc of America Mtge Securities
Collateralized Mtge Obligation
Series 2005-E Cl 2A5
06-25-35	4.75	18,757,240	(m)	18,604,502
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
08-25-35	5.10	6,150,000	(d,m)	5,277,009
Bear Stearns Mtge Funding Trust
Collateralized Mtge Obligation
Series 2007-ARI Cl 2A4
02-25-37	0.48	7,963,985	(m)	1,052,104
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	242,531		202,210

	Coupon	Principal
Issuer	rate	amount		Value(a)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	32.11	4,958,122	(k)	569,753
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-11T1 Cl A1
07-25-18	4.75	1,097,518		1,102,662
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A2
05-25-35	0.50	4,196,281	(m)	2,353,947
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-42CB Cl A9
10-25-35	0.50	2,322,833	(m)	2,259,679
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-OA11 Cl A3B1
09-25-46	0.43	96,104	(m)	78,974
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-OC9 Cl A1
12-25-46	0.32	3,038,151	(m)	2,889,525
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH1 Cl A1A
04-25-47	0.34	2,714,018	(m)	2,400,440
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.75	17,863,332	(m)	2,134,441
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	2,687,556	(d)	2,514,862
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB5 Cl 2A2
09-20-36	5.71	6,312,514	(m)	1,197,125
Credit Suisse First Boston Mtge Securities
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
12-25-34	6.00	10,755,805		10,702,682
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-12R Cl 13A1
08-27-37	6.00	7,696,803	(d)	7,661,717
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-12R Cl 30A1
12-27-36	5.30	7,310,976	(d)	7,146,266
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-ASG Cl A
11-28-39	1.48	7,262,930	(d,m)	7,262,930
Deutsche Bank Alternate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR6 Cl A3
02-25-37	0.34	753,995	(m)	738,299

	Coupon	Principal
Issuer	rate	amount		Value(a)
Downey Savings & Loan Assn Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR5 Cl X1
08-19-45	0.00	1	(k,q)	—
FADR LLC
Series 2009-2 Cl A
01-28-40	2.48	9,106,597	(d,m)	8,860,434
Federal Home Loan Mtge Corp
04-01-40	4.50	24,500,000	(g)	24,553,606
04-01-40	5.00	39,500,000	(g)	40,783,750
04-01-40	5.50	21,000,000	(g)	22,174,698
04-01-40	6.00	13,300,000	(g)	14,266,327
Federal Home Loan Mtge Corp #1G3723
08-01-37	6.03	2,752,955	(m)	2,944,270
Federal Home Loan Mtge Corp #A27373
10-01-34	6.50	335,557		368,489
Federal Home Loan Mtge Corp #A76134
04-01-38	7.00	5,453,206		6,052,404
Federal Home Loan Mtge Corp #B11452
12-01-18	6.00	708,873		768,886
Federal Home Loan Mtge Corp #B11835
01-01-19	5.50	63,761		68,900
Federal Home Loan Mtge Corp #B12280
02-01-19	5.50	84,187		90,972
Federal Home Loan Mtge Corp #C00356
08-01-24	8.00	60,779		70,092
Federal Home Loan Mtge Corp #C14412
09-01-28	6.00	974,690		1,061,513
Federal Home Loan Mtge Corp #C46101
08-01-29	6.50	180,704		199,454
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	665,772		707,437
Federal Home Loan Mtge Corp #C59161
10-01-31	6.00	1,613,829		1,756,576
Federal Home Loan Mtge Corp #C79930
06-01-33	5.50	1,532,518		1,626,648
Federal Home Loan Mtge Corp #C80198
08-01-24	8.00	30,867		35,597
Federal Home Loan Mtge Corp #C80253
01-01-25	9.00	35,468		41,579
Federal Home Loan Mtge Corp #C90767
12-01-23	6.00	2,346,318		2,540,969
Federal Home Loan Mtge Corp #D95319
03-01-22	6.00	260,815		282,658
Federal Home Loan Mtge Corp #D96300
10-01-23	5.50	237,538		252,834
Federal Home Loan Mtge Corp #E01127
02-01-17	6.50	1,230,097		1,334,587
Federal Home Loan Mtge Corp #E01419
05-01-18	5.50	726,974		782,367
Federal Home Loan Mtge Corp #E98725
08-01-18	5.00	2,491,237		2,648,173
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	2,255,126		2,406,014
Federal Home Loan Mtge Corp #G01108
04-01-30	7.00	1,115,520		1,254,667
Federal Home Loan Mtge Corp #G01410
04-01-32	7.00	47,736		53,487

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #G01427
12-01-31	6.50	418,376		461,527
Federal Home Loan Mtge Corp #G01535
04-01-33	6.00	352,985		388,600
Federal Home Loan Mtge Corp #G03419
07-01-37	6.00	31,802,506		34,178,238
Federal Home Loan Mtge Corp #G30225
02-01-23	6.00	3,026,918		3,280,422
Federal Home Loan Mtge Corp #H01724
09-01-37	6.00	7,464,995		7,895,399
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	55.78	58,913	(k)	1,725
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	8.77	277,174	(k)	20,559
06-15-32	20.00	4,183,395	(k)	310,291
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3155 Cl PS
05-15-36	16.47	22,775,358	(k)	3,168,478
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3430 Cl IA
07-15-12	3.99	34,037,611	(k)	197,051
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3447 Cl AI
03-15-12	27.97	18,311,204	(k)	260,440
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3517 Cl JI
12-15-12	30.64	13,310,736	(k)	179,423
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3630 Cl AI
03-15-17	0.00	94,296,964	(k)	4,921,123
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2576 Cl KJ
02-15-33	5.50	1,244,516		1,262,299
Federal Natl Mtge Assn
04-01-25	4.50	36,875,000	(g)	38,246,308
04-01-25	5.00	101,900,000	(g)	107,472,707
04-01-25	5.50	13,875,000	(g)	14,839,743
04-01-25	6.00	15,000,000	(g)	16,162,500
06-01-39	5.00	20,000,000	(g)	20,481,240
04-01-40	4.50	37,220,000	(g)	37,301,437
04-01-40	5.00	20,000,000	(g)	20,626,562
04-01-40	6.00	70,300,000	(g)	74,660,793
05-01-40	5.50	88,675,000	(g)	93,122,583
05-01-40	6.00	237,705,000	(g,u)	253,601,522
05-01-40	6.50	29,500,000	(g)	31,878,438

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal Natl Mtge Assn #125032
11-01-21	8.00	12,540	14,421
Federal Natl Mtge Assn #125474
02-01-27	7.50	388,419	438,935
Federal Natl Mtge Assn #190353
08-01-34	5.00	8,156,288	8,450,063
Federal Natl Mtge Assn #190899
04-01-23	8.50	115,067	126,924
Federal Natl Mtge Assn #190988
06-01-24	9.00	135,116	148,818
Federal Natl Mtge Assn #252440
05-01-29	7.00	79,573	89,308
Federal Natl Mtge Assn #253883
08-01-16	6.00	294,334	318,700
Federal Natl Mtge Assn #254224
02-01-17	7.00	534,326	586,219
Federal Natl Mtge Assn #254560
11-01-32	5.00	1,840,168	1,907,885
Federal Natl Mtge Assn #254675
01-01-23	6.50	93,567	103,167
Federal Natl Mtge Assn #254916
09-01-23	5.50	2,513,483	2,671,764
Federal Natl Mtge Assn #255364
09-01-34	6.00	284,507	306,960
Federal Natl Mtge Assn #256171
03-01-26	6.00	12,231,113	13,075,063
Federal Natl Mtge Assn #257016
12-01-37	7.00	4,241,321	4,708,207
Federal Natl Mtge Assn #303727
02-01-11	6.00	6,074	6,122
Federal Natl Mtge Assn #323715
05-01-29	6.00	40,038	43,573
Federal Natl Mtge Assn #442411
11-01-28	6.50	807,775	892,477
Federal Natl Mtge Assn #445254
12-01-13	5.50	667,233	719,447
Federal Natl Mtge Assn #446964
10-01-28	6.00	2,656,169	2,890,699
Federal Natl Mtge Assn #450370
01-01-29	6.50	978,385	1,080,978
Federal Natl Mtge Assn #484820
04-01-14	5.50	3,054	3,293
Federal Natl Mtge Assn #50553
04-01-22	8.00	52,178	60,158
Federal Natl Mtge Assn #510587
08-01-29	7.00	53,049	59,540
Federal Natl Mtge Assn #545339
11-01-31	6.50	59,473	66,791
Federal Natl Mtge Assn #545342
04-01-13	7.00	33,163	34,434
Federal Natl Mtge Assn #545869
07-01-32	6.50	837,993	929,316
Federal Natl Mtge Assn #545874
08-01-32	6.50	74,984	83,741
Federal Natl Mtge Assn #545885
08-01-32	6.50	1,836,526	2,027,635
Federal Natl Mtge Assn #545910
08-01-17	6.00	776,009	844,760

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal Natl Mtge Assn #555340
04-01-33	5.50	96,133	102,971
Federal Natl Mtge Assn #555375
04-01-33	6.00	6,129,176	6,774,912
Federal Natl Mtge Assn #555376
04-01-18	4.50	107,491	113,169
Federal Natl Mtge Assn #555458
05-01-33	5.50	7,756,070	8,192,349
Federal Natl Mtge Assn #555528
04-01-33	6.00	13,736,086	14,923,177
Federal Natl Mtge Assn #555734
07-01-23	5.00	2,168,720	2,262,173
Federal Natl Mtge Assn #576603
03-01-15	6.00	1,321,022	1,427,080
Federal Natl Mtge Assn #606882
10-01-31	7.00	255,719	287,282
Federal Natl Mtge Assn #609621
11-01-31	7.00	1,690,990	1,899,712
Federal Natl Mtge Assn #615135
11-01-16	6.00	89,191	96,574
Federal Natl Mtge Assn #617746
08-01-32	6.50	118,480	130,903
Federal Natl Mtge Assn #626720
01-01-17	6.00	76,500	82,833
Federal Natl Mtge Assn #630599
05-01-32	7.00	2,484,195	2,791,791
Federal Natl Mtge Assn #634367
03-01-17	6.50	505,257	546,722
Federal Natl Mtge Assn #645569
06-01-32	7.00	193,189	217,110
Federal Natl Mtge Assn #646938
06-01-32	7.00	937,004	1,053,025
Federal Natl Mtge Assn #647549
08-01-17	6.00	831,573	901,324
Federal Natl Mtge Assn #650009
09-01-31	7.50	7,721	8,732
Federal Natl Mtge Assn #650159
10-01-32	6.50	1,715,786	1,926,894
Federal Natl Mtge Assn #652600
02-01-18	5.50	3,049,250	3,287,865
Federal Natl Mtge Assn #667604
10-01-32	5.50	3,702,303	3,930,281
Federal Natl Mtge Assn #667721
03-01-33	6.00	1,457,033	1,603,030
Federal Natl Mtge Assn #667787
02-01-18	5.50	382,340	412,976
Federal Natl Mtge Assn #669925
09-01-17	6.50	1,123,778	1,227,396
Federal Natl Mtge Assn #670382
09-01-32	6.00	3,396,879	3,690,442
Federal Natl Mtge Assn #670387
08-01-32	7.00	470,196	527,992
Federal Natl Mtge Assn #672289
12-01-17	5.50	231,658	250,766
Federal Natl Mtge Assn #677089
01-01-33	5.50	85,020	90,255
Federal Natl Mtge Assn #677695
02-01-33	6.50	197,910	222,204
Federal Natl Mtge Assn #678028
09-01-17	6.00	288,878	313,108

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal Natl Mtge Assn #683116
02-01-33	6.00	371,234	403,317
Federal Natl Mtge Assn #684585
02-01-33	5.50	330,698	353,729
Federal Natl Mtge Assn #684586
03-01-33	6.00	993,467	1,097,089
Federal Natl Mtge Assn #684601
03-01-33	6.00	878,488	973,397
Federal Natl Mtge Assn #687051
01-01-33	6.00	3,449,558	3,666,285
Federal Natl Mtge Assn #688691
03-01-33	5.50	296,463	314,625
Federal Natl Mtge Assn #689093
07-01-28	5.50	864,909	921,141
Federal Natl Mtge Assn #694316
03-01-18	5.50	901,167	970,495
Federal Natl Mtge Assn #694546
03-01-33	5.50	917,085	973,270
Federal Natl Mtge Assn #694628
04-01-33	5.50	1,581,981	1,694,670
Federal Natl Mtge Assn #694795
04-01-33	5.50	1,946,566	2,085,167
Federal Natl Mtge Assn #694988
03-01-33	5.50	3,495,670	3,734,423
Federal Natl Mtge Assn #695202
03-01-33	6.50	1,074,747	1,184,757
Federal Natl Mtge Assn #704610
06-01-33	5.50	114,382	121,390
Federal Natl Mtge Assn #709901
06-01-18	5.00	1,536,011	1,637,893
Federal Natl Mtge Assn #711501
05-01-33	5.50	892,548	958,899
Federal Natl Mtge Assn #723687
08-01-28	5.50	1,404,216	1,495,511
Federal Natl Mtge Assn #724867
06-01-18	5.00	62,445	66,588
Federal Natl Mtge Assn #725232
03-01-34	5.00	8,531,240	8,851,849
Federal Natl Mtge Assn #725284
11-01-18	7.00	41,501	43,947
Federal Natl Mtge Assn #725424
04-01-34	5.50	29,467,738	31,273,081
Federal Natl Mtge Assn #725431
08-01-15	5.50	29,955	32,299
Federal Natl Mtge Assn #725684
05-01-18	6.00	2,563,839	2,789,685
Federal Natl Mtge Assn #725813
12-01-33	6.50	4,682,960	5,162,302
Federal Natl Mtge Assn #726940
08-01-23	5.50	38,749	41,315
Federal Natl Mtge Assn #730153
08-01-33	5.50	331,446	351,752
Federal Natl Mtge Assn #730231
08-01-23	5.50	4,240,192	4,507,209
Federal Natl Mtge Assn #731075
07-01-18	5.50	78,170	84,562
Federal Natl Mtge Assn #731417
09-01-18	5.50	765,361	829,025
Federal Natl Mtge Assn #732094
08-01-18	5.50	42,158	45,394

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #735212
12-01-34	5.00	18,000,787	(i)	18,649,142
Federal Natl Mtge Assn #735224
02-01-35	5.50	25,657,924		27,229,858
Federal Natl Mtge Assn #742840
10-01-18	5.50	682,938		735,981
Federal Natl Mtge Assn #743262
10-01-18	5.00	1,554,129		1,657,178
Federal Natl Mtge Assn #743455
10-01-18	5.50	2,299,321		2,478,364
Federal Natl Mtge Assn #743579
11-01-33	5.50	59,270		62,902
Federal Natl Mtge Assn #745079
12-01-20	5.00	324,024		344,773
Federal Natl Mtge Assn #745275
02-01-36	5.00	21,490,918		22,231,402
Federal Natl Mtge Assn #745278
06-01-19	4.50	9,545,351		10,049,552
Federal Natl Mtge Assn #745283
01-01-36	5.50	34,928,084		36,926,060
Federal Natl Mtge Assn #745355
03-01-36	5.00	6,508,858		6,733,125
Federal Natl Mtge Assn #745392
12-01-20	4.50	24,680,810		25,945,928
Federal Natl Mtge Assn #745563
08-01-34	5.50	9,943,213		10,552,385
Federal Natl Mtge Assn #747584
11-01-28	5.50	2,733,154		2,910,851
Federal Natl Mtge Assn #753074
12-01-28	5.50	88,086		93,812
Federal Natl Mtge Assn #756844
02-01-19	5.00	1,128,030	(i)	1,201,674
Federal Natl Mtge Assn #759330
01-01-19	6.50	61,210		66,322
Federal Natl Mtge Assn #759342
01-01-34	6.50	558,927		626,953
Federal Natl Mtge Assn #761031
01-01-34	5.00	399,557		416,295
Federal Natl Mtge Assn #763703
04-01-34	5.50	17,463,621		18,495,330
Federal Natl Mtge Assn #763754
02-01-29	5.50	75,052		79,767
Federal Natl Mtge Assn #763798
03-01-34	5.50	164,279		175,440
Federal Natl Mtge Assn #765758
02-01-19	5.00	1,585,306		1,691,775
Federal Natl Mtge Assn #776962
04-01-29	5.00	6,330,619		6,595,828
Federal Natl Mtge Assn #776987
04-01-29	5.00	211,283		220,134
Federal Natl Mtge Assn #785506
06-01-34	5.00	441,611		457,517
Federal Natl Mtge Assn #785738
11-01-19	5.00	5,084,581	(i)	5,416,528
Federal Natl Mtge Assn #791447
10-01-34	6.00	227,130		245,056
Federal Natl Mtge Assn #797232
09-01-34	5.50	7,194,085		7,619,094
Federal Natl Mtge Assn #811114
02-01-35	5.50	13,044,230		13,790,394

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #829227
08-01-35	6.00	281,726		301,495
Federal Natl Mtge Assn #831809
09-01-36	6.00	38,629,653		41,231,703
Federal Natl Mtge Assn #833731
07-01-20	5.00	7,790,540		8,289,407
Federal Natl Mtge Assn #885871
06-01-36	7.00	3,635,197		4,089,298
Federal Natl Mtge Assn #886291
07-01-36	7.00	117,266		131,936
Federal Natl Mtge Assn #886404
08-01-36	6.50	6,675,537		7,254,532
Federal Natl Mtge Assn #886464
08-01-36	6.50	3,304,199		3,590,785
Federal Natl Mtge Assn #887589
07-01-36	6.50	4,379,086		4,867,149
Federal Natl Mtge Assn #887648
07-01-36	5.93	2,720,045	(m)	2,850,006
Federal Natl Mtge Assn #888103
09-01-36	5.50	177,092		187,222
Federal Natl Mtge Assn #888414
11-01-35	5.00	5,667,345		5,862,617
Federal Natl Mtge Assn #894547
05-01-35	2.86	7,054,427	(m)	7,290,734
Federal Natl Mtge Assn #909188
05-01-38	7.00	10,033,706		11,123,616
Federal Natl Mtge Assn #909200
06-01-38	7.00	7,432,536		8,239,894
Federal Natl Mtge Assn #909214
07-01-38	7.00	7,969,802		8,835,520
Federal Natl Mtge Assn #942502
08-01-37	7.00	17,612,207		19,550,966
Federal Natl Mtge Assn #969674
02-01-38	6.00	23,966,782		25,498,772
Federal Natl Mtge Assn #976421
03-01-23	4.50	4,907,978		5,100,508
Federal Natl Mtge Assn #AC3035
10-01-39	5.00	48,627,987	(e)	50,227,514
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	0.00	12,173,619	(k)	2,218,048
07-25-33	5.89	525,431	(k)	95,734
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	1,081,087	(k)	134,045
12-25-31	20.00	184,866	(k)	22,922
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	20.00	782,652	(k)	64,850
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2007-22 Cl JS
03-25-37	21.83	17,057,370	(k)	2,047,925

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2008-40 Cl AI
08-25-12	1.00	69,535,209	(k)	1,229,577
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 379 Cl 2
05-01-37	5.07	13,508,938	(k)	2,452,717
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 396 Cl 2
06-01-39	0.00	22,148,974	(g,k)	5,812,376
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 400 Cl 2
11-25-39	0.00	48,911,842	(k)	12,862,289
Govt Natl Mtge Assn
04-01-40	4.50	30,000,000	(g)	30,351,570
Govt Natl Mtge Assn #604708
10-15-33	5.50	2,379,422		2,536,974
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-70 Cl IC
08-20-32	0.00	1,443,238	(k)	184,046
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	74.97	108,254	(k)	1,589
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-16 Cl AB
05-16-33	2.68	19,212,193		19,374,210
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-12 Cl 2A11
01-19-38	0.33	1,802,917	(m)	1,781,484
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00	31,307,147	(k,q)	—
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-AR25 Cl 3A3
09-25-36	20.00	37,154,888	(k)	398,204
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR13 Cl A1
07-25-36	5.79	140,588	(m)	89,457
JPMorgan Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-A4 Cl A1
09-25-36	5.95	2,830,889		2,807,789

	Coupon	Principal
Issuer	rate	amount		Value(a)
JPMorgan Mtge Trust
Collateralized Mtge Obligation
Series 2004-S2 Cl 4A5
11-25-34	6.00	5,083,961		4,499,972
LVII Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-3 Cl A1
11-27-37	5.73	10,211,681	(d,m)	10,345,710
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-2 Cl 4A1
02-25-19	5.00	2,365,247		2,258,072
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 2A1
05-25-34	6.00	173,319		160,293
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	1,525,018		1,449,651
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	2,287,911		2,174,227
Prime Mtge Trust
Collateralized Mtge Obligation
Series 2005-1 Cl 2A1
09-25-34	5.00	12,730,263	(d)	12,922,541
Washington Mutual Alternative Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2007-0C1 Cl A2
01-25-47	0.37	258,293	(m)	123,926
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	25,804,750		24,019,565
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-AR5 Cl 1A1
04-25-35	5.09	29,833,601	(m)	26,751,336
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2007-8 Cl 2A7
07-25-37	6.00	24,291,306		23,248,140

Total				1,796,972,122

Aerospace & Defense (0.2%)
L-3 Communications
07-15-13	6.13	3,180,000	(e)	3,227,700
L-3 Communications
Series B
10-15-15	6.38	5,682,000		5,831,153
TransDigm
07-15-14	7.75	1,985,000	(d,e)	2,024,700

Total				11,083,553

Automotive (0.1%)
Lear
03-15-18	7.88	2,487,000	(e)	2,508,761
03-15-20	8.13	1,361,000	(e)	1,379,714

	Coupon	Principal
Issuer	rate	amount		Value(a)
Oshkosh
03-01-17	8.25	1,662,000	(d)	1,728,480
03-01-20	8.50	1,208,000	(d,e)	1,256,320

Total				6,873,275

Banking (3.3%)
Bank of America
Sr Unsecured
05-01-18	5.65	33,735,000		34,157,570
06-01-19	7.63	10,215,000	(e)	11,675,383
Citigroup
05-22-19	8.50	9,615,000	(e)	11,222,493
Citigroup
Sr Unsecured
05-15-18	6.13	27,180,000	(e)	27,772,225
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	32,995,000	(e)	37,606,635
JPMorgan Chase & Co
Sr Unsecured
04-23-19	6.30	33,920,000		37,316,121
Morgan Stanley
Sr Unsecured
04-01-18	6.63	10,010,000		10,676,456
01-26-20	5.50	21,535,000	(e)	21,125,339

Total				191,552,222

Brokerage (0.1%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	14,055,000	(b,p)	3,320,494

Chemicals (0.8%)
Airgas
10-01-18	7.13	3,770,000	(d)	4,147,000
Ashland
06-01-17	9.13	2,065,000	(d,e)	2,312,800
Chemtura
06-01-16	6.88	3,580,000	(b,p)	4,206,500
Dow Chemical
Sr Unsecured
05-15-19	8.55	19,275,000	(e)	23,317,757
INVISTA
Sr Unsecured
05-01-12	9.25	2,565,000	(d)	2,597,063
LBI Escrow
Sr Secured
11-01-17	8.00	2,102,000	(d,g)	2,175,570
Nalco
Sr Nts
05-15-17	8.25	6,308,000	(d)	6,686,480
Nova Chemicals
Sr Unsecured
11-01-16	8.38	1,448,000	(c,d,e)	1,487,820

Total				46,930,990

Consumer Products (0.1%)
Jarden
05-01-16	8.00	2,995,000	(e)	3,137,263
Visant Holding
Sr Disc Nts
12-01-13	10.25	2,880,000		2,959,200

Total				6,096,463

	Coupon	Principal
Issuer	rate	amount		Value(a)
Electric (8.6%)
Arizona Public Service
Sr Unsecured
10-15-11	6.38	4,500,000		4,778,528
08-01-16	6.25	5,685,000		6,126,093
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	15,950,000		18,195,649
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	40,725,000		50,575,277
CMS Energy
Sr Unsecured
02-01-20	6.25	6,000,000	(e)	5,910,000
Consumers Energy
1st Mtge
03-15-15	5.00	10,095,000		10,677,835
02-15-17	5.15	2,265,000		2,368,189
Consumers Energy
1st Mtge Series J
02-15-14	6.00	4,700,000		5,154,194
Detroit Edison
Sr Secured
10-01-13	6.40	7,450,000		8,353,558
Dominion Resources
Sr Unsecured Series F
08-01-33	5.25	23,605,000		24,958,534
DTE Energy
Sr Unsecured
06-01-11	7.05	1,220,000		1,285,875
05-15-14	7.63	24,775,000		28,185,154
Duke Energy
Sr Unsecured
02-01-14	6.30	14,470,000		16,119,479
Edison Mission Energy
Sr Unsecured
06-15-13	7.50	2,955,000	(e)	2,563,463
Exelon
Sr Unsecured
06-15-10	4.45	11,850,000		11,938,638
Florida Power
1st Mtge
06-15-18	5.65	4,270,000		4,623,407
06-15-38	6.40	14,775,000	(e)	16,068,640
04-01-40	5.65	11,645,000		11,371,323
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	2,430,000		2,828,058
Majapahit Holding
10-17-16	7.75	620,000	(c,d)	679,675
Metropolitan Edison
Sr Unsecured
03-15-13	4.95	1,800,000		1,893,991
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	11,096,483		11,360,579

	Coupon	Principal
Issuer	rate	amount		Value(a)
Nevada Power
04-15-12	6.50	1,000,000		1,080,890
08-01-18	6.50	11,139,000		12,196,152
Nevada Power
Series L
01-15-15	5.88	14,459,000	(e)	15,750,362
Nevada Power
Series O
05-15-18	6.50	7,270,000		7,947,121
NiSource Finance
03-01-13	6.15	22,425,000		24,443,385
07-15-14	5.40	6,190,000		6,572,574
09-15-17	5.25	14,850,000		14,924,681
09-15-20	5.45	16,150,000		16,008,171
NRG Energy
02-01-16	7.38	13,520,000	(e)	13,418,600
Ohio Edison
Sr Unsecured
05-01-15	5.45	3,050,000		3,242,391
Ohio Power
Sr Unsecured Series H
01-15-14	4.85	950,000		1,008,136
Ohio Power
Sr Unsecured Series K
06-01-16	6.00	7,135,000		7,820,509
Oncor Electric Delivery LLC
Sr Secured
05-01-12	6.38	3,178,000		3,436,581
Pacific Gas & Electric
Sr Unsecured
01-15-40	5.40	7,875,000		7,412,092
PacifiCorp
1st Mtge
09-15-13	5.45	5,605,000		6,145,193
01-15-39	6.00	2,050,000	(e)	2,107,705
Potomac Electric Power
1st Mtge
04-15-14	4.65	4,045,000		4,286,794
PPL Electric Utilities
1st Mtge
11-30-13	7.13	6,860,000		7,948,968
Progress Energy
Sr Unsecured
03-01-11	7.10	4,260,000		4,480,029
03-15-14	6.05	7,220,000		7,945,256
12-01-39	6.00	9,525,000		9,309,475
SCANA
Sr Unsecured
05-15-11	6.88	2,155,000		2,275,064
Sierra Pacific Power
09-01-13	5.45	3,495,000	(e)	3,772,395
Sierra Pacific Power
Series M
05-15-16	6.00	36,826,000		40,032,292
Tampa Electric
Sr Unsecured
05-15-18	6.10	7,500,000		8,130,788
05-15-37	6.15	420,000		424,576
Toledo Edison
1st Mtge
05-01-20	7.25	2,585,000		2,988,953

	Coupon	Principal
Issuer	rate	amount		Value(a)
Toledo Edison
Sr Secured
05-15-37	6.15	6,670,000		6,724,921
TransAlta
Sr Nts
03-15-40	6.50	4,885,000	(c)	4,829,482
TransAlta
Sr Unsecured
01-15-15	4.75	9,770,000	(c)	10,075,503

Total				502,755,178

Entertainment (0.3%)
Regal Cinemas
07-15-19	8.63	1,870,000	(e)	1,968,175
Speedway Motorsports
06-01-16	8.75	5,015,000	(e)	5,328,438
Time Warner
11-15-11	5.50	8,775,000		9,312,627
United Artists Theatre Circuit
Pass-Through Ctfs
07-01-15	9.30	1,622,288	(h)	1,663,980

Total				18,273,220

Food and Beverage (3.2%)
Anheuser-Busch InBev Worldwide
01-15-14	7.20	9,015,000	(d,e)	10,327,836
04-15-20	5.00	14,000,000	(d)	14,043,106
Bacardi
Sr Nts
04-01-14	7.45	11,280,000	(c,d,e)	12,897,180
ConAgra Foods
Sr Unsecured
09-15-11	6.75	1,317,000		1,415,222
Del Monte
10-15-19	7.50	3,650,000	(d,e)	3,827,938
Dr Pepper Snapple Group
12-21-11	1.70	25,170,000	(e)	25,216,006
05-01-18	6.82	2,620,000		2,993,112
HJ Heinz Finance
07-15-11	6.63	5,220,000		5,561,586
Kraft Foods
Sr Unsecured
08-11-17	6.50	9,540,000	(e)	10,661,477
02-01-18	6.13	33,710,000		36,891,887
02-09-40	6.50	7,760,000		7,993,486
Molson Coors Capital Finance
09-22-10	4.85	10,630,000	(c)	10,842,079
SABMiller
Sr Unsecured
07-01-11	6.20	3,553,000	(c,d)	3,746,091
01-15-14	5.70	34,835,000	(c,d)	38,059,746
07-15-18	6.50	3,634,000	(c,d)	4,030,531

Total				188,507,283

Gaming (0.2%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	2,977,000		2,485,795

	Coupon	Principal
Issuer	rate	amount		Value(a)
MGM MIRAGE
Sr Secured
11-15-17	11.13	3,330,000	(d,e)	3,737,925
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	4,665,000	(d,e)	4,501,725

Total				10,725,445

Gas Pipelines (3.6%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	13,502,000	(e)	14,215,743
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	7,050,000		8,072,659
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	66,025,000		73,716,647
El Paso
Sr Unsecured
12-12-13	12.00	3,420,000		3,992,850
Northern Natural Gas
Sr Unsecured
06-01-11	7.00	660,000	(d)	701,913
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	11,695,000		13,490,662
04-15-17	5.95	12,945,000		14,068,437
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	33,068,000	(d,e)	34,442,603
Southern Star Central
Sr Nts
03-01-16	6.75	1,750,000		1,769,688
TransCapitalInvest for Transneft
Secured
08-07-18	8.70	950,000	(c,d,e)	1,139,633
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	27,130,000		30,492,574
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	13,192,000		14,085,112

Total				210,188,521

Health Care (0.9%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	4,810,000		5,147,962
DaVita
03-15-13	6.63	11,912,000	(e)	11,986,450
HCA
Sr Secured
09-15-20	7.25	8,560,000	(d,e)	8,688,400
HCA
Sr Secured Pay-in-kind
11-15-16	9.63	7,217,000	(r)	7,731,211
Omnicare
12-15-13	6.75	5,356,000		5,382,780
Select Medical
02-01-15	7.63	11,940,000		11,372,850

Total				50,309,653

	Coupon	Principal
Issuer	rate	amount		Value(a)
Home Construction (0.1%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	5,975,000	(e)	6,363,375

Independent Energy (1.7%)
Anadarko Petroleum
Sr Unsecured
03-15-14	7.63	5,290,000		6,081,659
Chesapeake Energy
06-15-15	6.38	1,240,000	(e)	1,218,300
01-15-16	6.63	4,000,000	(e)	3,920,000
Denbury Resources
04-01-13	7.50	3,705,000		3,742,050
03-01-16	9.75	2,930,000	(e)	3,223,000
Devon Financing
09-30-11	6.88	2,210,000	(c)	2,384,617
EnCana
Sr Unsecured
11-01-11	6.30	22,855,000	(c)	24,522,614
Forest Oil
02-15-14	8.50	5,120,000	(e)	5,401,600
Kerr-McGee
09-15-11	6.88	8,630,000	(e)	9,332,228
Nexen
Sr Unsecured
05-15-37	6.40	4,000,000	(c)	4,032,096
Petrohawk Energy
08-01-14	10.50	2,105,000	(e)	2,323,394
Quicksilver Resources
08-01-15	8.25	4,321,000		4,407,420
Range Resources
05-15-16	7.50	2,946,000		3,034,380
05-15-19	8.00	8,840,000		9,436,700
SandRidge Energy
06-01-18	8.00	2,025,000	(d)	1,923,750
Woodside Finance
11-10-14	4.50	13,120,000	(c,d)	13,408,810

Total				98,392,618

Integrated Energy (0.1%)
Petro-Canada
Sr Unsecured
07-15-13	4.00	1,870,000	(c)	1,929,088
Suncor Energy
Sr Unsecured
06-01-18	6.10	3,645,000	(c,e)	3,927,429
TNK-BP Finance
03-13-18	7.88	705,000	(c,d)	773,738

Total				6,630,255

Media Cable (1.3%)
Cablevision Systems
Sr Nts
09-15-17	8.63	5,030,000	(d,e)	5,319,225
Charter Communications Operating LLC/Capital Secured
04-30-12	8.00	13,115,000	(d)	13,934,688

	Coupon	Principal
Issuer	rate	amount		Value(a)
Comcast
03-15-37	6.45	1,990,000		2,026,548
07-01-39	6.55	16,780,000	(e)	17,364,917
03-01-40	6.40	4,060,000	(e)	4,126,710
CSC Holdings LLC
Sr Unsecured
02-15-18	7.88	1,005,000		1,055,250
02-15-19	8.63	1,625,000	(d,e)	1,775,313
DISH DBS
10-01-14	6.63	2,080,000	(e)	2,095,600
02-01-16	7.13	6,920,000		7,049,750
09-01-19	7.88	4,010,000		4,170,400
TCM Sub LLC
01-15-15	3.55	19,605,000	(d)	19,444,013

Total				78,362,414

Media Non Cable (1.5%)
Lamar Media
01-01-13	7.25	2,073,000		2,088,548
04-01-14	9.75	3,510,000	(e)	3,834,675
News America
01-09-38	6.75	8,624,000	(e)	9,044,515
Nielsen Finance LLC
08-01-14	10.00	2,425,000	(e)	2,540,188
Rainbow Natl Services LLC
09-01-12	8.75	2,685,000	(d)	2,728,631
Reed Elsevier Capital
08-01-11	6.75	9,625,000		10,266,667
RR Donnelley & Sons
Sr Unsecured
04-01-14	4.95	4,060,000	(e)	4,080,365
01-15-17	6.13	45,036,000		45,210,289
Thomson Reuters
07-15-13	5.95	710,000	(c)	784,671
Thomson Reuters
Sr Unsecured
04-15-40	5.85	6,000,000	(c,e)	5,837,082

Total				86,415,631

Metals (0.1%)
Arch Western Finance LLC
07-01-13	6.75	2,340,000		2,348,775
United States Steel
Sr Nts
04-01-20	7.38	1,997,000	(e)	1,987,015

Total				4,335,790

Non Captive Diversified (0.8%)
CIT Group
Sr Secured
05-01-16	7.00	8,840,000		8,154,900
General Electric Capital
Sr Unsecured
01-08-20	5.50	20,030,000	(e)	20,398,567
01-10-39	6.88	18,140,000		19,565,985

Total				48,119,452

Oil Field Services (0.3%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	11,400,000	(c,d)	11,512,788

	Coupon	Principal
Issuer	rate	amount		Value(a)
Gaz Capital for Gazprom
Sr Unsecured
11-22-16	6.21	2,425,000	(c,d)	2,491,688
KazMunaiGaz Finance
07-02-18	9.13	980,000	(c,d,e)	1,184,783

Total				15,189,259

Packaging (0.3%)
Ball
03-15-18	6.63	835,000	(e)	855,875
09-15-20	6.75	2,694,000	(e)	2,720,940
Crown Americas LLC/Capital
11-15-15	7.75	5,980,000	(e)	6,219,200
Greif
Sr Unsecured
02-01-17	6.75	2,065,000		2,095,975
Owens-Brockway Glass Container
05-15-13	8.25	4,520,000	(e)	4,576,500
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	2,787,000	(d,e)	2,877,578

Total				19,346,068

Paper (0.2%)
Cascades
Sr Nts
12-15-17	7.75	7,270,000	(c,d,e)	7,342,700
Georgia-Pacific LLC
01-15-17	7.13	2,670,000	(d,e)	2,776,800

Total				10,119,500

Railroads (0.3%)
CSX
Sr Unsecured
03-15-11	6.75	354,000		372,417
03-15-12	6.30	4,310,000		4,657,701
03-15-13	5.75	13,641,000		14,808,041

Total				19,838,159

Restaurants (—%)
Yum! Brands
Sr Unsecured
11-15-37	6.88	2,262,000		2,456,093

Retailers (0.6%)
CVS Caremark
Sr Unsecured
06-01-17	5.75	27,010,000		29,127,341
QVC
Sr Secured
04-15-17	7.13	3,639,000	(d,e)	3,661,744
10-15-20	7.38	3,639,000	(d,e)	3,657,195

Total				36,446,280

Technology (—%)
Brocade Communications Systems
Sr Secured
01-15-18	6.63	827,000	(d)	839,405
01-15-20	6.88	724,000	(d)	738,480

Total				1,577,885

	Coupon	Principal
Issuer	rate	amount		Value(a)
Transportation Services (0.5%)
ERAC USA Finance LLC
10-15-12	5.80	3,675,000	(d)	3,968,232
10-15-37	7.00	24,386,000	(d)	25,140,576

Total				29,108,808

Wireless (0.7%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	6,750,000	(d,e)	7,357,500
Cricket Communications
Sr Secured
05-15-16	7.75	3,035,000	(e)	3,148,813
Nextel Communications
Series D
08-01-15	7.38	2,865,000	(e)	2,721,750
SBA Telecommunications
08-15-16	8.00	2,460,000	(d)	2,589,150
08-15-19	8.25	805,000	(d,e)	857,325
Sprint Nextel
Sr Unsecured
08-15-17	8.38	4,610,000	(e)	4,633,050
US Cellular
Sr Unsecured
12-15-33	6.70	22,433,000		21,739,954

Total				43,047,542

Wirelines (4.7%)
AT&T
Sr Unsecured
03-15-11	6.25	6,854,000	(e)	7,205,425
02-15-39	6.55	47,820,000	(e)	50,270,392
BellSouth
Sr Unsecured
10-15-11	6.00	4,505,000		4,821,967
Embarq
Sr Unsecured
06-01-36	8.00	2,010,000		2,038,027
New Communications Holdings
Sr Nts
04-15-15	7.88	908,000	(d,g)	930,700
04-15-17	8.25	2,270,000	(d,g)	2,295,538
04-15-20	8.50	1,855,000	(d,g)	1,882,825
Qwest Communications Intl
04-01-18	7.13	4,025,000	(d,e)	4,155,813
Qwest
Sr Unsecured
10-01-14	7.50	10,255,000	(e)	11,203,588
06-15-15	7.63	2,970,000		3,244,725
Telecom Italia Capital
11-15-13	5.25	2,707,000	(c)	2,835,379
Telefonica Emisiones SAU
06-20-11	5.98	1,575,000	(c)	1,655,635
Telefonica Europe
09-15-10	7.75	21,585,000	(c)	22,237,428
TELUS
Sr Unsecured
06-01-11	8.00	52,733,000	(c)	56,752,205

	Coupon	Principal
Issuer	rate	amount		Value(a)
tw telecom holdings
Sr Nts
03-01-18	8.00	2,473,000	(d,e)	2,516,278
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	39,260,000		42,748,251
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	29,968,000		32,216,319
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	10,212,000		10,833,347
Windstream
08-01-16	8.63	4,208,000	(e)	4,302,680
11-01-17	7.88	9,112,000		8,975,320

Total				273,121,842

Total Bonds (Cost: $6,031,570,626)				$6,156,627,394

FDIC-Insured Debt (0.6%)(j)

	Coupon	Principal
Issuer	rate	amount	Value(a)
U.S. Agencies
Citibank
FDIC Govt Guaranty
05-07-12	1.88%	$32,770,000	$33,194,961

Total FDIC-Insured Debt (Cost: $32,850,540)			$33,194,961

Senior Loans (1.0%)(n)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Automotive (0.1%)
Ford Motor
Tranche B1 Term Loan
12-15-13	3.23-3.26%	$8,028,923		$7,761,560
Food and Beverage (0.2%)
U.S. Foodservice
Term Loan
07-03-14	2.74-2.75	11,800,000		10,808,092

Media Non Cable (0.2%)
Nielsen Finance LLC
Tranche A Term Loan
08-09-13	2.23	11,795,000		11,282,625

Oil Field Services (0.2%)
Dresser
Tranche B Term Loan
05-04-14	2.50	9,855,089		9,457,338

Retailers (0.1%)
Toys “R” Us
Tranche B Term Loan
TBD	TBD	2,685,000	(g,v)	2,690,746
07-19-12	4.50	9,221,045		9,240,778

	Coupon	Principal
Borrower	rate	amount		Value(a)
Wirelines (0.2%)
Fairpoint Communications
Tranche B Term Loan
03-31-15	0.00	11,052,378	(b,p)	9,084,392

Total Senior Loans (Cost: $57,030,630)				$60,325,531

Money Market Fund (7.1%)(u)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	414,569,448	(t)	$414,569,448

Total Money Market Fund (Cost: $414,569,448)			$414,569,448

Investments of Cash Collateral Received for Securities on Loan (16.8%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (0.7%)
Cancara Asset Securitisation LLC
04-23-10	0.23%	$9,998,019	$9,998,019
Rhein-Main Securitisation
04-12-10	0.25	9,998,056	9,998,056
04-26-10	0.27	9,997,600	9,997,600
Versailles Commercial Paper LLC
04-15-10	0.28	9,997,589	9,997,589
Total			39,991,264
Certificates of Deposit (13.7%)
Australia and New Zealand Bank Group
04-27-10	0.29	15,000,000	15,000,000
04-30-10	0.30	10,000,000	10,000,000
05-04-10	0.32	10,000,000	10,000,000
06-16-10	0.33	10,000,000	10,000,000
Banco di Brescia
04-06-10	0.28	4,997,551	4,997,551
04-12-10	0.31	9,997,331	9,997,331
Banco Popular Caisse d’Epargne
04-08-10	0.28	10,000,000	10,000,000
Banco Popular Espanol
05-04-10	0.34	14,991,490	14,991,490
05-19-10	0.41	9,993,058	9,993,058
Banco Santander Central Hispano
04-12-10	0.27	10,000,000	10,000,000
04-19-10	0.31	10,000,000	10,000,000
Bank of Austria
04-05-10	0.28	24,993,779	24,993,779
Banque et Caisse d’Epargne de l’Etat
04-19-10	0.28	29,992,668	29,992,668
Banque Federative du Credit Mutuel
04-19-10	0.35	9,991,382	9,991,382
05-10-10	0.35	4,995,643	4,995,643
06-02-10	0.37	7,992,443	7,992,443
BNP Paribas
04-08-10	0.26	10,000,000	10,000,000
Caisse Centrale du Credit Immobilier de France
04-09-10	0.27	14,996,513	14,996,513
04-30-10	0.35	9,997,030	9,997,030
Clydesdale Bank
04-06-10	0.26	10,000,000	10,000,000
04-12-10	0.25	20,000,000	20,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Credit Industrial et Commercial
04-13-10	0.34	5,000,000	5,000,000
04-26-10	0.32	7,001,755	7,001,755
06-10-10	0.39	12,000,000	12,000,000
Credit Suisse
04-23-10	0.32	7,500,000	7,500,000
05-17-10	0.35	8,000,000	8,000,000
05-24-10	0.32	5,000,000	5,000,000
06-18-10	0.37	10,000,000	10,000,000
Dexia Bank
04-12-10	0.31	37,989,701	37,989,701
04-26-10	0.33	2,000,000	2,000,000
Dexia Credit Local
04-01-10	0.28	3,000,000	3,000,000
04-08-10	0.27	9,997,676	9,997,676
DZ Bank
04-01-10	0.22	19,996,212	19,996,212
Fortis Bank
04-06-10	0.28	20,000,000	20,000,000
04-19-10	0.27	10,000,000	10,000,000
KBC Bank
04-12-10	0.28	10,000,000	10,000,000
04-19-10	0.31	8,000,000	8,000,000
Landeskreditbank Baden-Wuerttemberg-Foerderbank
06-24-10	0.35	30,000,000	30,000,000
Macquarie Bank
04-01-10	0.31	19,998,967	19,998,967
Mitsubishi UFJ Trust and Banking
06-03-10	0.28	5,000,000	5,000,000
Natixis
04-01-10	0.25	5,000,000	5,000,000
04-08-10	0.25	9,997,848	9,997,848
04-08-10	0.26	4,997,870	4,997,870
04-16-10	0.26	15,000,000	15,000,000
04-26-10	0.24	5,000,000	5,000,000
Norinchukin Bank
04-08-10	0.22	14,997,159	14,997,159
04-13-10	0.27	20,000,250	20,000,250
04-19-10	0.27	5,000,000	5,000,000
NyKredit Bank
04-06-10	0.44	15,000,000	15,000,000
04-29-10	0.35	2,500,000	2,500,000
06-18-10	0.38	15,000,000	15,000,000
06-22-10	0.38	8,000,000	8,000,000
06-24-10	0.38	12,000,000	12,000,000
Overseas Chinese Banking Corp
05-11-10	0.27	20,000,000	20,000,000
Pohjola Bank
06-10-10	0.34	3,000,000	3,000,000
06-15-10	0.33	19,983,148	19,983,148
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	40,000,000	40,000,000
Sumitomo Mitsui Banking
04-19-10	0.29	10,000,000	10,000,000
04-22-10	0.27	2,000,000	2,000,000
04-26-10	0.29	27,500,000	27,500,000
05-24-10	0.27	5,500,000	5,500,000
Ulster Bank Ireland Limited
04-01-10	0.29	39,998,067	39,998,067
Unicredito Italiano
05-03-10	0.28	5,000,000	5,000,000
05-17-10	0.30	10,000,000	10,000,000

Total			803,897,540

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)

Commercial Paper (0.4%)
Citigroup Funding 04-26-10	0.26	2,999,242	2,999,242
Toyota Motor Credit 04-16-10	0.31	19,993,800	19,993,800

Total			22,993,042

Repurchase Agreements (2.0%)(x)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$13,827,869	0.05	13,827,850	13,827,850
Barclays Capital
dated 02-08-10, matures 04-30-10, repurchase price
$50,015,417	0.37	50,000,000	50,000,000
Morgan Stanley
dated 02-22-10, matures 04-30-10, repurchase price
$25,007,708	0.37	25,000,000	25,000,000
Morgan Stanley
dated 02-23-10, matures 04-30-10, repurchase price
$5,001,542	0.37	5,000,000	5,000,000
Nomura Securities
dated 03-31-10, matures 04-01-10, repurchase price
$15,000,113	0.27	15,000,000	15,000,000
RBS Securities
dated 03-31-10, matures 04-01-10, repurchase price
$5,000,058	0.42	5,000,000	5,000,000

Total			113,827,850

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $980,709,696)			$980,709,696

Total Investments in Securities (Cost: $7,516,730,940)(y)			$7,645,427,030

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	387	$44,940,375	June 2010	$(593,174)
U.S. Treasury Note, 2-year	(814)	(176,599,848)	July 2010	421,181
U.S. Treasury Note, 5-year	(856)	(98,306,250)	July 2010	325,613
U.S. Treasury Note, 10-year	(524)	(60,915,000)	June 2010	596,901
U.S. Treasury Ultra Bond, 30-year	714	85,657,688	June 2010	(1,320,647)

Total				$(570,126)

Open Option Contracts Written at March 31, 2010
Interest Rate Swaptions

			Fund pay/
			receive	Fixed exercise		Notional	Premium
Description	Counterparty	Floating rate index	floating rate	rate	Expiration date	amount	received	Value(a)

Call — OTC 10-Year Interest Rate Swap	JPMorgan Chase, N.A	3-Month USD LIBOR	Receive	4.76%	Nov. 15, 2012	$120,000,000	$7,878,000	$5,632,231

Put — OTC 10-Year Interest Rate Swap	JPMorgan Chase, N.A	3-Month USD LIBOR	Pay	4.76	Nov. 15, 2012	120,000,000	7,878,000	7,260,641

Total								$12,892,872

Open Options Contracts Written at March 31, 2010

			Exercise	Premium	Expiration
Issuer	Puts/Calls	Notional amount	price	received	date	Value(a)

Federal Natl Mtge Assn	Call	$161,990,000	$106.08	$582,152	May 2010	$1,037,748
Federal Natl Mtge Assn	Call	107,925,000	106.45	320,402	May 2010	354,129

Total						$1,391,877

Forward Foreign Currency Contracts Open at March 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

April 28, 2010	23,817,000	23,363,743	$—	$(86,895)
	Canadian Dollar	U.S. Dollar

April 28, 2010	43,161,000	58,377,367	76,979	—
	European Monetary Unit	U.S. Dollar

April 28, 2010	154,000	207,456	—	(561)
	European Monetary Unit	U.S. Dollar

April 28, 2010	37,197,000	35,145,975	—	(140,397)
	Swiss Franc	U.S. Dollar

April 28, 2010	23,249,456	25,485,000	77,632	—
	U.S. Dollar	Australian Dollar

April 28, 2010	35,609,985	3,236,545,000	—	(984,100)
	U.S. Dollar	Japanese Yen

April 28, 2010	58,439,447	349,082,000	252,873	—
	U.S. Dollar	Norwegian Krone

Total			$407,484	$(1,211,953)

Notes to Portfolio of Investments

STRIPS — Separate Trading of Registered Interest and Principal Securities

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 5.90% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $921,600,310 or 15.80% of net assets.

(e)	At March 31, 2010, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $862,314,524.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $1,663,980, representing 0.03% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

United Artists Theatre Circuit
Pass-Through Ctfs
9.30% 2015	12-08-95	$1,622,288

(i)	At March 31, 2010, investments in securities included securities valued at $3,261,525 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(k)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2010.

(l)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(m)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(n)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
NPFGC	—	National Public Finance Guarantee Corporation
XLCA	—	XL Capital Assurance

(p)	This position is in bankruptcy.

(q)	Negligible market value.

(r)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(s)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(t)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(u)	At March 31, 2010, securities valued at $287,965,566 were held to cover open call options written.

(v)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(w)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
05-01-40 5.00%	$20,000,000	05-13-10	$20,699,219	$20,550,000
(x)	The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$868,391
Freddie Mac REMICS	2,146,049
Government National Mortgage Association	11,089,967

Total market value of collateral securities	$14,104,407

Barclays Capital (0.37%)

Security description	Value (a)

Fannie Mae Grantor Trust	$1,024,658
Fannie Mae REMICS	14,582,547
Fannie Mae Whole Loan	3,416,911
FHLMC Structured Pass Through Securities	1,287,123
Government National Mortgage Association	9,422,319
Merrill Lynch Mortgage Trust	905,687
Paragon Mortgages PLC	20,986,239

Total market value of collateral securities	$51,625,484

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$1,947,432
Accredited Mortgage Loan Trust	104,381
American Express Credit Account Master Trust	56,430
American Express Issuance Trust	58,059
AmeriCredit Automobile Receivables Trust	67,323
BA Credit Card Trust	485,675
Banc of America Commercial Mortgage Inc	962,862
Banc of America Large Loan Inc	311,592
Bank One Issuance Trust	469,828
BMW Vehicle Lease Trust	334,179
Capital Auto Receivables Asset Trust	629,010
Capital One Multi-Asset Execution Trust	878,547
Chase Issuance Trust	983,242
Citibank Credit Card Issuance Trust	665,632
Citifinancial Mortgage Securities Inc	66,925
Citigroup Commercial Mortgage Trust	511,243

Security description	Value (a)

Collegiate Funding Services Education Loan Trust I	325,645
Commercial Mortgage Asset Trust	164,507
Commercial Mortgage Pass Through Certificates	200,618
Credit Suisse First Boston Mortgage Securities Corp	143,884
Credit Suisse Mortgage Capital Certificates	550,369
Daimler Chrysler Auto Trust	883,656
DFR Middle Market CLO Ltd	691,165
Education Funding Capital Trust I	295,883
Fannie Mae REMICS	166,210
Fannie Mae Whole Loan	404,155
Federal National Mortgage Association	90,669
FHLMC Structured Pass Through Securities	61,521
Ford Credit Floorplan Master Owner Trust	522,021
GE Business Loan Trust	84,891
GE Capital Credit Card Master Note Trust	707,392
G-FORCE CDO	158,952
Gramercy Real Estate CDO	1,018,562
Granite Master Issuer PLC	549,679
Granite Mortgages PLC	74,725
HSBC Home Equity Loan Trust	180,210
Hyundai Floorplan Master Owner Trust	284,827
JP Morgan Chase Commercial Mortgage Securities Corp	1,027,418
LB-UBS Commercial Mortgage Trust	121,870
MBNA Credit Card Master Note Trust	1,651,703
Merrill Lynch Mortgage Trust	366,821
Morgan Stanley ABS Capital I	30,407
Nelnet Education Loan Funding Inc	134,800
Nelnet Student Loan Trust	664,282
Nissan Auto Lease Trust	200,519
Northstar Education Finance Inc	234,181
Pennsylvania Higher Education Assistance Agency	99,291
Saxon Asset Securities Trust	88,238
SLC Student Loan Trust	207,337
SLM Student Loan Trust	863,707
Victoria Falls CLO Ltd	1,735,927
Wachovia Bank Commercial Mortgage Trust	2,710,346

Total market value of collateral securities	$26,228,748

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$389,486
Accredited Mortgage Loan Trust	20,876
American Express Credit Account Master Trust	11,286
American Express Issuance Trust	11,612

Security description	Value (a)

AmeriCredit Automobile Receivables Trust	13,465
BA Credit Card Trust	97,135
Banc of America Commercial Mortgage Inc	192,572
Banc of America Large Loan Inc	62,318
Bank One Issuance Trust	93,966
BMW Vehicle Lease Trust	66,836
Capital Auto Receivables Asset Trust	125,802
Capital One Multi-Asset Execution Trust	175,709
Chase Issuance Trust	196,649
Citibank Credit Card Issuance Trust	133,126
Citifinancial Mortgage Securities Inc	13,385
Citigroup Commercial Mortgage Trust	102,249
Collegiate Funding Services Education Loan Trust I	65,129
Commercial Mortgage Asset Trust	32,902
Commercial Mortgage Pass Through Certificates	40,124
Credit Suisse First Boston Mortgage Securities Corp	28,777
Credit Suisse Mortgage Capital Certificates	110,074
Daimler Chrysler Auto Trust	176,731
DFR Middle Market CLO Ltd	138,233
Education Funding Capital Trust I	59,177
Fannie Mae REMICS	33,242
Fannie Mae Whole Loan	80,831
Federal National Mortgage Association	18,134
FHLMC Structured Pass Through Securities	12,304
Ford Credit Floorplan Master Owner Trust	104,404
GE Business Loan Trust	16,978
GE Capital Credit Card Master Note Trust	141,478
G-FORCE CDO	31,790
Gramercy Real Estate CDO	203,713
Granite Master Issuer PLC	109,936
Granite Mortgages PLC	14,945
HSBC Home Equity Loan Trust	36,042
Hyundai Floorplan Master Owner Trust	56,965
JP Morgan Chase Commercial Mortgage Securities Corp	205,484
LB-UBS Commercial Mortgage Trust	24,374
MBNA Credit Card Master Note Trust	330,341
Merrill Lynch Mortgage Trust	73,364
Morgan Stanley ABS Capital I	6,081
Nelnet Education Loan Funding Inc	26,960
Nelnet Student Loan Trust	132,857
Nissan Auto Lease Trust	40,104
Northstar Education Finance Inc	46,836
Pennsylvania Higher Education Assistance Agency	19,858
Saxon Asset Securities Trust	17,648
SLC Student Loan Trust	41,467
SLM Student Loan Trust	172,741
Victoria Falls CLO Ltd	347,185
Wachovia Bank Commercial Mortgage Trust	542,069

Total market value of collateral securities	$5,245,750

Nomura Securities (0.27%)

Security description	Value (a)

American Express Credit Account Master Trust	$175,473
BA Credit Card Trust	719,330
Banc of America Commercial Mortgage Inc	45,173
Capital One Auto Finance Trust	177,449
Capital One Multi-Asset Execution Trust	39,476
Caterpillar Financial Asset Trust	972
CDC Commercial Mortgage Trust	39,629
Chase Issuance Trust	123,856
Citibank Credit Card Issuance Trust	195,543
Citigroup Commercial Mortgage Trust	190,299
Citigroup/Deutsche Bank Commercial Mortgage Trust	870,373
College Loan Corp Trust	65,601
Commercial Mortgage Loan Trust	1,423,073
Credit Suisse First Boston Mortgage Securities Corp	10,984
Credit Suisse Mortgage Capital Certificates	548,657
Detroit Edison Securitization Funding LLC	9,710
Discover Card Master Trust	13,429
Fannie Mae Whole Loan	68,606
FHLMC Structured Pass Through Securities	19,739
Ford Credit Auto Owner Trust	27,957
GE Business Loan Trust	31,587
GE Capital Commercial Mortgage Corp	642,482
Greenwich Capital Commercial Funding Corp	968,392
GS Mortgage Securities Corp II	1,363,386
Harley-Davidson Motorcycle Trust	1,534,200
Honda Auto Receivables Owner Trust	45,432
Household Automotive Trust	2,677
JP Morgan Chase Commercial Mortgage Securities Corp	1,686,637
LB Commercial Conduit Mortgage Trust	176,343
LB-UBS Commercial Mortgage Trust	595,911
MBNA Credit Card Master Note Trust	15,152
MBNA Master Credit Card Trust	1,449,244
Merrill Lynch/Countrywide Commercial Mortgage Trust	38,256
Morgan Stanley Capital I	583,733
Nissan Auto Receivables Owner Trust	604
Salomon Brothers Mortgage Securities VII Inc	321,211
SLM Student Loan Trust	364,082
USAA Auto Owner Trust	155,715
Volkswagen Auto Lease Trust	38,574

Security description	Value (a)

Wachovia Auto Owner Trust	8,588
Wachovia Bank Commercial Mortgage Trust	586,182
Washington Mutual MSC Mortgage Pass-Through CTFS	18,082
World Omni Auto Receivables Trust	355,603

Total market value of collateral securities	$15,747,402

RBS Securities (0.42%)

Security description	Value (a)

Accredited Mortgage Loan Trust	$28,767
ACE Securities Corp	57,936
Aegis Asset Backed Securities Trust	42,515
American Express Credit Account Master Trust	106,693
AmeriCredit Automobile Receivables Trust	25,323
Ameriquest Mortgage Securities Inc	48,099
Amortizing Residential Collateral Trust	15,171
BA Credit Card Trust	91,039
Bank of America Auto Trust	1,125
BMW Vehicle Lease Trust	193,020
Capital Auto Receivables Asset Trust	497,613
Capital One Multi-Asset Execution Trust	284,406
Capital One Prime Auto Receivables Trust	10,872
Chase Issuance Trust	201,229
Citibank Credit Card Issuance Trust	219,182
Citigroup Commercial Mortgage Trust	48,518
CNH Equipment Trust	2,468
Countrywide Asset-Backed Certificates	112,742
Credit-Based Asset Servicing and Securitization LLC	59,521
Fifth Third Auto Trust	38,457
First Franklin Mortgage Loan Asset Backed Certificates	107,523
Ford Credit Auto Owner Trust	83,083
Franklin Auto Trust	10,711
GE Business Loan Trust	61,496
Goal Capital Funding Trust	7,111
Green Tree Mortgage Loan Trust	68,054
Greenwich Capital Commercial Funding Corp	167,708
GS Mortgage Securities Corp II	229,400
Hampden CBO Ltd	186,249
Harley-Davidson Motorcycle Trust	20,192
Honda Auto Receivables Owner Trust	10,615
Household Automotive Trust	40,067
Household Credit Card Master Note Trust I	12,478
HSBC Home Equity Loan Trust	366,227
Hyundai Auto Receivables Trust	632
Impac CMB Trust	11,838

Security description	Value (a)

John Deere Owner Trust	37,169
JP Morgan Chase Commercial Mortgage Securities Corp	4,747
Keycorp Student Loan Trust	16,378
Massachusetts Educational Financing Authority	31,259
MBNA Credit Card Master Note Trust	501,436
MBNA Master Credit Card Trust	506
Merrill Auto Trust Securitization	387,611
Merrill Lynch/Countrywide Commercial Mortgage Trust	254,522
Morgan Stanley Capital I	7,806
Nelnet Student Loan Trust	172,787
Nissan Auto Lease Trust	80,170
Nissan Auto Receivables Owner Trust	170,851
Petra CRE CDO Ltd	38,395
SLM Student Loan Trust	53,092
Soundview Home Equity Loan Trust	8,412
Structured Asset Investment Loan Trust	16,795

Total market value of collateral securities	$5,250,016

(y)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $7,516,731,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$194,545,000
Unrealized depreciation	(65,849,000)

Net unrealized appreciation	$128,696,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$92,966,624	$—	$92,966,624
U.S. Government Obligations & Agencies	467,819,487	469,725,009	—	937,544,496
Asset-Backed Securities	—	741,884,837	95,818,505	837,703,342
Commercial Mortgage-Backed Securities	—	465,953,542	—	465,953,542
Residential Mortgage-Backed Securities	—	1,763,907,622	33,064,500	1,796,972,122
Corporate Debt Securities
Entertainment	—	16,609,240	1,663,980	18,273,220
All other industries (a)	—	2,007,214,048	—	2,007,214,048

Total Bonds	467,819,487	5,558,260,922	130,546,985	6,156,627,394

Other
FDIC-Insured Debt Securities	—	33,194,961	—	33,194,961
Senior Loans	—	60,325,531	—	60,325,531
Affiliated Money Market Fund (b)	414,569,448	—	—	414,569,448
Investments of Cash Collateral Received for Securities on Loan (c)	—	980,709,696	—	980,709,696

Total Other	414,569,448	1,074,230,188	—	1,488,799,636

Investments in Securities	882,388,935	6,632,491,110	130,546,985	7,645,427,030
Other Financial Instruments (d)	(570,126)	13,480,280	—	12,910,154

Total	$881,818,809	$6,645,971,390	$130,546,985	$7,658,337,184

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Corporate Debt
	Securities	Securities	Securities	Total

Balance as of Dec. 31, 2009	$49,101,062	$44,244,193	$1,784,510	$95,129,765
Accrued discounts/premiums	345,072	(201,248)	—	143,824
Realized gain (loss)	92,760	(5,097,642)	—	(5,004,882)
Change in unrealized appreciation (depreciation)*	502,886	6,601,275	(12,468)	7,091,693
Net purchases (sales)	45,776,725	(12,482,078)	(108,062)	33,186,585
Transfers in and/or out of Level 3	—	—	—	—

Balance as of March 31, 2010	$95,818,505	$33,064,500	$1,663,980	$130,546,985

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $284,258, which is comprised of Asset-Backed Securities of $502,886, Residential Mortgage-Backed Securities of $(206,161) and Corporate Debt Securities of $(12,467).

Portfolio of Investments
RiverSource VP — Diversified Equity Income Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.2%)
Goodrich Corp.	317,126	(e)	$22,363,726
Honeywell International, Inc.	564,167	(e)	25,539,840

Total			47,903,566

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	424,201	(e)	27,322,786

Airlines (1.8%)
AMR Corp.	922,743	(b,e)	8,406,189
Continental Airlines, Inc., Class B	607,786	(b,e)	13,353,058
Delta Air Lines, Inc.	1,706,114	(b,e)	24,892,204
UAL Corp.	766,228	(b,e)	14,979,757
US Airways Group, Inc.	1,254,603	(b,e)	9,221,332

Total			70,852,540

Automobiles (0.2%)
Ford Motor Co.	528,153	(b,e)	6,638,883

Capital Markets (1.8%)
Artio Global Investors, Inc.	199,018	(e)	4,923,705
Morgan Stanley	965,806		28,288,458
The Goldman Sachs Group, Inc.	234,786		40,061,535

Total			73,273,698

Chemicals (2.9%)
Air Products & Chemicals, Inc.	309,718		22,903,646
EI du Pont de Nemours & Co.	1,530,026	(e)	56,978,168
The Dow Chemical Co.	1,291,149	(e)	38,179,276

Total			118,061,090

Commercial Banks (0.8%)
US Bancorp	296,984	(e)	7,685,946
Wells Fargo & Co.	810,219		25,214,015

Total			32,899,961

Commercial Services & Supplies (0.4%)
Waste Management, Inc.	472,671	(e)	16,274,063

Computers & Peripherals (5.5%)
Hewlett-Packard Co.	3,146,166		167,218,723
IBM Corp.	412,468	(e)	52,899,021

Total			220,117,744

Construction & Engineering (0.4%)
Fluor Corp.	245,905	(e)	11,437,041
Insituform Technologies, Inc., Class A	196,129	(b,e)	5,218,993

Total			16,656,034

Issuer	Shares		Value(a)
Construction Materials (0.5%)
CEMEX SAB de Cv, ADR	1,801,397	(b,c,e)	18,392,263

Diversified Financial Services (5.3%)
Bank of America Corp.	7,997,510		142,755,554
JPMorgan Chase & Co.	1,566,595		70,105,126

Total			212,860,680

Diversified Telecommunication Services (4.2%)
AT&T, Inc.	2,606,145	(e)	67,342,786
CenturyTel, Inc.	139,239	(e)	4,937,415
Deutsche Telekom AG, ADR	819,255	(c)	11,059,943
Qwest Communications International, Inc.	4,775,959	(e)	24,930,506
Verizon Communications, Inc.	1,569,853		48,696,840
Windstream Corp.	927,009	(e)	10,095,128

Total			167,062,618

Electric Utilities (0.7%)
American Electric Power Co., Inc.	290,126		9,916,507
FirstEnergy Corp.	210,722	(e)	8,237,123
FPL Group, Inc.	165,288		7,988,369

Total			26,141,999

Electrical Equipment (3.6%)
ABB Ltd., ADR	2,521,374	(b,c)	55,066,808
Cooper Industries PLC	876,346		42,012,027
Emerson Electric Co.	747,193	(e)	37,613,696
Hubbell, Inc., Class B	203,771	(e)	10,276,172

Total			144,968,703

Electronic Equipment, Instruments & Components (0.4%)
Tyco Electronics Ltd.	513,238	(c)	14,103,780

Energy Equipment & Services (3.8%)
Baker Hughes, Inc.	547,913	(e)	25,664,245
Halliburton Co.	1,029,523	(e)	31,019,528
Schlumberger Ltd.	383,952		24,365,594
Tenaris SA, ADR	365,769	(c,e)	15,706,121
Transocean Ltd.	646,244	(b,c,e)	55,822,556

Total			152,578,044

Food & Staples Retailing (2.4%)
Wal-Mart Stores, Inc.	1,742,739		96,896,288

Health Care Equipment & Supplies (0.4%)
Medtronic, Inc.	339,332	(e)	15,280,120

Health Care Providers & Services (0.3%)
WellPoint, Inc.	156,927	(b)	10,102,960

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp. Unit	1,062,054		41,292,659
Royal Caribbean Cruises Ltd.	271,839	(b)	8,967,969

Total			50,260,628

Issuer	Shares		Value(a)
Household Durables (0.4%)
DR Horton, Inc.	432,307	(e)	5,447,068
KB Home	252,114	(e)	4,222,910
Pulte Group, Inc.	697,733	(b,e)	7,849,496

Total			17,519,474

Household Products (1.1%)
Clorox Co.	716,589	(e)	45,962,018

Industrial Conglomerates (1.9%)
3M Co.	268,073		22,402,861
McDermott International, Inc.	801,978	(b)	21,589,248
Tyco International Ltd.	866,169	(c)	33,130,964

Total			77,123,073

Insurance (7.1%)
ACE Ltd.	844,576	(c)	44,171,325
Aon Corp.	451,436	(e)	19,280,832
Axis Capital Holdings Ltd.	364,328	(c,e)	11,388,893
Endurance Specialty Holdings Ltd.	511,627	(c,e)	19,006,943
Everest Re Group Ltd.	73,748	(c)	5,968,426
Lincoln National Corp.	223,764		6,869,555
Loews Corp.	210,690		7,854,523
Montpelier Re Holdings Ltd.	483,699	(c,e)	8,130,980
PartnerRe Ltd.	197,119	(c,e)	15,714,327
The Allstate Corp.	247,324		7,991,038
The Travelers Companies, Inc.	674,813		36,399,413
XL Capital Ltd., Class A	5,419,904	(c)	102,436,185

Total			285,212,440

Internet Software & Services (—%)
AOL, Inc.	19,551	(b)	494,249

IT Services (1.4%)
Accenture PLC, Class A	877,815	(c)	36,824,339
Computer Sciences Corp.	327,789	(b)	17,861,223

Total			54,685,562

Life Sciences Tools & Services (1.8%)
Life Technologies Corp.	625,037	(b,e)	32,670,684
Thermo Fisher Scientific, Inc.	726,365	(b)	37,364,216

Total			70,034,900

Machinery (6.3%)
Caterpillar, Inc.	787,381	(e)	49,486,897
Deere & Co.	564,829		33,584,732
Eaton Corp.	567,129	(e)	42,971,364
Illinois Tool Works, Inc.	854,942	(e)	40,490,053
Ingersoll-Rand PLC	823,190	(c)	28,704,635
Parker Hannifin Corp.	618,757	(e)	40,058,328
Stanley Black & Decker, Inc.	332,732		19,102,144

Total			254,398,153

Media (0.8%)
Comcast Corp., Class A	482,209	(e)	9,075,173
Regal Entertainment Group, Class A	865,534	(e)	15,207,433
Time Warner, Inc.	216,955	(e)	6,784,183

Total			31,066,789

Issuer	Shares		Value(a)
Metals & Mining (2.3%)
Alcoa, Inc.	1,291,105	(e)	18,385,335
Freeport-McMoRan Copper & Gold, Inc.	118,350	(e)	9,886,959
Nucor Corp.	399,722	(e)	18,139,384
Rio Tinto PLC, ADR	44,415	(c)	10,514,363
United States Steel Corp.	317,227	(e)	20,150,260
Vale SA, ADR	333,443	(c,e)	10,733,530
Xstrata PLC	320,495	(b,c)	6,072,090

Total			93,881,921

Multiline Retail (1.8%)
Macy’s, Inc.	1,350,326	(e)	29,396,597
Target Corp.	820,831	(e)	43,175,711

Total			72,572,308

Multi-Utilities (1.6%)
Dominion Resources, Inc.	1,175,088	(e)	48,307,868
Sempra Energy	314,211		15,679,129

Total			63,986,997

Oil, Gas & Consumable Fuels (9.8%)
Anadarko Petroleum Corp.	361,480	(e)	26,326,588
Apache Corp.	263,284		26,723,326
BP PLC, ADR	1,101,248	(c,e)	62,848,223
Chevron Corp.	964,779		73,159,192
ConocoPhillips	949,790		48,600,754
Devon Energy Corp.	190,748		12,289,894
EnCana Corp.	304,581	(c)	9,451,148
Exxon Mobil Corp.	918,263	(e)	61,505,256
Marathon Oil Corp.	874,674		27,674,685
Petroleo Brasileiro SA, ADR	280,390	(c,e)	12,474,551
Pioneer Natural Resources Co.	271,734	(e)	15,304,059
Spectra Energy Corp.	415,984	(e)	9,372,120
Total SA, ADR	196,242	(c)	11,385,961

Total			397,115,757

Paper & Forest Products (0.4%)
Weyerhaeuser Co.	360,830	(e)	16,334,774

Pharmaceuticals (7.1%)
Abbott Laboratories	252,903		13,322,930
Bristol-Myers Squibb Co.	3,629,503	(e)	96,907,729
Johnson & Johnson	306,623		19,991,820
Merck & Co., Inc.	2,227,453		83,195,370
Pfizer, Inc.	2,610,626		44,772,236
Teva Pharmaceutical Industries Ltd., ADR	399,564	(c)	25,204,497

Total			283,394,582

Real Estate Investment Trusts (REITs) (1.2%)
AvalonBay Communities, Inc.	96,002	(e)	8,289,773
Equity Residential	217,138	(e)	8,500,953
Pebblebrook Hotel Trust	419,278	(b)	8,817,416
ProLogis	615,890	(e)	8,129,748
Rayonier, Inc.	134,979	(e)	6,132,096
Ventas, Inc.	172,406	(e)	8,185,837

Total			48,055,823

Issuer	Shares		Value(a)
Road & Rail (0.5%)
Union Pacific Corp.	300,106	(e)	21,997,770

Semiconductors & Semiconductor Equipment (3.7%)
Intel Corp.	5,071,191		112,884,711
Microchip Technology, Inc.	531,891	(e)	14,978,051
Xilinx, Inc.	774,327	(e)	19,745,339

Total			147,608,101

Software (1.8%)
Microsoft Corp.	1,684,830		49,314,974
Oracle Corp.	921,324		23,668,814

Total			72,983,788

Specialty Retail (1.8%)
Home Depot, Inc.	1,722,458	(e)	55,721,516
Staples, Inc.	782,186	(e)	18,295,331

Total			74,016,847

Tobacco (3.3%)
Lorillard, Inc.	1,419,955		106,837,414
Philip Morris International, Inc.	519,338		27,088,670

Total			133,926,084

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	2,513,567	(b,e)	9,551,555

Total Common Stocks (Cost: $3,157,687,028)			$3,810,571,413

Equity-Linked Notes (1.1%)(h)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Morgan Stanley
Absolute Trigger Mandatory Exchangeable Nts
04-22-10	—%	$44,015,593	(d,f)	$46,359,186

Total Equity-Linked Notes (Cost: $44,015,593)				$46,359,186

Bonds (0.7%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive (0.4%)
Ford Motor
Sr Unsecured Cv
11-15-16	4.25%	$10,155,000	$15,278,705

Wirelines (0.3%)
Qwest Communications Intl
Cv
11-15-25	3.50	11,148,000	12,557,553

Total Bonds (Cost: $21,303,000)			$27,836,258

Money Market Fund (3.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	131,082,395	(g)	$131,082,395

Total Money Market Fund (Cost: $131,082,395)			$131,082,395

Investments of Cash Collateral Received for Securities on Loan (21.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.0%)
Cancara Asset Securitisation LLC
04-23-10	0.23%	$9,998,020	$9,998,020
Rheingold Securitization
04-22-10	0.27	9,997,675	9,997,675
04-26-10	0.27	9,997,525	9,997,525
04-28-10	0.27	7,998,200	7,998,200
Rhein-Main Securitisation
04-26-10	0.27	3,738,103	3,738,103

Total			41,729,523

Certificates of Deposit (13.8%)
Australia and New Zealand Bank Group
04-26-10	0.30	5,000,000	5,000,000
04-27-10	0.29	10,000,000	10,000,000
04-30-10	0.30	5,000,000	5,000,000
05-04-10	0.32	15,000,000	15,000,000
05-04-10	0.32	10,000,000	10,000,000
Banco Popular Caisse d’Epargne
04-08-10	0.28	10,000,000	10,000,000
Banco Popular Espanol
04-26-10	0.35	19,988,340	19,988,340
05-04-10	0.34	4,997,163	4,997,163
Banco Santander Central Hispano
04-01-10	0.21	15,000,000	15,000,000
04-01-10	0.23	2,000,000	2,000,000
04-16-10	0.30	4,000,000	4,000,000
04-19-10	0.31	10,000,000	10,000,000
Bank of Austria
04-05-10	0.28	19,995,024	19,995,024
Banque Federative du Credit Mutuel
04-06-10	0.36	3,996,374	3,996,374
04-19-10	0.35	9,991,383	9,991,383
06-02-10	0.37	4,995,277	4,995,277
06-03-10	0.38	11,988,511	11,988,511
BNP Paribas
06-22-10	0.41	5,000,000	5,000,000
Caisse Centrale du Credit Immobilier de France
04-30-10	0.35	9,997,030	9,997,030
Caisse des Depots
05-19-10	0.24	4,997,035	4,997,035
Caixa Geral de Deposit
04-27-10	0.29	4,996,378	4,996,378
Clydesdale Bank
04-06-10	0.26	10,000,000	10,000,000
04-30-10	0.25	9,995,835	9,995,835
Credit Suisse
04-23-10	0.32	5,000,000	5,000,000
05-24-10	0.32	25,000,000	25,000,000
Dexia Bank
04-12-10	0.31	19,994,579	19,994,579
04-26-10	0.33	3,000,000	3,000,000
04-30-10	0.33	14,995,876	14,995,876

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
DZ Bank
04-01-10	0.22	19,996,212	19,996,212
Erste Bank der Oesterreichischen Sparkassen
04-01-10	0.29	19,999,033	19,999,033
Fortis Bank
04-06-10	0.28	10,000,000	10,000,000
Hong Kong Shanghai Bank
04-06-10	0.22	10,000,000	10,000,000
Landesbank Hessen Thuringen
04-01-10	0.28	20,000,000	20,000,000
Natixis
04-08-10	0.25	3,999,139	3,999,139
Norinchukin Bank
04-08-10	0.22	9,998,106	9,998,106
04-13-10	0.27	15,000,187	15,000,187
04-19-10	0.27	5,000,000	5,000,000
NyKredit Bank
04-06-10	0.44	15,000,000	15,000,000
04-29-10	0.35	5,000,000	5,000,000
06-24-10	0.38	12,500,000	12,500,000
Overseas Chinese Banking Corp
04-26-10	0.29	10,000,000	10,000,000
05-11-10	0.27	10,000,000	10,000,000
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	35,000,000	35,000,000
Societe Generale
04-01-10	0.17	20,000,000	20,000,000
Sumitomo Mitsui Banking
04-19-10	0.29	10,000,000	10,000,000
04-26-10	0.29	15,000,000	15,000,000
04-28-10	0.27	5,000,000	5,000,000
Ulster Bank Ireland Limited
04-01-10	0.29	24,998,792	24,998,792

Total			551,420,274

Commercial Paper (0.5%)
BTM Capital
06-25-10	0.40	4,994,833	4,994,833
Citigroup Funding
04-26-10	0.26	14,996,208	14,996,208

Total			19,991,041

Repurchase Agreements (6.4%)(i)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$4,069,055	0.05	4,069,049	4,069,049
Barclays Capital
dated 03-22-10, matures 04-30-10, repurchase price
$20,006,167	0.37	20,000,000	20,000,000
Barclays Capital
dated 03-31-10, matures 04-01-10, repurchase price
$2,000,015	0.27	2,000,000	2,000,000
Cantor Fitzgerald
dated 03-31-10, matures 04-01-10, repurchase price
$140,000,194	0.05	140,000,000	140,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Goldman Sachs
dated 03-31-10, matures 04-30-10, repurchase price
$10,001,833	0.22	10,000,000	10,000,000
Morgan Stanley
dated 02-22-10, matures 04-30-10, repurchase price
$40,012,333	0.37	40,000,000	40,000,000
Nomura Securities
dated 03-31-10, matures 04-01-10, repurchase price
$10,000,075	0.27	10,000,000	10,000,000
Pershing LLC
dated 03-31-10, matures 04-01-10, repurchase price
$25,000,153	0.22	25,000,000	25,000,000
RBS Securities
dated 03-31-10, matures 04-01-10, repurchase price
$5,000,058	0.42	5,000,000	5,000,000

Total			256,069,049

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $869,209,887)			$869,209,887

Total Investments in Securities (Cost: $4,223,297,903)			$4,885,059,139

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 15.55% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $46,359,186 or 1.15% of net assets.

(e)	At March 31, 2010, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $46,359,186, representing 1.15% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Morgan Stanley
Absolute Trigger Mandatory Exchangeable Nts
—% 2010	10-22-09	$44,015,593

(g)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(h)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(i)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$255,537
Freddie Mac REMICS	631,506
Government National Mortgage Association	3,263,387

Total market value of collateral securities	$4,150,430

Barclays Capital (0.37%)

Security description	Value (a)

United States Treasury Note/Bond	$20,400,006

Total market value of collateral securities	$20,400,006

Barclays Capital (0.27%)

Security description	Value (a)

Banc of America Commercial Mortgage Inc	$198,018
Bayview Commercial Asset Trust	35,645
BCAP LLC Trust	43,666
Bear Stearns Adjustable Rate Mortgage Trust	60,379
Bear Stearns Commercial Mortgage Securities	96,981
CC Mortgage Funding Corp	18,184
Citigroup Commercial Mortgage Trust	129,139
Citigroup Mortgage Loan Trust Inc	1,913
Citigroup/Deutsche Bank Commercial Mortgage Trust	3,778
Commercial Mortgage Asset Trust	22,137
Commercial Mortgage Pass Through Certificates	17,064
Countrywide Home Loan Mortgage Pass Through Trust	17,811
Credit Suisse First Boston Mortgage Securities Corp	77,722
Credit Suisse Mortgage Capital Certificates	5,052
Crusade Global Trust	14,478
First Franklin Mortgage Loan Asset Backed Certificates	34,781
GE Capital Commercial Mortgage Corp	1,651
General Electric Capital Assurance Co	20,101
GMAC Commercial Mortgage Securities Inc	5,026
Gracechurch Mortgage Financing PLC	2,902
Granite Master Issuer PLC	184,657
Granite Mortgages PLC	166,850
Greenwich Capital Commercial Funding Corp	52,540
GSAMP Trust	18,591
Homestar Mortgage Acceptance Corp	34,133
Interstar Millennium Trust	6,191
JP Morgan Chase Commercial Mortgage Securities Corp	63,626
Kildare Securities Ltd	1,674
LB-UBS Commercial Mortgage Trust	44,215
Leek Finance Ltd	1,857
Medallion Trust	545
Merrill Lynch Floating Trust	19,216
Merrill Lynch/Countrywide Commercial Mortgage Trust	77,988
Morgan Stanley ABS Capital I	44,348
Morgan Stanley Capital I	37,605
Morgan Stanley Dean Witter Capital I	819
Mortgage Equity Conversion Asset Trust	1,152
National RMBS Trust	1,571
Nomura Asset Securities Corp	70,790
Paragon Mortgages PLC	118,016
Puma Finance Ltd	4,221
Residential Accredit Loans Inc	9,719
Residential Asset Mortgage Products Inc	59,397
Residential Mortgage Securities	58,770
SACO I Inc	4,370
Structured Asset Mortgage Investments Inc	10,177
Structured Asset Securities Corp	16,868
Superannuation Members Home Loans Global Fund	70,272
Thornburg Mortgage Securities Trust	386
Wachovia Bank Commercial Mortgage Trust	37,646
WaMu Mortgage Pass Through Certificates	75,362

Total market value of collateral securities	$2,100,000

Cantor Fitzgerald (0.05%)

Security description	Value (a)

Fannie Mae Grantor Trust	$5,497
Fannie Mae Interest Strip	372,963
Fannie Mae Pool	101,730,775
Fannie Mae REMICS	5,934,636
Fannie Mae Whole Loan	105,608
Federal Home Loan Mortgage Corp	3,177,796
Freddie Mac Non Gold Pool	14,937,624
Freddie Mac Reference REMIC	195,457
Freddie Mac REMICS	2,239,776
Freddie Mac Strips	207,756
Ginnie Mae I Pool	2,314,672
Ginnie Mae II Pool	3,701,678
Government National Mortgage Association	1,042,730
United States Treasury Bill	897,100
United States Treasury Inflation Indexed Bonds	161,876
United States Treasury Note/Bond	40
United States Treasury Strip Coupon	5,001,969
United States Treasury Strip Principal	772,051

Total market value of collateral securities	$142,800,004

Goldman Sachs (0.22%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$3,093,577
BNP Paribas NY	3,317,192
Societe Generale NY	4,089,231

Total market value of collateral securities	$10,500,000

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$3,115,891
Accredited Mortgage Loan Trust	167,010
American Express Credit Account Master Trust	90,287
American Express Issuance Trust	92,895
AmeriCredit Automobile Receivables Trust	107,717
BA Credit Card Trust	777,080
Banc of America Commercial Mortgage Inc	1,540,579
Banc of America Large Loan Inc	498,547
Bank One Issuance Trust	751,724
BMW Vehicle Lease Trust	534,687
Capital Auto Receivables Asset Trust	1,006,416
Capital One Multi-Asset Execution Trust	1,405,675
Chase Issuance Trust	1,573,188
Citibank Credit Card Issuance Trust	1,065,011
Citifinancial Mortgage Securities Inc	107,079
Citigroup Commercial Mortgage Trust	817,988
Collegiate Funding Services Education Loan Trust I	521,033
Commercial Mortgage Asset Trust	263,211
Commercial Mortgage Pass Through Certificates	320,989
Credit Suisse First Boston Mortgage Securities Corp	230,214
Credit Suisse Mortgage Capital Certificates	880,591
Daimler Chrysler Auto Trust	1,413,850
DFR Middle Market CLO Ltd	1,105,864
Education Funding Capital Trust I	473,413
Fannie Mae REMICS	265,936
Fannie Mae Whole Loan	646,648
Federal National Mortgage Association	145,070
FHLMC Structured Pass Through Securities	98,434
Ford Credit Floorplan Master Owner Trust	835,234
GE Business Loan Trust	135,825
GE Capital Credit Card Master Note Trust	1,131,827
G-FORCE CDO	254,323
Gramercy Real Estate CDO	1,629,700
Granite Master Issuer PLC	879,486
Granite Mortgages PLC	119,560
HSBC Home Equity Loan Trust	288,337
Hyundai Floorplan Master Owner Trust	455,723
JP Morgan Chase Commercial Mortgage Securities Corp	1,643,869
LB-UBS Commercial Mortgage Trust	194,991
MBNA Credit Card Master Note Trust	2,642,725
Merrill Lynch Mortgage Trust	586,914
Morgan Stanley ABS Capital I	48,651
Nelnet Education Loan Funding Inc	215,680
Nelnet Student Loan Trust	1,062,852
Nissan Auto Lease Trust	320,831
Northstar Education Finance Inc	374,690
Pennsylvania Higher Education Assistance Agency	158,866
Saxon Asset Securities Trust	141,181
SLC Student Loan Trust	331,739
SLM Student Loan Trust	1,381,931
Victoria Falls CLO Ltd	2,777,483
Wachovia Bank Commercial Mortgage Trust	4,336,553

Total market value of collateral securities	$41,965,998

Nomura Securities (0.27%)

Security description	Value (a)

American Express Credit Account Master Trust	$116,982
BA Credit Card Trust	479,553
Banc of America Commercial Mortgage Inc	30,115
Capital One Auto Finance Trust	118,299
Capital One Multi-Asset Execution Trust	26,317
Caterpillar Financial Asset Trust	648
CDC Commercial Mortgage Trust	26,419
Chase Issuance Trust	82,571
Citibank Credit Card Issuance Trust	130,362
Citigroup Commercial Mortgage Trust	126,866
Citigroup/Deutsche Bank Commercial Mortgage Trust	580,249
College Loan Corp Trust	43,734
Commercial Mortgage Loan Trust	948,716
Credit Suisse First Boston Mortgage Securities Corp	7,323
Credit Suisse Mortgage Capital Certificates	365,771
Detroit Edison Securitization Funding LLC	6,473
Discover Card Master Trust	8,953
Fannie Mae Whole Loan	45,738
FHLMC Structured Pass Through Securities	13,159
Ford Credit Auto Owner Trust	18,638
GE Business Loan Trust	21,058
GE Capital Commercial Mortgage Corp	428,322
Greenwich Capital Commercial Funding Corp	645,595
GS Mortgage Securities Corp II	908,924
Harley-Davidson Motorcycle Trust	1,022,800
Honda Auto Receivables Owner Trust	30,288
Household Automotive Trust	1,784
JP Morgan Chase Commercial Mortgage Securities Corp	1,124,424
LB Commercial Conduit Mortgage Trust	117,562
LB-UBS Commercial Mortgage Trust	397,274
MBNA Credit Card Master Note Trust	10,102
MBNA Master Credit Card Trust	966,163
Merrill Lynch/Countrywide Commercial Mortgage Trust	25,504
Morgan Stanley Capital I	389,156
Nissan Auto Receivables Owner Trust	402
Salomon Brothers Mortgage Securities VII Inc	214,141
SLM Student Loan Trust	242,721
USAA Auto Owner Trust	103,810
Volkswagen Auto Lease Trust	25,716
Wachovia Auto Owner Trust	5,725
Wachovia Bank Commercial Mortgage Trust	390,788
Washington Mutual MSC Mortgage Pass-Through CTFS	12,055
World Omni Auto Receivables Trust	237,068

Total market value of collateral securities	$10,498,268

Pershing LLC (0.22%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$100,354
Fannie Mae Pool	10,092,457
Fannie Mae REMICS	2,423,031
Federal Home Loan Banks	38,250
Federal Home Loan Mortgage Corp	142,278
Federal National Mortgage Association	325,604
Freddie Mac Gold Pool	4,609,498
Freddie Mac Non Gold Pool	216,401
Freddie Mac Reference REMIC	61,712
Freddie Mac REMICS	456,909
Ginnie Mae I Pool	707,199
Ginnie Mae II Pool	283,533
Government National Mortgage Association	908,192
United States Treasury Inflation Indexed Bonds	120,480
United States Treasury Note/Bond	4,618,240
United States Treasury Strip Principal	395,862

Total market value of collateral securities	$25,500,000

RBS Securities (0.42%)

Security description	Value (a)

Accredited Mortgage Loan Trust	$28,767
ACE Securities Corp	57,936
Aegis Asset Backed Securities Trust	42,515
American Express Credit Account Master Trust	106,693
AmeriCredit Automobile Receivables Trust	25,323
Ameriquest Mortgage Securities Inc	48,099
Amortizing Residential Collateral Trust	15,171
BA Credit Card Trust	91,039
Bank of America Auto Trust	1,125
BMW Vehicle Lease Trust	193,020
Capital Auto Receivables Asset Trust	497,613
Capital One Multi-Asset Execution Trust	284,406
Capital One Prime Auto Receivables Trust	10,872
Chase Issuance Trust	201,229
Citibank Credit Card Issuance Trust	219,182
Citigroup Commercial Mortgage Trust	48,518
CNH Equipment Trust	2,468
Countrywide Asset-Backed Certificates	112,742
Credit-Based Asset Servicing and Securitization LLC	59,521
Fifth Third Auto Trust	38,457
First Franklin Mortgage Loan Asset Backed Certificates	107,523
Ford Credit Auto Owner Trust	83,083
Franklin Auto Trust	10,711
GE Business Loan Trust	61,496
Goal Capital Funding Trust	7,111
Green Tree Mortgage Loan Trust	68,054
Greenwich Capital Commercial Funding Corp	167,708
GS Mortgage Securities Corp II	229,400
Hampden CBO Ltd	186,249
Harley-Davidson Motorcycle Trust	20,192
Honda Auto Receivables Owner Trust	10,615
Household Automotive Trust	40,067
Household Credit Card Master Note Trust I	12,478
HSBC Home Equity Loan Trust	366,227
Hyundai Auto Receivables Trust	632
Impac CMB Trust	11,838
John Deere Owner Trust	37,169
JP Morgan Chase Commercial Mortgage Securities Corp	4,747
Keycorp Student Loan Trust	16,378
Massachusetts Educational Financing Authority	31,259
MBNA Credit Card Master Note Trust	501,436
MBNA Master Credit Card Trust	506
Merrill Auto Trust Securitization	387,611
Merrill Lynch/Countrywide Commercial Mortgage Trust	254,522
Morgan Stanley Capital I	7,806
Nelnet Student Loan Trust	172,787
Nissan Auto Lease Trust	80,170
Nissan Auto Receivables Owner Trust	170,851
Petra CRE CDO Ltd	38,395
SLM Student Loan Trust	53,092
Soundview Home Equity Loan Trust	8,412
Structured Asset Investment Loan Trust	16,795

Total market value of collateral securities	$5,250,016

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$3,810,571,413	$—	$—	$3,810,571,413

Total Equity Securities	3,810,571,413	—	—	3,810,571,413

Bonds
Corporate Debt Securities	—	27,836,258	—	27,836,258

Total Bonds	—	27,836,258	—	27,836,258

Other
Equity-Linked Notes	—	46,359,186	—	46,359,186
Affiliated Money Market Fund (b)	131,082,395	—	—	131,082,395
Investments of Cash Collateral Received for Securities on Loan (c)	—	869,209,887	—	869,209,887

Total Other	131,082,395	915,569,073	—	1,046,651,468

Total	$3,941,653,808	$943,405,331	$—	$4,885,059,139

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Dynamic Equity Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investment in Securities
Common Stocks (94.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.0%)
Ceradyne, Inc.	13,439	(b,d)	$304,931
General Dynamics Corp.	89,601		6,917,197
ITT Corp.	19,290		1,034,137
Lockheed Martin Corp.	77,318	(d)	6,434,404
Northrop Grumman Corp.	53,828	(d)	3,529,502
Raytheon Co.	67,388	(d)	3,849,203
Rockwell Collins, Inc.	18,253	(d)	1,142,455
Triumph Group, Inc.	2,444	(d)	171,300
United Technologies Corp.	72,503		5,336,946

Total			28,720,075

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.	26,290	(b)	88,597
Atlas Air Worldwide Holdings, Inc.	8,185	(b,d)	434,214
CH Robinson Worldwide, Inc.	25,042	(d)	1,398,596
FedEx Corp.	46,960	(d)	4,386,064

Total			6,307,471

Airlines (0.2%)
Alaska Air Group, Inc.	8,765	(b,d)	361,381
Allegiant Travel Co.	6,010	(b,d)	347,739
Hawaiian Holdings, Inc.	31,450	(b,d)	231,787
SkyWest, Inc.	29,381	(d)	419,560
Southwest Airlines Co.	119,762		1,583,253

Total			2,943,720

Auto Components (0.2%)
ArvinMeritor, Inc.	13,344	(b,d)	178,142
Cooper Tire & Rubber Co.	16,699	(d)	317,615
Dana Holding Corp.	31,117	(b,d)	369,670
Exide Technologies	30,351	(b,d)	174,518
Johnson Controls, Inc.	35,633	(d)	1,175,534
Spartan Motors, Inc.	12,260	(d)	68,656
Tenneco, Inc.	12,599	(b,d)	297,966
The Goodyear Tire & Rubber Co.	26,402	(b)	333,721

Total			2,915,822

Automobiles (0.3%)
Ford Motor Co.	135,678	(b,d)	1,705,472
Harley-Davidson, Inc.	88,541	(d)	2,485,346

Total			4,190,818

Beverages (2.0%)
Brown-Forman Corp., Class B	18,790		1,117,066
PepsiCo, Inc.	84,297		5,577,090
The Coca-Cola Co.	383,898		21,114,389

Total			27,808,545

Issuer	Shares		Value(a)
Biotechnology (0.9%)
Amgen, Inc.	173,906	(b,d)	10,392,622
Cephalon, Inc.	19,352	(b,d)	1,311,679
Cubist Pharmaceuticals, Inc.	6,885	(b,d)	155,188
Myriad Genetics, Inc.	12,317	(b,d)	296,224
PDL BioPharma, Inc.	39,010	(d)	242,252

Total			12,397,965

Building Products (0.1%)
Apogee Enterprises, Inc.	11,967	(d)	189,198
Insteel Industries, Inc.	13,220	(d)	141,322
Masco Corp.	96,124	(d)	1,491,845

Total			1,822,365

Capital Markets (3.3%)
Apollo Investment Corp.	44,947	(d)	572,175
BGC Partners, Inc., Class A	51,731	(d)	316,076
Broadpoint Gleacher Securities, Inc.	13,037	(b,d)	52,148
Franklin Resources, Inc.	69,795		7,740,265
GFI Group, Inc.	34,019	(d)	196,630
International Assets Holding Corp.	8,501	(b)	127,260
Invesco Ltd.	70,373		1,541,872
Knight Capital Group, Inc., Class A	15,835	(b,d)	241,484
MF Global Holdings Ltd.	27,179	(b,d)	219,335
Morgan Stanley	142,462	(d)	4,172,712
MVC Capital, Inc.	14,603	(d)	198,163
Oppenheimer Holdings, Inc., Class A	3,329	(d)	84,923
optionsXpress Holdings, Inc.	5,516	(b,d)	89,856
Penson Worldwide, Inc.	22,254	(b,d)	224,098
State Street Corp.	127,175	(d)	5,740,680
SWS Group, Inc.	15,741	(d)	181,494
T Rowe Price Group, Inc.	14,223	(d)	781,269
The Bank of New York Mellon Corp.	188,743	(d)	5,828,384
The Goldman Sachs Group, Inc.	104,686		17,862,571

Total			46,171,395

Chemicals (1.3%)
CF Industries Holdings, Inc.	16,910		1,541,854
Eastman Chemical Co.	14,651		932,976
EI du Pont de Nemours & Co.	27,132		1,010,396
Innophos Holdings, Inc.	7,688	(d)	214,495
NewMarket Corp.	3,656	(d)	376,531
Olin Corp.	25,976	(d)	509,649
OM Group, Inc.	9,658	(b,d)	327,213
PPG Industries, Inc.	13,589	(d)	888,721
Sigma-Aldrich Corp.	9,681	(d)	519,482
Solutia, Inc.	16,482	(b,d)	265,525
Stepan Co.	3,315	(d)	185,275
Terra Industries, Inc.	2,385		109,138
The Dow Chemical Co.	366,083	(d)	10,825,074
WR Grace & Co.	39,129	(b,d)	1,086,221

Total			18,792,550

Issuer	Shares		Value(a)
Commercial Banks (3.6%)
Bancfirst Corp.	5,779	(d)	242,198
BB&T Corp.	22,248	(d)	720,613
Comerica, Inc.	51,838		1,971,918
Fifth Third Bancorp	163,029	(d)	2,215,564
First Horizon National Corp.	169,743	(b,d)	2,384,891
KeyCorp	189,749	(d)	1,470,555
M&T Bank Corp.	14,779	(d)	1,173,157
Marshall & Ilsley Corp.	112,113	(d)	902,510
PNC Financial Services Group, Inc.	283,343	(d)	16,915,576
SunTrust Banks, Inc.	136,965	(d)	3,669,292
SVB Financial Group	12,410	(b,d)	579,051
UMB Financial Corp.	5,345	(d)	217,007
US Bancorp	84,195	(d)	2,178,967
Wells Fargo & Co.	499,053		15,530,529
Wintrust Financial Corp.	2,843	(d)	105,788
Zions Bancorporation	42,599	(d)	929,510

Total			51,207,126

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	26,470		963,773
Consolidated Graphics, Inc.	2,947	(b,d)	122,035
Herman Miller, Inc.	6,650	(d)	120,099
Kimball International, Inc., Class B	21,474	(d)	149,244
Pitney Bowes, Inc.	40,215	(d)	983,257
RR Donnelley & Sons Co.	56,974		1,216,396
Steelcase, Inc., Class A	21,654	(d)	140,101
United Stationers, Inc.	5,357	(b,d)	315,259
Viad Corp.	7,691	(d)	158,050

Total			4,168,214

Communications Equipment (1.0%)
3Com Corp.	63,678	(b)	489,684
Airvana, Inc.	23,721	(b)	181,703
Blue Coat Systems, Inc.	6,059	(b,d)	188,071
Cisco Systems, Inc.	303,792	(b,d)	7,907,706
Loral Space & Communications, Inc.	2,019	(b,d)	70,907
Motorola, Inc.	545,581	(b)	3,829,979
NETGEAR, Inc.	10,354	(b,d)	270,239
Plantronics, Inc.	12,335	(d)	385,839
Tellabs, Inc.	144,979		1,097,491

Total			14,421,619

Computers & Peripherals (6.7%)
Apple, Inc.	324,343	(b)	76,197,900
Dell, Inc.	461,894	(b)	6,933,029
Lexmark International, Inc., Class A	52,019	(b,d)	1,876,846
NetApp, Inc.	157,751	(b)	5,136,373
Novatel Wireless, Inc.	19,893	(b,d)	133,880
Western Digital Corp.	101,757	(b)	3,967,505

Total			94,245,533

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	15,155	(d)	189,286
EMCOR Group, Inc.	27,703	(b,d)	682,325
Fluor Corp.	40,659	(d)	1,891,049

Issuer	Shares		Value(a)
Granite Construction, Inc.	10,464	(d)	316,222
Layne Christensen Co.	3,743	(b,d)	99,976
Michael Baker Corp.	4,389	(b,d)	151,333
Tutor Perini Corp.	19,093	(b,d)	415,273

Total			3,745,464

Consumer Finance (1.4%)
Advance America Cash Advance Centers, Inc.	12,263	(d)	71,371
American Express Co.	351,592		14,506,685
Cash America International, Inc.	6,087	(d)	240,315
Discover Financial Services	217,704		3,243,790
SLM Corp.	136,105	(b,d)	1,704,035

Total			19,766,196

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,134	(b,d)	95,932
Genuine Parts Co.	41,101	(d)	1,736,106

Total			1,832,038

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A	31,820	(b)	1,950,248
Corinthian Colleges, Inc.	18,404	(b,d)	323,726
Pre-Paid Legal Services, Inc.	2,356	(b,d)	89,175
Regis Corp.	12,609	(d)	235,536
Sotheby’s	8,543		265,602

Total			2,864,287

Diversified Financial Services (3.6%)
Bank of America Corp.	2,036,202		36,346,206
Citigroup, Inc.	2,689,560	(b)	10,892,718
IntercontinentalExchange, Inc.	5,052	(b)	566,733
KKR Financial Holdings LLC	305,901		2,511,447

Total			50,317,104

Diversified Telecommunication Services (3.9%)
AT&T, Inc.	1,433,132	(d)	37,032,131
CenturyTel, Inc.	60,778	(d)	2,155,188
Verizon Communications, Inc.	495,710		15,376,924

Total			54,564,243

Electric Utilities (1.1%)
Edison International	57,826		1,975,914
Exelon Corp.	98,576	(d)	4,318,615
FirstEnergy Corp.	77,401		3,025,605
Progress Energy, Inc.	58,808	(d)	2,314,683
Southern Co.	132,234	(d)	4,384,879

Total			16,019,696

Electrical Equipment (0.3%)
Emerson Electric Co.	62,608	(d)	3,151,687
EnerSys	12,968	(b,d)	319,791
GrafTech International Ltd.	29,415	(b,d)	402,103

Total			3,873,581

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.	109,672	(b,d)	3,771,620
Anixter International , Inc.	12,237	(b,d)	573,303
Benchmark Electronics, Inc.	14,352	(b,d)	297,660
Corning, Inc.	26,328		532,089
Insight Enterprises, Inc.	23,189	(b,d)	332,994
Jabil Circuit, Inc.	52,679		852,873
Littelfuse, Inc.	6,599	(b,d)	250,828
Methode Electronics, Inc.	15,895	(d)	157,361
Plexus Corp.	3,484	(b,d)	125,529
SYNNEX Corp.	8,317	(b,d)	245,851
Tyco Electronics Ltd.	74,271	(c)	2,040,967

Total			9,181,075

Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	42,202	(d)	1,976,742
Basic Energy Services, Inc.	15,314	(b,d)	118,071
BJ Services Co.	75,028		1,605,599
Bristow Group, Inc.	3,412	(b,d)	128,735
Cal Dive International, Inc.	8,878	(b)	65,076
CARBO Ceramics, Inc.	4,919	(d)	306,650
Complete Production Services, Inc.	14,615	(b,d)	168,803
Diamond Offshore Drilling, Inc.	17,497	(d)	1,553,909
Dril-Quip, Inc.	5,902	(b,d)	359,078
Ensco PLC, ADR	41,064	(c)	1,838,846
FMC Technologies, Inc.	48,337	(b,d)	3,124,020
Gulfmark Offshore, Inc., Class A	6,113	(b,d)	162,300
Halliburton Co.	53,437		1,610,057
Key Energy Services, Inc.	39,876	(b,d)	381,015
Lufkin Industries, Inc.	7,780	(d)	615,787
Matrix Service Co.	10,309	(b,d)	110,925
Nabors Industries Ltd.	89,602	(b,c,d)	1,758,887
National Oilwell Varco, Inc.	69,309		2,812,559
Noble Corp.	9,518	(b,c)	398,043
Parker Drilling Co.	59,414	(b,d)	292,911
Rowan Companies, Inc.	47,606	(b,d)	1,385,811
Smith International, Inc.	18,764		803,474
TETRA Technologies, Inc.	18,177	(b,d)	222,123
Weatherford International Ltd.	29,126	(b,c)	461,938
Willbros Group, Inc.	12,022	(b,d)	144,384

Total			22,405,743

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	9,489	(d)	297,955
Ingles Markets, Inc., Class A	8,288	(d)	124,569
Nash Finch Co.	2,657	(d)	89,408
Ruddick Corp.	8,450	(d)	267,358
SUPERVALU, Inc.	86,025	(d)	1,434,897
The Pantry, Inc.	9,949	(b,d)	124,263
Walgreen Co.	101,189		3,753,100
Wal-Mart Stores, Inc.	368,410		20,483,595
Whole Foods Market, Inc.	62,368	(b,d)	2,254,603
Winn-Dixie Stores, Inc.	23,608	(b,d)	294,864

Total			29,124,612

Food Products (0.8%)
American Italian Pasta Co., Class A	3,727	(b,d)	144,868
Archer-Daniels-Midland Co.	91,059		2,631,606

Issuer	Shares		Value(a)
Cal-Maine Foods, Inc.	7,538		255,463
Chiquita Brands International, Inc.	10,501	(b)	165,181
ConAgra Foods, Inc.	81,504	(d)	2,043,305
Darling International, Inc.	20,481	(b,d)	183,510
Dean Foods Co.	47,605	(b,d)	746,922
Fresh Del Monte Produce, Inc.	16,966	(b,c,d)	343,562
General Mills, Inc.	25,515		1,806,207
Hormel Foods Corp.	20,230	(d)	849,862
Sanderson Farms, Inc.	4,681	(d)	250,948
Sara Lee Corp.	123,365		1,718,474

Total			11,139,908

Gas Utilities (0.2%)
New Jersey Resources Corp.	7,487	(d)	281,212
Nicor, Inc.	17,869	(d)	749,068
ONEOK, Inc.	23,255		1,061,591
The Laclede Group, Inc.	5,287	(d)	178,278

Total			2,270,149

Health Care Equipment & Supplies (1.3%)
Abaxis, Inc.	7,184	(b,d)	195,333
Becton Dickinson and Co.	39,572	(d)	3,115,504
CareFusion Corp.	41,228	(b)	1,089,656
CR Bard, Inc.	8,989	(d)	778,627
ev3, Inc.	22,525	(b,d)	357,247
Intuitive Surgical, Inc.	14,983	(b,d)	5,216,032
Medtronic, Inc.	115,943		5,220,913
Sirona Dental Systems, Inc.	4,303	(b,d)	163,643
St. Jude Medical, Inc.	11,784	(b)	483,733
Stryker Corp.	38,383		2,196,275

Total			18,816,963

Health Care Providers & Services (3.6%)
Aetna, Inc.	117,495		4,125,249
AMERIGROUP Corp.	18,663	(b,d)	620,358
Cardinal Health, Inc.	160,973	(d)	5,799,857
Centene Corp.	17,888	(b,d)	430,028
CIGNA Corp.	175,296		6,412,328
Coventry Health Care, Inc.	47,432	(b,d)	1,172,519
Emergency Medical Services Corp., Class A	3,025	(b)	171,064
Express Scripts, Inc.	21,315	(b)	2,169,014
HealthSpring, Inc.	28,351	(b,d)	498,978
Humana, Inc.	11,189	(b)	523,310
Kindred Healthcare, Inc.	27,742	(b,d)	500,743
Magellan Health Services, Inc.	16,925	(b,d)	735,899
McKesson Corp.	36,855		2,422,111
Molina Healthcare, Inc.	11,390	(b,d)	286,686
RehabCare Group, Inc.	4,590	(b,d)	125,169
Sun Healthcare Group, Inc.	11,451	(b,d)	109,243
Triple-S Management Corp., Class B	12,156	(b,c,d)	215,769
UnitedHealth Group, Inc.	433,331		14,156,923
Universal American Financial Corp.	12,166	(b,d)	187,356
WellCare Health Plans, Inc.	13,459	(b,d)	401,078
WellPoint, Inc.	138,631	(b)	8,925,064

Total			49,988,746

Issuer	Shares		Value(a)
Health Care Technology (—%)
Eclipsys Corp.	8,911	(b,d)	177,151

Hotels, Restaurants & Leisure (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.	12,982	(d)	605,480
Wyndham Worldwide Corp.	92,220	(d)	2,372,821

Total			2,978,301

Household Durables (0.8%)
American Greetings Corp., Class A	14,339	(d)	298,825
DR Horton, Inc.	148,086		1,865,884
Harman International Industries, Inc.	19,346	(b)	905,006
KB Home	29,637	(d)	496,420
Lennar Corp., Class A	73,437	(d)	1,263,851
National Presto Industries, Inc.	2,241	(d)	266,477
Newell Rubbermaid, Inc.	83,217	(d)	1,264,898
Pulte Group, Inc.	183,098	(b,d)	2,059,853
Tupperware Brands Corp.	17,483	(d)	843,030
Whirlpool Corp.	27,298	(d)	2,381,750

Total			11,645,994

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.	53,632		1,883,020
The AES Corp.	209,142	(b)	2,300,562

Total			4,183,582

Industrial Conglomerates (3.2%)
3M Co.	106,811		8,926,195
General Electric Co.	1,751,339		31,874,369
Seaboard Corp.	195	(d)	253,325
Textron, Inc.	65,096	(d)	1,381,988
Tyco International Ltd.	65,539	(c)	2,506,867

Total			44,942,744

Insurance (6.4%)
AFLAC, Inc.	137,829		7,482,736
American Physicians Capital, Inc.	2,569	(d)	82,080
Amerisafe, Inc.	11,339	(b,d)	185,619
AmTrust Financial Services, Inc.	8,321	(d)	116,078
Argo Group International Holdings Ltd.	6,158	(c,d)	200,689
Assurant, Inc.	58,511		2,011,608
Berkshire Hathaway, Inc., Class B	90,495	(b)	7,354,529
Chubb Corp.	141,073		7,314,635
Cincinnati Financial Corp.	31,518	(d)	910,870
CNA Surety Corp.	6,309	(b,d)	112,237
Conseco, Inc.	94,345	(b,d)	586,826
Employers Holdings, Inc.	19,591	(d)	290,926
Flagstone Reinsurance Holdings Ltd.	9,026	(c,d)	103,438
FPIC Insurance Group, Inc.	3,393	(b,d)	91,984
Hartford Financial Services Group, Inc.	123,843		3,519,618
Horace Mann Educators Corp.	20,251	(d)	304,980
Lincoln National Corp.	116,519		3,577,133
Max Capital Group Ltd.	11,769	(c,d)	270,569
Meadowbrook Insurance Group, Inc.	21,843	(d)	172,560
MetLife, Inc.	88,212		3,823,108
Montpelier Re Holdings Ltd.	17,595	(c,d)	295,772

Issuer	Shares		Value(a)
National Financial Partners Corp.	20,492	(b,d)	288,937
Platinum Underwriters Holdings Ltd.	27,107	(c)	1,005,128
Principal Financial Group, Inc.	140,243	(d)	4,096,498
ProAssurance Corp.	10,681	(b,d)	625,266
Prudential Financial, Inc.	96,211		5,820,766
Safety Insurance Group, Inc.	6,515	(d)	245,420
SeaBright Insurance Holdings, Inc.	7,564	(d)	83,280
The Allstate Corp.	385,541		12,456,830
The Progressive Corp.	312,846		5,972,230
The Travelers Companies, Inc.	321,459		17,339,498
Torchmark Corp.	30,449	(d)	1,629,326
Tower Group, Inc.	7,998	(d)	177,316
Unum Group	52,131	(d)	1,291,285
Zenith National Insurance Corp.	7,112	(d)	272,532

Total			90,112,307

Internet & Catalog Retail (0.3%)
NutriSystem, Inc.	9,333	(d)	166,221
priceline.com, Inc.	17,595	(b,d)	4,486,725

Total			4,652,946

Internet Software & Services (0.4%)
EarthLink, Inc.	62,369	(d)	532,631
eBay, Inc.	157,185	(b,d)	4,236,136
ModusLink Global Solutions, Inc.	26,578	(b,d)	224,053

Total			4,992,820

IT Services (1.2%)
Automatic Data Processing, Inc.	77,179		3,432,150
Ciber, Inc.	42,960	(b,d)	160,670
Cognizant Technology Solutions Corp., Class A	138,863	(b)	7,079,236
Computer Sciences Corp.	39,922	(b)	2,175,350
Convergys Corp.	65,189	(b,d)	799,217
CSG Systems International, Inc.	10,800	(b,d)	226,368
Heartland Payment Systems, Inc.	10,258	(d)	190,799
Ness Technologies, Inc.	19,488	(b,c,d)	122,969
SAIC, Inc.	69,260	(b)	1,225,902
TeleTech Holdings, Inc.	7,313	(b,d)	124,906
Total System Services, Inc.	11,825	(d)	185,180
Unisys Corp.	6,305	(b,d)	219,981
Wright Express Corp.	10,210	(b,d)	307,525

Total			16,250,253

Leisure Equipment & Products (0.2%)
Brunswick Corp.	20,157	(d)	321,907
Eastman Kodak Co.	183,677	(b,d)	1,063,490
JAKKS Pacific, Inc.	21,478	(b,d)	280,288
Mattel, Inc.	35,382		804,587
Polaris Industries, Inc.	2,814	(d)	143,964

Total			2,614,236

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.	45,786	(b)	2,393,234

Issuer	Shares		Value(a)
Machinery (1.4%)
Caterpillar, Inc.	93,753	(d)	5,892,375
Chart Industries, Inc.	12,577	(b,d)	251,540
Eaton Corp.	12,806		970,311
EnPro Industries, Inc.	3,957	(b,d)	115,070
Flowserve Corp.	14,136		1,558,777
Force Protection, Inc.	45,049	(b)	271,195
Illinois Tool Works, Inc.	58,488		2,769,991
Ingersoll-Rand PLC	67,807	(c)	2,364,430
Mueller Industries, Inc.	12,339	(d)	330,562
NACCO Industries, Inc., Class A	4,002	(d)	296,748
Nordson Corp.	10,205	(d)	693,124
Stanley Black & Decker, Inc.	42,366		2,432,232
The Manitowoc Co., Inc.	78,386	(d)	1,019,018

Total			18,965,373

Media (1.8%)
CBS Corp., Class B	254,833	(d)	3,552,372
Gannett Co., Inc.	104,953	(d)	1,733,824
Meredith Corp.	24,578		845,729
National CineMedia, Inc.	7,947	(d)	137,165
News Corp., Class A	410,912		5,921,242
The New York Times Co., Class A	32,923	(b)	366,433
The Walt Disney Co.	291,065		10,161,079
Viacom, Inc., Class B	84,655	(b)	2,910,439
WorldSpace, Inc., Cl A	146,291	(b,d)	2,728

Total			25,631,011

Metals & Mining (1.8%)
AK Steel Holding Corp.	50,070		1,144,600
Alcoa, Inc.	236,989	(d)	3,374,723
Allegheny Technologies, Inc.	35,590	(d)	1,921,504
AM Castle & Co.	12,753	(d)	166,809
Brush Engineered Materials, Inc.	5,342	(b,d)	120,569
Century Aluminum Co.	10,906	(b,d)	150,067
Freeport-McMoRan Copper & Gold, Inc.	150,134	(d)	12,542,195
Haynes International, Inc.	3,353	(d)	119,132
Horsehead Holding Corp.	22,367	(b,d)	264,825
Kaiser Aluminum Corp.	3,984	(d)	153,663
Nucor Corp.	8,103	(d)	367,714
Olympic Steel, Inc.	7,466	(d)	243,765
RTI International Metals, Inc.	8,041	(b,d)	243,884
Timminco Ltd.	277,094	(b,c,d)	223,749
United States Steel Corp.	65,777	(d)	4,178,155
Worthington Industries, Inc.	17,984	(d)	310,943

Total			25,526,297

Multiline Retail (0.7%)
Dillard’s, Inc., Class A	12,866	(d)	303,638
Family Dollar Stores, Inc.	64,912	(d)	2,376,428
JC Penney Co., Inc.	25,080		806,824
Macy’s, Inc.	96,323	(d)	2,096,952
Nordstrom, Inc.	76,963	(d)	3,143,938
Sears Holdings Corp.	7,002	(b,d)	759,227

Total			9,487,007

Issuer	Shares		Value(a)
Multi-Utilities (0.4%)
Consolidated Edison, Inc.	40,087	(d)	1,785,475
DTE Energy Co.	24,751		1,103,895
PG&E Corp.	53,593	(d)	2,273,415

Total			5,162,785

Oil, Gas & Consumable Fuels (10.8%)
ATP Oil & Gas Corp.	13,472	(b,d)	253,408
Bill Barrett Corp.	8,097	(b,d)	248,659
Chevron Corp.	797,714		60,490,652
ConocoPhillips	641,415		32,821,205
CVR Energy, Inc.	8,108	(b,d)	70,945
Exxon Mobil Corp.	258,017	(d)	17,281,978
Gran Tierra Energy, Inc.	42,156	(b,c)	248,720
Hess Corp.	73,718		4,611,061
Knightsbridge Tankers Ltd.	6,119	(c)	103,656
Marathon Oil Corp.	336,284		10,640,025
McMoRan Exploration Co.	22,729	(b)	332,525
Murphy Oil Corp.	45,793		2,573,109
Occidental Petroleum Corp.	106,026		8,963,438
Patriot Coal Corp.	12,380	(b)	253,295
Penn Virginia Corp.	6,514	(d)	159,593
Petroleum Development Corp.	8,544	(b,d)	197,964
Pioneer Natural Resources Co.	21,027	(d)	1,184,241
Rosetta Resources, Inc.	14,521	(b,d)	341,970
Stone Energy Corp.	9,098	(b,d)	161,490
Sunoco, Inc.	58,832	(d)	1,747,899
Swift Energy Co.	9,331	(b)	286,835
Tesoro Corp.	85,935	(d)	1,194,497
USEC, Inc.	49,943	(b,d)	288,171
Valero Energy Corp.	265,322	(d)	5,226,843
Western Refining, Inc.	19,486	(b,d)	107,173
World Fuel Services Corp.	19,820	(d)	528,005

Total			150,317,357

Paper & Forest Products (0.2%)
Clearwater Paper Corp.	3,559	(b,d)	175,281
International Paper Co.	8,977		220,924
MeadWestvaco Corp.	80,159	(d)	2,048,063
Schweitzer-Mauduit International, Inc.	5,299	(d)	252,020

Total			2,696,288

Personal Products (—%)
Nu Skin Enterprises, Inc., Class A	12,546	(d)	365,089

Pharmaceuticals (10.6%)
Abbott Laboratories	205,759		10,839,384
Bristol-Myers Squibb Co.	229,878		6,137,743
Eli Lilly & Co.	112,225	(d)	4,064,790
Forest Laboratories, Inc.	128,182	(b)	4,019,788
Impax Laboratories, Inc.	9,362	(b)	167,393
Johnson & Johnson	621,960		40,551,792
King Pharmaceuticals, Inc.	61,372	(b)	721,735
Merck & Co., Inc.	677,285		25,296,595
Par Pharmaceutical Companies, Inc.	11,919	(b,d)	295,591
Pfizer, Inc.	3,304,916	(e)	56,679,308
Questcor Pharmaceuticals, Inc.	16,876	(b,d)	138,889
Viropharma, Inc.	20,708	(b,d)	282,250

Total			149,195,258

Issuer	Shares		Value(a)
Professional Services (0.1%)
Administaff, Inc.	9,901	(d)	211,287
Heidrick & Struggles International, Inc.	7,331	(d)	205,488
Kelly Services, Inc., Class A	15,660	(b,d)	260,896
Korn/Ferry International	14,884	(b,d)	262,703
SFN Group, Inc.	17,075	(b,d)	136,771
TrueBlue, Inc.	19,857	(b,d)	307,783

Total			1,384,928

Real Estate Investment Trusts (REITs) (1.0%)
American Capital Agency Corp.	3,831	(d)	98,074
Anworth Mtge Asset Corp.	24,681	(d)	166,350
Boston Properties, Inc.	22,392	(d)	1,689,252
Capstead Mortgage Corp.	40,775	(d)	487,669
Entertainment Properties Trust	10,717	(d)	440,790
Equity Residential	44,575	(d)	1,745,111
Medical Properties Trust, Inc.	20,442	(d)	214,232
MFA Financial, Inc.	43,879	(d)	322,949
NorthStar Realty Finance Corp.	22,633	(d)	95,285
Simon Property Group, Inc.	63,925	(d)	5,363,308
Ventas, Inc.	34,545		1,640,197
Vornado Realty Trust	25,310	(d)	1,915,967

Total			14,179,184

Road & Rail (0.8%)
Arkansas Best Corp.	10,823	(d)	323,391
CSX Corp.	94,170		4,793,253
Norfolk Southern Corp.	81,488		4,554,364
Ryder System, Inc.	23,177	(d)	898,341

Total			10,569,349

Semiconductors & Semiconductor Equipment (1.1%)
Amkor Technology, Inc.	36,899	(b,d)	260,876
Atheros Communications, Inc.	19,417	(b,d)	751,632
Broadcom Corp., Class A	29,591	(d)	981,829
Cavium Networks, Inc.	9,170	(b,d)	227,966
MEMC Electronic Materials, Inc.	52,775	(b,d)	809,041
Micron Technology, Inc.	395,701	(b,d)	4,111,333
Monolithic Power Systems, Inc.	9,292	(b,d)	207,212
NetLogic Microsystems, Inc.	10,140	(b,d)	298,420
NVIDIA Corp.	38,082	(b,d)	661,865
OmniVision Technologies, Inc.	19,650	(b,d)	337,587
Power Integrations, Inc.	4,793	(d)	197,472
Sigma Designs, Inc.	12,679	(b,d)	148,725
Silicon Image, Inc.	72,130	(b,d)	217,833
Skyworks Solutions, Inc.	25,704	(b,d)	400,982
Teradyne, Inc.	18,491	(b,d)	206,544
Texas Instruments, Inc.	219,606	(d)	5,373,759
Volterra Semiconductor Corp.	6,878	(b,d)	172,638

Total			15,365,714

Software (3.2%)
ArcSight, Inc.	4,588	(b,d)	129,152
Blackbaud, Inc.	6,622	(d)	166,808

Issuer	Shares		Value(a)
Concur Technologies, Inc.	6,139	(b)	251,760
JDA Software Group, Inc.	6,854	(b)	190,678
Microsoft Corp.	1,189,769		34,824,539
MicroStrategy, Inc., Class A	2,510	(b,d)	213,526
Oracle Corp.	101,500		2,607,535
Parametric Technology Corp.	12,076	(b)	217,972
Pegasystems, Inc.	5,548	(d)	205,276
Red Hat, Inc.	26,247	(b)	768,250
Salesforce.com, Inc.	51,481	(b,d)	3,832,760
Sourcefire, Inc.	5,519	(b,d)	126,661
SuccessFactors, Inc.	11,788	(b)	224,444
Take-Two Interactive Software, Inc.	24,772	(b,d)	244,004
Taleo Corp., Class A	8,540	(b,d)	221,271
TIBCO Software, Inc.	28,881	(b,d)	311,626
Ultimate Software Group, Inc.	4,948	(b,d)	163,037

Total			44,699,299

Specialty Retail (2.4%)
Abercrombie & Fitch Co., Class A	15,882	(d)	724,854
AnnTaylor Stores Corp.	9,141	(b,d)	189,219
Asbury Automotive Group, Inc.	18,325	(b)	243,723
AutoNation, Inc.	12,774	(b,d)	230,954
AutoZone, Inc.	9,860	(b)	1,706,667
Bed Bath & Beyond, Inc.	21,427	(b,d)	937,646
Best Buy Co., Inc.	74,524		3,170,251
Big 5 Sporting Goods Corp.	8,568	(d)	130,405
Brown Shoe Co., Inc.	11,210	(d)	173,531
Collective Brands, Inc.	12,794	(b,d)	290,936
Dress Barn, Inc.	21,079	(b,d)	551,427
Genesco, Inc.	9,723	(b,d)	301,510
Group 1 Automotive, Inc.	9,910	(b,d)	315,733
Gymboree Corp.	3,759	(b,d)	194,077
hhgregg, Inc.	5,707	(b,d)	144,045
Home Depot, Inc.	287,985	(d)	9,316,315
Hot Topic, Inc.	31,608	(b,d)	205,452
Jo-Ann Stores, Inc.	11,689	(b,d)	490,704
Jos A Bank Clothiers, Inc.	4,536	(b,d)	247,892
Limited Brands, Inc.	110,035	(d)	2,709,062
Lowe’s Companies, Inc.	27,314		662,091
Lumber Liquidators Holdings, Inc.	4,392	(b,d)	117,135
Office Depot, Inc.	87,281	(b)	696,502
OfficeMax, Inc.	19,651	(b,d)	322,669
Pacific Sunwear of California	15,002	(b,d)	79,661
RadioShack Corp.	46,005	(d)	1,041,093
Rent-A-Center, Inc.	20,379	(b,d)	481,963
Sonic Automotive, Inc., Class A	9,105	(b,d)	100,155
Stage Stores, Inc.	11,781	(d)	181,310
The Cato Corp., Class A	11,568	(d)	248,018
The Children’s Place Retail Stores, Inc.	6,548	(b,d)	291,713
The Gap, Inc.	29,963		692,445
The Men’s Wearhouse, Inc.	18,901	(d)	452,490
The Sherwin-Williams Co.	34,033	(d)	2,303,353
The Wet Seal, Inc., Class A	41,566	(b,d)	197,854
Tiffany & Co.	27,533	(d)	1,307,542
TJX Companies, Inc.	24,217	(d)	1,029,707
Urban Outfitters, Inc.	41,080	(b,d)	1,562,272

Total			34,042,376

Issuer	Shares		Value(a)
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	8,198	(d)	323,985
Crocs, Inc.	23,031	(b,d)	201,982
Deckers Outdoor Corp.	3,472	(b,d)	479,136
Fossil, Inc.	10,988	(b,d)	414,687
Fuqi International, Inc.	2,935	(b,c,d)	31,992
Jones Apparel Group, Inc.	39,808		757,148
Nike, Inc., Class B	66,620		4,896,569
Polo Ralph Lauren Corp.	13,800	(d)	1,173,552
Skechers USA, Inc., Class A	8,040	(b,d)	292,013
The Warnaco Group, Inc.	9,924	(b,d)	473,474
VF Corp.	4,459		357,389

Total			9,401,927

Thrifts & Mortgage Finance (—%)
Federal Home Loan Mortgage Corp.	61,112	(b,d)	77,612

Tobacco (—%)
Alliance One International, Inc.	30,732	(b,d)	156,426
Universal Corp.	6,500	(d)	342,485

Total			498,911

Trading Companies & Distributors (—%)
Fastenal Co.	4,849		232,704
H&E Equipment Services, Inc.	23,958	(b,d)	258,267
United Rentals, Inc.	13,868	(b,d)	130,082

Total			621,053

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	819,753	(b,d)	3,115,061
Syniverse Holdings, Inc.	17,046	(b,d)	331,886
USA Mobility, Inc.	13,522	(b,d)	171,324

Total			3,618,271

Total Common Stocks (Cost: $1,178,634,363)			$1,318,771,680

Exchange Traded Funds (4.5%)

	Shares		Value(a)
iShares MSCI EAFE Index Fund	357,935	(d)	$20,044,360
iShares MSCI Emerging Markets Index Fund	659,108	(d)	27,761,628
Vanguard Emerging Markets ETF	106,321		4,484,620
Vanguard Europe Pacific ETF	318,814	(d)	11,037,341

Total Exchange Traded Funds (Cost: $59,972,424)			$63,327,949

Money Market Fund (0.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	2,471,189	(f)	$2,471,189

Total Money Market Fund (Cost: $2,471,189)			$2,471,189

Investments of Cash Collateral Received for Securities on Loan (25.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.6%)
Elysian Funding LLC
04-15-10	0.55%	$6,990,803	$6,990,803
Grampian Funding LLC
04-12-10	0.22	9,997,983	9,997,983
Rheingold Securitization
04-22-10	0.27	4,998,838	4,998,838
04-28-10	0.27	9,997,750	9,997,750
Versailles Commercial Paper LLC
04-15-10	0.28	4,998,794	4,998,794

Total			36,984,168

Certificates of Deposit (13.5%)
Australia and New Zealand Bank Group
04-26-10	0.30	2,000,000	2,000,000
05-04-10	0.32	2,450,000	2,450,000
05-24-10	0.31	5,000,000	5,000,000
Banco Popular Caisse d’Epargne
04-08-10	0.28	5,000,000	5,000,000
Banco Popular Espanol
05-04-10	0.34	4,997,163	4,997,163
Banco Santander Central Hispano
04-01-10	0.23	5,000,000	5,000,000
04-06-10	0.30	10,000,000	10,000,000
Banque Federative du Credit Mutuel
04-06-10	0.36	999,094	999,094
06-03-10	0.38	4,995,213	4,995,213
BRED
05-24-10	0.35	4,997,036	4,997,036
Clydesdale Bank
04-06-10	0.26	5,000,000	5,000,000
04-12-10	0.25	5,000,000	5,000,000
04-30-10	0.25	5,497,709	5,497,709
Credit Industrial et Commercial
04-26-10	0.32	4,001,003	4,001,003
Credit Suisse First Boston
04-23-10	0.32	5,000,000	5,000,000
Dexia Bank
04-12-10	0.31	9,997,290	9,997,290
04-26-10	0.33	2,000,000	2,000,000
DZ Bank
04-01-10	0.22	4,999,053	4,999,053
KBC Bank
04-22-10	0.33	10,000,000	10,000,000
Landeskredit Baden-Wuerttemberg-Foerderbank
06-24-10	0.35	10,000,000	10,000,000
Macquarie Bank
04-01-10	0.31	7,499,613	7,499,613
Natixis
04-08-10	0.26	1,999,148	1,999,148
04-16-10	0.26	5,000,000	5,000,000
NyKredit Bank
04-29-10	0.35	5,000,000	5,000,000
06-18-10	0.38	5,000,000	5,000,000
06-22-10	0.38	5,000,000	5,000,000
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	10,000,000	10,000,000
Sumitomo Mitsui Banking
04-19-10	0.29	4,000,000	4,000,000
04-26-10	0.29	5,000,000	5,000,000
05-19-10	0.27	5,000,000	5,000,000
Ulster Bank Ireland Limited
04-01-10	0.29	9,999,517	9,999,517
Unicredito Italiano
05-03-10	0.28	10,000,000	10,000,000
United Overseas Bank
05-26-10	0.30	5,000,000	5,000,000
Versailles Commercial Paper LLC
04-22-10	0.26	4,998,881	4,998,881

Total			190,430,719

Commercial Paper (0.6%)
Citigroup Funding
04-26-10	0.26	4,998,736	4,998,736
Toyota Motor Credit
04-12-10	0.31	2,999,173	2,999,173

Total			7,997,909

Repurchase Agreements (8.7%)(g)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$6,612,642	0.05	6,612,633	6,612,633
Cantor Fitzgerald
dated 03-31-10, matures 04-01-10, repurchase price
$35,000,049	0.05	35,000,000	35,000,000
Morgan Stanley
dated 01-21-10, matures 04-30-10, repurchase price
$10,002,667	0.32	10,000,000	10,000,000
Morgan Stanley
dated 03-04-10, matures 04-30-10, repurchase price
$15,004,625	0.37	15,000,000	15,000,000
Nomura Securities
dated 03-31-10, matures 04-01-10, repurchase price
$25,000,188	0.27	25,000,000	25,000,000
Pershing LLC
dated 03-31-10, matures 04-01-10, repurchase price
$25,000,153	0.22	25,000,000	25,000,000
RBS Securities
dated 03-31-10, matures 04-01-10, repurchase price
$5,000,058	0.42	5,000,000	5,000,000

Total			121,612,633

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $357,025,429)			$357,025,429

Total Investments in Securities (Cost: $1,598,103,405)			$1,741,596,247

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives

Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	88	$25,634,400	June 2010	$148,559
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 1.04% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	At March 31, 2010, investments in securities included securities valued at $2,915,500 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(g)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$415,274
Freddie Mac REMICS	1,026,264
Government National Mortgage Association	5,303,347

Total market value of collateral securities	$6,744,885

Cantor Fitzgerald (0.05%)

Security description	Value (a)

Fannie Mae Grantor Trust	$1,374
Fannie Mae Interest Strip	93,241
Fannie Mae Pool	25,432,694
Fannie Mae REMICS	1,483,659
Fannie Mae Whole Loan	26,402
Federal Home Loan Mortgage Corp	794,449
Freddie Mac Non Gold Pool	3,734,406
Freddie Mac Reference REMIC	48,864
Freddie Mac REMICS	559,944
Freddie Mac Strips	51,939
Ginnie Mae I Pool	578,668
Ginnie Mae II Pool	925,419
Government National Mortgage Association	260,683
United States Treasury Bill	224,275
United States Treasury Inflation Indexed Bonds	40,469
United States Treasury Note/Bond	10
United States Treasury Strip Coupon	1,250,492
United States Treasury Strip Principal	193,013

Total market value of collateral securities	$35,700,001

Morgan Stanley (0.32%)

Security description	Value (a)

Amstel Funding Corp	$900,674
Amsterdam Funding Corp	16,658
Atlantic Asset Securities	3,332
Beethoven Funding Corp	17
Bryant Park Funding LLC	867
BTM Capital Corp	344,958
Can Ast & Can Ltd	228,260
Chesham Financing/Chesham LLC	143,714
Concord Min Capital	178,269
Crown Point Capital	48,067
Fairway Finance Corp.	50
Fannie Mae Pool	70,533
Fannie Mae REMICS	70,526
Fannie Mae Whole Loan	1,027
Federal Home Loan Banks	2,175,280
Federal National Mortgage Association	30,667
FHLMC-GNMA	45
Freddie Mac Gold Pool	9,599
Freddie Mac Non Gold Pool	2,584
Freddie Mac REMICS	2
Galleon Capital Corp	1,667
Ginnie Mae I Pool	60,190
Ginnie Mae II Pool	15,341
Gotham Funding Corp	2,000
Halkin Finance LLC	595,988
LMA LMA Americas	39,985
Manhattan Asset Funding	5,248
Market St Funding Corp	22,976
Nationwide Life Insurance Co	6,833
Nestle Capital Corp	650,572
Paradigm Funding LLC	25,012
Scaldis & Scaldis	961,612
Silver Tower US Fund	666,474
Silver Tower US Funding	250,617
Starbird Funding Corp	12,948
Straight A Funding	38,327
Thames Ast Global Securities	628,653
TSL USA Inc	2,218,705
Victory Receivables	83

Total market value of collateral securities	$10,428,360

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$1,168,459
Accredited Mortgage Loan Trust	62,629
American Express Credit Account Master Trust	33,858
American Express Issuance Trust	34,835
AmeriCredit Automobile Receivables Trust	40,394
BA Credit Card Trust	291,405
Banc of America Commercial Mortgage Inc	577,717
Banc of America Large Loan Inc	186,955
Bank One Issuance Trust	281,897
BMW Vehicle Lease Trust	200,507
Capital Auto Receivables Asset Trust	377,406
Capital One Multi-Asset Execution Trust	527,128
Chase Issuance Trust	589,945
Citibank Credit Card Issuance Trust	399,379
Citifinancial Mortgage Securities Inc	40,155
Citigroup Commercial Mortgage Trust	306,746
Collegiate Funding Services Education Loan Trust I	195,387
Commercial Mortgage Asset Trust	98,704
Commercial Mortgage Pass Through Certificates	120,371
Credit Suisse First Boston Mortgage Securities Corp	86,330
Credit Suisse Mortgage Capital Certificates	330,222
Daimler Chrysler Auto Trust	530,194
DFR Middle Market CLO Ltd	414,699
Education Funding Capital Trust I	177,530
Fannie Mae REMICS	99,726
Fannie Mae Whole Loan	242,493
Federal National Mortgage Association	54,401
FHLMC Structured Pass Through Securities	36,913
Ford Credit Floorplan Master Owner Trust	313,213
GE Business Loan Trust	50,935
GE Capital Credit Card Master Note Trust	424,435
G-FORCE CDO	95,371
Gramercy Real Estate CDO	611,137
Granite Master Issuer PLC	329,807
Granite Mortgages PLC	44,835
HSBC Home Equity Loan Trust	108,126
Hyundai Floorplan Master Owner Trust	170,896
JP Morgan Chase Commercial Mortgage Securities Corp	616,451
LB-UBS Commercial Mortgage Trust	73,122
MBNA Credit Card Master Note Trust	991,022
Merrill Lynch Mortgage Trust	220,093
Morgan Stanley ABS Capital I	18,244
Nelnet Education Loan Funding Inc	80,880
Nelnet Student Loan Trust	398,569
Nissan Auto Lease Trust	120,312
Northstar Education Finance Inc	140,509
Pennsylvania Higher Education Assistance Agency	59,575
Saxon Asset Securities Trust	52,943
SLC Student Loan Trust	124,402
SLM Student Loan Trust	518,224
Victoria Falls CLO Ltd	1,041,556
Wachovia Bank Commercial Mortgage Trust	1,626,207

Total market value of collateral securities	$15,737,249

Nomura Securities (0.27%)

Security description	Value (a)

American Express Credit Account Master Trust	$292,455
BA Credit Card Trust	1,198,883
Banc of America Commercial Mortgage Inc	75,288
Capital One Auto Finance Trust	295,748
Capital One Multi-Asset Execution Trust	65,793
Caterpillar Financial Asset Trust	1,619
CDC Commercial Mortgage Trust	66,049
Chase Issuance Trust	206,426
Citibank Credit Card Issuance Trust	325,904
Citigroup Commercial Mortgage Trust	317,164
Citigroup/Deutsche Bank Commercial Mortgage Trust	1,450,623
College Loan Corp Trust	109,335
Commercial Mortgage Loan Trust	2,371,789
Credit Suisse First Boston Mortgage Securities Corp	18,307
Credit Suisse Mortgage Capital Certificates	914,428
Detroit Edison Securitization Funding LLC	16,183
Discover Card Master Trust	22,381
Fannie Mae Whole Loan	114,344
FHLMC Structured Pass Through Securities	32,898
Ford Credit Auto Owner Trust	46,595
GE Business Loan Trust	52,645
GE Capital Commercial Mortgage Corp	1,070,804
Greenwich Capital Commercial Funding Corp	1,613,987
GS Mortgage Securities Corp II	2,272,309
Harley-Davidson Motorcycle Trust	2,557,001
Honda Auto Receivables Owner Trust	75,721
Household Automotive Trust	4,461
JP Morgan Chase Commercial Mortgage Securities Corp	2,811,061
LB Commercial Conduit Mortgage Trust	293,906
LB-UBS Commercial Mortgage Trust	993,185
MBNA Credit Card Master Note Trust	25,254
MBNA Master Credit Card Trust	2,415,407
Merrill Lynch/Countrywide Commercial Mortgage Trust	63,761
Morgan Stanley Capital I	972,889
Nissan Auto Receivables Owner Trust	1,006
Salomon Brothers Mortgage Securities VII Inc	535,352
SLM Student Loan Trust	606,803
USAA Auto Owner Trust	259,525
Volkswagen Auto Lease Trust	64,290
Wachovia Auto Owner Trust	14,313
Wachovia Bank Commercial Mortgage Trust	976,969
Washington Mutual MSC Mortgage Pass-Through CTFS	30,137
World Omni Auto Receivables Trust	592,671

Total market value of collateral securities	$26,245,669

Pershing LLC (0.22%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$100,354
Fannie Mae Pool	10,092,457
Fannie Mae REMICS	2,423,031
Federal Home Loan Banks	38,250
Federal Home Loan Mortgage Corp	142,278
Federal National Mortgage Association	325,604
Freddie Mac Gold Pool	4,609,498
Freddie Mac Non Gold Pool	216,401
Freddie Mac Reference REMIC	61,712
Freddie Mac REMICS	456,909
Ginnie Mae I Pool	707,199
Ginnie Mae II Pool	283,533
Government National Mortgage Association	908,192
United States Treasury Inflation Indexed Bonds	120,480
United States Treasury Note/Bond	4,618,240
United States Treasury Strip Principal	395,862

Total market value of collateral securities	$25,500,000

RBS Securities (0.42%)

Security description	Value (a)

Accredited Mortgage Loan Trust	$28,767
ACE Securities Corp	57,936
Aegis Asset Backed Securities Trust	42,515
American Express Credit Account Master Trust	106,693
AmeriCredit Automobile Receivables Trust	25,323
Ameriquest Mortgage Securities Inc	48,099
Amortizing Residential Collateral Trust	15,171
BA Credit Card Trust	91,039
Bank of America Auto Trust	1,125
BMW Vehicle Lease Trust	193,020
Capital Auto Receivables Asset Trust	497,613
Capital One Multi-Asset Execution Trust	284,406
Capital One Prime Auto Receivables Trust	10,872
Chase Issuance Trust	201,229
Citibank Credit Card Issuance Trust	219,182
Citigroup Commercial Mortgage Trust	48,518
CNH Equipment Trust	2,468
Countrywide Asset-Backed Certificates	112,742
Credit-Based Asset Servicing and Securitization LLC	59,521
Fifth Third Auto Trust	38,457
First Franklin Mortgage Loan Asset Backed Certificates	107,523
Ford Credit Auto Owner Trust	83,083
Franklin Auto Trust	10,711
GE Business Loan Trust	61,496
Goal Capital Funding Trust	7,111
Green Tree Mortgage Loan Trust	68,054
Greenwich Capital Commercial Funding Corp	167,708
GS Mortgage Securities Corp II	229,400
Hampden CBO Ltd	186,249
Harley-Davidson Motorcycle Trust	20,192
Honda Auto Receivables Owner Trust	10,615
Household Automotive Trust	40,067
Household Credit Card Master Note Trust I	12,478
HSBC Home Equity Loan Trust	366,227
Hyundai Auto Receivables Trust	632
Impac CMB Trust	11,838
John Deere Owner Trust	37,169
JP Morgan Chase Commercial Mortgage Securities Corp	4,747
Keycorp Student Loan Trust	16,378
Massachusetts Educational Financing Authority	31,259
MBNA Credit Card Master Note Trust	501,436
MBNA Master Credit Card Trust	506
Merrill Auto Trust Securitization	387,611
Merrill Lynch/Countrywide Commercial Mortgage Trust	254,522
Morgan Stanley Capital I	7,806
Nelnet Student Loan Trust	172,787
Nissan Auto Lease Trust	80,170
Nissan Auto Receivables Owner Trust	170,851
Petra CRE CDO Ltd	38,395
SLM Student Loan Trust	53,092
Soundview Home Equity Loan Trust	8,412
Structured Asset Investment Loan Trust	16,795

Total market value of collateral securities	$5,250,016

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,318,771,680	$—	$—	$1,318,771,680

Total Equity Securities	1,318,771,680	—	—	1,318,771,680

Other
Exchange Traded Funds	63,327,949	—	—	63,327,949
Affiliated Money Market Fund (b)	2,471,189	—	—	2,471,189
Investments of Cash Collateral Received for Securities on Loan (c)	—	357,025,429	—	357,025,429

Total Other	65,799,138	357,025,429	—	422,824,567

Investments in Securities	1,384,570,818	357,025,429	—	1,741,596,247
Other Financial Instruments (d)	148,559	—	—	148,559

Total	$1,384,719,377	$357,025,429	$—	$1,741,744,806

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Global Bond Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.7%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina (0.2%)
Republic of Argentina
Sr Unsecured
09-12-13	7.00%	$2,622,000		$2,336,580
10-03-15	7.00	300,000		249,000
12-15-35	0.00	4,700,000	(k)	352,500

Total				2,938,080

Australia (1.6%)
Australia & New Zealand Banking Group
(Australian Dollar)
11-08-11	6.50	1,680,000		1,562,447
New South Wales Treasury
(Australian Dollar)
05-01-12	6.00	22,230,000		20,668,011
Telstra
Sr Unsecured
04-01-12	6.38	1,050,000		1,133,154
Westpac Banking
(Australian Dollar) Sr Unsecured
09-24-12	7.25	1,700,000		1,600,308
Woodside Finance
11-10-14	4.50	3,535,000	(d)	3,612,816

Total				28,576,736

Austria (1.5%)
Republic of Austria
(European Monetary Unit)
07-15-14	4.30	18,075,000		26,575,992

Belgium (2.1%)
Fortis Bank
(European Monetary Unit) Sr Unsecured
05-30-14	4.50	1,910,000		2,715,611
Kingdom of Belgium
(European Monetary Unit)
03-28-11	3.50	4,925,000		6,833,868
09-28-12	5.00	18,635,000		27,445,180

Total				36,994,659

Bermuda (0.1%)
Bacardi
Sr Nts
04-01-14	7.45	810,000	(d)	926,127

	Coupon	Principal
Issuer	rate	amount		Value(a)
Brazil (2.0%)
Banco Nacional de Desenvolvimento Economico e Social
Sr Unsecured
06-16-18	6.37	1,165,000	(d)	1,234,900
06-10-19	6.50	2,260,000	(d)	2,412,634
Centrais Eletricas Brasileiras
Sr Unsecured
07-30-19	6.88	1,025,000	(d)	1,116,697
Federative Republic of Brazil
01-15-18	8.00	1,471,111		1,714,579
Federative Republic of Brazil
(Brazilian Real)
01-05-16	12.50	2,400,000		1,535,865
Federative Republic of Brazil
Sr Unsecured
10-14-19	8.88	335,000		431,313
01-07-41	5.63	1,000,000		941,250
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-12	10.00	2,178,000		12,231,408
01-01-13	10.00	2,242,900		12,341,503

Total				33,960,149

Canada (2.8%)
Canadian Pacific Railway
(Canadian Dollar) Sr Unsecured
06-15-10	4.90	395,000	(d)	392,044
Cascades
Sr Nts
12-15-17	7.75	2,480,000	(d)	2,504,800
Devon Financing
09-30-11	6.88	355,000		383,049
EnCana
Sr Unsecured
11-01-11	6.30	95,000		101,932
Govt of Canada
(Canadian Dollar)
06-01-18	4.25	6,100,000		6,333,188
Molson Coors Capital Finance
09-22-10	4.85	2,300,000		2,345,887
Nexen
Sr Unsecured
05-15-37	6.40	625,000		630,015
Nova Chemicals
Sr Unsecured
11-01-16	8.38	1,388,000	(d)	1,426,170
11-01-19	8.63	585,000	(d)	601,088
Province of British Columbia
(Canadian Dollar)
06-18-14	5.30	6,140,000		6,589,178
Province of Ontario
(Canadian Dollar)
03-08-14	5.00	11,085,000		11,731,543
Province of Quebec
(Canadian Dollar)
12-01-17	4.50	8,300,000		8,451,778
Royal Bank of Canada
(European Monetary Unit) Sr Unsecured
01-18-13	3.25	2,235,000		3,121,251

	Coupon	Principal
Issuer	rate	amount		Value(a)
Thomson Reuters
Sr Unsecured
04-15-40	5.85	1,750,000		1,702,482
Toronto-Dominion Bank
(European Monetary Unit) Sr Unsecured
05-14-15	5.38	2,100,000		3,159,572

Total				49,473,977

Colombia (0.3%)
Ecopetrol
Sr Unsecured
07-23-19	7.63	855,000		949,050
Republic of Colombia
09-18-37	7.38	1,350,000		1,512,000
Republic of Colombia
Sr Unsecured
03-18-19	7.38	950,000		1,092,500
01-18-41	6.13	1,665,000		1,587,484

Total				5,141,034

Czech Republic (0.1%)
Czech Republic
(Czech Koruna)
06-16-13	3.70	42,800,000		2,370,653

Denmark (0.3%)
Nykredit Realkredit
(Danish Krone)
04-01-28	5.00	30,827,360		5,799,954

El Salvador (—%)
Republic of El Salvador
Sr Unsecured
01-24-23	7.75	760,000	(d)	839,800

France (4.7%)
BNP Paribas
(European Monetary Unit) Sr Sub Nts
12-17-12	5.25	1,965,000		2,864,764
Caisse Refinance Hypothe
(European Monetary Unit)
10-11-10	4.38	3,150,000		4,331,361
Cie de Financement Foncier
(European Monetary Unit)
06-25-10	5.63	3,830,000		5,228,683
Credit Agricole
(European Monetary Unit) Sr Unsecured
06-24-13	6.00	1,950,000		2,928,955
Electricite de France
(European Monetary Unit) Sr Unsecured
02-05-18	5.00	1,450,000		2,139,996
France Telecom
(European Monetary Unit) Sr Unsecured
02-21-17	4.75	3,435,000		5,009,434
Govt of France
(European Monetary Unit)
04-25-12	5.00	3,060,000		4,466,644
04-25-13	4.00	20,785,000		30,160,213
10-25-16	5.00	9,220,000		14,116,610
10-25-19	3.75	6,200,000		8,660,188

	Coupon	Principal
Issuer	rate	amount		Value(a)
Veolia Environnement
(European Monetary Unit) Sr Unsecured
01-16-17	4.38	1,050,000		1,475,452

Total				81,382,300

Germany (5.7%)
Bayerische Landesbank
(Japanese Yen)
04-22-13	1.40	576,000,000		6,234,153
Bundesrepublik Deutschland
(European Monetary Unit)
07-04-10	5.25	1,540,000		2,104,456
01-04-15	3.75	6,100,000		8,848,397
07-04-19	3.50	7,100,000		9,934,727
07-04-27	6.50	15,340,000		28,046,440
07-04-28	4.75	7,710,000		11,804,879
07-04-34	4.75	14,925,000		22,941,162
Landwirtschaftliche Rentenbank
(Australian Dollar)
06-15-11	5.75	4,380,000		4,041,236
Rheinische Hypothekenbank
(European Monetary Unit) Series 803
07-05-10	5.75	4,210,000	(d)	5,756,446

Total				99,711,896

Greece (2.6%)
Hellenic Republic
(European Monetary Unit)
03-20-11	3.80	11,400,000		15,211,199
08-20-12	4.10	16,240,000		21,253,394
Hellenic Republic
(European Monetary Unit) Sr Unsecured
03-20-24	4.70	8,380,000		9,416,163

Total				45,880,756

Indonesia (1.5%)
Govt of Indonesia
(Indonesian Rupiah)
Sr Unsecured Series FR31
11-15-20	11.00	70,820,000,000		8,732,363
Govt of Indonesia
(Indonesian Rupiah)
Sr Unsecured Series FR30
05-15-16	10.75	51,710,000,000		6,274,812
Govt of Indonesia
(Indonesian Rupiah)
07-15-22	10.25	53,607,000,000		6,250,211
Perusahaan Penerbit SBSN
Sr Unsecured
04-23-14	8.80	465,000	(d,o)	544,780
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	2,080,000	(d)	2,314,000
03-13-20	5.88	300,000	(d)	311,259
02-17-37	6.63	1,095,000	(d)	1,116,900
01-17-38	7.75	610,000	(d)	707,600

Total				26,251,925

	Coupon	Principal
Issuer	rate	amount		Value(a)
Ireland (0.1%)
GE Capital UK Funding
(British Pound)
04-26-10	5.88	955,000		1,452,736

Italy (3.1%)
Buoni Poliennali Del Tesoro
(European Monetary Unit)
04-15-12	4.00	6,060,000		8,600,641
08-01-15	3.75	2,410,000		3,419,411
02-01-19	4.25	8,530,000		12,097,427
11-01-26	7.25	12,075,191		21,602,537
11-01-27	6.50	3,300,000		5,510,928
Intesa Sanpaolo
(European Monetary Unit) Sr Unsecured
12-19-13	5.38	1,200,000		1,775,004
Telecom Italia Capital
11-15-13	5.25	370,000		387,547

Total				53,393,495

Japan (10.7%)
Bayer Holding
(Japanese Yen)
06-28-12	1.96	130,000,000		1,404,481
Development Bank of Japan
(Japanese Yen)
06-20-12	1.40	1,227,000,000		13,425,253
Govt of Japan CPI Linked
(Japanese Yen)
03-10-18	1.40	1,209,580,000	(g)	12,685,499
Govt of Japan
(Japanese Yen)
06-20-12	1.40	1,395,600,000		15,327,444
12-20-12	1.00	2,779,500,000		30,333,568
12-20-14	1.30	716,000,000		7,923,542
09-20-17	1.70	2,938,000,000		33,034,051
12-20-22	1.40	1,213,000,000		12,497,611
09-20-24	2.10	150,000,000		1,655,883
12-20-26	2.10	2,883,000,000		31,178,960
09-20-29	2.10	1,075,000,000		11,407,994
12-20-34	2.40	990,000,000		10,867,379
03-20-39	2.30	420,000,000		4,495,874

Total				186,237,539

Kazakhstan (0.1%)
KazMunaiGaz Finance
07-02-18	9.13	750,000	(d)	906,721

Luxembourg (0.2%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	1,996,000	(d)	2,015,748
Gaz Capital for Gazprom
Sr Unsecured
11-22-16	6.21	600,000	(d)	616,500
Gaz Capital
Sr Unsecured
08-16-37	7.29	570,000	(d)	572,850

Total				3,205,098

	Coupon	Principal
Issuer	rate	amount		Value(a)
Malaysia (0.5%)
Petronas Capital
05-22-12	7.00	1,895,000	(d)	2,087,007
05-22-12	7.00	315,000		346,797
08-12-19	5.25	6,025,000	(d)	6,097,691

Total				8,531,495

Mexico (1.6%)
Mexican Fixed Rate Bonds
(Mexican Peso)
12-19-13	8.00	104,600,000		8,920,069
12-17-15	8.00	199,680,000		16,877,986
Pemex Project Funding Master Trust
03-01-18	5.75	1,813,000		1,865,840
Petroleos Mexicanos
05-03-19	8.00	100,000		117,250
United Mexican States
Sr Unsecured
09-27-34	6.75	315,000		346,500

Total				28,127,645

Netherlands (3.6%)
Allianz Finance II
(European Monetary Unit)
11-23-16	4.00	750,000		1,057,788
BMW Finance
(European Monetary Unit)
09-19-13	8.88	1,950,000		3,163,553
Deutsche Telekom Intl Finance
(British Pound)
12-09-10	6.25	1,190,000		1,860,739
Deutsche Telekom Intl Finance
(European Monetary Unit)
01-19-15	4.00	3,755,000		5,275,934
E.ON Intl Finance
(European Monetary Unit)
10-02-17	5.50	1,040,000		1,579,309
Govt of Netherlands
(European Monetary Unit)
07-15-12	5.00	9,920,000		14,554,734
07-15-13	4.25	8,141,000		11,937,748
07-15-16	4.00	6,155,000		8,965,090
ING Groep
(European Monetary Unit) Sr Unsecured
05-31-17	4.75	3,125,000		4,384,392
Nederlandse Waterschapsbank
(British Pound) Sr Unsub
06-07-10	5.38	2,150,000		3,288,659
Rabobank Nederland
(European Monetary Unit) Sr Unsecured
04-04-12	4.13	2,290,000		3,244,785
Telefonica Europe
09-15-10	7.75	3,725,000		3,837,592

Total				63,150,323

	Coupon	Principal
Issuer	rate	amount		Value(a)
New Zealand (0.9%)
Govt of New Zealand
(New Zealand Dollar)
04-15-13	6.50	20,130,000		15,064,822

Norway (1.3%)
Eksportfinans
(British Pound) Sr Unsecured
09-06-10	6.00	3,070,000		4,737,520
Govt of Norway
(Norwegian Krone)
05-16-11	6.00	104,545,000		18,314,255

Total				23,051,775

Philippine Islands (0.3%)
Power Sector Assets & Liabilities Management
05-27-19	7.25	2,600,000	(d)	2,814,500
12-02-24	7.39	200,000	(d)	210,518
Republic of Philippines
Sr Unsecured
01-14-31	7.75	1,645,000	(o)	1,883,525
10-23-34	6.38	300,000		294,000

Total				5,202,543

Poland (1.3%)
Govt of Poland
(Polish Zloty)
04-25-13	5.25	23,790,000		8,485,614
10-25-17	5.25	41,220,000		14,432,937

Total				22,918,551

Qatar (0.3%)
Ras Laffan Liquefied Natural Gas 3
Sr Secured
09-30-14	5.50	890,000	(d)	954,847
State of Qatar
Sr Nts
04-09-19	6.55	1,750,000	(d)	1,981,898
01-20-20	5.25	1,365,000	(d)	1,412,775
01-20-40	6.40	200,000	(d)	209,000

Total				4,558,520

Russia (0.3%)
Russian Federation
03-31-30	7.50	4,638,900	(d)	5,346,332
TransCapitalInvest for Transneft
Secured
03-05-14	5.67	670,000	(d)	702,961

Total				6,049,293

South Africa (0.4%)
Republic of South Africa
(South African Rand) Sr Unsecured
12-21-14	8.75	52,890,000		7,466,896

South Korea (0.6%)
Export-Import Bank of Korea
Sr Unsecured
01-21-14	8.13	3,430,000		3,946,293
01-14-15	5.88	1,820,000		1,963,307

	Coupon	Principal
Issuer	rate	amount	Value(a)
Korea Development Bank
(Japanese Yen) Sr Unsecured
06-28-10	0.87	400,000,000	4,258,412

Total			10,168,012

Spain (2.2%)
AyT Cedulas Cajas Global
(European Monetary Unit)
06-14-18	4.25	4,900,000	6,401,066
Caja de Ahorros y Monte de Piedad de Madrid
(European Monetary Unit)
03-25-11	3.50	5,800,000	7,981,347
Govt of Spain
(European Monetary Unit)
07-30-17	5.50	6,950,000	10,686,105
Instituto de Credito Oficial
(Australian Dollar)
03-08-11	5.50	3,840,000	3,516,863
Santander Intl Debt
(European Monetary Unit) Bank Guaranteed
04-11-11	5.13	5,000,000	6,988,892
Telefonica Emisiones SAU
(European Monetary Unit)
02-02-16	4.38	1,850,000	2,602,619

Total			38,176,892

Supra-National (0.7%)
Corp Andina de Fomento
Sr Unsecured
06-04-19	8.13	2,620,000	3,069,003
European Investment Bank
(British Pound) Sr Unsecured
12-07-11	5.50	5,810,000	9,436,570

Total			12,505,573

Sweden (0.9%)
Govt of Sweden
(Swedish Krona)
05-05-14	6.75	99,540,000	16,238,342

Tunisia (0.2%)
Banque Centrale de Tunisie
(Japanese Yen)
08-02-10	3.30	360,000,000	3,848,365

Turkey (0.3%)
Republic of Turkey
04-03-18	6.75	696,000	758,640
06-05-20	7.00	1,330,000	1,463,000
03-17-36	6.88	1,010,000	1,020,100
Republic of Turkey
Sr Unsecured
07-14-17	7.50	950,000	1,083,000
11-07-19	7.50	225,000	256,500

Total			4,581,240

	Coupon	Principal
Issuer	rate	amount		Value(a)
United Kingdom (3.4%)
MetLife of Connecticut
(Japanese Yen)
05-24-12	0.93	400,000,000	(j)	4,043,646
SABMiller
Sr Unsecured
01-15-14	5.70	3,340,000	(d)	3,649,190
07-15-18	6.50	1,500,000	(d)	1,663,676

United Kingdom Treasury
(British Pound)
03-07-19	4.50	8,500,000		13,542,390
03-07-25	5.00	2,565,000		4,164,463
12-07-27	4.25	6,000,000		8,922,439
03-07-36	4.25	4,860,000		7,071,562
12-07-38	4.75	6,200,000		9,781,070
12-07-49	4.25	4,150,000		6,062,090

Total				58,900,526

United States (37.6%)
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (AGM)
07-06-12	5.49	553,267	(l)	556,274
Anadarko Petroleum
Sr Unsecured
03-15-14	7.63	705,000		810,505
Anheuser-Busch InBev Worldwide
01-15-14	7.20	2,595,000	(d)	2,972,905
Ashland
06-01-17	9.13	605,000	(d,o)	677,600
AT&T
Sr Unsecured
02-15-39	6.55	7,875,000		8,278,531
Ball
09-01-16	7.13	90,000		95,625
03-15-18	6.63	500,000		512,500
09-01-19	7.38	95,000		100,106
09-15-20	6.75	813,000		821,130
Bank of America
(British Pound) Sr Unsecured
02-02-11	0.71	2,850,000	(j)	4,258,892
Bank of America
Sr Unsecured
05-01-18	5.65	7,245,000		7,335,752
BellSouth
Sr Unsecured
10-15-11	6.00	2,525,000		2,702,656
BMW Vehicle Lease Trust
Series 2009-1 Cl A2
04-15-11	2.04	3,664,063		3,676,327
Brocade Communications Systems
Sr Secured
01-15-18	6.63	250,000	(d)	253,750
01-15-20	6.88	219,000	(d)	223,380
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	2,445,000	(d)	2,665,050
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	1,690,000		1,927,940

	Coupon	Principal
Issuer	rate	amount		Value(a)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	2,575,000		2,711,120
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.00	3,980,000	(d)	4,228,749
Chesapeake Energy
06-15-15	6.38	375,000		368,438
01-15-16	6.63	1,065,000		1,043,700
Chrysler Financial Lease Trust
Series 2010-A Cl A2
06-15-11	1.78	4,600,000	(d)	4,598,064
CIT Group
Sr Secured
05-01-16	7.00	2,660,000		2,453,850
Citibank Credit Card Issuance Trust
(European Monetary Unit) Series 2001-A4 Cl A4
04-10-13	5.38	3,550,000		4,898,182
CitiFinancial Auto Issuance Trust
Series 2009-1 Cl A2
11-15-12	1.83	15,250,000	(d)	15,265,721
Citigroup Commercial Mtge Trust
Series 2005-C3 Cl A1
05-15-43	4.39	87,354	(f)	87,283
Citigroup
(European Monetary Unit) Sr Unsecured
08-02-19	5.00	1,905,000		2,541,141
Citigroup
Sr Unsecured
05-15-18	6.13	2,495,000		2,549,364
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.23	1,075,000	(f)	1,130,984
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	2,450,000		3,042,589
Clorox
Sr Unsecured
03-01-13	5.00	55,000		59,336
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	5,731,000		6,398,639
Comcast
03-15-11	5.50	3,450,000		3,595,434
07-01-39	6.55	3,920,000		4,056,643
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.54	450,000	(d,f,j)	389,759
ConAgra Foods
Sr Unsecured
09-15-11	6.75	250,000		268,645
Credit Suisse First Boston Mtge Securities
Series 2002-CKS4 Cl A1
11-15-36	4.49	566,508	(f)	574,799
Credit Suisse First Boston Mtge Securities
Series 2004-C1 Cl A4
01-15-37	4.75	4,225,000	(f)	4,335,395

	Coupon	Principal
Issuer	rate	amount		Value(a)
Credit Suisse First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	108,782	(f)	108,337
Credit Suisse First Boston Mtge Securities
Series 2005-C4 Cl A1
08-15-38	4.77	168,079	(f)	167,968
Cricket Communications
Sr Secured
05-15-16	7.75	986,000		1,022,975
Crown Americas LLC/Capital
11-15-15	7.75	500,000		520,000
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	930,000	(d)	991,613
02-15-19	8.63	495,000	(d)	540,788
DaVita
03-15-13	6.63	2,315,000		2,329,469
Del Monte
10-15-19	7.50	1,110,000	(d)	1,164,113
Denbury Resources
04-01-13	7.50	1,120,000		1,131,200
03-01-16	9.75	885,000		973,500
Detroit Edison
Sr Secured
10-01-13	6.40	2,375,000		2,663,047
DISH DBS
10-01-14	6.63	1,906,000		1,920,295
02-01-16	7.13	1,160,000		1,181,750
Dominion Resources
Sr Unsecured Series F
08-01-33	5.25	5,075,000		5,366,005
Dow Chemical
(European Monetary Unit) Sr Unsecured
05-27-11	4.63	1,505,000		2,084,721
Dow Chemical
Sr Unsecured
05-15-19	8.55	4,630,000		5,601,100
Dr Pepper Snapple Group
12-21-11	1.70	4,230,000		4,237,732
05-01-18	6.82	1,000,000		1,142,409
DTE Energy
Sr Unsecured
06-01-11	7.05	375,000		395,249
05-15-14	7.63	3,275,000		3,725,787
Duke Energy Indiana
1st Mtge
08-15-38	6.35	1,770,000		1,900,304
Duke Energy
Sr Unsecured
02-01-14	6.30	2,200,000		2,450,785
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	2,125,000	(d,l)	2,062,971
El Paso
Sr Unsecured
12-12-13	12.00	1,305,000		1,523,588
06-15-14	6.88	410,000		418,365
ERAC USA Finance LLC
10-15-37	7.00	2,965,000	(d)	3,056,746

	Coupon	Principal
Issuer	rate	amount		Value(a)
Exelon
Sr Unsecured
06-15-10	4.45	2,350,000		2,367,578
Federal Home Loan Mtge Corp #A11799
08-01-33	6.50	66,271	(f)	72,941
Federal Home Loan Mtge Corp #A15881
11-01-33	5.00	591,709	(f)	616,091
Federal Home Loan Mtge Corp #C02873
05-01-37	6.50	1,638,492	(f)	1,783,933
Federal Home Loan Mtge Corp #E01377
05-01-18	4.50	302,402	(f)	317,286
Federal Home Loan Mtge Corp #E91326
09-01-17	6.50	63,165	(f)	68,480
Federal Home Loan Mtge Corp #E99967
10-01-18	5.00	342,696	(f)	365,625
Federal Home Loan Mtge Corp #G01535
04-01-33	6.00	557,716	(f)	613,988
Federal Natl Mtge Assn
10-15-14	4.63	10,950,000		11,892,521
11-15-30	6.63	7,850,000		9,381,284
Federal Natl Mtge Assn #254632
02-01-18	5.50	818,807	(f)	882,882
Federal Natl Mtge Assn #254686
04-01-18	5.50	952,743	(f)	1,029,085
Federal Natl Mtge Assn #254722
05-01-18	5.50	503,838	(f)	544,210
Federal Natl Mtge Assn #255079
02-01-19	5.00	2,980,777	(f)	3,180,965
Federal Natl Mtge Assn #255377
08-01-34	7.00	286,879	(f)	319,072
Federal Natl Mtge Assn #440730
12-01-28	6.00	393,528	(f)	429,572
Federal Natl Mtge Assn #555417
05-01-33	6.00	665,906	(f)	724,703
Federal Natl Mtge Assn #555528
04-01-33	6.00	1,099,318	(f)	1,194,322
Federal Natl Mtge Assn #555531
06-01-33	5.50	1,583,225	(f)	1,680,221
Federal Natl Mtge Assn #555734
07-01-23	5.00	372,407	(f)	388,454
Federal Natl Mtge Assn #555740
08-01-18	4.50	168,511	(f)	177,456
Federal Natl Mtge Assn #555851
01-01-33	6.50	2,461,671	(f)	2,719,800
Federal Natl Mtge Assn #575487
04-01-17	6.50	173,676	(f)	189,631
Federal Natl Mtge Assn #621581
12-01-31	6.50	217,438	(f)	244,192
Federal Natl Mtge Assn #631315
02-01-17	5.50	103,379	(f)	111,555
Federal Natl Mtge Assn #639965
08-01-17	6.00	368,498	(f)	400,693
Federal Natl Mtge Assn #640996
05-01-32	7.50	190,875	(f)	216,304
Federal Natl Mtge Assn #646147
06-01-32	7.00	130,312	(f)	148,329
Federal Natl Mtge Assn #652284
08-01-32	6.50	139,395	(f)	154,012
Federal Natl Mtge Assn #653145
07-01-17	6.00	65,288	(f)	71,073

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #654121
09-01-17	6.00	253,583	(f)	275,837
Federal Natl Mtge Assn #655589
08-01-32	6.50	583,592	(f)	655,397
Federal Natl Mtge Assn #666424
08-01-32	6.50	121,422	(f)	134,154
Federal Natl Mtge Assn #670461
11-01-32	7.50	75,912	(f)	86,025
Federal Natl Mtge Assn #684595
03-01-33	6.00	380,257	(f)	413,120
Federal Natl Mtge Assn #687583
04-01-33	6.00	1,274,814	(f)	1,390,696
Federal Natl Mtge Assn #688034
03-01-33	5.50	167,897	(f)	179,841
Federal Natl Mtge Assn #688691
03-01-33	5.50	247,052	(f)	262,188
Federal Natl Mtge Assn #720786
09-01-33	5.50	778,743	(f)	826,452
Federal Natl Mtge Assn #725162
02-01-34	6.00	1,212,956	(f)	1,316,265
Federal Natl Mtge Assn #725232
03-01-34	5.00	577,636	(f)	599,344
Federal Natl Mtge Assn #725424
04-01-34	5.50	3,155,950	(f)	3,349,299
Federal Natl Mtge Assn #735029
09-01-13	5.32	483,212	(f)	511,585
Federal Natl Mtge Assn #735591
06-01-35	5.00	5,458,762	(f)	5,655,377
Federal Natl Mtge Assn #735883
03-01-33	6.00	3,904,241	(f)	4,326,020
Federal Natl Mtge Assn #739474
10-01-33	5.50	377,836	(f)	404,565
Federal Natl Mtge Assn #741850
09-01-33	5.50	1,133,707	(f)	1,203,163
Federal Natl Mtge Assn #745257
01-01-36	6.00	1,327,868	(f)	1,431,304
Federal Natl Mtge Assn #745275
02-01-36	5.00	2,491,701	(f)	2,577,554
Federal Natl Mtge Assn #745283
01-01-36	5.50	3,646,518	(f,q)	3,855,108
Federal Natl Mtge Assn #748110
10-01-33	6.50	1,382,411	(f,q)	1,523,913
Federal Natl Mtge Assn #753507
12-01-18	5.00	1,026,864	(f)	1,094,951
Federal Natl Mtge Assn #755498
11-01-18	5.50	642,120	(f)	691,802
Federal Natl Mtge Assn #756799
11-01-33	6.50	336,376	(f)	370,651
Federal Natl Mtge Assn #756844
02-01-19	5.00	243,950	(f)	259,876
Federal Natl Mtge Assn #757299
09-01-19	4.50	1,705,455	(f,q)	1,792,875
Federal Natl Mtge Assn #759336
01-01-34	6.00	2,845,266	(f)	3,139,607
Federal Natl Mtge Assn #765946
02-01-34	5.50	4,815,905	(f)	5,110,952
Federal Natl Mtge Assn #783646
06-01-34	5.50	462,697	(f)	490,032
Federal Natl Mtge Assn #791393
10-01-19	5.50	1,308,268	(f)	1,412,280

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #794298
09-01-19	5.50	1,015,961	(f)	1,096,733
Federal Natl Mtge Assn #886292
07-01-36	7.00	2,401,837	(f)	2,666,101
Federal Natl Mtge Assn #888120
10-01-35	5.00	4,675,359	(f)	4,836,452
Federal Natl Mtge Assn #933478
03-01-23	5.00	4,454,786	(f)	4,704,298
Federal Natl Mtge Assn #948012
11-01-37	6.00	8,616,862	(f)	9,167,665
Florida Power
1st Mtge
06-15-18	5.65	1,200,000		1,299,318
06-15-38	6.40	1,735,000		1,886,910
04-01-40	5.65	2,050,000		2,001,822
Forest Oil
02-15-14	8.50	1,085,000		1,144,675
GE Capital Commercial Mtge
Series 2005-C1 Cl A5
06-10-48	4.77	500,000	(f)	497,259
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	1,066,840	(d,f)	1,122,448
General Electric Capital
Sr Unsecured
01-08-20	5.50	6,275,000		6,390,464
01-10-39	6.88	2,130,000		2,297,439
Georgia-Pacific LLC
05-01-16	8.25	1,170,000	(d)	1,275,300
Goldman Sachs Group
(European Monetary Unit) Sr Unsecured
05-02-18	6.38	1,125,000		1,688,001
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	1,580,000		1,800,833
Govt Natl Mtge Assn #604708
10-15-33	5.50	426,165	(f)	454,384
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	74.97	77,324	(f,e)	1,135
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	2,325,000	(f)	2,356,225
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	500,000	(f)	515,267
Greenwich Capital Commercial Funding
Series 2007-GG9 Cl A4
03-10-39	5.44	7,050,000	(f)	6,856,113
Greif
Sr Unsecured
02-01-17	6.75	625,000		634,375
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.08	2,400,000	(d,f,j)	1,979,697

	Coupon	Principal
Issuer	rate	amount		Value(a)
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	6.00	1,475,000	(f)	179,536
GTP Towers Issuer LLC
02-15-15	4.44	1,600,000	(d)	1,604,376
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-1 Cl A4
04-19-34	4.76	3,398,217	(f,j)	3,131,211
HCA
Sr Secured
02-15-17	9.88	1,210,000	(d)	1,318,900
09-15-20	7.25	2,565,000	(d)	2,603,475
HCA
Sr Secured Pay-in-kind
11-15-16	9.63	42,000	(h)	44,993
Hertz Vehicle Financing LLC
Series 2009-2A Cl A1
03-25-14	4.26	5,100,000	(d)	5,251,879
HJ Heinz Finance
07-15-11	6.63	1,605,000		1,710,028
INVISTA
Sr Unsecured
05-01-12	9.25	1,427,000	(d)	1,444,838
Jarden
05-01-16	8.00	1,270,000		1,330,325
JPMorgan Chase & Co
Sr Unsecured
04-23-19	6.30	2,975,000		3,272,861
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	2,354,479	(f)	2,426,334
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	129,367	(f)	132,725
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	1,625,000	(f)	1,692,877
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	566,605	(f)	567,706
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP2 Cl A3
07-15-42	4.70	1,800,000	(f)	1,832,773
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP5 Cl A4
12-15-44	5.18	5,000,000	(f)	5,176,587
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	2,650,000	(f)	2,779,971
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP7 Cl ASB
04-15-45	5.87	2,800,000	(f)	2,917,884
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	3,150,000	(f)	3,142,643
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.40	1,700,000	(d,f)	335,998

	Coupon	Principal
Issuer	rate	amount		Value(a)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	1,430,000		1,522,950
Kansas Gas & Electric
1st Mtge
06-15-19	6.70	1,000,000	(d)	1,125,294
Kerr-McGee
09-15-11	6.88	2,605,000		2,816,969
Kraft Foods
Sr Unsecured
02-19-14	6.75	305,000		343,217
08-11-17	6.50	1,165,000		1,301,952
02-01-18	6.13	7,655,000		8,377,554
L-3 Communications
07-15-13	6.13	960,000		974,400
L-3 Communications
Series B
10-15-15	6.38	1,719,000		1,764,124
Lamar Media
01-01-13	7.25	625,000		629,688
04-01-14	9.75	540,000		589,950
08-15-15	6.63	1,120,000		1,087,800
LBI Escrow
Sr Secured
11-01-17	8.00	631,000	(d,p)	653,085
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	650,000	(f)	638,422
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	925,000	(f)	992,570
LB-UBS Commercial Mtge Trust
Series 2007-C7 Cl A3
09-15-45	5.87	2,950,000	(f)	2,943,387
Lear
03-15-18	7.88	746,000		752,528
03-15-20	8.13	408,000	(o)	413,610
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	2,530,000	(b,i)	597,713
Mellon Funding
(British Pound)
11-08-11	6.38	1,240,000		1,999,132
Merrill Lynch & Co
(British Pound) Sr Unsub
09-24-10	5.13	700,000		1,068,120
Metropolitan Life Global Funding 1
(British Pound) Sr Secured
01-27-11	4.63	1,720,000		2,650,265
MGM MIRAGE
Sr Secured
11-15-17	11.13	950,000	(d)	1,066,375
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	1,415,000	(d,o)	1,365,475
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	986,269		1,009,743

	Coupon	Principal
Issuer	rate	amount		Value(a)
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	690,000	(f)	686,738
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.97	775,000	(f)	835,858
Morgan Stanley
(British Pound) Sr Unsecured
04-11-11	7.50	1,785,000		2,831,379
Morgan Stanley
(European Monetary Unit) Sr Unsecured
10-02-17	5.50	2,475,000		3,470,202
Morgan Stanley
Sr Unsecured
04-01-18	6.63	610,000		650,613
Nalco
Sr Nts
05-15-17	8.25	1,877,000	(d)	1,989,620
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	3,400,000	(e)	375,205
Nevada Power
08-01-18	6.50	1,625,000		1,779,221
Nevada Power
Series O
05-15-18	6.50	1,200,000		1,311,767
New Communications Holdings
Sr Nts
04-15-15	7.88	270,000	(d,p)	276,750
04-15-17	8.25	676,000	(d,p)	683,605
04-15-20	8.50	552,000	(d,p)	560,280
News America
01-09-38	6.75	1,190,000		1,248,026
Nextel Communications
Series D
08-01-15	7.38	1,430,000		1,358,500
Nielsen Finance LLC
08-01-14	10.00	670,000		701,825
NiSource Finance
09-15-17	5.25	4,700,000		4,723,635
Norfolk Southern
Sr Unsecured
04-01-18	5.75	350,000		375,679
Northern States Power
1st Mtge Series B
08-28-12	8.00	1,635,000		1,871,019
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	2,515,000		2,901,156
04-15-17	5.95	3,125,000		3,396,204
NRG Energy
02-01-16	7.38	4,195,000		4,163,538
Omnicare
12-15-13	6.75	2,114,000		2,124,570

	Coupon	Principal
Issuer	rate	amount		Value(a)
Oshkosh
03-01-17	8.25	497,000	(d)	516,880
03-01-20	8.50	361,000	(d)	375,440
Pacific Gas & Electric
Sr Unsecured
01-15-40	5.40	1,435,000		1,350,648
PacifiCorp
1st Mtge
09-15-13	5.45	850,000		931,920
10-15-37	6.25	1,425,000		1,523,620
01-15-39	6.00	1,480,000		1,521,661
Petrohawk Energy
08-01-14	10.50	1,800,000		1,986,750
Potomac Electric Power
1st Mtge
04-15-14	4.65	890,000		943,201
PPL Electric Utilities
1st Mtge
11-30-13	7.13	9,275,000		10,747,329
Progress Energy
Sr Unsecured
03-01-11	7.10	1,045,000		1,098,974
03-15-14	6.05	2,870,000		3,158,294
12-01-39	6.00	1,240,000		1,211,942
Quicksilver Resources
08-01-15	8.25	920,000		938,400
QVC
Sr Secured
04-15-17	7.13	1,098,000	(d)	1,104,863
10-15-20	7.38	1,098,000	(d)	1,103,490
Qwest Communications Intl
04-01-18	7.13	1,210,000	(d)	1,249,325
Qwest
Sr Unsecured
10-01-14	7.50	350,000		382,375
Range Resources
05-15-16	7.50	1,115,000		1,148,450
05-15-19	8.00	2,385,000		2,545,988
Regal Cinemas
07-15-19	8.63	810,000	(o)	852,525
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	436,341		411,369
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	842,000	(d)	869,365
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	6,700,000		6,725,928
SandRidge Energy
06-01-18	8.00	885,000	(d)	840,750
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.28	3,039,817	(j,l)	3,004,862
SBA Telecommunications
08-15-16	8.00	740,000	(d)	778,850
08-15-19	8.25	240,000	(d)	255,600
SCANA
Sr Unsecured
05-15-11	6.88	655,000		691,493

	Coupon	Principal
Issuer	rate	amount		Value(a)
Select Medical
02-01-15	7.63	3,020,000		2,876,549
Sierra Pacific Power
Series M
05-15-16	6.00	11,116,000		12,083,825
Southern California Gas
1st Mtge
03-15-14	5.50	1,900,000		2,067,194
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	11,898,000	(d)	12,392,587
Speedway Motorsports
06-01-16	8.75	1,280,000		1,360,000
Sprint Capital
01-30-11	7.63	169,000		173,859
Sprint Nextel
Sr Unsecured
08-15-17	8.38	775,000		778,875
Tampa Electric
Sr Unsecured
05-15-18	6.10	1,805,000		1,956,810
TCM Sub LLC
01-15-15	3.55	2,730,000	(d)	2,707,583
Toledo Edison
Sr Secured
05-15-37	6.15	1,650,000		1,663,586
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	7,255,000		8,154,206
Transcontinental Gas Pipeline
Sr Unsecured
06-15-18	6.05	1,000,000		1,088,492
TransDigm
07-15-14	7.75	600,000	(d)	612,000
tw telecom holdings
Sr Nts
03-01-18	8.00	746,000	(d)	759,055
U.S. Treasury
06-30-11	1.13	23,550,000		23,721,114
10-31-11	1.00	2,545,000		2,553,849
07-15-12	1.50	6,695,000		6,747,301
03-31-15	2.50	15,392,000		15,348,748
06-30-16	3.25	3,000,000		3,033,750
02-15-20	3.63	11,910,000		11,707,161
08-15-23	6.25	27,500,000		33,047,274
11-15-39	4.38	6,610,000		6,250,581
United States Steel
Sr Nts
04-01-20	7.38	601,000		597,995
US Cellular
Sr Unsecured
12-15-33	6.70	483,000		468,078
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	5,740,000		6,249,999
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	3,329,000		3,578,755

	Coupon	Principal
Issuer	rate	amount		Value(a)
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	3,675,000		3,898,605
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	2,450,000		2,516,330
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	925,000	(f)	949,504
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl A3
03-15-45	5.56	2,500,000	(f)	2,629,813
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	1,200,000	(f)	1,231,104
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	1,200,000	(f)	1,248,454
Wachovia Bank Commercial Mtge Trust
Series 2006-C29 Cl A4
11-15-48	5.31	2,702,500	(f)	2,683,120
Wells Fargo & Co
(British Pound) Sr Unsecured
11-30-10	4.75	4,010,000		6,185,528
Wells Fargo & Co
(European Monetary Unit) Sr Unsecured
11-03-16	4.13	1,150,000		1,582,909
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	6,503,578	(f)	6,053,657
Windstream
08-01-16	8.63	1,329,000		1,358,903
03-15-19	7.00	90,000		83,925
World Omni Auto Receivables Trust
Series 2010-A Cl A4
05-15-15	2.21	1,000,000		1,007,300

Total				655,023,283

Uruguay (0.2%)
Republic of Uruguay
11-18-22	8.00	1,485,000		1,767,150
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	1,700,000		1,925,250

Total				3,692,400

Venezuela (0.4%)
Petroleos de Venezuela
10-28-16	5.13	600,000		358,460
04-12-17	5.25	2,890,000		1,777,350
Republic of Venezuela
02-26-16	5.75	2,450,000		1,776,250
Republic of Venezuela
Sr Unsecured
05-07-23	9.00	4,034,000		2,995,245

Total				6,907,305

	Coupon	Principal
Issuer	rate	amount	Value(a)
Total Bonds (Cost: $1,624,998,854)			$1,686,183,428

Senior Loans (0.1%)(m)

	Coupon	Principal
Borrower	rate	amount		Value(a)
United States (0.1%)
FairPoint Communications
Tranche B Term Loan
03-31-15	0.00%	$1,574,734	(b)	$1,294,337

Total Senior Loans (Cost: $899,728)				$1,294,337

Money Market Fund (1.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	25,907,643	(n)	$25,907,643

Total Money Market Fund (Cost: $25,907,643)			$25,907,643

Investments of Cash Collateral Received for Securities on Loan (0.3%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	4,772,023		$4,772,023

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,772,023)			$4,772,023

Total Investments in Securities (Cost: $1,656,578,248)(r)			$1,718,157,431

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Euro-Bobl, 5-year	32	$5,060,478	June 2010	$11,980
Euro-Bund, 10-year	22	3,665,394	June 2010	18,675
Japanese Govt Bond, 10-year	20	29,572,101	June 2010	(233,747)
U.S. Treasury Note, 5-year	(81)	(9,302,344)	July 2010	88,472
U.S. Treasury Note, 10-year	(2)	(232,500)	June 2010	2,278
U.S. Treasury Ultra Bond, 30-year	(37)	(4,438,844)	June 2010	92,445

Total				$(19,897)

Forward Foreign Currency Contracts Open at March 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

April 6, 2010	167,770	153,828	$—	$(101)
	Australian Dollar	U.S. Dollar
April 6, 2010	915	74	—	—
	Mexican Peso	U.S. Dollar
April 6, 2010	938	665	—	(1)
	New Zealand Dollar	U.S. Dollar
April 7, 2010	4,233	577	—	(5)
	South African Rand	U.S. Dollar
April 8, 2010	314,000	425,596	1,473	—
	European Monetary Unit	U.S. Dollar
April 20, 2010	10,344,995	10,645,000	136,700	—
	U.S. Dollar	Canadian Dollar
April 23, 2010	10,018,028	17,782,000	—	(67,140)
	U.S. Dollar	Brazilian Real
April 26, 2010	900,000	1,379,700	14,035	—
	British Pound	U.S. Dollar
April 26, 2010	24,303,869	22,680,049	—	(375,347)
	Swiss Franc	U.S. Dollar
April 26, 2010	22,680,049	137,120,000	377,351	—
	U.S. Dollar	Norwegian Krone
April 27, 2010	60,195,691	5,447,710,000	—	(1,914,079)
	U.S. Dollar	Japanese Yen
May 6, 2010	9,298,092	116,970,000	133,832	—
	U.S. Dollar	Mexican Peso
May 7, 2010	21,435,000	15,249,173	—	(71,942)
	Singapore Dollar	U.S. Dollar
May 7, 2010	17,524,655	799,650,000	263,535	—
	U.S. Dollar	Indian Rupee

Total			$926,926	$(2,428,615)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $144,374,667 or 8.28% of net assets.

(e)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)	This position is in bankruptcy.

(j)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(k)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(l)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
(m)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(o)	At March 31, 2010, security was partially or fully on loan.

(p)	At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,129,000.

(q)	At March 31, 2010, investments in securities included securities valued at $1,364,871 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $1,656,578,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$84,406,000
Unrealized depreciation	(22,827,000)

Net unrealized appreciation	$61,579,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$892,225,952	$—	$892,225,952
U.S. Government Obligations & Agencies	102,409,777	21,273,805	—	123,683,582
Asset-Backed Securities	—	45,228,860	5,799,954	51,028,814
Commercial Mortgage-Backed Securities	—	56,657,123	—	56,657,123
Residential Mortgage-Backed Securities	—	119,527,616	—	119,527,616
Corporate Debt Securities
Life Insurance	—	7,034,658	4,043,646	11,078,304
All Other Industries (a)	—	431,982,037	—	431,982,037

Total Bonds	102,409,777	1,573,930,051	9,843,600	1,686,183,428

Other
Senior Loans	—	1,294,337	—	1,294,337
Affiliated Money Market Fund (b)	25,907,643	—	—	25,907,643
Investments of Cash Collateral Received for Securities on Loan (c)	4,772,023	—	—	4,772,023

Total Other	30,679,666	1,294,337	—	31,974,003

Investments in Securities	133,089,443	1,575,224,388	9,843,600	1,718,157,431
Other Financial Instruments (d)	(19,897)	(1,501,689)	—	(1,521,586)

Total	$133,069,546	$1,573,722,699	$9,843,600	$1,716,635,845

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed	Corporate Debt
	Securitites	Securities	Total

Balance as of Dec. 31, 2009	$6,606,406	$4,032,667	$10,639,073
Accrued discounts/premiums	72	28,673	28,745
Realized gain (loss)	20,722	—	20,722
Change in unrealized appreciation (depreciation)*	(327,003)	(17,694)	(344,697)
Net purchases (sales)	(500,243)	—	(500,243)
Transfers in and/or out of Level 3	—	—	—

Balance as of March 31, 2010	$5,799,954	$4,043,646	$9,843,600

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $39,099, which is comprised of Asset-Backed Securities of $37,873 and Corporate Debt Securities of $1,226.

Portfolio of Investments
RiverSource VP — Global Inflation Protected Securities Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.4%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Australia (2.4%)
Govt of Australia Index-Linked
(Australian Dollar)
08-20-15	4.00%	7,449,375	(g)	$11,252,154
08-20-20	4.00	11,616,938	(g)	16,849,882
09-20-25	3.00	7,992,720	(g)	7,579,139
Queensland Treasury
(Australian Dollar)
05-14-10	5.50	27,015,000		24,840,298

Total				60,521,473

Brazil (0.3%)
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	1,150,000		6,327,848
Canada (3.0%)
Govt of Canada
(Canadian Dollar)
12-01-21	4.25	12,468,060	(g)	16,190,986
12-01-26	4.25	32,839,626	(g)	45,810,711
12-01-31	4.00	8,816,080	(g)	12,721,149

Total				74,722,846

France (11.6%)
Govt of France
(European Monetary Unit)
07-25-12	3.00	79,282,440	(g)	117,071,008
07-25-15	1.60	36,271,620	(g)	52,201,032
07-25-20	2.25	62,084,988	(g)	92,124,762
07-25-23	2.10	10,527,600	(g)	15,264,986
07-25-29	3.40	5,881,150	(g)	10,564,553

Total				287,226,341

Germany (1.8%)
Deutsche Bundesrepublik Inflation-Linked
(European Monetary Unit)
04-15-16	1.50	14,155,505	(g)	20,268,995
04-15-20	1.75	17,119,510	(g)	24,542,938

Total				44,811,933

Greece (1.7%)
Hellenic Republic Inflation-Linked
(European Monetary Unit)
07-25-30	2.30	13,685,880	(g)	13,284,403
Hellenic Republic Inflation-Linked
(European Monetary Unit) Sr Unsecured
07-25-25	2.90	25,003,000	(g)	28,031,002

Total				41,315,405

	Coupon	Principal
Issuer	rate	amount		Value(a)
Italy (9.2%)
Buoni Poliennali Del Tesoro
(European Monetary Unit)
09-15-10	0.95	7,164,698	(g)	9,817,911
09-15-17	2.10	47,006,960	(g)	66,749,175
Buoni Poliennali Del Tesoro
(European Monetary Unit) Sr Unsecured
09-15-14	2.15	41,732,448	(g)	60,276,554
09-15-23	2.60	16,266,630	(g)	23,154,533
09-15-35	2.35	47,416,672	(g)	67,538,997

Total				227,537,170

Japan (0.7%)
Govt of Japan CPI-Linked
(Japanese Yen) Sr Unsecured
06-10-15	0.50	817,632,000	(g)	8,323,607
06-10-16	1.00	897,300,000	(g)	9,287,060

Total				17,610,667

Mexico (1.2%)
Mexican Fixed Rate Bonds
(Mexican Peso)
12-17-15	8.00	358,230,000		30,279,451
Sweden (1.0%)
Govt of Sweden Inflation-Linked
(Swedish Krona)
12-01-28	3.50	118,930,000	(h)	25,988,858
United Kingdom (17.4%)
United Kingdom Gilt Inflation-Linked
(British Pound)
08-16-13	2.50	14,700,000	(h)	60,217,692
07-26-16	2.50	18,710,000	(h)	85,806,140
04-16-20	2.50	18,590,000	(h)	85,766,471
07-17-24	2.50	6,900,000	(h)	28,129,024
11-22-27	1.25	20,435,506	(g)	33,351,618
07-22-30	4.13	13,450,000	(h)	52,821,731
11-22-37	1.13	29,144,482	(g)	49,071,659
11-22-47	0.75	14,158,665	(g)	22,987,692
11-22-55	1.25	7,936,110	(g)	15,603,686

Total				433,755,713

United States (46.1%)
Carrington Mtge Loan Trust
Series 2006-RFC1 Cl A2
05-25-36	0.35	$4,993,343	(e)	4,839,084
Chrysler Financial Lease Trust
Series 2010-A Cl A2
06-15-11	1.78	16,400,000	(d)	16,393,098
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Cl A22
07-25-36	0.34	4,212,498	(e)	4,134,848
Federal Home Loan Banks
03-19-13	2.15	3,500,000		3,502,660

	Coupon	Principal
Issuer	rate	amount		Value(a)
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-40 Cl A
11-16-28	2.29	6,500,000	(f)	6,524,869
Greenwich Capital Commercial Funding
Series 2007-GG9 Cl A4
03-10-39	5.44	9,600,000	(f)	9,335,985
Jefferies & Co
Collateralized Mtge Obligation
Series 2010-R1 Cl 2A1
03-26-36	0.38	2,007,614	(d,e)	1,898,136
LB-UBS Commercial Mtge Trust
Series 2007-C7 Cl A3
09-15-45	5.87	9,850,000	(b,f)	9,827,918
Structured Asset Securities
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.30	2,518,831	(e)	2,410,593
Target Credit Card Master Trust
Series 2005-1 Cl A
10-27-14	0.31	7,500,000	(e)	7,443,951
U.S. Treasury
03-31-15	2.50	1,435,000	(b)	1,430,968
02-15-20	3.63	735,000	(b)	722,482
02-15-40	4.63	1,320,000	(b)	1,301,025
U.S. Treasury Inflation-Indexed Bond
04-15-11	2.38	24,560,550	(b,g)	25,357,724
01-15-12	3.38	23,183,610	(b,g)	24,814,734
04-15-12	2.00	45,911,960	(b,g)	48,091,020
07-15-12	3.00	24,100,400	(b,g)	25,963,678
04-15-13	0.63	25,626,500	(b,g)	26,121,819
07-15-13	1.88	31,851,090	(b,g)	33,703,664
01-15-14	2.00	34,591,110	(b,g)	36,732,809
04-15-14	1.25	33,714,794	(b,g)	34,851,153
07-15-14	2.00	59,868,062	(b,g)	63,695,969
01-15-15	1.63	5,673,450	(b,g)	5,927,612
07-15-15	1.88	50,125,050	(b,g)	53,052,579
01-15-16	2.00	49,123,350	(b,g)	52,122,558
07-15-16	2.50	31,917,288	(b,g)	34,873,212
01-15-17	2.38	34,422,815	(b,g)	37,172,737
07-15-17	2.63	27,702,835	(b,g)	30,450,337
01-15-18	1.63	28,130,512	(b,g)	28,781,897
07-15-18	1.38	32,152,000	(b,g)	32,178,125
01-15-19	2.13	47,853,893	(b,g)	50,412,823
07-15-19	1.88	3,044,190	(b,g)	3,136,093
01-15-20	1.38	24,076,378	(b,g)	23,605,456
01-15-25	2.38	78,448,598	(b,g)	82,128,330
01-15-26	2.00	27,290,750	(b,g)	27,150,895
01-15-27	2.38	59,197,787	(b,g)	61,702,114
01-15-28	1.75	39,299,980	(b,g)	37,206,929
04-15-28	3.63	28,454,019	(b,g)	34,693,086
01-15-29	2.50	54,695,930	(b,g)	57,821,596
04-15-29	3.88	56,962,231	(b,g)	72,305,226
04-15-32	3.38	4,272,240	(g)	5,181,309
02-15-40	2.13	28,057,736	(b,g)	27,817,471

Total				1,146,818,572

Total Bonds (Cost: $2,395,191,926)				$2,396,916,277

Money Market Fund (3.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	81,020,265	(i)	$81,020,265

Total Money Market Fund (Cost: $81,020,265)			$81,020,265

Investments of Cash Collateral Received for Securities on Loan (19.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.5%)
Belmont Funding LLC
04-12-10	0.48%	$4,997,933	$4,997,933
Elysian Funding LLC
04-15-10	0.55	14,980,292	14,980,292
Rheingold Securitization
04-28-10	0.27	7,998,200	7,998,200
Versailles Commercial Paper LLC
04-12-10	0.23	9,998,019	9,998,019

Total			37,974,444

Certificates of Deposit (15.7%)
Australia and New Zealand Bank Group
04-26-10	0.30	4,000,000	4,000,000
04-27-10	0.29	5,000,000	5,000,000
05-04-10	0.32	5,000,000	5,000,000
05-24-10	0.31	5,000,000	5,000,000
Banco di Brescia
04-12-10	0.31	2,999,199	2,999,199
Banco Popular Caisse d’Epargne
04-08-10	0.28	5,000,000	5,000,000
Banco Popular Espanol
04-26-10	0.35	4,997,085	4,997,085
05-04-10	0.34	4,997,163	4,997,163
Banco Santander Central Hispano
04-01-10	0.23	2,000,000	2,000,000
04-16-10	0.30	10,000,000	10,000,000
04-19-10	0.31	10,000,000	10,000,000
Bank of Austria
04-05-10	0.28	4,998,756	4,998,756
Banque Federative du Credit Mutuel
04-01-10	0.32	4,997,157	4,997,157
04-06-10	0.36	499,547	499,547
04-19-10	0.35	4,995,691	4,995,691
05-10-10	0.35	1,498,693	1,498,693
05-18-10	0.32	3,996,838	3,996,838
Caisse Centrale du Credit Immobilier de France
04-09-10	0.27	4,998,838	4,998,838
Caisse des Depots
05-19-10	0.24	4,997,035	4,997,035
Caixa Geral de Deposit
04-08-10	0.35	5,000,000	5,000,000
Clydesdale Bank
04-06-10	0.26	5,000,000	5,000,000
04-12-10	0.25	15,000,000	15,000,000
Credit Agricole
04-01-10	0.18	11,000,000	11,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Credit Suisse
04-23-10	0.32	5,000,000	5,000,000
Dexia Bank
04-12-10	0.31	12,496,612	12,496,612
04-30-10	0.33	7,497,938	7,497,938
DZ Bank
04-01-10	0.22	4,999,053	4,999,053
Fortis Bank
04-06-10	0.28	5,000,000	5,000,000
Hong Kong Shanghai Bank
04-06-10	0.22	15,000,000	15,000,000
KBC Bank
04-22-10	0.33	10,000,000	10,000,000
Landesbank Hessen Thuringen
04-01-10	0.28	20,000,000	20,000,000
Landeskredit Baden-Wuerttemberg-Foerderbank
06-24-10	0.35	10,000,000	10,000,000
Macquarie Bank
04-01-10	0.31	2,499,871	2,499,871
Mitsubishi UFJ Trust and Banking
06-03-10	0.28	5,000,000	5,000,000
Natixis
04-08-10	0.25	1,999,570	1,999,570
04-16-10	0.26	5,000,000	5,000,000
Norinchukin Bank
04-08-10	0.22	4,999,053	4,999,053
04-19-10	0.27	10,000,000	10,000,000
NyKredit Bank
04-06-10	0.44	10,000,000	10,000,000
04-29-10	0.35	5,000,000	5,000,000
06-22-10	0.38	4,000,000	4,000,000
Overseas Chinese Banking Corp
05-11-10	0.27	5,000,000	5,000,000
Pohjola Bank
06-15-10	0.33	9,991,574	9,991,574
Rabobank Group
04-01-10	0.22	20,000,000	20,000,000
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	10,000,000	10,000,000
Societe Generale
04-01-10	0.17	20,000,000	20,000,000
State Development Bank of NorthRhine-Westphalia
04-01-10	0.21	20,000,000	20,000,000
Sumitomo Mitsui Banking
04-19-10	0.29	10,000,000	10,000,000
04-22-10	0.27	5,000,000	5,000,000
05-12-10	0.27	5,000,000	5,000,000
Ulster Bank Ireland Limited
04-01-10	0.29	9,999,517	9,999,517
Unicredit BK
04-06-10	0.30	5,000,000	5,000,000
Unicredito Italiano
05-17-10	0.30	5,000,000	5,000,000

Total			389,459,190

Repurchase Agreements (2.2%)(j)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$5,319,544	0.05	5,319,537	5,319,537

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Goldman Sachs
dated 03-31-10, matures 04-30-10, repurchase price
$25,004,583	0.22	25,000,000	25,000,000
Morgan Stanley
dated 01-21-10, matures 04-30-10, repurchase price
$15,004,000	0.32	15,000,000	15,000,000
Nomura Securities
dated 03-31-10, matures 04-01-10, repurchase price
$10,000,075	0.27	10,000,000	10,000,000

Total			55,319,537

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $482,753,171)			$482,753,171

Total Investments in Securities (Cost:$2,958,965,362)(k)			$2,960,689,713

Investments in Derivatives
At March 31, 2010, $2,906,116 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

United Kingdom Long GILT, 10-year	500	$87,066,507	June 2010	$233,429
U.S. Long Bond, 20-year	(194)	(22,528,250)	June 2010	296,771
U.S. Treasury Note, 2-year	(937)	(203,285,083)	July 2010	377,326
U.S. Treasury Note, 5-year	(615)	(70,628,906)	July 2010	309,977
U.S. Treasury Note, 10-year	666	77,422,500	June 2010	(407,650)
U.S. Treasury Ultra Bond, 30-year	64	7,678,000	June 2010	(596)

Total				$809,257

Forward Foreign Currency Contracts Open at March 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

April 6, 2010	3,207	260	$—	$—
	Mexican Peso	U.S. Dollar

April 6, 2010	25,746,856	19,171,151	147,667	—
	U.S. Dollar	European Monetary Unit

April 8, 2010	234,075,000	317,510,173	1,343,127	—
	European Monetary Unit	U.S. Dollar

April 8, 2010	19,750,000	26,524,250	—	(152,239)
	European Monetary Unit	U.S. Dollar

April 9, 2010	69,200,000	66,055,116	—	(2,087,224)
	Canadian Dollar	U.S. Dollar

April 12, 2010	1,700,000,000	19,185,410	999,220	—
	Japanese Yen	U.S. Dollar

April 26, 2010	271,610,000	416,378,130	4,235,607	—
	British Pound	U.S. Dollar

April 26, 2010	11,000,000	16,555,000	—	(136,461)
	British Pound	U.S. Dollar

May 3, 2010	190,075,000	257,893,760	1,144,296	—
	European Monetary Unit	U.S. Dollar

May 6, 2010	191,000,000	26,300,606	—	(153,810)
	Swedish Krona	U.S. Dollar

May 10, 2010	76,000,000	74,865,046	25,066	—
	Canadian Dollar	U.S. Dollar

Total			$7,894,983	$(2,529,734)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	At March 31, 2010, security was partially or fully on loan.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $18,291,234 or 0.74% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(i)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(j)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$334,068
Freddie Mac REMICS	825,579
Government National Mortgage Association	4,266,281

Total market value of collateral securities	$5,425,928

Goldman Sachs (0.22%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$7,733,943
BNP Paribas NY	8,292,980
Societe Generale NY	10,223,077

Total market value of collateral securities	$26,250,000

Morgan Stanley (0.32%)

Security description	Value (a)

Amstel Funding Corp	$1,351,011
Amsterdam Funding Corp	24,986
Atlantic Asset Securities	4,998
Beethoven Funding Corp	25
Bryant Park Funding LLC	1,300
BTM Capital Corp	517,437
Can Ast & Can Ltd	342,390
Chesham Financing/Chesham LLC	215,571
Concord Min Capital	267,404
Crown Point Capital	72,101
Fairway Finance Corp	75
Fannie Mae Pool	105,800
Fannie Mae REMICS	105,788
Fannie Mae Whole Loan	1,541
Federal Home Loan Banks	3,262,921
Federal National Mortgage Association	46,001
FHLMC-GNMA	68
Freddie Mac Gold Pool	14,399
Freddie Mac Non Gold Pool	3,875
Freddie Mac REMICS	3
Galleon Capital Corp	2,500
Ginnie Mae I Pool	90,284
Ginnie Mae II Pool	23,011
Gotham Funding Corp	2,999
Halkin Finance LLC	893,982
LMA LMA Americas	59,977
Manhattan Asset Funding	7,872
Market St Funding Corp	34,464
Nationwide Life Insurance Co	10,249
Nestle Capital Corp	975,858
Paradigm Funding LLC	37,518
Scaldis & Scaldis	1,442,418
Silver Tower US Fund	999,711
Silver Tower US Funding	375,925
Starbird Funding Corp	19,422
Straight A Funding	57,491
Thames Ast Global Securities	942,980
TSL USA Inc	3,328,058
Victory Receivables	125

Total market value of collateral securities	$15,642,538

Nomura Securities (0.27%)

Security description	Value (a)

American Express Credit Account Master Trust	$116,982
BA Credit Card Trust	479,553
Banc of America Commercial Mortgage Inc	30,115
Capital One Auto Finance Trust	118,299
Capital One Multi-Asset Execution Trust	26,317
Caterpillar Financial Asset Trust	648
CDC Commercial Mortgage Trust	26,419
Chase Issuance Trust	82,571
Citibank Credit Card Issuance Trust	130,362
Citigroup Commercial Mortgage Trust	126,866
Citigroup/Deutsche Bank Commercial Mortgage Trust	580,249
College Loan Corp Trust	43,734
Commercial Mortgage Loan Trust	948,716
Credit Suisse First Boston Mortgage Securities Corp	7,323
Credit Suisse Mortgage Capital Certificates	365,771
Detroit Edison Securitization Funding LLC	6,473
Discover Card Master Trust	8,953
Fannie Mae Whole Loan	45,738
FHLMC Structured Pass Through Securities	13,159
Ford Credit Auto Owner Trust	18,638
GE Business Loan Trust	21,058
GE Capital Commercial Mortgage Corp	428,322
Greenwich Capital Commercial Funding Corp	645,595
GS Mortgage Securities Corp II	908,924
Harley-Davidson Motorcycle Trust	1,022,800
Honda Auto Receivables Owner Trust	30,288
Household Automotive Trust	1,784
JP Morgan Chase Commercial Mortgage Securities Corp	1,124,424
LB Commercial Conduit Mortgage Trust	117,562
LB-UBS Commercial Mortgage Trust	397,274
MBNA Credit Card Master Note Trust	10,102
MBNA Master Credit Card Trust	966,163
Merrill Lynch/Countrywide Commercial Mortgage Trust	25,504
Morgan Stanley Capital I	389,156
Nissan Auto Receivables Owner Trust	402
Salomon Brothers Mortgage Securities VII Inc	214,141
SLM Student Loan Trust	242,721
USAA Auto Owner Trust	103,810
Volkswagen Auto Lease Trust	25,716
Wachovia Auto Owner Trust	5,725
Wachovia Bank Commercial Mortgage Trust	390,788
Washington Mutual MSC Mortgage Pass-Through CTFS	12,055
World Omni Auto Receivables Trust	237,068

Total market value of collateral securities	$10,498,268

(k)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $2,958,965,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$56,920,000
Unrealized depreciation	(55,195,000)

Net unrealized appreciation	$1,725,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$1,124,839,910	$125,257,795	$—	$1,250,097,705
U.S. Government Obligations & Agencies	3,454,475	1,080,555,615	—	1,084,010,090
Asset-Backed Securities	—	35,221,574	1,898,136	37,119,710
Commercial Mortgage-Backed Securities	—	19,163,903	—	19,163,903
Residential Mortgage-Backed Securities	—	6,524,869	—	6,524,869

Total Bonds	1,128,294,385	1,266,723,756	1,898,136	2,396,916,277

Other
Affiliated Money Market Fund(a)	81,020,265	—	—	81,020,265
Investments of Cash Collateral Received for Securities on Loan (b)	—	482,753,171	—	482,753,171

Total Other	81,020,265	482,753,171	—	563,773,436

Investments in Securities	1,209,314,650	1,749,476,927	1,898,136	2,960,689,713
Other Financial Instruments (c)	809,257	5,365,249	—	6,174,506

Total	$1,210,123,907	$1,754,842,176	$1,898,136	$2,966,864,219

(a)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Asset-Backed
Securities

Balance as of Dec. 31, 2009	$—
Accrued discounts/premiums	423
Realized gain (loss)	6,210
Change in unrealized appreciation (depreciation)*	(99)
Net purchases (sales)	1,891,602
Transfers in and/or out of Level 3	—

Balance as of March 31, 2010	$1,898,136

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $(99).

Portfolio of Investments
RiverSource VP — High Yield Bond Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (89.6%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Aerospace & Defense (0.8%)
L-3 Communications
Series B
10-15-15	6.38%	$1,975,000		$2,026,844
Spirit AeroSystems Holdings
10-01-17	7.50	775,000	(d)	794,375
TransDigm
07-15-14	7.75	2,095,000	(d)	2,136,900
Triumph Group
11-15-17	8.00	754,000		754,000

Total				5,712,119

Automotive (0.8%)
American Axle & Mfg Holdings
Sr Secured
01-15-17	9.25	610,000	(d)	648,125
Lear
03-15-18	7.88	2,040,000		2,057,850
03-15-20	8.13	1,116,000	(i)	1,131,345
Oshkosh
03-01-17	8.25	1,030,000	(d)	1,071,200
03-01-20	8.50	749,000	(d)	778,960

Total				5,687,480

Brokerage (0.1%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	3,850,000	(b,h)	909,563
Building Materials (1.5%)
Associated Materials LLC/Finance
Sr Secured
11-15-16	9.88	2,437,000		2,631,960
Gibraltar Inds
Series B
12-01-15	8.00	6,058,000		5,936,840
Norcraft LP/Finance
Sr Secured
12-15-15	10.50	1,877,000	(d)	1,989,620

Total				10,558,420

Chemicals (5.8%)
Ashland
06-01-17	9.13	1,700,000	(d,i)	1,904,000
Chemtura
06-01-16	6.88	11,425,000	(b,h)	13,424,374

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Hexion Finance Escrow LLC
Sr Secured
02-01-18	8.88	8,452,000	(d)	8,325,220
INVISTA
Sr Unsecured
05-01-12	9.25	5,167,000	(d)	5,231,588
LBI Escrow
Sr Secured
11-01-17	8.00	1,721,000	(d,e)	1,781,235
MacDermid
Sr Sub Nts
04-15-17	9.50	4,041,000	(d)	4,152,128
Momentive Performance Materials
Pay-in-kind
12-01-14	10.13	347	(k)	335
Nalco
11-15-13	8.88	2,470,000		2,544,100
Nova Chemicals
Sr Unsecured
11-01-16	8.38	2,110,000	(c,d)	2,168,025
11-01-19	8.63	1,780,000	(c,d)	1,828,950

Total				41,359,955

Construction Machinery (2.4%)
Amsted Inds
Sr Nts
03-15-18	8.13	2,451,000	(d)	2,441,809
Manitowoc
02-15-18	9.50	2,688,000	(i)	2,782,080
Terex
Sr Sub Nts
11-15-17	8.00	2,585,000		2,513,913
Terex
Sr Unsecured
06-01-16	10.88	3,270,000		3,654,225
United Rentals North America
06-15-16	10.88	3,545,000		3,855,187
United Rentals North America
Sr Unsecured
12-15-19	9.25	2,135,000		2,177,700

Total				17,424,914

Consumer Cyclical Services (1.3%)
GEO Group
10-15-17	7.75	1,605,000	(d)	1,637,100
West Corp
10-15-14	9.50	2,830,000		2,907,825
10-15-16	11.00	4,169,000		4,419,140

Total				8,964,065

Consumer Products (3.7%)
AAC Group Holding
Sr Disc Nts
10-01-12	10.25	3,461,000	(d)	3,486,958

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
American Achievement
04-01-12	8.25	5,098,000	(d)	5,110,744
Central Garden & Pet
Sr Sub Nts
03-01-18	8.25	2,441,000		2,477,615
Easton-Bell Sports
Sr Secured
12-01-16	9.75	1,335,000	(d)	1,406,756
Jarden
05-01-16	8.00	1,300,000		1,361,750
05-01-17	7.50	1,845,000		1,870,369
01-15-20	7.50	558,000		563,580
Libbey Glass
Sr Secured
02-15-15	10.00	1,745,000	(d)	1,823,525
Scotts Miracle-Gro
01-15-18	7.25	1,088,000		1,111,120
Sealy Mattress
Sr Secured
04-15-16	10.88	963,000	(d)	1,078,560
Visant
10-01-12	7.63	990,000		992,475
Visant Holding
Sr Disc Nts
12-01-13	10.25	3,765,000		3,868,538
Visant Holding
Sr Nts
12-01-13	8.75	1,567,000		1,606,175

Total				26,758,165

Diversified Manufacturing (0.2%)
CPM Holdings
Sr Secured
09-01-14	10.63	1,185,000	(d)	1,262,025
Electric (3.8%)
Dynegy Holdings
Sr Unsecured
05-15-18	7.13	1,024,000		727,040
06-01-19	7.75	1,311,000		989,805
Edison Mission Energy
Sr Unsecured
05-15-17	7.00	5,485,000		3,825,788
Energy Future Holdings
11-01-17	10.88	4,850,000	(i)	3,601,125
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	3,789,712		3,879,907
NRG Energy
01-15-17	7.38	10,175,000		10,073,249
Texas Competitive Electric Holdings LLC
Series B
11-01-15	10.25	6,130,000		4,260,350

Total				27,357,264

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Entertainment (2.0%)
AMC Entertainment
02-01-16	11.00	1,383,000		1,484,996
AMC Entertainment
Sr Unsecured
06-01-19	8.75	1,293,000		1,357,650
Equinox Holdings
Sr Secured
02-01-16	9.50	4,190,000	(d,i)	4,231,899
Regal Cinemas
07-15-19	8.63	2,675,000		2,815,438
Speedway Motorsports
06-01-16	8.75	2,505,000		2,661,563
United Artists Theatre Circuit
Pass-Through Ctfs Series AU4
07-01-15	9.30	1,401,720	(j)	1,437,744
United Artists Theatre Circuit
Pass-Through Ctfs Series AV2
07-01-15	9.30	457,164	(j)	468,913

Total				14,458,203

Food and Beverage (2.5%)
B&G Foods
01-15-18	7.63	2,486,000		2,535,720
Bumble Bee Foods LLC
Sr Secured
12-15-15	7.75	919,000	(d)	928,190
Del Monte
10-15-19	7.50	3,435,000	(d)	3,602,456
Pinnacle Foods Finance LLC
04-01-17	10.63	4,677,000		4,945,927
Pinnacle Foods Finance LLC
Sr Unsecured
04-01-15	9.25	1,643,000	(d)	1,692,290
US Foodservice
Sr Nts
06-30-15	10.25	1,433,000	(d)	1,479,573
US Foodservice
Sr Nts Pay-in-kind
06-30-15	10.25	2,407,000	(d,k)	2,503,280

Total				17,687,436

Gaming (7.3%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	6,646,000		5,549,410
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	5,880,000		5,115,600
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	5,222,000	(d)	6,057,519

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
MGM MIRAGE
09-01-12	6.75	1,033,000	(i)	976,185
02-27-14	5.88	623,000	(i)	523,320
06-01-16	7.50	1,792,000	(i)	1,491,840
MGM MIRAGE
Sr Secured
05-15-14	10.38	505,000	(d)	556,763
11-15-17	11.13	1,310,000	(d)	1,470,475
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	4,390,000	(d,i)	4,236,350
Pinnacle Entertainment
06-15-15	7.50	1,133,000		980,045
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	5,054,000	(d)	5,306,700
San Pasqual Casino
09-15-13	8.00	630,000	(d)	598,500
Seminole Indian Tribe of Florida
10-01-20	7.80	965,000	(d)	899,438
Seminole Indian Tribe of Florida
Sr Secured
10-01-20	6.54	2,615,000	(d)	2,326,566
Seneca Gaming
Sr Unsecured
05-01-12	7.25	1,621,000		1,600,738
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	1,530,000		1,510,875
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	9,900,000	(d)	8,216,999
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	5,366,000	(d)	5,097,700

Total				52,515,023

Gas Distributors (0.3%)
Niska Gas Storage LLC/Canada
Sr Unsecured
03-15-18	8.88	2,023,000	(d)	2,077,053
Gas Pipelines (1.1%)
Crosstex Energy/Finance
02-15-18	8.88	1,616,000	(d)	1,660,440
El Paso
Sr Unsecured
12-12-13	12.00	660,000		770,550
06-15-14	6.88	525,000		535,711
02-15-16	8.25	1,795,000		1,911,675
Southern Star Central
Sr Nts
03-01-16	6.75	2,974,000		3,007,458

Total				7,885,834

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Health Care (8.5%)
Apria Healthcare Group
Sr Secured
11-01-14	11.25	1,545,000	(d)	1,680,188
11-01-14	12.38	845,000	(d)	925,275
Community Health Systems
07-15-15	8.88	1,983,000		2,052,405
DaVita
03-15-13	6.63	3,229,000		3,249,181
03-15-15	7.25	10,029,000		10,229,579
HCA
Secured
11-15-16	9.25	4,700,000		4,996,688
HCA
Sr Secured
02-15-17	9.88	735,000	(d)	801,150
04-15-19	8.50	1,655,000	(d)	1,780,159
02-15-20	7.88	2,390,000	(d)	2,502,031
09-15-20	7.25	3,560,000	(d)	3,613,400
HCA
Sr Secured Pay-in-kind
11-15-16	9.63	3,231,000	(k)	3,461,209
Healthsouth
02-15-20	8.13	2,266,000		2,266,000
IASIS Healthcare LLC/Capital
06-15-14	8.75	1,595,000		1,624,906
NMH Holdings
Sr Unsecured Pay-in-kind
06-15-14	7.38	3,920,581	(d,g,k)	2,911,032
Omnicare
12-15-13	6.75	3,072,000		3,087,360
12-15-15	6.88	1,690,000		1,658,313
Select Medical
02-01-15	7.63	6,750,000		6,429,374
Select Medical Holdings
Sr Unsecured
09-15-15	6.14	3,426,000	(g)	3,066,270
Vanguard Health Holding II
02-01-18	8.00	4,807,000	(d)	4,686,825

Total				61,021,345

Home Construction (2.1%)
K Hovnanian Enterprises
12-15-14	6.38	1,262,000		1,012,755
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	6,109,000		6,506,085
Norcraft Holdings LP/Capital
Sr Disc Nts
09-01-12	9.75	1,717,000		1,631,150
William Lyon Homes
02-15-14	7.50	7,960,000		5,830,700

Total				14,980,690

Independent Energy (7.4%)
Berry Petroleum
Sr Unsecured
06-01-14	10.25	1,940,000		2,138,850

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Chesapeake Energy
08-15-14	7.00	2,643,000		2,679,341
01-15-16	6.63	2,224,000		2,179,520
01-15-18	6.25	1,365,000		1,300,163
Comstock Resources
10-15-17	8.38	1,675,000		1,708,500
Concho Resources
10-01-17	8.63	1,789,000		1,896,340
Continental Resources
Sr Nts
10-01-20	7.38	610,000	(d,e)	613,050
Denbury Resources
03-01-16	9.75	1,850,000		2,035,000
02-15-20	8.25	1,258,000		1,338,198
Forest Oil
02-15-14	8.50	2,715,000		2,864,325
06-15-19	7.25	1,845,000		1,854,225
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	4,520,000	(d)	4,463,499
PetroHawk Energy
07-15-13	9.13	510,000		532,313
08-01-14	10.50	2,915,000		3,217,431
06-01-15	7.88	725,000		738,594
Plains Exploration & Production
10-15-19	8.63	2,265,000		2,406,563
Quicksilver Resources
08-01-15	8.25	3,356,000		3,423,119
04-01-16	7.13	1,223,000		1,161,850
08-15-19	9.13	2,185,000		2,294,250
Range Resources
05-15-16	7.50	720,000		741,600
05-01-18	7.25	1,275,000		1,303,688
05-15-19	8.00	3,515,000		3,752,262
SandRidge Energy
Pay-in-kind
04-01-15	8.63	4,839,000	(k)	4,705,927
Southwestern Energy
Sr Nts
02-01-18	7.50	3,190,000		3,461,149
Venoco
10-01-17	11.50	181,000		189,598

Total				52,999,355

Media Cable (4.1%)
Cablevision Systems
Sr Nts
09-15-17	8.63	6,585,000	(d)	6,963,637
Charter Communications Holdings II LLC/Capital
Sr Nts
11-30-16	13.50	3,680,000		4,425,199
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	1,410,000	(d)	1,503,413
06-15-15	8.50	3,145,000	(d)	3,337,631
02-15-19	8.63	685,000	(d)	748,363

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
DISH DBS
02-01-16	7.13	3,501,000		3,566,644
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	1,780,000	(d)	1,842,300
Videotron Ltee
04-15-18	9.13	800,000	(c)	889,000
Virgin Media Finance
04-15-14	8.75	304,000	(c)	311,220
08-15-16	9.50	1,795,000	(c)	1,958,794
Virgin Media Secured Finance
Sr Secured
01-15-18	6.50	3,825,000	(c,d)	3,832,990

Total				29,379,191

Media Non Cable (5.2%)
Belo
Sr Unsecured
11-15-16	8.00	1,043,000		1,087,328
Clear Channel Worldwide Holdings
Series A
12-15-17	9.25	939,000	(d)	978,908
Clear Channel Worldwide Holdings
Series B
12-15-17	9.25	3,439,000	(d)	3,602,352
Intelsat Jackson Holdings
06-15-16	11.25	2,215,000	(c)	2,397,738
11-01-19	8.50	1,625,000	(c,d)	1,702,188
Intelsat Subsidiary Holding
01-15-15	8.88	3,340,000	(c,d)	3,440,199
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	2,260,000		2,556,625
Lamar Media
04-01-14	9.75	5,350,000		5,844,874
Lamar Media
Series B
08-15-15	6.63	1,350,000		1,297,688
Nielsen Finance LLC
08-01-14	10.00	4,724,000		4,948,389
05-01-16	11.50	1,480,000		1,672,400
Nielsen Finance LLC
(Zero coupon through 08-01-11, thereafter 12.50%)
08-01-16	10.34	370,000	(m)	351,500
Quebecor Media
Sr Unsecured
03-15-16	7.75	2,730,000	(c)	2,764,126
Salem Communications
Sr Secured
12-15-16	9.63	1,963,000		2,051,335
Sinclair Television Group
Sr Secured
11-01-17	9.25	2,622,000	(d)	2,766,210

Total				37,461,860

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Metals (2.8%)
Arch Coal
08-01-16	8.75	2,185,000	(d)	2,310,638
Consol Energy
04-01-17	8.00	2,015,000	(d,e)	2,072,931
04-01-20	8.25	824,000	(d,e)	848,720
Noranda Aluminum Acquisition
Pay-in-kind
05-15-15	5.27	16,212,757	(g,k)	12,889,142
Severstal Columbus LLC
Sr Secured
02-15-18	10.25	520,000	(d)	538,200
United States Steel
Sr Nts
04-01-20	7.38	1,645,000		1,636,775

Total				20,296,406

Non Captive Consumer (1.1%)
American General Finance
Sr Unsecured
12-15-17	6.90	9,257,000		8,108,290
Non Captive Diversified (3.2%)
CIT Group
Sr Secured
05-01-17	7.00	12,575,000		11,600,437
Ford Motor Credit LLC
Sr Unsecured
08-10-11	9.88	2,771,000		2,930,333
GMAC
12-01-14	6.75	3,425,000		3,407,875
03-15-20	8.00	4,621,000	(d)	4,736,525

Total				22,675,170

Oil Field Services (1.8%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	5,690,000	(c,d)	5,746,295
Key Energy Services
12-01-14	8.38	1,220,000		1,233,725
McJunkin Red Man
Sr Secured
12-15-16	9.50	5,639,000	(d)	5,695,390

Total				12,675,410

Other Financial Institutions (0.8%)
Cardtronics
08-15-13	9.25	3,839,000		3,973,365
Cardtronics
Series B
08-15-13	9.25	1,652,000		1,709,820

Total				5,683,185

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Other Industry (0.8%)
Aquilex Holdings LLC/Finance
Sr Nts
12-15-16	11.13	1,826,000	(d)	1,965,232
Chart Inds
10-15-15	9.13	590,000		590,000
Garda World Security
Sr Unsecured
03-15-17	9.75	1,655,000	(c,d)	1,695,914
Maxim Crane Works LP
Sr Secured
04-15-15	12.25	1,300,000	(d,e)	1,303,250

Total				5,554,396

Packaging (1.9%)
Ball
09-01-16	7.13	445,000		472,813
09-01-19	7.38	465,000		489,994
09-15-20	6.75	1,658,000		1,674,580
Crown Americas LLC/Capital II
05-15-17	7.63	2,060,000	(d)	2,147,550
Greif
Sr Unsecured
08-01-19	7.75	390,000		405,600
Owens-Brockway Glass Container
05-15-16	7.38	2,930,000		3,076,499
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	2,130,000	(d)	2,199,225
Silgan Holdings
Sr Unsecured
08-15-16	7.25	2,840,000		2,946,500

Total				13,412,761

Paper (2.1%)
Boise Cascade LLC
10-15-14	7.13	5,007,000		4,631,475
Cascades
01-15-20	7.88	3,254,000	(c,d)	3,262,135
Cascades
Sr Nts
12-15-17	7.75	3,265,000	(c,d)	3,297,650
Georgia-Pacific LLC
06-15-15	7.70	735,000		779,100
05-01-16	8.25	1,855,000	(d)	2,021,950
01-15-17	7.13	152,000	(d)	158,080
Potlatch
11-01-19	7.50	1,206,000	(d)	1,236,150

Total				15,386,540

Pharmaceuticals (0.2%)
Valeant Pharmaceuticals Intl
06-15-16	8.38	1,340,000	(d)	1,400,300
Retailers (1.7%)
QVC
Sr Secured
04-15-17	7.13	1,681,000	(d)	1,691,506
10-01-19	7.50	3,255,000	(d)	3,316,032
10-15-20	7.38	1,681,000	(d)	1,689,405

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Rite Aid
Sr Secured
10-15-19	10.25	1,120,000	(i)	1,195,600
Toys R Us Property I LLC
07-15-17	10.75	1,508,000	(d)	1,688,960
Toys R Us Property II LLC
Sr Secured
12-01-17	8.50	2,555,000	(d)	2,644,425

Total				12,225,928

Technology (2.2%)
First Data
09-24-15	9.88	4,055,000		3,476,638
Iron Mountain
Sr Sub Nts
08-15-21	8.38	2,410,000		2,500,375
Sorenson Communications
Sr Secured
02-01-15	10.50	2,777,000	(d)	2,679,805
SS&C Technologies
12-01-13	11.75	4,375,000		4,642,969
SunGard Data Systems
08-15-15	10.25	2,685,000		2,822,606

Total				16,122,393

Transportation Services (0.4%)
Avis Budget Car Rental LLC
03-15-18	9.63	1,227,000	(d)	1,282,215
Hertz
01-01-14	8.88	1,440,000		1,479,600

Total				2,761,815

Wireless (4.2%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	1,598,000	(d)	1,741,820
Clearwire Communications LLC/Finance
Sr Secured
12-01-15	12.00	2,860,000	(d)	2,917,200
CPI Intl
Sr Unsecured
02-01-15	6.14	953,000	(g)	905,350
Cricket Communications
Sr Secured
05-15-16	7.75	3,445,000	(i)	3,574,188
Crown Castle Intl
Sr Unsecured
11-01-19	7.13	3,110,000		3,156,650
Nextel Communications
Series D
08-01-15	7.38	5,037,000		4,785,150
SBA Telecommunications
08-15-16	8.00	1,535,000	(d)	1,615,588
08-15-19	8.25	2,346,000	(d)	2,498,490

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Sprint Nextel
Sr Unsecured
12-01-16	6.00	1,725,000		1,556,813
08-15-17	8.38	4,780,000		4,803,899
Wind Acquisition Finance
Secured
07-15-17	11.75	2,430,000	(c,d)	2,685,150

Total				30,240,298

Wirelines (5.5%)
Cincinnati Bell
01-15-14	8.38	1,805,000		1,856,894
Frontier Communications
Sr Unsecured
03-15-19	7.13	3,204,000		3,043,800
ITC Deltacom
Sr Secured
04-01-16	10.50	3,154,000	(d,e)	3,138,230
Level 3 Financing
02-15-17	8.75	6,002,000		5,491,829
02-01-18	10.00	1,610,000	(d)	1,545,600
New Communications Holdings
Sr Nts
04-15-15	7.88	374,000	(d,e)	383,350
04-15-17	8.25	934,000	(d,e)	944,508
04-15-20	8.50	763,000	(d,e)	774,445
PAETEC Holding
06-30-17	8.88	1,304,000		1,339,860
PAETEC Holding
Sr Secured
06-30-17	8.88	854,000	(d)	880,688
Qwest
Sr Unsecured
06-15-15	7.63	5,115,000		5,588,137
06-01-17	6.50	3,475,000		3,618,344
tw telecom holdings
Sr Nts
03-01-18	8.00	1,144,000	(d)	1,164,020
Windstream
08-01-16	8.63	6,931,000		7,086,947
03-15-19	7.00	2,825,000		2,634,313

Total				39,490,965

Total Bonds
(Cost: $606,293,924)				$642,493,817

Senior Loans (6.3%)(l)

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Automotive (1.0%)
Ford Motor
Tranche B1 Term Loan
12-15-13	3.23-3.26%	$7,303,912	$7,060,692

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Chemicals (0.9%)
CF Inds Holdings Bridge
Term Loan
TBD	TBD	6,500,000	(e,f)	6,500,000
Electric (0.2%)
Energy Future Holdings
Tranche B3 Term Loan
10-10-14	3.73-3.79	1,497,335		1,216,435
Entertainment (0.6%)
AMC Entertainment Holdings
Pay-in-kind Term Loan
06-13-12	5.26	4,168,747	(k)	3,949,887
Gaming (0.5%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.00	2,094,323	(j)	2,015,157
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
08-15-12	9.00	774,716	(j)	745,431
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.00	542,454	(j)	521,950

Total				3,282,538

Media Cable (0.8%)
Charter Communications Operating LLC
Tranche B1Term Loan
03-06-14	0.00	5,675,899		5,469,467
Oil Field Services (1.3%)
Dresser
2nd Lien Term Loan
05-04-15	6.00	10,521,000		9,979,169
Wirelines (1.0%)
FairPoint Communications
Tranche B Term Loan
03-31-15	0.00	9,727,791	(b)	7,995,661

Total Senior Loans
(Cost: $42,977,643)				$45,453,849

Common Stocks (—%)

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels
Link Energy LLC Unit	494,265	(b)	$3,460

Total Common Stocks (Cost: $3,913,363)			$3,460

Other (—%)

Issuer	Shares		Value(a)
Diversified Financial Services
Varde Fund V LP	5,000,000	(j,o)	$247,585

Total Other (Cost: $—)			$247,585

Money Market Fund (3.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	22,898,439	(n)	$22,898,439

Total Money Market Fund (Cost: $22,898,439)			$22,898,439

Investments of Cash Collateral Received for Securities on Loan (3.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	23,952,050	$23,952,050

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $23,952,050)		$23,952,050

Total Investments in Securities (Cost: $700,035,419)(p)		$735,049,200

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 5.30% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $236,612,366 or 33.00% of net assets.

(e)	At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $18,092,967.

(f)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(h)	This position is in bankruptcy.

(i)	At March 31, 2010, security was partially or fully on loan.

(j)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $5,436,780, representing 0.76% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost
Great Lakes Gaming of Michigan LLC Development Term Loan
9.00% 2012	03-02-07 thru 09-15-07	$2,075,423
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
9.00% 2012	03-02-07 thru 09-15-07	767,724
Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.00% 2012	03-02-07 thru 09-15-07	537,559
United Artists Theatre Circuit
Pass-Through Ctfs Series AU4
9.30% 2015	02-09-00 thru 04-09-02	1,254,573
United Artists Theatre Circuit
Pass-Through Ctfs Series AV2
9.30% 2015	12-11-01 thru 08-28-02	387,416
Varde Fund V LP	04-27-00 thru 06-19-00	—	*

*	The original cost for this position was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(k)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(n)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(o)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(p)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $700,035,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$48,642,000
Unrealized depreciation	(13,628,000)

Net unrealized appreciation	$35,014,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities
Entertainment	$—	$12,551,546	$1,906,657	$14,458,203
All Other Industries(a)	—	628,035,614	—	628,035,614

Total Bonds	—	640,587,160	1,906,657	642,493,817

Equity Securities
Common Stocks
Oil, Gas & Consumable Fuels	—	3,460	—	3,460
Other
Diversified Financial Services	—	—	247,585	247,585

Total Equity Securities	—	3,460	247,585	251,045

Other
Senior Loans
Gaming	—	—	3,282,538	3,282,538
All Other Industries(a)	—	42,171,311	—	42,171,311
Affiliated Money Market Fund(b)	22,898,439	—	—	22,898,439
Investments of Cash Collateral Received for Securities on Loan	23,952,050	—	—	23,952,050

Total Other	46,850,489	42,171,311	3,282,538	92,304,338

Total	$46,850,489	$682,761,931	$5,436,780	$735,049,200

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

	Corporate Debt
	Securities	Other	Senior Loans	Total

Balance as of Dec. 31, 2009	$9,231,763	$227,900	$3,470,427	$12,930,090
Accrued discounts/premiums	6,451	—	3,376	9,827
Realized gain (loss)	22,068	—	2,874	24,942
Change in unrealized appreciation (depreciation)*	(42,803)	19,685	118,402	95,284
Net purchases (sales)	(123,822)	—	(312,541)	(436,363)
Transfers in and/or out of Level 3	(7,187,000)	—	—	(7,187,000)

Balance as of March 31, 2010	$1,906,657	$247,585	$3,282,538	$5,436,780

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $95,284, which is comprised of Corporate Debt Securities of (42,803), other of $19,685 and Senior Loans of $118,402.

Portfolio of Investments
RiverSource VP — Income Opportunities Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (94.4%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (1.1%)
L-3 Communications
01-15-14	6.13%	$80,000		$81,400
L-3 Communications
Series B
10-15-15	6.38	9,422,000		9,669,327
TransDigm
07-15-14	7.75	2,715,000	(d)	2,769,300
07-15-14	7.75	8,405,000		8,594,113
Triumph Group
11-15-17	8.00	1,974,000	(j)	1,974,000

Total				23,088,140

Airlines (1.5%)
Delta Air Lines
Sr Secured
09-15-14	9.50	14,410,000	(d,j)	15,202,550
United Air Lines
Sr Secured
08-01-13	9.88	15,281,000	(d,j)	16,045,050

Total				31,247,600

Automotive (2.0%)
American Axle & Mfg Holdings
Sr Secured
01-15-17	9.25	8,503,000	(d,j)	9,034,438
Lear
03-15-18	7.88	5,887,000	(j)	5,938,511
03-15-20	8.13	3,224,000	(j)	3,268,330
Oshkosh
03-01-17	8.25	2,904,000	(d)	3,020,160
03-01-20	8.50	2,112,000	(d,j)	2,196,480
Tenneco
11-15-15	8.13	9,455,000	(j)	9,667,737
TRW Automotive
Sr Nts
12-01-17	8.88	7,520,000	(d,j)	7,820,800

Total				40,946,456

Building Materials (1.5%)
Associated Materials LLC/Finance
Sr Secured
11-15-16	9.88	11,408,000	(j)	12,320,640
Gibraltar Inds
Series B
12-01-15	8.00	7,682,000		7,528,360

	Coupon	Principal
Issuer	rate	amount		Value(a)
Interface
Secured
11-01-13	11.38	1,910,000		2,153,525
Norcraft LP/Finance
Sr Secured
12-15-15	10.50	9,309,000	(d)	9,867,540

Total				31,870,065

Chemicals (4.2%)
Ashland
06-01-17	9.13	3,615,000	(d,j)	4,048,800
Chemtura
06-01-16	6.88	12,200,000	(b,k)	14,335,000
Hexion Finance Escrow LLC
Sr Secured
02-01-18	8.88	18,759,000	(d)	18,477,615
INVISTA
Sr Unsecured
05-01-12	9.25	15,870,000	(d)	16,068,375
Koppers
12-01-19	7.88	2,040,000	(d,j)	2,096,100
LBI Escrow
Sr Secured
11-01-17	8.00	4,973,000	(d,h)	5,147,055
Nalco
11-15-13	8.88	3,000,000	(j)	3,090,000
Nalco
Sr Nts
05-15-17	8.25	1,570,000	(d)	1,664,200
Nova Chemicals
Sr Unsecured
11-15-13	3.65	14,378,000	(c,f)	13,551,265
11-01-16	8.38	1,650,000	(c,d,j)	1,695,375
Solutia
11-01-17	8.75	7,495,000	(j)	7,907,225

Total				88,081,010

Construction Machinery (3.0%)
Amsted Inds
Sr Nts
03-15-18	8.13	7,024,000	(d)	6,997,660
Manitowoc
11-01-13	7.13	1,060,000	(j)	1,057,350
02-15-18	9.50	9,810,000	(j)	10,153,350
RSC Equipment Rental Holdings LLC
Sr Secured
07-15-17	10.00	3,380,000	(d,j)	3,616,600
Terex
01-15-14	7.38	5,900,000	(j)	5,988,500
Terex
Sr Unsecured
06-01-16	10.88	8,890,000	(j)	9,934,575
United Rentals North America
06-15-16	10.88	12,450,000	(j)	13,539,375
United Rentals North America
Sr Unsecured
12-15-19	9.25	11,165,000		11,388,300

Total				62,675,710

	Coupon	Principal
Issuer	rate	amount		Value(a)
Consumer Cyclical Services (0.4%)
GEO Group
10-15-17	7.75	3,980,000	(d,j)	4,059,600
West Corp
10-15-14	9.50	4,016,000		4,126,440

Total				8,186,040

Consumer Products (2.6%)
ACCO Brands
Sr Secured
03-15-15	10.63	7,405,000	(d,j)	8,089,962
American Achievement
04-01-12	8.25	795,000	(d)	796,988
Central Garden & Pet
Sr Sub Nts
03-01-18	8.25	6,910,000		7,013,650
Easton-Bell Sports
Sr Secured
12-01-16	9.75	3,520,000	(d)	3,709,200
Jarden
05-01-16	8.00	6,797,000		7,119,858
05-01-17	7.50	6,420,000		6,508,275
Libbey Glass
Sr Secured
02-15-15	10.00	8,393,000	(d)	8,770,684
Scotts Miracle-Gro
01-15-18	7.25	2,202,000	(j)	2,248,793
Sealy Mattress
Sr Secured
04-15-16	10.88	3,226,000	(d)	3,613,120
Visant
10-01-12	7.63	1,015,000	(j)	1,017,538
Visant Holding
Sr Disc Nts
12-01-13	10.25	3,840,000		3,945,600
Visant Holding
Sr Nts
12-01-13	8.75	2,194,000		2,248,850

Total				55,082,518

Diversified Manufacturing (0.4%)
CPM Holdings
Sr Secured
09-01-14	10.63	7,594,000	(d)	8,087,610

Electric (3.9%)
Dynegy Holdings
Sr Unsecured
05-15-18	7.13	6,149,000		4,365,790
06-01-19	7.75	8,493,000	(j)	6,412,215
Edison Mission Energy
Sr Unsecured
06-15-16	7.75	3,125,000	(j)	2,281,250
05-15-17	7.00	14,022,000	(j)	9,780,345

	Coupon	Principal
Issuer	rate	amount		Value(a)
IPALCO Enterprises
Sr Secured
04-01-16	7.25	12,015,000	(d)	12,465,563
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	16,731,547		17,129,758
NRG Energy
02-01-16	7.38	9,895,000	(j)	9,820,788
01-15-17	7.38	19,760,000		19,562,399

Total				81,818,108

Entertainment (1.6%)
AMC Entertainment
Sr Unsecured
06-01-19	8.75	6,867,000	(j)	7,210,350
Cinemark USA
06-15-19	8.63	3,839,000	(j)	4,045,346
Equinox Holdings
Sr Secured
02-01-16	9.50	8,267,000	(d,j)	8,349,669
Regal Cinemas
07-15-19	8.63	4,875,000		5,130,938
Regal Cinemas
Series B
02-01-12	9.38	1,000,000		1,007,500
Speedway Motorsports
06-01-13	6.75	1,801,000		1,796,498
06-01-16	8.75	4,650,000		4,940,625

Total				32,480,926

Environmental (0.1%)
Clean Harbors
Sr Secured
08-15-16	7.63	1,625,000	(j)	1,649,375

Food and Beverage (1.9%)
B&G Foods
01-15-18	7.63	6,010,000		6,130,200
Bumble Bee Foods LLC
Sr Secured
12-15-15	7.75	9,707,000	(d,j)	9,804,069
Constellation Brands
12-15-14	8.38	861,000		930,956
09-01-16	7.25	3,391,000	(j)	3,484,253
05-15-17	7.25	4,721,000	(j)	4,839,025
Cott Beverages
11-15-17	8.38	3,989,000	(d,j)	4,138,588
Del Monte
10-15-19	7.50	7,152,000	(d)	7,500,660
Michael Foods
11-15-13	8.00	2,550,000		2,620,125

Total				39,447,876

Gaming (5.7%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	10,201,000		8,517,835

	Coupon	Principal
Issuer	rate	amount		Value(a)
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	9,885,000		8,599,950
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	7,640,000	(d)	8,862,400
MGM MIRAGE
Sr Secured
05-15-14	10.38	750,000	(d,j)	826,875
11-15-17	11.13	8,430,000	(d,j)	9,462,675
03-15-20	9.00	9,520,000	(d,j)	9,758,000
Penn Natl Gaming
Sr Sub Nts
08-15-19	8.75	5,675,000	(d,j)	5,760,125
Pinnacle Entertainment
06-15-15	7.50	3,028,000		2,619,220
Pinnacle Entertainment
Sr Nts
08-01-17	8.63	438,000	(d)	430,335
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	14,978,000	(d,j)	15,726,900
San Pasqual Casino
09-15-13	8.00	1,520,000	(d)	1,444,000
Seminole Indian Tribe of Florida
10-01-20	7.80	2,085,000	(d)	1,943,345
Seminole Indian Tribe of Florida
Sr Secured
10-01-20	6.54	9,155,000	(d)	8,145,204
Seneca Gaming
Sr Unsecured
05-01-12	7.25	4,353,000		4,298,588
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	7,500,000		7,406,250
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	22,035,000	(d)	18,289,049
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	8,280,000	(d)	7,866,000

Total				119,956,751

Gas Distributors (0.3%)
Niska Gas Storage LLC/Canada
Sr Unsecured
03-15-18	8.88	6,181,000	(d)	6,346,153

Gas Pipelines (3.2%)
Copano Energy LLC
06-01-18	7.75	4,825,000		4,812,938
Crosstex Energy/Finance
02-15-18	8.88	2,985,000	(d,j)	3,067,088
El Paso
Sr Unsecured
12-12-13	12.00	3,430,000		4,004,525
06-15-14	6.88	4,070,000	(j)	4,153,036
02-15-16	8.25	8,420,000		8,967,300
06-15-17	7.00	5,000,000	(j)	5,102,945

	Coupon	Principal
Issuer	rate	amount		Value(a)
Regency Energy Partners LP/Finance
12-15-13	8.38	1,600,000		1,660,000
06-01-16	9.38	12,030,000	(d,j)	12,781,874
SONAT
Sr Unsecured
02-01-18	7.00	2,600,000		2,633,457
Southern Star Central
Sr Nts
03-01-16	6.75	6,490,000	(d)	6,392,650
03-01-16	6.75	12,637,000		12,779,166

Total				66,354,979

Health Care (7.7%)
Accellent
Sr Secured
02-01-17	8.38	5,852,000	(d)	5,939,780
Apria Healthcare Group
Sr Secured
11-01-14	11.25	8,705,000	(d,j)	9,466,688
Biomet
Pay-in-kind
10-15-17	10.38	8,090,000	(e,j)	8,899,000
Community Health Systems
07-15-15	8.88	15,972,000	(j)	16,531,019
DaVita
03-15-13	6.63	15,120,000		15,214,500
03-15-15	7.25	750,000	(j)	765,000
HCA
Secured
11-15-16	9.25	13,799,000		14,670,062
HCA
Sr Secured
02-15-20	7.88	4,900,000	(d,j)	5,129,688
09-15-20	7.25	25,505,000	(d,j)	25,887,574
IASIS Healthcare LLC/Capital
06-15-14	8.75	9,140,000	(j)	9,311,375
Omnicare
06-01-13	6.13	2,856,000	(j)	2,877,420
12-15-13	6.75	5,410,000		5,437,050
12-15-15	6.88	14,691,000		14,415,544
Select Medical
02-01-15	7.63	18,485,000		17,606,962
Tenet Healthcare
Sr Secured
07-01-19	8.88	5,155,000	(d,j)	5,580,288
Vanguard Health Holding II
02-01-18	8.00	2,706,000	(d)	2,638,350

Total				160,370,300

Home Construction (0.9%)
K Hovnanian Enterprises
Sr Secured
10-15-16	10.63	10,896,000		11,604,240
KB Home
09-15-17	9.10	2,155,000	(j)	2,273,525
Norcraft Holdings LP/Capital
Sr Disc Nts
09-01-12	9.75	92,000		87,400

	Coupon	Principal
Issuer	rate	amount		Value(a)
Ryland Group
05-15-17	8.40	3,780,000	(j)	4,172,175
William Lyon Homes
02-15-14	7.50	570,000		417,525

Total				18,554,865

Independent Energy (8.4%)
Berry Petroleum
Sr Unsecured
06-01-14	10.25	6,340,000	(j)	6,989,850
Chesapeake Energy
07-15-13	7.63	2,000,000		2,085,000
06-15-14	7.50	225,000	(j)	228,375
08-15-14	7.00	1,230,000		1,246,913
01-15-16	6.63	3,805,000		3,728,900
01-15-16	6.88	8,016,000	(j)	7,915,800
08-15-17	6.50	520,000	(j)	503,100
01-15-18	6.25	3,690,000	(j)	3,514,725
Comstock Resources
10-15-17	8.38	5,545,000	(j)	5,655,900
Concho Resources
10-01-17	8.63	7,494,000		7,943,640
Continental Resources
Sr Nts
10-01-20	7.38	2,208,000	(d,h)	2,219,040
Denbury Resources
04-01-13	7.50	1,046,000		1,056,460
12-15-15	7.50	3,917,000	(j)	4,000,236
03-01-16	9.75	3,000,000	(j)	3,300,000
02-15-20	8.25	3,496,000		3,718,870
Forest Oil
02-15-14	8.50	9,610,000		10,138,550
06-15-19	7.25	4,905,000	(j)	4,929,525
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	18,386,000	(d)	18,156,174
KCS Energy
04-01-12	7.13	6,375,000		6,375,000
Newfield Exploration
Sr Sub Nts
05-15-18	7.13	1,970,000	(j)	1,989,700
Petrohawk Energy
08-01-14	10.50	8,505,000	(j)	9,387,394
06-01-15	7.88	2,200,000	(j)	2,241,250
Plains Exploration & Production
06-15-15	7.75	1,005,000		1,018,819
10-15-19	8.63	7,605,000		8,080,313
Quicksilver Resources
08-01-15	8.25	18,327,000		18,693,539
04-01-16	7.13	2,873,000	(j)	2,729,350
08-15-19	9.13	5,140,000	(j)	5,397,000
Range Resources
03-15-15	6.38	2,200,000	(j)	2,211,000
05-15-16	7.50	4,005,000		4,125,150
05-01-18	7.25	1,165,000	(j)	1,191,213
05-15-19	8.00	4,832,000		5,158,160
SandRidge Energy
06-01-18	8.00	2,820,000	(d)	2,679,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
SandRidge Energy
Pay-in-kind
04-01-15	8.63	14,197,000	(e,j)	13,806,582
Southwestern Energy
Sr Nts
02-01-18	7.50	2,035,000	(j)	2,207,975

Total				174,622,503

Lodging (0.4%)
Wyndham Worldwide
Sr Unsecured
12-01-16	6.00	6,540,000		6,478,812
03-01-20	7.38	2,500,000		2,543,750

Total				9,022,562

Media Cable (4.8%)
Cablevision Systems
Sr Nts
09-15-17	8.63	7,190,000	(d,j)	7,603,425
Charter Communications Operating LLC/Capital
Secured
04-30-14	8.38	12,276,000	(d)	12,613,590
CSC Holdings LLC
Sr Unsecured
04-15-14	8.50	4,990,000	(d,j)	5,320,588
06-15-15	8.50	5,360,000	(d,j)	5,688,300
02-15-19	8.63	1,280,000	(d,j)	1,398,400
DISH DBS
10-01-13	7.00	2,500,000	(j)	2,600,000
10-01-14	6.63	11,150,000		11,233,625
02-01-16	7.13	7,355,000		7,492,906
09-01-19	7.88	820,000		852,800
Mediacom Broadband LLC
Sr Unsecured
10-15-15	8.50	3,135,000	(j)	3,205,538
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	5,860,000	(d,j)	6,065,100
Videotron Ltee
01-15-14	6.88	750,000	(c,j)	761,250
04-15-18	9.13	15,440,000	(c,j)	17,157,700
Virgin Media Finance
04-15-14	8.75	872,000	(c)	892,710
Virgin Media Secured Finance
Sr Secured
01-15-18	6.50	17,872,000	(c,d,j)	17,909,330

Total				100,795,262

Media Non Cable (6.2%)
Belo
Sr Unsecured
11-15-16	8.00	7,468,000	(j)	7,785,390
Clear Channel Worldwide Holdings
Series B
12-15-17	9.25	14,027,000	(d,j)	14,693,282
Intelsat Jackson Holdings
11-01-19	8.50	4,000,000	(c,d,j)	4,190,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Intelsat Subsidiary Holding
01-15-15	8.88	3,490,000	(c,d,j)	3,594,700
01-15-15	8.88	2,650,000	(c,j)	2,736,125
Intelsat
Sr Unsecured
06-15-16	9.25	4,880,000	(j)	5,111,800
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	10,575,000		11,962,969
Lamar Media
04-01-14	9.75	13,265,000		14,492,013
08-15-15	6.63	1,018,000		988,733
Lamar Media
Series B
08-15-15	6.63	740,000		711,325
Nielsen Finance LLC
08-01-14	10.00	17,845,000	(j)	18,692,637
Quebecor Media
Sr Unsecured
03-15-16	7.75	5,590,000	(c)	5,659,875
Rainbow Natl Services LLC
09-01-12	8.75	7,634,000	(d)	7,758,053
Salem Communications
Sr Secured
12-15-16	9.63	16,271,000	(j)	17,003,194
Sinclair Television Group
Sr Secured
11-01-17	9.25	14,342,000	(d,j)	15,130,809

Total				130,510,905

Metals (2.0%)
Arch Coal
08-01-16	8.75	8,954,000	(d,j)	9,468,855
Arch Western Finance LLC
07-01-13	6.75	7,250,000	(j)	7,277,188
Compass Minerals Intl
06-01-19	8.00	1,610,000	(d)	1,662,325
Consol Energy
04-01-17	8.00	5,832,000	(d,h)	5,999,670
04-01-20	8.25	2,386,000	(d,h)	2,457,580
Novelis
02-15-15	7.25	1,700,000	(c)	1,640,500
Peabody Energy
04-15-16	5.88	2,655,000		2,641,725
11-01-16	7.38	2,060,000	(j)	2,178,450
Peabody Energy
Series B
03-15-13	6.88	2,868,000		2,900,265
United States Steel
Sr Nts
04-01-20	7.38	4,724,000	(j)	4,700,380

Total				40,926,938

Non Captive Consumer (1.1%)
American General Finance
Sr Unsecured
12-15-17	6.90	27,093,000		23,731,003

	Coupon	Principal
Issuer	rate	amount		Value(a)
Non Captive Diversified (3.2%)
CIT Group
Sr Secured
05-01-17	7.00	29,040,000	(j)	26,789,400
Ford Motor Credit LLC
Sr Unsecured
10-25-11	7.25	11,218,000		11,598,189
10-01-14	8.70	3,690,000	(j)	4,001,104
GMAC
02-12-15	8.30	5,857,000	(d)	6,149,850
03-15-20	8.00	17,073,000	(d,j)	17,499,825

Total				66,038,368

Oil Field Services (1.7%)
Expro Finance Luxembourg
Sr Secured
12-15-16	8.50	15,332,000	(c,d)	15,483,691
Key Energy Services
12-01-14	8.38	3,799,000	(j)	3,841,739
McJunkin Red Man
Sr Secured
12-15-16	9.50	15,297,000	(d,j)	15,449,970

Total				34,775,400

Other Financial Institutions (0.9%)
Cardtronics
08-15-13	9.25	6,776,000		7,013,160
Cardtronics
Series B
08-15-13	9.25	11,390,000		11,788,650

Total				18,801,810

Other Industry (1.4%)
Aquilex Holdings LLC/Finance
Sr Nts
12-15-16	11.13	5,992,000	(d)	6,448,890
Chart Inds
10-15-15	9.13	8,195,000		8,195,000
Garda World Security
Sr Unsecured
03-15-17	9.75	4,717,000	(c,d,j)	4,833,610
Maxim Crane Works LP
Sr Secured
04-15-15	12.25	5,278,000	(d,h)	5,291,195
Sitel LLC
Sr Unsecured
04-01-18	11.50	5,110,000	(d,j)	5,161,100

Total				29,929,795

Packaging (2.8%)
Ball
09-01-16	7.13	1,035,000	(j)	1,099,688
09-01-19	7.38	2,890,000	(j)	3,045,338
09-15-20	6.75	3,000,000		3,030,000
Crown Americas LLC/Capital II
05-15-17	7.63	9,410,000	(d)	9,809,925

	Coupon	Principal
Issuer	rate	amount		Value(a)
Greif
Sr Unsecured
02-01-17	6.75	11,135,000		11,302,025
08-01-19	7.75	905,000		941,200
Owens-Brockway Glass Container
05-15-16	7.38	7,620,000	(j)	8,001,000
Reynolds Group Issuer LLC
Sr Secured
10-15-16	7.75	15,435,000	(d,j)	15,936,637
Sealed Air
Sr Nts
06-15-17	7.88	5,597,000	(d)	6,077,368

Total				59,243,181

Paper (2.3%)
Boise Cascade LLC
10-15-14	7.13	2,031,000		1,878,675
Cascades
Sr Nts
12-15-17	7.75	11,555,000	(c,d)	11,670,550
Georgia-Pacific LLC
01-15-15	7.00	4,000,000	(d,j)	4,140,000
06-15-15	7.70	11,883,000	(j)	12,595,980
05-01-16	8.25	3,807,000	(d,j)	4,149,630
01-15-17	7.13	3,632,000	(d)	3,777,280
Graphic Packaging Intl
06-15-17	9.50	6,090,000	(j)	6,501,075
Potlatch
11-01-19	7.50	3,854,000	(d)	3,950,350

Total				48,663,540

Pharmaceuticals (0.2%)
Valeant Pharmaceuticals Intl
06-15-16	8.38	3,755,000	(d,j)	3,923,975

Railroads (0.3%)
Kansas City Southern Mexico
Sr Unsecured
05-01-12	9.38	1,257,000	(c)	1,288,425
Kansas City Southern Railway
06-01-15	8.00	4,100,000	(j)	4,258,875

Total				5,547,300

Retailers (2.1%)
HSN
08-01-16	11.25	3,310,000		3,756,850
Neiman Marcus Group
Pay-in-kind
10-15-15	9.00	8,049,255	(e,j)	8,210,240
QVC
Sr Secured
04-15-17	7.13	2,900,000	(d)	2,918,125
10-01-19	7.50	7,925,000	(d)	8,073,594
10-15-20	7.38	2,900,000	(d)	2,914,500
Rite Aid
Sr Secured
06-12-16	9.75	4,453,000	(j)	4,786,975

	Coupon	Principal
Issuer	rate	amount		Value(a)
Toys R Us Property I LLC
07-15-17	10.75	6,043,000	(d,j)	6,768,160
Toys R Us Property II LLC
Sr Secured
12-01-17	8.50	6,696,000	(d)	6,930,360

Total				44,358,804

Technology (2.5%)
Brocade Communications Systems
Sr Secured
01-15-18	6.63	10,979,000	(d,j)	11,143,685
01-15-20	6.88	1,688,000	(d)	1,721,760
Communications & Power Inds
02-01-12	8.00	14,495,000		14,458,762
First Data
09-24-15	9.88	2,283,000	(j)	1,946,258
09-24-15	9.88	3,595,000	(j)	3,100,688
First Data
Pay-in-kind
09-24-15	10.55	2,105,000	(e,j)	1,778,725
JDA Software Group
12-15-14	8.00	2,005,000	(d)	2,085,200
Lender Processing Services
07-01-16	8.13	5,558,000		5,960,955
Seagate Technology Intl
Secured
05-01-14	10.00	3,045,000	(c,d,j)	3,490,331
SS&C Technologies
12-01-13	11.75	7,195,000		7,635,694

Total				53,322,058

Transportation Services (0.8%)
Avis Budget Car Rental LLC
03-15-18	9.63	3,497,000	(d,j)	3,654,365
Hertz
01-01-14	8.88	10,810,000		11,107,275
01-01-16	10.50	2,325,000	(j)	2,496,469

Total				17,258,109

Wireless (4.9%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	14,735,000	(d)	16,061,150
CPI Intl
Sr Unsecured
02-01-15	6.14	1,912,000	(f)	1,816,400
Cricket Communications
Sr Secured
05-15-16	7.75	16,615,000	(j)	17,238,063
Crown Castle Intl
Sr Unsecured
11-01-19	7.13	8,000,000	(j)	8,120,000
Nextel Communications
Series D
08-01-15	7.38	38,738,000	(j)	36,801,100
SBA Telecommunications
08-15-16	8.00	4,100,000	(d)	4,315,250
08-15-19	8.25	7,497,000	(d,j)	7,984,305

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sprint Capital
01-30-11	7.63	831,000	(j)	854,891
Sprint Nextel
Sr Unsecured
08-15-17	8.38	5,225,000	(j)	5,251,125
Wind Acquisition Finance
Secured
07-15-17	11.75	4,080,000	(c,d,j)	4,508,400

Total				102,950,684

Wirelines (6.4%)
Cincinnati Bell
02-15-15	7.00	6,265,000	(j)	6,092,713
10-15-17	8.25	6,500,000	(j)	6,581,250
Frontier Communications
Sr Unsecured
10-01-18	8.13	2,355,000	(j)	2,355,000
ITC Deltacom
Sr Secured
04-01-16	10.50	9,131,000	(d,h)	9,085,345
Level 3 Financing
11-01-14	9.25	10,025,000	(j)	9,774,374
02-15-17	8.75	6,006,000		5,495,490
New Communications Holdings
Sr Nts
04-15-15	7.88	2,162,000	(d,h)	2,216,050
04-15-17	8.25	5,403,000	(d,h)	5,463,784
New Communications Holdings
St Nts
04-15-20	8.50	4,414,000	(d,h)	4,480,210
PAETEC Holding
06-30-17	8.88	3,095,000	(j)	3,180,113
PAETEC Holding
Sr Secured
06-30-17	8.88	8,305,000	(d,j)	8,564,531
Qwest Communications Intl
10-01-15	8.00	5,145,000	(d)	5,479,425
04-01-18	7.13	1,900,000	(d,j)	1,961,750
Qwest
Sr Unsecured
03-15-12	8.88	3,810,000	(j)	4,171,950
10-01-14	7.50	10,585,000		11,564,112
06-15-15	7.63	4,915,000		5,369,638
05-01-16	8.38	5,345,000	(j)	6,013,125
tw telecom holdings
Sr Nts
03-01-18	8.00	2,341,000	(d)	2,381,968
Valor Telecommunications Enterprises Finance
02-15-15	7.75	10,675,000		10,915,187
Windstream
08-01-16	8.63	13,250,000		13,548,124
11-01-17	7.88	9,464,000		9,322,040
Total				134,016,179

Total Bonds (Cost: $1,854,604,353)				$1,974,682,858

Senior Loans (1.8%)(g)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Chemicals (0.4%)
CF Inds Holdings Bridge
Term Loan
TBD	TBD	$9,000,000	(h,i)	$9,000,000

Electric (0.2%)
Energy Future Holdings
Tranche B3 Term Loan
10-10-14	3.73-3.79%	4,885,816		3,969,237

Entertainment (—%)
AMC Entertainment Holdings
Pay-in-kind Term Loan
06-13-12	5.26	951,092	(e)	901,160

Gaming (0.1%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.00	749,819	(l)	721,476
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
08-15-12	9.00	277,367	(l)	266,883
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.00	194,212	(l)	186,871

Total				1,175,230

Oil Field Services (0.9%)
Dresser
2nd Lien Term Loan
05-04-15	6.00	18,595,000		17,637,357

Wirelines (0.2%)
FairPoint Communications
Tranche B Term Loan
03-31-15	0.00	5,202,410	(b,k)	4,276,069

Total Senior Loans (Cost: $33,944,364)				$36,959,053

Money Market Fund (3.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	79,724,422	(n)	$79,724,422

Total Money Market Fund (Cost: $79,724,422)			$79,724,422

Investments of Cash Collateral Received for Securities on Loan (22.0%)

		Amount
	Effective	payable at
Issuer	Yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.3%)
Elysian Funding LLC
04-15-10	0.55%	$9,986,861	$9,986,861
Grampian Funding LLC
04-12-10	0.22	14,996,976	14,996,976

		Amount
	Effective	payable at
Issuer	Yield	maturity	Value(a)
Rheingold Securitization
04-22-10	0.27	4,998,838	4,998,838
04-26-10	0.27	8,492,897	8,492,897
Rhein-Main Securitisation
04-26-10	0.27	4,998,800	4,998,800
Versailles Commercial Paper LLC
04-15-10	0.28	4,998,794	4,998,794

Total			48,473,166

Certificates of Deposit (15.3%)
Australia and New Zealand Bank Group
05-04-10	0.31	10,000,000	10,000,000
05-04-10	0.32	2,500,000	2,500,000
05-24-10	0.31	5,000,000	5,000,000
Banco di Brescia
04-12-10	0.31	2,499,333	2,499,333
Banco Popular Espanol
04-26-10	0.35	4,997,085	4,997,085
05-04-10	0.34	4,997,163	4,997,163
05-19-10	0.41	2,997,917	2,997,917
Banco Santander Central Hispano
04-06-10	0.30	10,000,000	10,000,000
04-16-10	0.30	4,000,000	4,000,000
04-19-10	0.31	10,000,000	10,000,000
Bank of Austria
04-05-10	0.28	4,998,756	4,998,756
Banque et Caisse d’Epargne de l’Etat
04-19-10	0.28	7,998,045	7,998,045
Banque Federative du Credit Mutuel
05-10-10	0.35	1,998,257	1,998,257
06-02-10	0.37	5,494,804	5,494,804
06-03-10	0.38	6,993,298	6,993,298
BNP Paribas
06-22-10	0.41	15,000,000	15,000,000
Caisse Centrale du Credit Immobilier de France
04-09-10	0.27	4,998,838	4,998,838
04-30-10	0.35	4,998,515	4,998,515
Caisse des Depots
05-19-10	0.24	4,997,035	4,997,035
Clydesdale Bank
04-06-10	0.26	5,000,000	5,000,000
04-12-10	0.25	15,000,000	15,000,000
Credit Agricole
04-01-10	0.18	10,000,000	10,000,000
Credit Industrial et Commercial
04-26-10	0.32	4,001,003	4,001,003
Credit Suisse
04-23-10	0.32	5,000,000	5,000,000
06-18-10	0.37	5,000,000	5,000,000
Dexia Bank
04-30-10	0.33	14,995,876	14,995,876
Dexia Credit Local
04-01-10	0.28	3,000,000	3,000,000
KBC Bank
04-19-10	0.31	10,000,000	10,000,000
Macquarie Bank
04-01-10	0.31	4,999,742	4,999,742

		Amount
	Effective	payable at
Issuer	Yield	maturity	Value(a)
Natixis
04-01-10	0.25	10,000,000	10,000,000
04-26-10	0.24	5,000,000	5,000,000
Norinchukin Bank
04-08-10	0.22	4,999,053	4,999,053
04-08-10	0.25	12,000,000	12,000,000
NyKredit Bank
04-06-10	0.44	8,000,000	8,000,000
06-22-10	0.38	10,000,000	10,000,000
Overseas Chinese Banking Corp
05-11-10	0.27	5,000,000	5,000,000
Pohjola Bank
06-15-10	0.33	9,991,574	9,991,574
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	20,000,000	20,000,000
Sumitomo Mitsui Banking
04-26-10	0.29	15,000,000	15,000,000
05-04-10	0.27	4,000,000	4,000,000
Ulster Bank Ireland Limited
04-01-10	0.29	14,999,275	14,999,275
Unicredit BK
04-06-10	0.30	5,000,000	5,000,000
Unicredito Italiano
05-17-10	0.30	5,000,000	5,000,000

Total			320,455,569

Commercial Paper (1.2%)
Citigroup Funding
04-26-10	0.26	9,997,472	9,997,472
Toyota Motor Credit
04-12-10	0.31	14,995,867	14,995,867

Total			24,993,339

Repurchase Agreements (3.2%)(m)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$14,197,744	0.05	14,197,724	14,197,724
Barclays Capital
dated 03-22-10, matures 04-30-10, repurchase price
$10,003,083	0.37	10,000,000	10,000,000
Morgan Stanley
dated 01-21-10, matures 04-30-10, repurchase price
$4,001,067	0.32	4,000,000	4,000,000
Morgan Stanley
dated 02-22-10, matures 04-30-10, repurchase price
$10,003,083	0.37	10,000,000	10,000,000
Morgan Stanley
dated 02-23-10, matures 04-30-10, repurchase price
$5,001,542	0.37	5,000,000	5,000,000
Morgan Stanley
dated 03-04-10, matures 04-30-10, repurchase price
$5,001,542	0.37	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	Yield	maturity	Value(a)
Pershing LLC
dated 03-31-10, matures 04-01-10, repurchase price
$18,000,110	0.22	18,000,000	18,000,000

Total			66,197,724

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $460,119,798)			$460,119,798

Total Investments in Securities (Cost: $2,428,392,937)(o)			$2,551,486,131

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 5.31% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $783,463,167 or 37.46% of net assets.

(e)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(g)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $50,446,624.

(i)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j)	At March 31, 2010, security was partially or fully on loan.

(k)	This position is in bankruptcy.

(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $1,175,230, representing 0.06% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC
Development Term Loan
9.00% 2012	03-02-07 thru 09-15-07	$743,053

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
9.00% 2012	03-02-07 thru 09-15-07	277,864
Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.00% 2012	03-02-07 thru 09-15-07	192,459

(m)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$891,619
Freddie Mac REMICS	2,203,452
Government National Mortgage Association	11,386,608

Total market value of collateral securities	$14,481,679

Barclays Capital (0.37%)

Security description	Value (a)

United States Treasury Note/Bond	$10,200,003

Total market value of collateral securities	$10,200,003

Morgan Stanley (0.32%)

Security description	Value (a)

Amstel Funding Corp	$360,270
Amsterdam Funding Corp	6,663
Atlantic Asset Securities	1,333
Beethoven Funding Corp	7
Bryant Park Funding LLC	347
BTM Capital Corp	137,983
Can Ast & Can Ltd	91,304
Chesham Financing/Chesham LLC	57,485
Concord Min Capital	71,308
Crown Point Capital	19,227
Fairway Finance Corp	20
Fannie Mae Pool	28,213
Fannie Mae REMICS	28,210
Fannie Mae Whole Loan	411
Federal Home Loan Banks	870,112
Federal National Mortgage Association	12,267
FHLMC-GNMA	18
Freddie Mac Gold Pool	3,840
Freddie Mac Non Gold Pool	1,033
Freddie Mac REMICS	1
Galleon Capital Corp	666
Ginnie Mae I Pool	24,076
Ginnie Mae II Pool	6,136
Gotham Funding Corp	800
Halkin Finance LLC	238,395
LMA LMA Americas	15,994
Manhattan Asset Funding	2,099
Market St Funding Corp	9,190
Nationwide Life Insurance Co	2,733
Nestle Capital Corp	260,229
Paradigm Funding LLC	10,005
Scaldis & Scaldis	384,645
Silver Tower US Fund	266,590
Silver Tower US Funding	100,247
Starbird Funding Corp	5,179
Straight A Funding	15,331
Thames Ast Global Securities	251,461
TSL USA Inc	887,482
Victory Receivables	33

Total market value of collateral securities	$4,171,343

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$778,973
Accredited Mortgage Loan Trust	41,752
American Express Credit Account Master Trust	22,572
American Express Issuance Trust	23,224
AmeriCredit Automobile Receivables Trust	26,929
BA Credit Card Trust	194,270
Banc of America Commercial Mortgage Inc	385,145
Banc of America Large Loan Inc	124,637
Bank One Issuance Trust	187,931
BMW Vehicle Lease Trust	133,672
Capital Auto Receivables Asset Trust	251,604
Capital One Multi-Asset Execution Trust	351,419
Chase Issuance Trust	393,297
Citibank Credit Card Issuance Trust	266,253
Citifinancial Mortgage Securities Inc	26,770
Citigroup Commercial Mortgage Trust	204,497
Collegiate Funding Services Education Loan Trust I	130,258
Commercial Mortgage Asset Trust	65,803
Commercial Mortgage Pass Through Certificates	80,247
Credit Suisse First Boston Mortgage Securities Corp	57,553
Credit Suisse Mortgage Capital Certificates	220,148
Daimler Chrysler Auto Trust	353,462
DFR Middle Market CLO Ltd	276,466
Education Funding Capital Trust I	118,353
Fannie Mae REMICS	66,484
Fannie Mae Whole Loan	161,662
Federal National Mortgage Association	36,267
FHLMC Structured Pass Through Securities	24,609
Ford Credit Floorplan Master Owner Trust	208,808
GE Business Loan Trust	33,956
GE Capital Credit Card Master Note Trust	282,957
G-FORCE CDO	63,581
Gramercy Real Estate CDO	407,425
Granite Master Issuer PLC	219,871
Granite Mortgages PLC	29,890
HSBC Home Equity Loan Trust	72,084
Hyundai Floorplan Master Owner Trust	113,931
JP Morgan Chase Commercial Mortgage Securities Corp	410,967
LB-UBS Commercial Mortgage Trust	48,748
MBNA Credit Card Master Note Trust	660,681
Merrill Lynch Mortgage Trust	146,729
Morgan Stanley ABS Capital I	12,163
Nelnet Education Loan Funding Inc	53,920
Nelnet Student Loan Trust	265,713
Nissan Auto Lease Trust	80,208
Northstar Education Finance Inc	93,672
Pennsylvania Higher Education Assistance Agency	39,716
Saxon Asset Securities Trust	35,295
SLC Student Loan Trust	82,935
SLM Student Loan Trust	345,483
Victoria Falls CLO Ltd	694,371
Wachovia Bank Commercial Mortgage Trust	1,084,138

Total market value of collateral securities	$10,491,499

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$389,486
Accredited Mortgage Loan Trust	20,876
American Express Credit Account Master Trust	11,286
American Express Issuance Trust	11,612
AmeriCredit Automobile Receivables Trust	13,465
BA Credit Card Trust	97,135
Banc of America Commercial Mortgage Inc	192,572
Banc of America Large Loan Inc	62,318
Bank One Issuance Trust	93,966
BMW Vehicle Lease Trust	66,836
Capital Auto Receivables Asset Trust	125,802
Capital One Multi-Asset Execution Trust	175,709
Chase Issuance Trust	196,649
Citibank Credit Card Issuance Trust	133,126
Citifinancial Mortgage Securities Inc	13,385
Citigroup Commercial Mortgage Trust	102,249
Collegiate Funding Services Education Loan Trust I	65,129
Commercial Mortgage Asset Trust	32,902
Commercial Mortgage Pass Through Certificates	40,124
Credit Suisse First Boston Mortgage Securities Corp	28,777
Credit Suisse Mortgage Capital Certificates	110,074
Daimler Chrysler Auto Trust	176,731
DFR Middle Market CLO Ltd	138,233
Education Funding Capital Trust I	59,177
Fannie Mae REMICS	33,242
Fannie Mae Whole Loan	80,831
Federal National Mortgage Association	18,134
FHLMC Structured Pass Through Securities	12,304
Ford Credit Floorplan Master Owner Trust	104,404
GE Business Loan Trust	16,978
GE Capital Credit Card Master Note Trust	141,478
G-FORCE CDO	31,790
Gramercy Real Estate CDO	203,713
Granite Master Issuer PLC	109,936
Granite Mortgages PLC	14,945
HSBC Home Equity Loan Trust	36,042
Hyundai Floorplan Master Owner Trust	56,965
JP Morgan Chase Commercial Mortgage Securities Corp	205,484
LB-UBS Commercial Mortgage Trust	24,374
MBNA Credit Card Master Note Trust	330,341
Merrill Lynch Mortgage Trust	73,364
Morgan Stanley ABS Capital I	6,081
Nelnet Education Loan Funding Inc	26,960
Nelnet Student Loan Trust	132,857
Nissan Auto Lease Trust	40,104
Northstar Education Finance Inc	46,836
Pennsylvania Higher Education Assistance Agency	19,858
Saxon Asset Securities Trust	17,648
SLC Student Loan Trust	41,467
SLM Student Loan Trust	172,741
Victoria Falls CLO Ltd	347,185
Wachovia Bank Commercial Mortgage Trust	542,069

Total market value of collateral securities	$5,245,750

Morgan Stanley (0.37%)

Security description	Value (a)

Access Group Inc	$389,486
Accredited Mortgage Loan Trust	20,876
American Express Credit Account Master Trust	11,286
American Express Issuance Trust	11,612
AmeriCredit Automobile Receivables Trust	13,465
BA Credit Card Trust	97,135
Banc of America Commercial Mortgage Inc	192,572
Banc of America Large Loan Inc	62,318
Bank One Issuance Trust	93,966
BMW Vehicle Lease Trust	66,836
Capital Auto Receivables Asset Trust	125,802
Capital One Multi-Asset Execution Trust	175,709
Chase Issuance Trust	196,649
Citibank Credit Card Issuance Trust	133,126
Citifinancial Mortgage Securities Inc	13,385
Citigroup Commercial Mortgage Trust	102,249
Collegiate Funding Services Education Loan Trust I	65,129
Commercial Mortgage Asset Trust	32,902
Commercial Mortgage Pass Through Certificates	40,124
Credit Suisse First Boston Mortgage Securities Corp	28,777
Credit Suisse Mortgage Capital Certificates	110,074
Daimler Chrysler Auto Trust	176,731
DFR Middle Market CLO Ltd	138,233
Education Funding Capital Trust I	59,177
Fannie Mae REMICS	33,242
Fannie Mae Whole Loan	80,831
Federal National Mortgage Association	18,134
FHLMC Structured Pass Through Securities	12,304
Ford Credit Floorplan Master Owner Trust	104,404
GE Business Loan Trust	16,978
GE Capital Credit Card Master Note Trust	141,478
G-FORCE CDO	31,790
Gramercy Real Estate CDO	203,713
Granite Master Issuer PLC	109,936
Granite Mortgages PLC	14,945
HSBC Home Equity Loan Trust	36,042
Hyundai Floorplan Master Owner Trust	56,965
JP Morgan Chase Commercial Mortgage Securities Corp	205,484
LB-UBS Commercial Mortgage Trust	24,374
MBNA Credit Card Master Note Trust	330,341
Merrill Lynch Mortgage Trust	73,364
Morgan Stanley ABS Capital I	6,081
Nelnet Education Loan Funding Inc	26,960
Nelnet Student Loan Trust	132,857
Nissan Auto Lease Trust	40,104
Northstar Education Finance Inc	46,836
Pennsylvania Higher Education Assistance Agency	19,858
Saxon Asset Securities Trust	17,648
SLC Student Loan Trust	41,467
SLM Student Loan Trust	172,741
Victoria Falls CLO Ltd	347,185
Wachovia Bank Commercial Mortgage Trust	542,069

Total market value of collateral securities	$5,245,750

Pershing LLC (0.22%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$72,255
Fannie Mae Pool	7,266,569
Fannie Mae REMICS	1,744,582
Federal Home Loan Banks	27,540
Federal Home Loan Mortgage Corp	102,440
Federal National Mortgage Association	234,434
Freddie Mac Gold Pool	3,318,839
Freddie Mac Non Gold Pool	155,809
Freddie Mac Reference REMIC	44,433
Freddie Mac REMICS	328,974
Ginnie Mae I Pool	509,183
Ginnie Mae II Pool	204,144
Government National Mortgage Association	653,898
United States Treasury Inflation Indexed Bonds	86,746
United States Treasury Note/Bond	3,325,133
United States Treasury Strip Principal	285,021

Total market value of collateral securities	$18,360,000

(n)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(o)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $2,428,393,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$127,608,000
Unrealized depreciation	(4,515,000)

Net unrealized appreciation	$123,093,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities	$—	$1,974,682,858	$—	$1,974,682,858

Total Bonds	—	1,974,682,858	—	1,974,682,858

Other
Senior Loans
Gaming	—	—	1,175,230	1,175,230
All Other Industries (a)	—	35,783,823	—	35,783,823
Affiliated Money Market Fund (b)	79,724,422	—	—	79,724,422
Investments of Cash Collateral Received for Securities on Loan (c)	—	460,119,798	—	460,119,798

Total Other	79,724,422	495,903,621	1,175,230	576,803,273

Total	$79,724,422	$2,470,586,479	$1,175,230	$2,551,486,131

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior
Loans

Balance as of Dec. 31, 2009	$1,242,498
Accrued discounts/premiums	1,209
Realized gain (loss)	1,029
Change in unrealized appreciation (depreciation)*	42,391
Net purchases (sales)	(111,897)
Transfers in and/or out of Level 3	—

Balance as of March 31, 2010	$1,175,230

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $42,391 .

Portfolio of Investments
RiverSource VP — Mid Cap Growth Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
Precision Castparts Corp.	15,580		$1,974,142
Rockwell Collins, Inc.	13,900		870,001

Total			2,844,143

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	28,828	(d)	1,610,044
Expeditors International of Washington, Inc.	85,456		3,155,035

Total			4,765,079

Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.	15,167	(b,d)	824,630
BioMarin Pharmaceutical, Inc.	175,144	(b,d)	4,093,115
Cephalon, Inc.	22,972	(b,d)	1,557,042
Vertex Pharmaceuticals, Inc.	32,822	(b)	1,341,435

Total			7,816,222

Capital Markets (2.0%)
Affiliated Managers Group, Inc.	24,044	(b,d)	1,899,476
Blackstone Group LP	117,987		1,651,818
E*TRADE Financial Corp.	1,660,876	(b)	2,740,445
T Rowe Price Group, Inc.	29,913		1,643,121

Total			7,934,860

Chemicals (0.9%)
Ecolab, Inc.	78,727	(d)	3,460,052

Commercial Banks (1.8%)
Marshall & Ilsley Corp.	251,317		2,023,102
Regions Financial Corp.	269,556	(d)	2,116,015
Zions Bancorporation	139,871	(d)	3,051,985

Total			7,191,102

Communications Equipment (7.3%)
BigBand Networks, Inc.	1,136,330	(b)	4,011,245
Brocade Communications Systems, Inc.	363,441	(b)	2,075,248
Ciena Corp.	404,353	(b,d)	6,162,341
CommScope, Inc.	41,555	(b,d)	1,164,371
Finisar Corp.	173,758	(b,d)	2,729,738
Infinera Corp.	614,188	(b)	5,232,882
Juniper Networks, Inc.	79,263	(b,d)	2,431,789
ORBCOMM, Inc.	644,102	(b)	1,384,819
Palm, Inc.	568,551	(b,d)	2,137,752
Tellabs, Inc.	222,627		1,685,286
Viasat, Inc.	20,059	(b)	694,242

Total			29,709,713

Issuer	Shares		Value(a)
Computers & Peripherals (0.5%)
STEC, Inc.	155,799	(b,d)	1,866,472

Construction & Engineering (2.9%)
EMCOR Group, Inc.	115,377	(b,d)	2,841,736
Fluor Corp.	59,045	(d)	2,746,183
Foster Wheeler AG	45,543	(b,c)	1,236,037
Quanta Services, Inc.	208,439	(b,d)	3,993,691
The Shaw Group, Inc.	26,429	(b)	909,686

Total			11,727,333

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	19,407	(d)	1,621,454
Vulcan Materials Co.	31,223	(d)	1,474,975

Total			3,096,429

Consumer Finance (0.2%)
The First Marblehead Corp.	264,107	(b,d)	750,064

Distributors (0.2%)
LKQ Corp.	49,016	(b,d)	995,025

Diversified Financial Services (1.4%)
IntercontinentalExchange, Inc.	30,697	(b)	3,443,589
The NASDAQ OMX Group, Inc.	110,081	(b,d)	2,324,911

Total			5,768,500

Electric Utilities (0.4%)
PPL Corp.	61,730		1,710,538

Electrical Equipment (3.3%)
Energy Conversion Devices, Inc.	199,426	(b,d)	1,561,505
Evergreen Solar, Inc.	1,214,104	(b,d)	1,371,938
First Solar, Inc.	32,860	(b,d)	4,030,278
Hubbell, Inc., Class B	15,899		801,787
JA Solar Holdings Co., Ltd., ADR	242,313	(b,c,d)	1,359,376
Real Goods Solar, Inc., Class A	343,578	(b)	1,168,165
SunPower Corp., Class A	69,049	(b,d)	1,305,026
Suntech Power Holdings Co., Ltd., ADR	44,435	(b,c,d)	622,979
Yingli Green Energy Holding Co., Ltd., ADR	78,547	(b,c,d)	1,000,689

Total			13,221,743

Electronic Equipment, Instruments & Components (1.0%)
American Superconductor Corp.	29,158	(b)	842,666
Brightpoint, Inc.	119,706	(b)	901,386
Itron, Inc.	29,742	(b,d)	2,158,377

Total			3,902,429

Energy Equipment & Services (3.2%)
Cameron International Corp.	54,532	(b)	2,337,242
Diamond Offshore Drilling, Inc.	19,015	(d)	1,688,722
Ensco PLC, ADR	57,566	(c)	2,577,805
Hercules Offshore, Inc.	632,554	(b,d)	2,726,308
Noble Corp.	19,830	(b,c)	829,291
Oceaneering International, Inc.	16,111	(b,d)	1,022,887
Weatherford International Ltd.	120,073	(b,c)	1,904,358

Total			13,086,613

Issuer	Shares		Value(a)
Food & Staples Retailing (0.6%)
BJ’s Wholesale Club, Inc.	62,208	(b,d)	2,301,074

Food Products (0.6%)
HJ Heinz Co.	51,799	(d)	2,362,552

Health Care Equipment & Supplies (4.9%)
CR Bard, Inc.	29,412		2,547,667
Gen-Probe, Inc.	113,492	(b,d)	5,674,600
Haemonetics Corp.	65,388	(b,d)	3,736,924
Hologic, Inc.	173,157	(b,d)	3,210,331
Hospira, Inc.	25,709	(b)	1,456,415
Masimo Corp.	67,983	(d)	1,804,949
Varian Medical Systems, Inc.	28,106	(b,d)	1,555,105

Total			19,985,991

Health Care Providers & Services (3.1%)
AmerisourceBergen Corp.	43,663	(d)	1,262,734
Emdeon, Inc., Class A	122,296	(b,d)	2,020,330
Laboratory Corp of America Holdings	10,319	(b,d)	781,251
MEDNAX, Inc.	39,355	(b,d)	2,290,067
Patterson Companies, Inc.	25,923	(d)	804,909
Select Medical Holdings Corp.	400,369	(b,d)	3,379,115
WellCare Health Plans, Inc.	71,542	(b)	2,131,952

Total			12,670,358

Hotels, Restaurants & Leisure (3.7%)
Buffalo Wild Wings, Inc.	15,978	(b)	768,702
Burger King Holdings, Inc.	145,076	(d)	3,084,316
Darden Restaurants, Inc.	38,087		1,696,395
International Game Technology	54,565	(d)	1,006,724
Marriott International, Inc., Class A	36,209		1,141,308
Melco Crown Entertainment Ltd., ADR	470,401	(b,c,d)	2,267,333
Panera Bread Co., Class A	17,194	(b)	1,315,169
PF Chang’s China Bistro, Inc.	7,357	(b,d)	324,664
Scientific Games Corp., Class A	109,459	(b)	1,541,183
Starwood Hotels & Resorts Worldwide, Inc.	25,708	(d)	1,199,021
The Cheesecake Factory, Inc.	30,271	(b,d)	819,133

Total			15,163,948

Household Durables (0.5%)
KB Home	68,021	(d)	1,139,351
Pulte Group, Inc.	83,674	(b,d)	941,333

Total			2,080,684

Household Products (0.5%)
Clorox Co.	32,735		2,099,623

Insurance (1.8%)
Hartford Financial Services Group, Inc.	129,669	(d)	3,685,193
Principal Financial Group, Inc.	118,478		3,460,742

Total			7,145,935

Internet & Catalog Retail (0.9%)
Expedia, Inc.	83,167		2,075,848
priceline.com, Inc.	6,737	(b)	1,717,935

Total			3,793,783

Issuer	Shares		Value(a)
Internet Software & Services (1.8%)
Akamai Technologies, Inc.	32,043	(b,d)	1,006,471
Limelight Networks, Inc.	592,630	(b,d)	2,169,026
OpenTable, Inc.	111,984	(b,d)	4,269,949

Total			7,445,446

IT Services (0.7%)
Mantech International Corp., Class A	23,254	(b,d)	1,135,493
Paychex, Inc.	51,325	(d)	1,575,677

Total			2,711,170

Leisure Equipment & Products (0.2%)
LeapFrog Enterprises, Inc.	121,126	(b)	793,375

Life Sciences Tools & Services (1.2%)
Covance, Inc.	40,245	(b,d)	2,470,641
Illumina, Inc.	58,716	(b,d)	2,284,052

Total			4,754,693

Machinery (1.6%)
Badger Meter, Inc.	26,627	(d)	1,025,406
Flowserve Corp.	11,847		1,306,369
Joy Global, Inc.	23,325		1,320,195
Kennametal, Inc.	63,259	(d)	1,778,843
Terex Corp.	48,072	(b,d)	1,091,715

Total			6,522,528

Marine (4.1%)
Diana Shipping, Inc.	140,781	(b,c)	2,128,609
DryShips, Inc.	1,905,284	(b,c)	11,126,858
Genco Shipping & Trading Ltd.	162,638	(b)	3,433,288

Total			16,688,755

Media (1.0%)
Regal Entertainment Group, Class A	102,060		1,793,194
Sirius XM Radio, Inc.	2,660,674	(b,d)	2,316,117

Total			4,109,311

Metals & Mining (4.5%)
AK Steel Holding Corp.	88,618	(d)	2,025,807
Alcoa, Inc.	249,378	(d)	3,551,143
Allegheny Technologies, Inc.	50,523	(d)	2,727,737
Cliffs Natural Resources, Inc.	16,384		1,162,445
Freeport-McMoRan Copper & Gold, Inc.	14,723	(d)	1,229,959
Kinross Gold Corp.	95,179	(c)	1,626,609
Steel Dynamics, Inc.	80,947	(d)	1,414,144
United States Steel Corp.	43,310	(d)	2,751,051
Yamana Gold, Inc.	185,216	(c)	1,824,378

Total			18,313,273

Multiline Retail (0.8%)
Nordstrom, Inc.	40,957	(d)	1,673,094
Saks, Inc.	176,572	(b,d)	1,518,519

Total			3,191,613

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels (6.8%)
Alpha Natural Resources, Inc.	28,325	(b)	1,413,134
Arch Coal, Inc.	73,073	(d)	1,669,718
CONSOL Energy, Inc.	71,604		3,054,626
Crude Carriers Corp.	130,978	(b,c)	2,230,555
Denbury Resources, Inc.	71,011	(b,d)	1,197,956
El Paso Corp.	248,256		2,691,095
Frontier Oil Corp.	226,049	(d)	3,051,662
Murphy Oil Corp.	22,168		1,245,620
Petrohawk Energy Corp.	100,002	(b,d)	2,028,041
Range Resources Corp.	22,331	(d)	1,046,654
Tesoro Corp.	163,606	(d)	2,274,123
The Williams Companies, Inc.	93,826		2,167,381
Western Refining, Inc.	619,191	(b,d)	3,405,550

Total			27,476,115

Personal Products (0.5%)
Avon Products, Inc.	61,414	(d)	2,080,092

Pharmaceuticals (1.1%)
Mylan, Inc.	48,835	(b,d)	1,109,043
Shire PLC, ADR	52,647	(c)	3,472,596

Total			4,581,639

Road & Rail (0.8%)
Con-way, Inc.	28,194	(d)	990,173
Landstar System, Inc.	41,326		1,734,866
Ryder System, Inc.	16,332		633,028

Total			3,358,067

Semiconductors & Semiconductor Equipment (9.2%)
Altera Corp.	91,602	(d)	2,226,845
Analog Devices, Inc.	68,220		1,966,100
Broadcom Corp., Class A	49,095	(d)	1,628,972
Formfactor, Inc.	227,420	(b,d)	4,038,979
KLA-Tencor Corp.	41,869		1,294,589
Lam Research Corp.	35,999	(b)	1,343,483
Mellanox Technologies Ltd.	162,533	(b,c)	3,830,903
MEMC Electronic Materials, Inc.	104,711	(b,d)	1,605,220
NVIDIA Corp.	169,262	(b,d)	2,941,774
PMC — Sierra, Inc.	1,567,624	(b)	13,983,206
Teradyne, Inc.	37,251	(b,d)	416,094
Xilinx, Inc.	58,215		1,484,483

Total			36,760,648

Software (7.7%)
Activision Blizzard, Inc.	164,021		1,978,093
Compuware Corp.	336,762	(b,d)	2,828,801
Electronic Arts, Inc.	151,258	(b,d)	2,822,474
Intuit, Inc.	33,002	(b,d)	1,133,289
McAfee, Inc.	24,721	(b)	992,054
Novell, Inc.	281,871	(b)	1,688,407
Symantec Corp.	196,587	(b)	3,326,252
TIBCO Software, Inc.	1,410,569	(b)	15,220,040
VMware, Inc., Class A	17,929	(b)	955,616

Total			30,945,026

Specialty Retail (6.5%)
American Eagle Outfitters, Inc.	161,378		2,988,721
Bed Bath & Beyond, Inc.	28,480	(b)	1,246,285
Dick’s Sporting Goods, Inc.	116,406	(b,d)	3,039,361

Issuer	Shares		Value(a)
GameStop Corp., Class A	170,404	(b,d)	3,733,552
Limited Brands, Inc.	115,204		2,836,322
Office Depot, Inc.	430,492	(b)	3,435,326
PetSmart, Inc.	57,019		1,822,327
rue21, Inc.	73,457	(b)	2,546,754
Tiffany & Co.	34,923		1,658,493
TJX Companies, Inc.	44,118		1,875,897
Urban Outfitters, Inc.	29,666	(b,d)	1,128,198

Total			26,311,236

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	46,940	(d)	1,855,069

Tobacco (0.6%)
Lorillard, Inc.	32,081		2,413,774

Trading Companies & Distributors (0.8%)
Fastenal Co.	47,318	(d)	2,270,791
RSC Holdings, Inc.	23,026	(b)	183,287
United Rentals, Inc.	86,387	(b)	810,310

Total			3,264,388

Wireless Telecommunication Services (1.0%)
American Tower Corp., Class A	54,495	(b)	2,322,032
NII Holdings, Inc.	41,053	(b,d)	1,710,268

Total			4,032,300

Total Common Stocks (Cost: $360,751,412)			$395,058,783

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	4,398,473	(e)	$4,398,473

Total Money Market Fund (Cost: $4,398,473)			$4,398,473

Investments of Cash Collateral Received for Securities on Loan (27.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (4.2%)
Belmont Funding LLC
04-12-10	0.48%	$2,998,760	$2,998,760
Elysian Funding LLC
04-15-10	0.55	4,993,431	4,993,431
Grampian Funding LLC
04-15-10	0.25	3,999,194	3,999,194
Rheingold Securitization
04-28-10	0.27	4,998,875	4,998,875

Total			16,990,260

Certificates of Deposit (14.1%)
Australia and New Zealand Bank Group
05-24-10	0.31	5,000,000	5,000,000
Banco Popular Espanol
05-19-10	0.41	1,998,612	1,998,612

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Banco Santander Central Hispano
04-01-10	0.23	1,000,000	1,000,000
04-06-10	0.30	4,000,000	4,000,000
Caisse Centrale du Credit Immobilier de France
04-09-10	0.27	2,499,419	2,499,419
04-30-10	0.35	1,999,406	1,999,406
Dexia Bank
04-26-10	0.33	5,000,000	5,000,000
Hong Kong Shanghai Bank
04-06-10	0.22	5,000,000	5,000,000
Natixis
04-26-10	0.24	5,000,000	5,000,000
Norinchukin Bank
04-19-10	0.27	3,000,000	3,000,000
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	4,000,000	4,000,000
Sumitomo Mitsui Banking
04-26-10	0.29	2,500,000	2,500,000
Ulster Bank Ireland Limited
04-01-10	0.29	3,999,807	3,999,807
Unicredito Italiano
05-03-10	0.28	4,000,000	4,000,000
United Overseas Bank
05-28-10	0.30	4,000,000	4,000,000
Versailles Commercial Paper LLC
04-22-10	0.26	3,999,104	3,999,104

Total			56,996,348

Repurchase Agreements (9.1%)(f)
Banc of America Securities LLC
dated 03-31-10, matures 04-01-10, repurchase price
$3,907,997	0.05	3,907,991	3,907,991
Barclays Capital
dated 03-31-10, matures 04-01-10, repurchase price
$2,000,015	0.27	2,000,000	2,000,000
Cantor Fitzgerald
dated 03-31-10, matures 04-01-10, repurchase price
$5,000,007	0.05	5,000,000	5,000,000
Morgan Stanley
dated 01-21-10, matures 04-30-10, repurchase price
$7,001,867	0.32	7,000,000	7,000,000
Pershing LLC
dated 03-31-10, matures 04-01-10, repurchase price
$15,000,092	0.22	15,000,000	15,000,000
RBS Securities
dated 03-31-10, matures 04-01-10, repurchase price
$4,000,047	0.42	4,000,000	4,000,000

Total			36,907,991

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $110,894,599)			$110,894,599

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Total Investments in Securities
(Cost: $476,044,484)			$510,351,855

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 9.40% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$245,422
Freddie Mac REMICS	606,511
Government National Mortgage Association	3,134,218

Total market value of collateral securities	$3,986,151

Barclays Capital (0.27%)

Security description	Value (a)

Banc of America Commercial Mortgage Inc	$198,018
Bayview Commercial Asset Trust	35,645
BCAP LLC Trust	43,666
Bear Stearns Adjustable Rate Mortgage Trust	60,379
Bear Stearns Commercial Mortgage Securities	96,981
CC Mortgage Funding Corp	18,184
Citigroup Commercial Mortgage Trust	129,139
Citigroup Mortgage Loan Trust Inc	1,913
Citigroup/Deutsche Bank Commercial Mortgage Trust	3,778
Commercial Mortgage Asset Trust	22,137
Commercial Mortgage Pass Through Certificates	17,064
Countrywide Home Loan Mortgage Pass Through Trust	17,811
Credit Suisse First Boston Mortgage Securities Corp	77,722
Credit Suisse Mortgage Capital Certificates	5,052
Crusade Global Trust	14,478
First Franklin Mortgage Loan Asset Backed Certificates	34,781
GE Capital Commercial Mortgage Corp	1,651
General Electric Capital Assurance Co	20,101
GMAC Commercial Mortgage Securities Inc	5,025
Gracechurch Mortgage Financing PLC	2,902
Granite Master Issuer PLC	184,657
Granite Mortgages PLC	166,850
Greenwich Capital Commercial Funding Corp	52,540
GSAMP Trust	18,591
Homestar Mortgage Acceptance Corp	34,133
Interstar Millennium Trust	6,191
JP Morgan Chase Commercial Mortgage Securities Corp	63,626
Kildare Securities Ltd	1,674
LB-UBS Commercial Mortgage Trust	44,216
Leek Finance Ltd	1,857
Medallion Trust	545
Merrill Lynch Floating Trust	19,216
Merrill Lynch/Countrywide Commercial Mortgage Trust	77,988
Morgan Stanley ABS Capital I	44,348
Morgan Stanley Capital I	37,605
Morgan Stanley Dean Witter Capital I	819
Mortgage Equity Conversion Asset Trust	1,152
National RMBS Trust	1,571
Nomura Asset Securities Corp	70,790
Paragon Mortgages PLC	118,016
Puma Finance Ltd	4,221
Residential Accredit Loans Inc	9,719
Residential Asset Mortgage Products Inc	59,397
Residential Mortgage Securities	58,770
SACO I Inc	4,370
Structured Asset Mortgage Investments Inc	10,177
Structured Asset Securities Corp	16,868
Superannuation Members Home Loans Global Fund	70,272
Thornburg Mortgage Securities Trust	386
Wachovia Bank Commercial Mortgage Trust	37,646
WaMu Mortgage Pass Through Certificates	75,362

Total market value of collateral securities	$2,100,000

Cantor Fitzgerald (0.05%)

Security description	Value (a)

Fannie Mae Grantor Trust	$196
Fannie Mae Interest Strip	13,320
Fannie Mae Pool	3,633,242
Fannie Mae REMICS	211,951
Fannie Mae Whole Loan	3,772
Federal Home Loan Mortgage Corp	113,493
Freddie Mac Non Gold Pool	533,487
Freddie Mac Reference REMIC	6,981
Freddie Mac REMICS	79,992
Freddie Mac Strips	7,420
Ginnie Mae I Pool	82,667
Ginnie Mae II Pool	132,203
Government National Mortgage Association	37,240
United States Treasury Bill	32,039
United States Treasury Inflation Indexed Bonds	5,781
United States Treasury Note/Bond	1
United States Treasury Strip Coupon	178,642
United States Treasury Strip Principal	27,573

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.32%)

Security description	Value (a)

Amstel Funding Corp	$630,472
Amsterdam Funding Corp	11,660
Atlantic Asset Securities	2,332
Beethoven Funding Corp	12
Bryant Park Funding LLC	607
BTM Capital Corp	241,471
Can Ast & Can Ltd	159,782
Chesham Financing/Chesham LLC	100,600
Concord Min Capital	124,788
Crown Point Capital	33,647
Fairway Finance Corp	35
Fannie Mae Pool	49,373
Fannie Mae REMICS	49,368
Fannie Mae Whole Loan	719
Federal Home Loan Banks	1,522,696
Federal National Mortgage Association	21,467
FHLMC-GNMA	32
Freddie Mac Gold Pool	6,719
Freddie Mac Non Gold Pool	1,808
Freddie Mac REMICS	1
Galleon Capital Corp	1,167
Ginnie Mae I Pool	42,133
Ginnie Mae II Pool	10,738
Gotham Funding Corp	1,400
Halkin Finance LLC	417,192
LMA LMA Americas	27,990
Manhattan Asset Funding	3,674
Market St Funding Corp	16,083
Nationwide Life Insurance Co	4,783
Nestle Capital Corp	455,400
Paradigm Funding LLC	17,508
Scaldis & Scaldis	673,128
Silver Tower US Fund	466,532
Silver Tower US Funding	175,432
Starbird Funding Corp	9,064
Straight A Funding	26,829
Thames Ast Global Securities	440,057
TSL USA Inc	1,553,094
Victory Receivables	58

Total market value of collateral securities	$7,299,851

Pershing LLC (0.22%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$60,212
Fannie Mae Pool	6,055,474
Fannie Mae REMICS	1,453,819
Federal Home Loan Banks	22,950
Federal Home Loan Mortgage Corp	85,367
Federal National Mortgage Association	195,362
Freddie Mac Gold Pool	2,765,699
Freddie Mac Non Gold Pool	129,841
Freddie Mac Reference REMIC	37,027
Freddie Mac REMICS	274,146
Ginnie Mae I Pool	424,319
Ginnie Mae II Pool	170,120
Government National Mortgage Association	544,915
United States Treasury Inflation Indexed Bonds	72,288
United States Treasury Note/Bond	2,770,944
United States Treasury Strip Principal	237,517

Total market value of collateral securities	$15,300,000

RBS Securities (0.42%)

Security description	Value (a)

Accredited Mortgage Loan Trust	$23,014
ACE Securities Corp	46,349
Aegis Asset Backed Securities Trust	34,012
American Express Credit Account Master Trust	85,354
AmeriCredit Automobile Receivables Trust	20,258
Ameriquest Mortgage Securities Inc	38,479
Amortizing Residential Collateral Trust	12,137
BA Credit Card Trust	72,831
Bank of America Auto Trust	900
BMW Vehicle Lease Trust	154,416
Capital Auto Receivables Asset Trust	398,090
Capital One Multi-Asset Execution Trust	227,525
Capital One Prime Auto Receivables Trust	8,697
Chase Issuance Trust	160,984
Citibank Credit Card Issuance Trust	175,346
Citigroup Commercial Mortgage Trust	38,814
CNH Equipment Trust	1,974
Countrywide Asset-Backed Certificates	90,194
Credit-Based Asset Servicing and Securitization LLC	47,616
Fifth Third Auto Trust	30,766
First Franklin Mortgage Loan Asset Backed Certificates	86,018
Ford Credit Auto Owner Trust	66,466
Franklin Auto Trust	8,569
GE Business Loan Trust	49,197
Goal Capital Funding Trust	5,689
Green Tree Mortgage Loan Trust	54,443
Greenwich Capital Commercial Funding Corp	134,166
GS Mortgage Securities Corp II	183,520
Hampden CBO Ltd	149,000
Harley-Davidson Motorcycle Trust	16,154
Honda Auto Receivables Owner Trust	8,492
Household Automotive Trust	32,053
Household Credit Card Master Note Trust I	9,983
HSBC Home Equity Loan Trust	292,981
Hyundai Auto Receivables Trust	506
Impac CMB Trust	9,471
John Deere Owner Trust	29,735
JP Morgan Chase Commercial Mortgage Securities Corp	3,798
Keycorp Student Loan Trust	13,102
Massachusetts Educational Financing Authority	25,007
MBNA Credit Card Master Note Trust	401,149
MBNA Master Credit Card Trust	405
Merrill Auto Trust Securitization	310,089
Merrill Lynch/Countrywide Commercial Mortgage Trust	203,617
Morgan Stanley Capital I	6,245
Nelnet Student Loan Trust	138,230
Nissan Auto Lease Trust	64,136
Nissan Auto Receivables Owner Trust	136,681
Petra CRE CDO Ltd	30,716
SLM Student Loan Trust	42,474
Soundview Home Equity Loan Trust	6,729
Structured Asset Investment Loan Trust	13,436

Total market value of collateral securities	$4,200,013

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$395,058,783	$—	$—	$395,058,783

Total Equity Securities	395,058,783	—	—	395,058,783

Other
Affiliated Money Market Fund (b)	4,398,473	—	—	4,398,473
Investments of Cash Collateral Received for Securities on Loan (c)	—	110,894,599	—	110,894,599

Total Other	4,398,473	110,894,599	—	115,293,072

Total	$399,457,256	$110,894,599	$—	$510,351,855

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Mid Cap Value Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.1%)
Goodrich Corp.	41,246		$2,908,668

Airlines (1.8%)
AMR Corp.	55,351	(b)	504,248
Continental Airlines, Inc., Class B	52,170	(b)	1,146,175
Delta Air Lines, Inc.	111,711	(b)	1,629,862
UAL Corp.	31,856	(b)	622,785
US Airways Group, Inc.	88,153	(b)	647,925

Total			4,550,995

Auto Components (0.9%)
The Goodyear Tire & Rubber Co.	174,725	(b)	2,208,524

Automobiles (0.2%)
Ford Motor Co.	34,881	(b)	438,454

Capital Markets (1.3%)
Artio Global Investors, Inc.	24,073		595,566
Invesco Ltd.	118,801		2,602,930

Total			3,198,496

Chemicals (4.9%)
Agrium, Inc.	30,626	(c)	2,163,114
Eastman Chemical Co.	64,554		4,110,799
Lubrizol Corp.	36,741		3,369,885
PPG Industries, Inc.	44,525		2,911,935

Total			12,555,733

Commercial Services & Supplies (0.9%)
Ritchie Bros Auctioneers, Inc.	106,645	(c,d)	2,296,067

Communications Equipment (0.5%)
Brocade Communications Systems, Inc.	220,222	(b)	1,257,468

Construction & Engineering (3.1%)
Chicago Bridge & Iron Co. NV	87,856	(b,c)	2,043,530
Fluor Corp.	28,786		1,338,837
Foster Wheeler AG	56,119	(b,c)	1,523,070
Insituform Technologies, Inc., Class A	13,568	(b)	361,044
Jacobs Engineering Group, Inc.	30,924	(b)	1,397,456
KBR, Inc.	55,091		1,220,817

Total			7,884,754

Construction Materials (0.7%)
CEMEX SAB de Cv, ADR	164,497	(b,c)	1,679,514

Issuer	Shares		Value(a)
Distributors (0.5%)
Genuine Parts Co.	28,655		1,210,387

Diversified Financial Services (0.4%)
PICO Holdings, Inc.	25,199	(b)	937,151

Diversified Telecommunication Services (3.3%)
CenturyTel, Inc.	87,182		3,091,474
Qwest Communications International, Inc.	648,900		3,387,258
Windstream Corp.	176,123		1,917,979

Total			8,396,711

Electric Utilities (2.1%)
Allegheny Energy, Inc.	85,172		1,958,956
Pepco Holdings, Inc.	144,966		2,486,167
Pinnacle West Capital Corp.	22,937		865,413

Total			5,310,536

Electrical Equipment (4.1%)
AO Smith Corp.	38,208		2,008,595
Cooper Industries PLC	140,059		6,714,428
Rockwell Automation, Inc.	32,121		1,810,340

Total			10,533,363

Electronic Equipment, Instruments & Components (2.6%)
Agilent Technologies, Inc.	78,776	(b)	2,709,106
Avnet, Inc.	50,376	(b)	1,511,280
Celestica, Inc.	229,006	(b,c)	2,503,036

Total			6,723,422

Energy Equipment & Services (3.1%)
Cameron International Corp.	30,121	(b)	1,290,986
Helix Energy Solutions Group, Inc.	31,855	(b)	415,071
Nabors Industries Ltd.	6,639	(b,c)	130,324
Noble Corp.	47,209	(b,c)	1,974,280
Smith International, Inc.	57,759		2,473,240
Transocean Ltd.	17,851	(b,c)	1,541,969

Total			7,825,870

Gas Utilities (1.0%)
EQT Corp.	26,982		1,106,262
Questar Corp.	31,345		1,354,104

Total			2,460,366

Health Care Equipment & Supplies (1.0%)
Hospira, Inc.	44,057	(b)	2,495,829

Health Care Providers & Services (0.8%)
CIGNA Corp.	24,133		882,785
Universal Health Services, Inc., Class B	33,437		1,173,304

Total			2,056,089

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (0.9%)
Penn National Gaming, Inc.	52,694	(b)	1,464,893
Royal Caribbean Cruises Ltd.	27,597	(b)	910,425

Total			2,375,318

Household Durables (1.4%)
DR Horton, Inc.	69,913		880,904
KB Home	25,896		433,758
Mohawk Industries, Inc.	25,647	(b)	1,394,683
Pulte Group, Inc.	85,682	(b)	963,923

Total			3,673,268

Industrial Conglomerates (1.0%)
McDermott International, Inc.	91,680	(b)	2,468,026

Insurance (9.9%)
Aon Corp.	26,936		1,150,437
Arch Capital Group Ltd.	9,237	(b,c)	704,321
Assurant, Inc.	63,986		2,199,839
Axis Capital Holdings Ltd.	60,931	(c)	1,904,703
Everest Re Group Ltd.	39,272	(c)	3,178,283
Lincoln National Corp.	82,839		2,543,157
PartnerRe Ltd.	43,727	(c)	3,485,916
Transatlantic Holdings, Inc.	22,511		1,188,581
Willis Group Holdings PLC	45,138	(c)	1,412,368
XL Capital Ltd., Class A	408,746	(c)	7,725,299

Total			25,492,904

IT Services (0.7%)
Computer Sciences Corp.	31,241	(b)	1,702,322

Leisure Equipment & Products (0.8%)
Hasbro, Inc.	55,205		2,113,247

Life Sciences Tools & Services (1.7%)
Covance, Inc.	34,396	(b)	2,111,570
Life Technologies Corp.	40,654	(b)	2,124,985

Total			4,236,555

Machinery (5.9%)
AGCO Corp.	56,083	(b)	2,011,697
Eaton Corp.	64,456		4,883,832
Ingersoll-Rand PLC	70,061	(c)	2,443,027
Parker Hannifin Corp.	33,534		2,170,991
Stanley Black & Decker, Inc.	32,501		1,865,882
The Manitowoc Co., Inc.	137,638		1,789,294

Total			15,164,723

Media (1.7%)
National CineMedia, Inc.	114,235		1,971,696
Regal Entertainment Group, Class A	133,173		2,339,850

Total			4,311,546

Metals & Mining (3.6%)
Freeport-McMoRan Copper & Gold, Inc.	39,520		3,301,501
Nucor Corp.	44,361		2,013,102

Issuer	Shares		Value(a)
Steel Dynamics, Inc.	100,182		1,750,180
United States Steel Corp.	32,649		2,073,864

Total			9,138,647

Multiline Retail (1.3%)
Macy’s, Inc.	148,748		3,238,244

Multi-Utilities (3.0%)
DTE Energy Co.	35,310		1,574,826
Sempra Energy	75,483		3,766,602
Wisconsin Energy Corp.	47,254		2,334,820

Total			7,676,248

Oil, Gas & Consumable Fuels (6.0%)
Alpha Natural Resources, Inc.	37,304	(b)	1,861,097
El Paso Corp.	104,230		1,129,853
Enbridge, Inc.	108,251	(c)	5,168,985
Newfield Exploration Co.	34,919	(b)	1,817,534
Pioneer Natural Resources Co.	33,776		1,902,264
Southwestern Energy Co.	26,491	(b)	1,078,714
Sunoco, Inc.	29,398		873,415
Ultra Petroleum Corp.	18,248	(b)	850,904
Valero Energy Corp.	47,957		944,753

Total			15,627,519

Pharmaceuticals (4.9%)
Forest Laboratories, Inc.	109,454	(b)	3,432,477
King Pharmaceuticals, Inc.	141,082	(b)	1,659,124
Mylan, Inc.	327,032	(b,d)	7,426,897

Total			12,518,498

Real Estate Investment Trusts (REITs) (4.3%)
AvalonBay Communities, Inc.	20,992		1,812,659
Boston Properties, Inc.	12,906		973,629
Equity Residential	61,232		2,397,233
Pebblebrook Hotel Trust	27,509	(b)	578,514
ProLogis	100,769		1,330,151
Rayonier, Inc.	51,105		2,321,700
Ventas, Inc.	34,440		1,635,211

Total			11,049,097

Real Estate Management & Development (0.5%)
The St. Joe Co.	41,890	(b,d)	1,355,142

Road & Rail (2.5%)
Con-way, Inc.	7,644		268,457
CSX Corp.	39,563		2,013,757
JB Hunt Transport Services, Inc.	13,684		490,982
Kansas City Southern	70,315	(b)	2,543,293
Knight Transportation, Inc.	13,177		277,903
Landstar System, Inc.	9,985		419,170
Old Dominion Freight Line, Inc.	5,633	(b)	188,086
Werner Enterprises, Inc.	11,969		277,322

Total			6,478,970

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (3.3%)
LSI Corp.	649,265	(b)	3,973,503
Maxim Integrated Products, Inc.	175,619		3,405,252
Microchip Technology, Inc.	42,052		1,184,184

Total			8,562,939

Software (3.7%)
Adobe Systems, Inc.	59,650	(b)	2,109,821
Autodesk, Inc.	92,213	(b)	2,712,906
BMC Software, Inc.	67,415	(b)	2,561,770
Check Point Software Technologies	61,968	(b,c)	2,172,598

Total			9,557,095

Specialty Retail (1.3%)
Abercrombie & Fitch Co., Class A	53,551		2,444,068
Bed Bath & Beyond, Inc.	20,642	(b)	903,294

Total			3,347,362

Textiles, Apparel & Luxury Goods (0.9%)
VF Corp.	29,720		2,382,058

Tobacco (2.6%)
Lorillard, Inc.	90,002		6,771,750

Trading Companies & Distributors (0.8%)
WW Grainger, Inc.	19,898		2,151,372

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	307,704	(b)	1,169,275

Total Common Stocks (Cost: $202,913,958)			$249,490,522

Bonds (0.6%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive (0.4%)
Ford Motor
Sr Unsecured Cv
11-15-16	4.25%	$629,000	$946,362

Wirelines (0.2%)
Qwest Communications Intl
Cv
11-15-25	3.50	440,000	495,634

Total Bonds (Cost: $1,104,570)			$1,441,996

Money Market Fund (3.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	7,737,053	(e)	$7,737,053

Total Money Market Fund (Cost: $7,737,053)			$7,737,053

Investments of Cash Collateral Received for Securities on Loan (4.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	10,824,634	$10,824,634

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $10,824,634)		$10,824,634

Total Investments in Securities (Cost: $222,580,215)		$269,494,205

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 17.22% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$249,490,522	$—	$—	$249,490,522

Total Equity Securities	249,490,522	—	—	249,490,522

Bonds
Corporate Debt Securities	—	1,441,996	—	1,441,996

Total Bonds	—	1,441,996	—	1,441,996

Other
Affiliated Money Market Fund (b)	7,737,053	—	—	7,737,053
Investments of Cash Collateral Received for Securities on Loan (c)	10,824,634	—	—	10,824,634

Total Other	18,561,687	—	—	18,561,687

Total	$268,052,209	$1,441,996	$—	$269,494,205

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — S&P 500 Index Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.9%)
General Dynamics Corp.	7,939		$612,891
Goodrich Corp.	3,150		222,138
Honeywell International, Inc.	15,485		701,006
ITT Corp.	3,272		175,412
L-3 Communications Holdings, Inc.	2,055		188,300
Lockheed Martin Corp.	7,115		592,110
Northrop Grumman Corp.	7,301		478,727
Precision Castparts Corp.	3,351		424,605
Raytheon Co.	7,629		435,768
Rockwell Collins, Inc.	2,653		166,051
The Boeing Co.	15,339		1,113,765
United Technologies Corp.	20,623		1,518,059

Total			6,628,832

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	2,143		119,687
Expeditors International of Washington, Inc.	2,434		89,863
FedEx Corp.	7,062		659,591
United Parcel Service, Inc., Class B	19,843		1,278,087

Total			2,147,228

Airlines (0.1%)
Southwest Airlines Co.	22,052		291,527

Auto Components (0.2%)
Johnson Controls, Inc.	13,523		446,123
The Goodyear Tire & Rubber Co.	6,562	(b)	82,944

Total			529,067

Automobiles (0.5%)
Ford Motor Co.	70,706	(b)	888,775
Harley-Davidson, Inc.	5,762		161,739

Total			1,050,514

Beverages (2.5%)
Brown-Forman Corp., Class B	1,689		100,411
Coca-Cola Enterprises, Inc.	8,380		231,791
Constellation Brands, Inc., Class A	9,074	(b)	149,177
Dr Pepper Snapple Group, Inc.	6,161		216,682
Molson Coors Brewing Co., Class B	1,831		77,012
PepsiCo, Inc.	33,393		2,209,281
The Coca-Cola Co.	46,556		2,560,580

Total			5,544,934

Biotechnology (1.4%)
Amgen, Inc.	21,786	(b)	1,301,932
Biogen Idec, Inc.	4,541	(b)	260,472
Celgene Corp.	9,316	(b)	577,219

Issuer	Shares		Value(a)
Cephalon, Inc.	997	(b)	67,577
Genzyme Corp.	4,140	(b)	214,576
Gilead Sciences, Inc.	17,403	(b)	791,488

Total			3,213,264

Building Products (0.1%)
Masco Corp.	10,476		162,588

Capital Markets (2.6%)
Ameriprise Financial, Inc.	6,428	(f)	291,574
E*TRADE Financial Corp.	33,540	(b)	55,341
Federated Investors, Inc., Class B	1,105	(d)	29,150
Franklin Resources, Inc.	3,553		394,028
Invesco Ltd.	6,937		151,990
Janus Capital Group, Inc.	6,589		94,157
Legg Mason, Inc.	2,831		81,165
Morgan Stanley	30,081		881,071
Northern Trust Corp.	4,562		252,096
State Street Corp.	8,827	(e)	398,451
T Rowe Price Group, Inc.	4,848		266,301
The Bank of New York Mellon Corp.	24,769		764,867
The Charles Schwab Corp.	18,143		339,093
The Goldman Sachs Group, Inc.	10,817		1,845,704

Total			5,844,988

Chemicals (1.8%)
Air Products & Chemicals, Inc.	4,170		308,372
Airgas, Inc.	1,167		74,245
CF Industries Holdings, Inc.	1,039		94,736
Eastman Chemical Co.	2,195		139,778
Ecolab, Inc.	4,072		178,964
EI du Pont de Nemours & Co.	19,322		719,551
FMC Corp.	923		55,878
International Flavors & Fragrances, Inc.	983		46,860
Monsanto Co.	11,156		796,761
PPG Industries, Inc.	3,346		218,828
Praxair, Inc.	6,248		518,584
Sigma-Aldrich Corp.	1,791		96,105
The Dow Chemical Co.	25,026		740,019

Total			3,988,681

Commercial Banks (3.1%)
BB&T Corp.	12,212		395,547
Comerica, Inc.	2,778		105,675
Fifth Third Bancorp	16,896		229,617
First Horizon National Corp.	4,814	(b)	67,646
Huntington Bancshares, Inc.	23,315		125,202
KeyCorp	10,262		79,531
M&T Bank Corp.	2,314	(d)	183,685
Marshall & Ilsley Corp.	11,211		90,249
PNC Financial Services Group, Inc.	11,997		716,220
Regions Financial Corp.	30,945		242,918
SunTrust Banks, Inc.	9,757		261,390
US Bancorp	40,412		1,045,862
Wells Fargo & Co.	108,665		3,381,654
Zions Bancorporation	4,475	(d)	97,645

Total			7,022,841

Issuer	Shares		Value(a)
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,491		127,107
Cintas Corp.	4,156		116,742
Iron Mountain, Inc.	2,641		72,363
Pitney Bowes, Inc.	6,269		153,277
Republic Services, Inc.	5,723		166,081
RR Donnelley & Sons Co.	8,221		175,519
Stericycle, Inc.	1,068	(b)	58,206
Waste Management, Inc.	9,749		335,659

Total			1,204,954

Communications Equipment (2.5%)
Cisco Systems, Inc.	120,751	(b)	3,143,149
Harris Corp.	3,682		174,858
JDS Uniphase Corp.	4,758	(b)	59,618
Juniper Networks, Inc.	10,054	(b)	308,457
Motorola, Inc.	53,621	(b)	376,419
QUALCOMM, Inc.	34,827		1,462,386
Tellabs, Inc.	4,618		34,958

Total			5,559,845

Computers & Peripherals (5.9%)
Apple, Inc.	19,440	(b,e)	4,567,038
Dell, Inc.	38,955	(b)	584,715
EMC Corp.	39,326	(b)	709,441
Hewlett-Packard Co.	50,441		2,680,939
IBM Corp.	28,314		3,631,271
Lexmark International, Inc., Class A	3,955	(b)	142,696
NetApp, Inc.	9,237	(b)	300,757
QLogic Corp.	2,447	(b)	49,674
SanDisk Corp.	4,861	(b)	168,336
Teradata Corp.	4,802	(b)	138,730
Western Digital Corp.	4,876	(b)	190,115

Total			13,163,712

Construction & Engineering (0.1%)
Fluor Corp.	3,979		185,064
Jacobs Engineering Group, Inc.	1,839	(b)	83,104
Quanta Services, Inc.	2,505	(b)	47,996

Total			316,164

Construction Materials (—%)
Vulcan Materials Co.	1,787		84,418

Consumer Finance (0.8%)
American Express Co.	26,251		1,083,116
Capital One Financial Corp.	10,355		428,801
Discover Financial Services	12,541		186,861
SLM Corp.	13,533	(b)	169,433

Total			1,868,211

Containers & Packaging (0.1%)
Ball Corp.	1,374		73,344
Bemis Co., Inc.	1,293		37,135
Owens-Illinois, Inc.	2,427	(b)	86,255
Pactiv Corp.	2,843	(b)	71,587
Sealed Air Corp.	1,908		40,221

Total			308,542

Issuer	Shares		Value(a)
Distributors (—%)
Genuine Parts Co.	2,548		107,628

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	1,519	(b)	93,100
DeVry, Inc.	748		48,770
H&R Block, Inc.	8,575		152,634

Total			294,504

Diversified Financial Services (4.5%)
Bank of America Corp.	213,574		3,812,295
Citigroup, Inc.	419,005	(b)	1,696,970
CME Group, Inc.	1,160		366,688
IntercontinentalExchange, Inc.	1,248	(b)	140,001
JPMorgan Chase & Co.	85,397		3,821,515
Leucadia National Corp.	2,214	(b)	54,929
Moody’s Corp.	2,896		86,156
NYSE Euronext	4,260		126,139
The NASDAQ OMX Group, Inc.	1,738	(b)	36,707

Total			10,141,400

Diversified Telecommunication Services (2.5%)
AT&T, Inc.	127,242		3,287,934
CenturyTel, Inc.	8,641		306,407
Frontier Communications Corp.	3,703	(d)	27,550
Qwest Communications International, Inc.	16,991		88,693
Verizon Communications, Inc.	60,270		1,869,575
Windstream Corp.	12,765		139,011

Total			5,719,170

Electric Utilities (1.8%)
Allegheny Energy, Inc.	2,296		52,808
American Electric Power Co., Inc.	9,473		323,787
Duke Energy Corp.	26,676		435,352
Edison International	9,231		315,423
Entergy Corp.	3,571		290,501
Exelon Corp.	13,798		604,491
FirstEnergy Corp.	7,498		293,097
FPL Group, Inc.	9,623		465,080
Northeast Utilities	2,113		58,403
Pepco Holdings, Inc.	7,348		126,018
Pinnacle West Capital Corp.	1,240		46,785
PPL Corp.	6,767		187,514
Progress Energy, Inc.	6,311		248,401
Southern Co.	16,565		549,295

Total			3,996,955

Electrical Equipment (0.5%)
Emerson Electric Co.	15,367		773,575
First Solar, Inc.	818	(b,d)	100,328
Rockwell Automation, Inc.	3,820		215,295
Roper Industries, Inc.	1,354		78,315

Total			1,167,513

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.	8,462	(b)	291,008
Amphenol Corp., Class A	2,891		121,971
Corning, Inc.	33,096		668,870

Issuer	Shares		Value(a)
FLIR Systems, Inc.	4,924	(b)	138,857
Jabil Circuit, Inc.	8,673		140,416
Molex, Inc.	1,656		34,544

Total			1,395,666

Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	5,849		273,967
BJ Services Co.	8,021		171,649
Cameron International Corp.	6,014	(b)	257,760
Diamond Offshore Drilling, Inc.	1,136	(d)	100,888
FMC Technologies, Inc.	3,244	(b)	209,660
Halliburton Co.	18,066		544,329
Helmerich & Payne, Inc.	2,271		86,480
Nabors Industries Ltd.	7,775	(b,c)	152,623
National Oilwell Varco, Inc.	8,340		338,437
Rowan Companies, Inc.	3,240	(b)	94,316
Schlumberger Ltd.	24,779		1,572,476
Smith International, Inc.	4,344		186,010

Total			3,988,595

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	8,915		532,315
CVS Caremark Corp.	29,082		1,063,237
Safeway, Inc.	10,174		252,926
SUPERVALU, Inc.	4,700		78,396
SYSCO Corp.	11,247		331,787
The Kroger Co.	15,380		333,131
Walgreen Co.	20,350		754,782
Wal-Mart Stores, Inc.	44,515		2,475,033
Whole Foods Market, Inc.	4,263	(b)	154,107

Total			5,975,714

Food Products (1.7%)
Archer-Daniels-Midland Co.	13,135		379,602
Campbell Soup Co.	3,084		109,019
ConAgra Foods, Inc.	11,235		281,661
Dean Foods Co.	5,384	(b)	84,475
General Mills, Inc.	8,039		569,081
HJ Heinz Co.	6,009		274,070
Hormel Foods Corp.	818		34,364
Kellogg Co.	3,920		209,446
Kraft Foods, Inc., Class A	36,156		1,093,357
McCormick & Co., Inc.	1,519		58,269
Sara Lee Corp.	20,659		287,780
The Hershey Co.	2,999		128,387
The JM Smucker Co.	3,710		223,565
Tyson Foods, Inc., Class A	8,585		164,403

Total			3,897,479

Gas Utilities (0.2%)
EQT Corp.	3,649		149,609
Nicor, Inc.	556		23,308
ONEOK, Inc.	3,963		180,910
Questar Corp.	2,920		126,144

Total			479,971

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	11,454		666,623
Becton Dickinson and Co.	4,529		356,568
Boston Scientific Corp.	34,991	(b)	252,635
CareFusion Corp.	5,540	(b)	146,422
CR Bard, Inc.	1,652		143,096
DENTSPLY International, Inc.	2,260		78,761
Hospira, Inc.	3,827	(b)	216,800
Intuitive Surgical, Inc.	1,053	(b)	366,581
Medtronic, Inc.	23,103		1,040,328
St. Jude Medical, Inc.	7,138	(b)	293,015
Stryker Corp.	7,393		423,027
Varian Medical Systems, Inc.	2,022	(b)	111,877
Zimmer Holdings, Inc.	3,869	(b)	229,045

Total			4,324,778

Health Care Providers & Services (2.2%)
Aetna, Inc.	10,281		360,966
AmerisourceBergen Corp.	7,639		220,920
Cardinal Health, Inc.	8,062		290,474
CIGNA Corp.	5,847		213,883
Coventry Health Care, Inc.	5,568	(b)	137,641
DaVita, Inc.	1,668	(b)	105,751
Express Scripts, Inc.	5,899	(b)	600,282
Humana, Inc.	5,098	(b)	238,433
Laboratory Corp of America Holdings	1,249	(b)	94,562
McKesson Corp.	6,448		423,763
Medco Health Solutions, Inc.	9,706	(b)	626,619
Patterson Companies, Inc.	1,169		36,297
Quest Diagnostics, Inc.	1,852		107,953
Tenet Healthcare Corp.	9,258	(b)	52,956
UnitedHealth Group, Inc.	25,995		849,257
WellPoint, Inc.	10,087	(b)	649,401

Total			5,009,158

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp. Unit	8,215		319,399
Darden Restaurants, Inc.	2,107		93,846
International Game Technology	7,700		142,065
Marriott International, Inc., Class A	2,930		92,354
McDonald’s Corp.	22,568		1,505,737
Starbucks Corp.	16,969	(b)	411,838
Starwood Hotels & Resorts Worldwide, Inc.	4,580		213,611
Wyndham Worldwide Corp.	7,010		180,367
Wynn Resorts Ltd.	2,071		157,044
Yum! Brands, Inc.	7,909		303,152

Total			3,419,413

Household Durables (0.4%)
DR Horton, Inc.	9,135		115,101
Fortune Brands, Inc.	1,883		91,344
Harman International Industries, Inc.	1,481	(b)	69,281
Leggett & Platt, Inc.	4,853		105,019
Lennar Corp., Class A	3,467		59,667
Newell Rubbermaid, Inc.	7,159		108,817
Pulte Group, Inc.	10,250	(b)	115,313
Whirlpool Corp.	2,511		219,085

Total			883,627

Issuer	Shares		Value(a)
Household Products (2.4%)
Clorox Co.	1,763		113,079
Colgate-Palmolive Co.	10,516		896,594
Kimberly-Clark Corp.	8,362		525,803
The Procter & Gamble Co.	62,705		3,967,345

Total			5,502,821

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	5,401		189,629
NRG Energy, Inc.	3,618	(b)	75,616
The AES Corp.	17,206	(b)	189,266

Total			454,511

Industrial Conglomerates (2.5%)
3M Co.	15,127		1,264,163
General Electric Co.	225,986		4,112,946
Textron, Inc.	9,161		194,488

Total			5,571,597

Insurance (3.9%)
AFLAC, Inc.	10,616		576,343
American International Group, Inc.	2,872	(b,d)	98,050
Aon Corp.	3,794		162,042
Assurant, Inc.	3,178		109,260
Berkshire Hathaway, Inc., Class B	34,302	(b)	2,787,723
Chubb Corp.	8,155		422,837
Cincinnati Financial Corp.	1,986		57,395
Genworth Financial, Inc., Class A	10,421	(b)	191,121
Hartford Financial Services Group, Inc.	11,146		316,769
Lincoln National Corp.	7,899		242,499
Loews Corp.	6,879		256,449
Marsh & McLennan Companies, Inc.	8,088		197,509
MetLife, Inc.	16,558		717,623
Principal Financial Group, Inc.	8,374		244,605
Prudential Financial, Inc.	9,561		578,441
The Allstate Corp.	13,363		431,759
The Progressive Corp.	16,737		319,509
The Travelers Companies, Inc.	11,574		624,301
Torchmark Corp.	2,223		118,953
Unum Group	5,333		132,098
XL Capital Ltd., Class A	9,560	(c)	180,684

Total			8,765,970

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.	6,884	(b)	934,366
Expedia, Inc.	4,495		112,195
priceline.com, Inc.	971	(b)	247,605

Total			1,294,166

Internet Software & Services (1.8%)
Akamai Technologies, Inc.	2,875	(b)	90,304
eBay, Inc.	21,094	(b)	568,483
Google, Inc., Class A	5,188	(b)	2,941,648
VeriSign, Inc.	2,521	(b)	65,571
Yahoo!, Inc.	23,488	(b)	388,257

Total			4,054,263

Issuer	Shares		Value(a)
IT Services (1.5%)
Automatic Data Processing, Inc.	9,841		437,629
Cognizant Technology Solutions Corp., Class A	7,939	(b)	404,730
Computer Sciences Corp.	3,956	(b)	215,562
Fidelity National Information Services, Inc.	3,823		89,611
Fiserv, Inc.	2,612	(b)	132,585
MasterCard, Inc., Class A	1,921		487,934
Paychex, Inc.	5,883		180,608
SAIC, Inc.	4,877	(b)	86,323
The Western Union Co.	17,344		294,154
Total System Services, Inc.	6,574		102,949
Visa, Inc., Class A	9,268		843,667

Total			3,275,752

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	19,061	(b)	110,363
Hasbro, Inc.	1,565		59,908
Mattel, Inc.	6,055		137,691

Total			307,962

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.	4,540	(b)	237,306
Millipore Corp.	586	(b)	61,882
PerkinElmer, Inc.	1,398		33,412
Thermo Fisher Scientific, Inc.	7,112	(b)	365,841
Waters Corp.	1,448	(b)	97,798

Total			796,239

Machinery (1.8%)
Caterpillar, Inc.	14,031		881,849
Cummins, Inc.	4,696		290,917
Danaher Corp.	5,087		406,502
Deere & Co.	9,027		536,745
Dover Corp.	3,158		147,637
Eaton Corp.	4,066		308,081
Flowserve Corp.	1,516		167,169
Illinois Tool Works, Inc.	7,974		377,649
PACCAR, Inc.	7,019		304,203
Pall Corp.	1,507		61,018
Parker Hannifin Corp.	2,777		179,783
Snap-On, Inc.	717		31,075
Stanley Black & Decker, Inc.	4,658		267,416

Total			3,960,044

Media (3.1%)
CBS Corp., Class B	19,993		278,702
Comcast Corp., Class A	59,148		1,113,165
DIRECTV, Class A	19,441	(b)	657,300
Discovery Communications, Inc., Class A	7,183	(b)	242,714
Gannett Co., Inc.	9,841		162,573
Meredith Corp.	786		27,046
News Corp., Class A	49,244		709,606
Omnicom Group, Inc.	5,661		219,703
Scripps Networks Interactive, Inc., Class A	2,865		127,063
The Interpublic Group of Companies, Inc.	5,700	(b)	47,424
The McGraw-Hill Companies, Inc.	5,602		199,711
The New York Times Co., Class A	8,347	(b)	92,902
The Walt Disney Co.	42,010		1,466,570
The Washington Post Co., Class B	76		33,758
Time Warner Cable, Inc.	6,898		367,732

Issuer	Shares		Value(a)
Time Warner, Inc.	25,609		800,793
Viacom, Inc., Class B	14,183	(b)	487,612

Total			7,034,374

Metals & Mining (1.2%)
AK Steel Holding Corp.	2,343		53,561
Alcoa, Inc.	23,557		335,452
Allegheny Technologies, Inc.	2,857		154,249
Cliffs Natural Resources, Inc.	2,802		198,802
Freeport-McMoRan Copper & Gold, Inc.	9,608		802,652
Newmont Mining Corp.	9,592		488,521
Nucor Corp.	7,437		337,491
Titanium Metals Corp.	1,023	(b)	16,972
United States Steel Corp.	4,427		281,203

Total			2,668,903

Multiline Retail (0.9%)
Big Lots, Inc.	1,004	(b)	36,566
Family Dollar Stores, Inc.	2,342		85,741
JC Penney Co., Inc.	5,444		175,133
Kohl’s Corp.	5,004	(b)	274,119
Macy’s, Inc.	10,871		236,662
Nordstrom, Inc.	5,423		221,530
Sears Holdings Corp.	1,417	(b,d)	153,645
Target Corp.	15,559		818,403

Total			2,001,799

Multi-Utilities (1.3%)
Ameren Corp.	8,003		208,718
CenterPoint Energy, Inc.	10,823		155,418
CMS Energy Corp.	2,764		42,731
Consolidated Edison, Inc.	5,358		238,645
Dominion Resources, Inc.	13,732		564,524
DTE Energy Co.	4,011		178,891
Integrys Energy Group, Inc.	3,352		158,818
NiSource, Inc.	8,398		132,688
PG&E Corp.	7,345		311,575
Public Service Enterprise Group, Inc.	9,541		281,650
SCANA Corp.	1,351		50,784
Sempra Energy	5,722		285,528
TECO Energy, Inc.	6,950		110,436
Wisconsin Energy Corp.	1,747		86,319
Xcel Energy, Inc.	5,982		126,818

Total			2,933,543

Office Electronics (0.1%)
Xerox Corp.	30,910		301,373

Oil, Gas & Consumable Fuels (9.3%)
Anadarko Petroleum Corp.	9,976		726,552
Apache Corp.	7,640		775,460
Cabot Oil & Gas Corp.	2,566		94,429
Chesapeake Energy Corp.	15,441		365,025
Chevron Corp.	43,225		3,277,753
ConocoPhillips	33,584		1,718,494
CONSOL Energy, Inc.	3,861		164,710
Denbury Resources, Inc.	5,617	(b)	94,759
Devon Energy Corp.	9,987		643,462

Issuer	Shares		Value(a)
El Paso Corp.	8,252		89,452
EOG Resources, Inc.	5,168		480,314
Exxon Mobil Corp.	102,334		6,854,332
Hess Corp.	5,739		358,974
Marathon Oil Corp.	16,364		517,757
Massey Energy Co.	1,845		96,475
Murphy Oil Corp.	3,471		195,035
Noble Energy, Inc.	3,278		239,294
Occidental Petroleum Corp.	16,949		1,432,868
Peabody Energy Corp.	6,337		289,601
Pioneer Natural Resources Co.	3,248		182,927
Range Resources Corp.	3,368		157,858
Southwestern Energy Co.	6,628	(b)	269,892
Spectra Energy Corp.	12,327		277,727
Sunoco, Inc.	5,166		153,482
Tesoro Corp.	7,529		104,653
The Williams Companies, Inc.	13,352		308,431
Valero Energy Corp.	16,152		318,194
XTO Energy, Inc.	11,530		543,985

Total			20,731,895

Paper & Forest Products (0.3%)
International Paper Co.	12,302		302,752
MeadWestvaco Corp.	5,083		129,871
Weyerhaeuser Co.	3,790		171,573

Total			604,196

Personal Products (0.4%)
Avon Products, Inc.	10,387		351,808
Mead Johnson Nutrition Co., Class A	3,900		202,917
The Estee Lauder Companies, Inc., Class A	3,768		244,430

Total			799,155

Pharmaceuticals (6.1%)
Abbott Laboratories	32,979		1,737,334
Allergan, Inc.	5,263		343,779
Bristol-Myers Squibb Co.	38,181		1,019,433
Eli Lilly & Co.	22,850		827,627
Forest Laboratories, Inc.	7,823	(b)	245,329
Johnson & Johnson	59,419		3,874,118
King Pharmaceuticals, Inc.	11,704	(b)	137,639
Merck & Co., Inc.	64,899		2,423,978
Mylan, Inc.	4,708	(b,d)	106,919
Pfizer, Inc.	178,560		3,062,303
Watson Pharmaceuticals, Inc.	1,264	(b)	52,797

Total			13,831,256

Professional Services (0.1%)
Dun & Bradstreet Corp.	659		49,043
Equifax, Inc.	1,584		56,708
Monster Worldwide, Inc.	1,620	(b)	26,908
Robert Half International, Inc.	1,801		54,804

Total			187,463

Real Estate Investment Trusts (REITs) (1.3%)
Apartment Investment & Management Co., Class A	4,822		88,773
AvalonBay Communities, Inc.	1,333		115,105
Boston Properties, Inc.	3,545		267,435

Issuer	Shares		Value(a)
Equity Residential	6,659		260,700
HCP, Inc.	6,277		207,141
Health Care REIT, Inc.	1,735		78,474
Host Hotels & Resorts, Inc.	14,094		206,477
Kimco Realty Corp.	5,783		90,446
Plum Creek Timber Co., Inc.	2,306		89,726
ProLogis	12,891		170,161
Public Storage	2,633		242,210
Simon Property Group, Inc.	6,606		554,243
Ventas, Inc.	4,189		198,894
Vornado Realty Trust	3,938		298,107

Total			2,867,892

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A	8,590	(b)	136,152

Road & Rail (0.8%)
CSX Corp.	9,154		465,939
Norfolk Southern Corp.	8,352		466,793
Ryder System, Inc.	2,345		90,892
Union Pacific Corp.	10,332		757,336

Total			1,780,960

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.	6,846	(b)	63,462
Altera Corp.	4,919		119,581
Analog Devices, Inc.	4,903		141,304
Applied Materials, Inc.	25,976		350,157
Broadcom Corp., Class A	8,709		288,965
Intel Corp.	114,940		2,558,565
KLA-Tencor Corp.	4,719		145,911
Linear Technology Corp.	3,258		92,136
LSI Corp.	19,684	(b)	120,466
MEMC Electronic Materials, Inc.	9,259	(b)	141,940
Microchip Technology, Inc.	2,728	(d)	76,820
Micron Technology, Inc.	21,822	(b)	226,731
National Semiconductor Corp.	9,225		133,301
Novellus Systems, Inc.	1,201	(b)	30,025
NVIDIA Corp.	9,796	(b)	170,254
Teradyne, Inc.	7,128	(b)	79,620
Texas Instruments, Inc.	25,229		617,355
Xilinx, Inc.	4,614		117,657

Total			5,474,250

Software (4.0%)
Adobe Systems, Inc.	11,168	(b)	395,012
Autodesk, Inc.	3,581	(b)	105,353
BMC Software, Inc.	2,137	(b)	81,206
CA, Inc.	7,036		165,135
Citrix Systems, Inc.	3,907	(b)	185,465
Compuware Corp.	10,084	(b)	84,706
Electronic Arts, Inc.	4,554	(b)	84,978
Intuit, Inc.	5,751	(b)	197,489
McAfee, Inc.	2,506	(b)	100,566
Microsoft Corp.	164,702		4,820,827
Novell, Inc.	7,422	(b)	44,458
Oracle Corp.	83,145		2,135,994
Red Hat, Inc.	3,241	(b)	94,864
Salesforce.com, Inc.	3,376	(b,d)	251,343
Symantec Corp.	18,089	(b)	306,066

Total			9,053,462

Issuer	Shares		Value(a)
Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	1,923		87,766
AutoNation, Inc.	3,897	(b)	70,458
AutoZone, Inc.	440	(b)	76,160
Bed Bath & Beyond, Inc.	5,610	(b)	245,494
Best Buy Co., Inc.	6,609		281,147
GameStop Corp., Class A	2,178	(b)	47,720
Home Depot, Inc.	35,556		1,150,236
Limited Brands, Inc.	8,896		219,020
Lowe’s Companies, Inc.	28,095		681,022
Office Depot, Inc.	15,903	(b)	126,906
O’Reilly Automotive, Inc.	1,600	(b)	66,736
RadioShack Corp.	2,664		60,286
Ross Stores, Inc.	1,427		76,302
Staples, Inc.	12,141		283,978
The Gap, Inc.	10,168		234,982
The Sherwin-Williams Co.	1,551		104,972
Tiffany & Co.	3,109		147,646
TJX Companies, Inc.	8,262		351,300
Urban Outfitters, Inc.	4,996	(b)	189,998

Total			4,502,129

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	7,361		290,907
Nike, Inc., Class B	7,943		583,811
Polo Ralph Lauren Corp.	1,711		145,503
VF Corp.	1,446		115,897

Total			1,136,118

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	7,649		108,310
People’s United Financial, Inc.	5,592		87,459

Total			195,769

Tobacco (1.5%)
Altria Group, Inc.	46,362		951,348
Lorillard, Inc.	2,265		170,419
Philip Morris International, Inc.	40,004		2,086,608
Reynolds American, Inc.	4,315		232,924

Total			3,441,299

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,091		100,347
WW Grainger, Inc.	1,004		108,553

Total			208,900

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A	9,104	(b)	387,921
MetroPCS Communications, Inc.	4,644	(b)	32,880
Sprint Nextel Corp.	63,477	(b)	241,213

Total			662,014

Total Common Stocks (Cost: $199,997,353)			$224,268,108

Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	832,694	(f)	$832,694

Total Money Market Fund (Cost: $832,694)			$832,694

Investments of Cash Collateral Received for Securities on Loan (0.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	647,029	$647,029

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $647,029)		$647,029

Total Investments in Securities (Cost: $201,477,076)		$225,747,831

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

E-Mini S&P 500 Index	18	$1,048,680	June 2010	$21,691
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.15% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	At March 31, 2010, investments in securities included securities valued at $343,708 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
At March 31, 2010, the Fund held 6,428 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $291,574. Ameriprise is the parent company of RiverSource Investments, LLC*, which serves as the Investment Manager to the Fund. The cost of the Fund’s purchases and proceeds from sales of shares of Ameriprise common stock were $0 and $11,194, respectively, for the period ended March 31, 2010. The Fund realized gains of $3,076 on sales transactions of Ameriprise common stock and earned aggregate dividends of $1,093 during the three month period ended March 31, 2010.
*   Effective May 1, 2010, RiverSource Investments, LLC will be known as Columbia Management Investment Advisers, LLC.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$224,268,108	$—	$—	$224,268,108

Total Equity Securities	224,268,108	—	—	224,268,108

Other
Affiliated Money Market Fund (b)	832,694	—	—	832,694
Investments of Cash Collateral Received for Securities on Loan (c)	647,029	—	—	647,029

Total Other	1,479,723	—	—	1,479,723

Investments in Securities	225,747,831	—	—	225,747,831
Other Financial Instruments (d)	21,691	—	—	21,691

Total	$225,769,522	$—	$—	$225,769,522

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Short Duration U.S. Government Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (77.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Government Obligations & Agencies (25.5%)
Federal Farm Credit Bank
04-19-12	1.35%	$2,615,000		$2,616,255
Federal Home Loan Banks
12-28-11	1.00	10,935,000	(k)	10,936,140
01-12-12	1.40	2,195,000		2,195,520
01-27-12	1.50	5,055,000		5,058,250
09-28-12	0.63	3,130,000	(e)	3,136,373
03-19-13	2.15	2,365,000		2,366,797
Federal Home Loan Mtge Corp
01-19-12	1.50	6,695,000		6,697,752
03-23-12	2.13	2,280,000		2,321,218
04-19-12	1.50	6,280,000		6,283,281
08-24-12	2.25	6,400,000		6,444,486
12-10-15	4.20	9,720,000		9,787,097
06-13-18	4.88	1,720,000		1,835,971
Federal Natl Mtge Assn
04-15-11	2.13	5,500,000		5,502,992
04-29-11	0.38	2,162,000	(e)	2,161,928
07-09-12	0.89	5,290,000	(e)	5,289,949
07-19-12	1.00	6,695,000	(e)	6,703,918
10-29-12	1.88	10,000,000		10,039,112
05-07-13	1.75	2,360,000		2,353,989
07-17-13	4.38	3,525,000		3,797,553
03-13-14	2.75	5,870,000		5,975,085
Private Export Funding
U.S. Govt Guaranty
10-15-14	3.05	4,150,000		4,200,737
U.S. Treasury
11-30-10	1.25	1,435,000		1,443,801
11-30-11	0.75	7,000,000	(k)	6,990,431
01-15-12	1.13	3,500,000	(k)	3,512,852
06-15-12	1.88	620,000	(k)	630,123
02-15-13	1.38	5,765,000	(k)	5,737,977
03-31-15	2.50	1,603,000		1,598,496
02-15-20	3.63	3,200,000	(k)	3,145,501
U.S. Treasury Inflation-Indexed Bond
01-15-15	1.63	805,630	(m)	841,721
07-15-15	1.88	2,450,558	(m)	2,593,682

Total				132,198,987

Asset-Backed (10.9%)
Banc of America Funding
Collateralized Mtge Obligation
Series 2009-R14A Cl 1A1
09-26-37	1.33	3,252,411	(d,e)	3,187,363
Bear Stearns Asset Backed Securities Trust
Series 2006-HE9 Cl 1A1
11-25-36	0.30	649,517	(e)	595,906

	Coupon	Principal
Issuer	rate	amount		Value(a)
Carrington Mtge Loan Trust
Series 2006-RFC1 Cl A2
05-25-36	0.35	2,950,612	(e)	2,859,459
Chrysler Financial Lease Trust
Series 2010 A Cl A2
06-15-11	1.78	6,750,000	(d)	6,747,159
Citigroup Mtge Loan Trust
Series 2006-WFH4 Cl A2
11-25-36	0.35	1,400,778	(e)	1,360,937
Countrywide Asset-Backed Ctfs
Series 2005-SD1 Cl A1C
05-25-35	0.64	1,482,135	(d,e)	1,411,718
Countrywide Asset-Backed Ctfs
Series 2006-22 Cl 2A1 (MGIC)
05-25-47	0.30	1,290,630	(e,j)	1,254,678
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Cl A22
07-25-36	0.34	1,535,918	(e)	1,507,606
First Franklin Mtge Loan Asset-backed Ctfs
Series 2005-FFH3 Cl 2A3
09-25-35	0.66	143,197	(e)	141,717
Franklin Auto Trust
Series 2004-2 Cl A4 (NPFGC)
08-15-12	3.93	526,377	(j)	522,758
GSAA Trust
Series 2006-10 Cl AV1
06-25-36	0.33	78,749	(e)	76,890
GSAA Trust
Series 2006-15 Cl AV1
09-25-36	0.30	315,998	(e)	313,850
Jefferies & Co
Collateralized Mtge Obligation
Series 2010-R1 Cl 2A1
11-26-36	0.38	899,066	(d,e)	850,039
Morgan Stanley Capital I
Series 2005-WMC5 Cl M2
06-25-35	0.73	2,806,801	(e)	2,751,295
Morgan Stanley Capital I
Series 2006-WMC1 Cl A2B
12-25-35	0.45	1,338,993	(e)	1,249,741
RAAC Series
Series 2006-SP4 Cl A1
11-25-36	0.35	1,131,187	(e)	1,080,925
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-10 Cl 4A1
07-26-36	0.38	2,244,609	(d,e)	2,151,183
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-10 Cl 7A1
03-26-37	0.33	1,803,078	(d,e)	1,765,349
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-11 Cl 2A1
04-26-36	0.38	3,619,226	(d,e)	3,387,320
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-12 Cl 2A1
10-25-32	4.77	1,833,956	(d)	1,814,786

	Coupon	Principal
Issuer	rate	amount		Value(a)
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-13 Cl 8A1
06-26-37	0.98	5,310,209	(d,e)	5,083,478
Residential Asset Mtge Products
Series 2004 RS8 Cl AI4
06-25-32	5.06	1,609,427		1,594,286
Residential Asset Mtge Products
Series 2006-RS4 Cl A2
07-25-36	0.34	309,900		306,313
Small Business Administration Participation Ctfs
Series 2001-20H Cl 1
08-01-21	6.34	180,654		195,626
Small Business Administration
Series 2001-10B Cl 1
09-10-11	5.89	101,326		106,097
Soundview Home Equity Loan Trust
Series 2005-B Cl M1
05-25-35	6.14	258,948	(e)	258,280
Specialty Underwriting & Residential Finance
Series 2005-BC3 Cl M1
06-25-36	0.70	3,500,000	(e)	3,205,486
Structured Asset Investment Loan Trust
Series 2005-9 Cl A5
11-25-35	0.48	1,396,010	(e)	1,325,854
Structured Asset Securities
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.30	798,817	(e)	764,491
Structured Asset Securities
Series 2007-WF2 Cl A2
08-25-37	0.95	1,072,605	(e)	1,060,486
Target Credit Card Master Trust
Series 2005-1 Cl A
10-27-14	0.31	7,550,000	(e)	7,493,576

Total				56,424,652

Commercial Mortgage-Backed (2.0%)(f)
Banc of America Commercial Mtge
Series 2005-4 Cl A2
07-10-45	4.76	1,686,704		1,719,285
Citigroup Commercial Mtge Trust
Series 2005-C3 Cl A1
05-15-43	4.39	436,768		436,415
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K001 Cl A2
04-25-16	5.65	2,159,392		2,389,582
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-114 Cl A
12-16-38	3.10	5,522,986		5,583,795

Total				10,129,077

	Coupon	Principal
Issuer	rate	amount		Value(a)
Residential Mortgage-Backed (38.5%)(f,i)
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR9 Cl 1A1
11-25-36	0.32	182,605	(e)	168,667
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	32.11	615,916	(h)	70,777
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-OA11 Cl A3B1
09-25-46	0.43	917,960	(e)	754,336
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.75	2,111,603	(e)	252,310
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	1,181,343	(d)	1,105,434
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-12R Cl 14A1
11-27-35	5.50	5,757,508	(d)	5,713,568
Credit Suisse Mtge Capital Ctfs
Collateralized Mtge Obligation
Series 2009-12R Cl 30A1
12-27-36	5.30	662,071	(d)	647,155
Federal Home Loan Mtge Corp
04-01-40	4.50	2,500,000	(b)	2,505,470
Federal Home Loan Mtge Corp #1G2598
01-01-37	6.00	763,437	(e)	810,338
Federal Home Loan Mtge Corp #1J0614
09-01-37	5.66	1,320,499	(e)	1,392,426
Federal Home Loan Mtge Corp #A18107
01-01-34	5.50	1,271,639		1,347,758
Federal Home Loan Mtge Corp #B16408
09-01-19	5.50	752,454		811,219
Federal Home Loan Mtge Corp #C73304
11-01-32	7.00	359,737		403,076
Federal Home Loan Mtge Corp #D95319
03-01-22	6.00	86,938		94,220
Federal Home Loan Mtge Corp #E00489
06-01-12	7.00	1,902		2,010
Federal Home Loan Mtge Corp #E81240
06-01-15	7.50	452,358		489,404
Federal Home Loan Mtge Corp #E92454
11-01-17	5.00	387,824		414,476
Federal Home Loan Mtge Corp #E95188
03-01-18	6.00	246,659		269,378
Federal Home Loan Mtge Corp #G04710
09-01-38	6.00	4,867,761		5,228,840
Federal Home Loan Mtge Corp #G10669
03-01-12	7.50	85,600		90,782
Federal Home Loan Mtge Corp #G11243
04-01-17	6.50	631,639		687,137
Federal Home Loan Mtge Corp #G12100
11-01-13	5.00	34,699		35,914

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #H01724
09-01-37	6.00	1,703,582		1,801,804
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2639 Cl UI
03-15-22	10.09	1,459,649	(h)	170,550
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	55.78	309,291	(h)	9,059
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3430 Cl IA
07-15-12	3.99	3,151,798	(h)	18,246
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3447 Cl AI
03-15-12	27.97	1,694,788	(h)	24,105
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3455 Cl AI
12-15-13	15.62	11,813,541	(h)	294,787
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3517 Cl JI
12-15-12	30.64	1,260,660	(h)	16,993
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3578
04-15-12	42.80	18,238,561	(h)	326,760
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3600 Cl DI
01-15-13	7.30	20,204,928	(h)	570,189
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3630 Cl AI
03-15-17	0.00	8,610,275	(h)	449,349
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2617 Cl HD
06-15-16	7.00	421,470		440,980
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2843 Cl BA
01-15-18	5.00	487,684		508,998
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K003 Cl A1
07-25-13	2.23	3,184,947		3,231,944

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn
04-01-25	4.50	2,625,000	(b)	2,722,619
04-01-25	5.00	15,000,000	(b)	15,820,320
04-01-25	5.50	1,000,000	(b)	1,069,531
04-01-25	6.00	12,000,000	(b)	12,930,000
05-01-40	6.00	21,000,000	(b)	22,404,375
Federal Natl Mtge Assn #252211
01-01-29	6.00	61,662		67,107
Federal Natl Mtge Assn #252409
03-01-29	6.50	747,196		821,322
Federal Natl Mtge Assn #254384
06-01-17	7.00	150,170		164,845
Federal Natl Mtge Assn #254723
05-01-23	5.50	1,886,965		2,005,792
Federal Natl Mtge Assn #255501
09-01-14	6.00	363,938		383,948
Federal Natl Mtge Assn #313470
08-01-10	7.50	7,474		7,562
Federal Natl Mtge Assn #323133
04-01-13	5.50	14,368		15,493
Federal Natl Mtge Assn #357485
02-01-34	5.50	2,610,510	(n)	2,770,443
Federal Natl Mtge Assn #507182
07-01-14	6.00	29,234		31,581
Federal Natl Mtge Assn #512232
05-01-29	7.00	21,256		23,808
Federal Natl Mtge Assn #535168
12-01-14	5.50	52,311		56,241
Federal Natl Mtge Assn #545818
07-01-17	6.00	585,601		637,563
Federal Natl Mtge Assn #545864
08-01-17	5.50	856,988		928,701
Federal Natl Mtge Assn #545910
08-01-17	6.00	716,316	(n)	779,778
Federal Natl Mtge Assn #555063
11-01-17	5.50	1,098,370		1,189,472
Federal Natl Mtge Assn #555343
08-01-17	6.00	280,925		304,489
Federal Natl Mtge Assn #555367
03-01-33	6.00	1,593,214		1,730,902
Federal Natl Mtge Assn #555375
04-01-33	6.00	91,709		101,371
Federal Natl Mtge Assn #602630
10-01-31	7.00	101,016		113,485
Federal Natl Mtge Assn #606789
10-01-31	7.00	960,598		1,079,167
Federal Natl Mtge Assn #626720
01-01-17	6.00	201,742		218,444
Federal Natl Mtge Assn #630992
09-01-31	7.00	634,714		722,953
Federal Natl Mtge Assn #630993
09-01-31	7.50	565,801		639,387
Federal Natl Mtge Assn #633672
06-01-17	6.00	161,988		176,714
Federal Natl Mtge Assn #636720
05-01-17	5.50	52,319		56,413
Federal Natl Mtge Assn #638210
05-01-32	6.50	71,247		80,013
Federal Natl Mtge Assn #648040
06-01-32	6.50	433,020		478,426

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #648349
06-01-17	6.00	579,668	(n)	631,193
Federal Natl Mtge Assn #648679
07-01-32	6.00	1,539,328		1,672,359
Federal Natl Mtge Assn #656562
02-01-33	7.00	155,002		176,165
Federal Natl Mtge Assn #665752
09-01-32	6.50	291,547		322,119
Federal Natl Mtge Assn #668412
02-01-18	5.50	287,378		309,248
Federal Natl Mtge Assn #670387
08-01-32	7.00	10,729		12,048
Federal Natl Mtge Assn #671054
01-01-33	7.00	20,124		22,616
Federal Natl Mtge Assn #671174
02-01-33	1.87	281,129	(e)	286,412
Federal Natl Mtge Assn #675692
02-01-18	6.00	302,279		327,634
Federal Natl Mtge Assn #678940
02-01-18	5.50	479,113		518,426
Federal Natl Mtge Assn #684588
03-01-33	6.50	199,654		222,962
Federal Natl Mtge Assn #688181
03-01-33	6.00	682,373		741,344
Federal Natl Mtge Assn #695838
04-01-18	5.50	139,037		150,509
Federal Natl Mtge Assn #701937
04-01-33	6.00	129,837		140,896
Federal Natl Mtge Assn #704610
06-01-33	5.50	2,287,646		2,427,798
Federal Natl Mtge Assn #722325
07-01-33	4.95	507,214	(e)	531,364
Federal Natl Mtge Assn #725431
08-01-15	5.50	733,884		791,313
Federal Natl Mtge Assn #725558
06-01-34	4.58	863,009	(e)	898,966
Federal Natl Mtge Assn #740843
11-01-18	5.00	80,397		85,647
Federal Natl Mtge Assn #754297
12-01-33	4.76	146,423	(e)	152,979
Federal Natl Mtge Assn #791447
10-01-34	6.00	454,260		490,111
Federal Natl Mtge Assn #797044
07-01-34	5.50	2,324,407		2,461,727
Federal Natl Mtge Assn #831809
09-01-36	6.00	3,763,954		4,017,490
Federal Natl Mtge Assn #885827
06-01-36	6.50	1,467,491		1,626,638
Federal Natl Mtge Assn #885871
06-01-36	7.00	1,226,896		1,380,158
Federal Natl Mtge Assn #887648
07-01-36	5.93	1,776,135	(e)	1,860,997
Federal Natl Mtge Assn #907052
09-01-37	5.82	2,887,989	(e)	3,031,092
Federal Natl Mtge Assn #976421
03-01-23	4.50	1,159,439		1,204,922
Federal Natl Mtge Assn #988113
08-01-23	5.50	2,818,552		3,018,257
Federal Natl Mtge Assn #988961
08-01-23	5.50	2,740,341		2,934,504

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-26 Cl MI
03-25-23	15.70	346,835	(h)	48,319
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	0.00	1,606,316	(h)	292,673
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	352,927	(h)	43,760
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	20.00	219,143	(h)	18,158
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2008-40 Cl AI
08-25-12	1.00	6,585,831	(h)	116,456
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 379 Cl 2
05-01-37	5.07	1,249,726	(h)	226,903
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 396 Cl 2
06-01-39	4.50	1,925,998	(b)	505,424
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 400 Cl 2
11-25-39	0.00	4,285,753	(h)	1,127,019
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2003-W11 Cl A1
06-25-33	3.78	10,972	(e)	10,886
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2004-60 Cl PA
04-25-34	5.50	1,252,130		1,334,484
First Horizon Asset Securities
Collateralized Mtge Obligation
Series 2003-5 Cl 1A2
06-25-30	5.25	1,676,461		1,680,094
Govt Natl Mtge Assn #3501
01-20-34	6.00	3,853,785		4,164,207
Govt Natl Mtge Assn #498182
05-15-16	6.00	400,881		434,507
Govt Natl Mtge Assn #605970
03-15-33	6.00	259,566		280,917
Govt Natl Mtge Assn #615738
03-15-18	7.00	496,716		538,001

	Coupon	Principal
Issuer	rate	amount	Value(a)
Govt Natl Mtge Assn #615740
08-15-13	6.00	668,891	723,707
Govt Natl Mtge Assn #709766
08-15-39	6.00	1,830,433	1,958,121
Govt Natl Mtge Assn #709771
08-15-39	6.00	1,671,970	1,788,603
Govt Natl Mtge Assn #709779
08-15-39	6.00	1,368,432	1,463,891
Govt Natl Mtge Assn #713746
08-15-39	6.00	958,024	1,024,854
Govt Natl Mtge Assn #722754
08-15-39	6.00	879,186	940,516
Govt Natl Mtge Assn #780758
04-15-13	7.00	53,731	57,444
Govt Natl Mtge Assn #781507
09-15-14	6.00	284,065	301,429
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2003-17 Cl B
10-16-27	5.00	121,892	128,231
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2004-19 Cl DJ
03-20-34	4.50	409,060	422,182
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-105 Cl A
12-16-50	3.46	5,127,133	5,196,606
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-63 Cl A
01-16-38	3.40	3,625,228	3,668,958
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-71 Cl A
04-16-38	3.30	5,138,989	5,224,091
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-90 Cl AC
01-16-33	3.14	3,950,000	3,959,960
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-13 Cl A
08-16-22	2.46	3,582,455	3,614,073
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-16 Cl AB
05-16-33	2.68	1,746,563	1,761,292
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-18 Cl A
12-16-50	3.10	3,695,354	3,657,218
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2010-22 Cl AC
12-16-30	2.23	2,893,506	2,861,749
GSR Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-5F Cl 2A3
06-25-35	5.50	2,466,095	2,468,773

	Coupon	Principal
Issuer	rate	amount		Value(a)
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 3A
06-19-34	0.98	65,415	(e)	43,439
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR13 Cl A1
07-25-36	5.79	1,394,162	(e)	887,111
Lehman XS Trust
Series 2006-16N Cl A1B
11-25-46	0.37	278,327	(e)	271,362
LVII Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-3 Cl A1
11-27-37	5.73	850,973	(d,e)	862,142
Residential Asset Securitization Trust
Collateralized Mtge Obligation
Series 2004-A7 Cl A1
10-25-34	5.50	2,709,556		2,707,946
Thornburg Mtge Securities Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-5 Cl AX
10-25-46	28.76	18,358,128	(h)	939,929
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2003-O Cl 1A11
01-25-34	4.67	1,571,198	(e)	1,587,334
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	2,384,645		2,219,674
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-AR5 Cl 1A1
04-25-35	5.09	2,724,520	(e)	2,443,035
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2006-12 Cl A1
10-25-36	6.00	2,077,050		2,043,690

Total				200,187,786

Wirelines (0.4%)
TELUS
Sr Unsecured
06-01-11	8.00	1,736,000	(c)	1,868,314

Total Bonds (Cost: $399,132,799)				$400,808,816

FDIC-Insured Debt (6.7%)(g)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Bank of America
FDIC Govt Guaranty
04-30-12	2.10%	$2,000,000	$2,036,830
06-15-12	3.13	3,920,000	4,073,350

	Coupon	Principal
Issuer	rate	amount		Value(a)
Citigroup Funding
FDIC Govt Guaranty
11-15-12	1.88	3,135,000		3,157,722
General Electric Capital
FDIC Govt Guaranty
03-11-11	1.80	6,555,000		6,639,020
12-09-11	3.00	825,000		852,551
12-28-12	2.63	5,350,000		5,492,626
Goldman Sachs Group
FDIC Govt Guaranty
07-15-11	1.63	5,000,000		5,056,335
JPMorgan Chase & Co
FDIC Govt Guaranty
02-23-11	1.65	1,765,000	(k)	1,784,619
Morgan Stanley
FDIC Govt Guaranty
02-10-12	0.53	5,490,000		5,522,248

Total FDIC-Insured Debt (Cost: $34,169,431)				$34,615,301

Short-Term Securities (22.6%)

	Effective	Amount payable
Issuer	yield	at maturity		Value(a)
U.S. Government Agencies
Federal Home Loan Bank Disc Nts
04-01-10	0.00%	$12,200,000	(o)	$12,200,000
04-09-10	0.11	40,000,000		39,998,899
04-14-10	0.14	15,000,000		14,999,184
04-16-10	0.15	15,000,000		14,999,034
04-21-10	0.12	25,000,000		24,998,250
Federal Home Loan Mtge Corp Disc Nts
05-11-10	0.13	10,000,000		9,998,576

Total U.S. Government Agencies (Cost: $117,194,302)				$117,193,943

Money Market Fund (3.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	17,612,636	(l)	$17,612,636

Total Money Market Fund (Cost: $17,612,636)			$17,612,636

Investments of Cash Collateral Received for Securities on Loan (0.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	1,667,488	$1,667,488

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,667,488)		$1,667,488

Total Investments in Securities (Cost: $569,776,656)(p)		$571,898,184

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 2-year	365	$79,187,892	July 2010	$(23,356)
U.S. Treasury Note, 5-year	140	16,078,125	July 2010	(73,492)
U.S. Treasury Note, 10-year	(134)	(15,577,500)	June 2010	152,643
U.S. Treasury Ultra Bond, 30-year	5	599,844	June 2010	(9,385)

Total				$46,410

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated December 31, 2009.

(b)	At March 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $57,959,803.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.36% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $34,726,694 or 6.70% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2010.

(i)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
04-01-40 6.00%	$5,000,000	4-13-10	$5,311,719	$5,310,156
05-01-40 5.50	3,100,000	5-13-10	3,251,125	3,255,484
(j)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

MGIC	— Mortgage Guaranty Insurance Corporation
NPFGC	— National Public Finance Guarantee Corporation
(k)	At March 31, 2010, security was partially or fully on loan.

(l)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(m)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n)	At March 31, 2010, investments in securities included securities valued at $680,898 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o)	For zero coupons, the interest rate disclosed (0.001%) represents the annualized effective yield on the date of acquisition.

(p)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $569,777,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,130,000
Unrealized depreciation	(4,009,000)

Net unrealized appreciation	$2,121,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
U.S. Government Obligations & Agencies	$23,059,181	$109,139,806	$—	$132,198,987
Asset-Backed Securities	—	52,387,250	4,037,402	56,424,652
Commercial Mortgage-Backed Securities	—	10,129,077	—	10,129,077
Residential Mortgage-Backed Securities	—	198,121,959	2,065,827	200,187,786
Corporate Debt Securities	—	1,868,314	—	1,868,314

Total Bonds	23,059,181	371,646,406	6,103,229	400,808,816

Short-Term Securities
U.S. Government Agencies	—	117,193,943	—	117,193,943

Total Short-Term Securities	—	117,193,943	—	117,193,943

Other
FDIC-Insured Debt Securities	—	34,615,301	—	34,615,301
Affiliated Money Market Fund (a)	17,612,636	—	—	17,612,636
Investments of Cash Collateral Received for Securities on Loan (b)	1,667,488	—	—	1,667,488

Total Other	19,280,124	34,615,301	—	53,895,425

Investments in Securities	42,339,305	523,455,650	6,103,229	571,898,184
Other Financial Instruments (c)	46,410	—	—	46,410

Total	$42,385,715	$523,455,650	$6,103,229	$571,944,594

(a)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of Dec. 31, 2009	$19,367,877	$2,515,420	$21,883,297
Accrued discounts/premiums	2,970	(16,647)	(13,677)
Realized gain (loss)	8,546	31,567	40,113
Change in unrealized appreciation (depreciation)*	56,097	11,834	67,931
Net purchases (sales)	639,936	(476,347)	163,589
Transfers in and/or out of Level 3	(16,038,024)	—	(16,038,024)

Balance as of March 31, 2010	$4,037,402	$2,065,827	$6,103,229

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2010 was $71,210, which is comprised of Asset-Backed Securities of $56,095 and Residential Mortgage-Backed Securities of $15,115.

Portfolio of Investments
Seligman VP — Growth Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.7%)
Goodrich Corp.	20,128		$1,419,427
Honeywell International, Inc.	44,468		2,013,066
Precision Castparts Corp.	26,045		3,300,162

Total			6,732,655

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	22,651		1,458,951

Beverages (2.1%)
PepsiCo, Inc.	79,571		5,264,417

Biotechnology (4.9%)
Amgen, Inc.	72,004	(b)	4,302,959
Dendreon Corp.	47,275	(b,d)	1,724,119
Genzyme Corp.	44,558	(b)	2,309,441
Gilead Sciences, Inc.	38,364	(b)	1,744,795
Vertex Pharmaceuticals, Inc.	46,124	(b)	1,885,088

Total			11,966,402

Capital Markets (1.6%)
Invesco Ltd.	72,569		1,589,987
The Goldman Sachs Group, Inc.	13,268		2,263,919

Total			3,853,906

Chemicals (3.7%)
Celanese Corp., Series A	29,897		952,219
Monsanto Co.	36,165		2,582,904
Potash Corp of Saskatchewan, Inc.	46,061	(c)	5,497,381

Total			9,032,504

Commercial Banks (0.9%)
Wells Fargo & Co.	72,300		2,249,976

Communications Equipment (5.1%)
Cisco Systems, Inc.	307,605	(b)	8,006,958
JDS Uniphase Corp.	123,335	(b)	1,545,388
QUALCOMM, Inc.	69,781		2,930,104

Total			12,482,450

Computers & Peripherals (9.5%)
Apple, Inc.	45,843	(b)	10,769,897
EMC Corp.	136,677	(b)	2,465,653
Hewlett-Packard Co.	106,962		5,685,030
IBM Corp.	35,596		4,565,187

Total			23,485,767

Construction & Engineering (0.5%)
Foster Wheeler AG	47,405	(b,c)	1,286,572

Issuer	Shares		Value(a)
Consumer Finance (2.1%)
American Express Co.	89,450		3,690,707
Capital One Financial Corp.	35,023		1,450,302

Total			5,141,009

Diversified Consumer Services (0.8%)
Coinstar, Inc.	60,208	(b,d)	1,956,760

Diversified Telecommunication Services (0.4%)
Qwest Communications International, Inc.	212,423		1,108,848

Electrical Equipment (0.9%)
ABB Ltd., ADR	99,953	(b,c)	2,182,974

Energy Equipment & Services (4.0%)
Halliburton Co.	123,459		3,719,819
Noble Corp.	41,986	(b,c)	1,755,855
Schlumberger Ltd.	38,980		2,473,671
Transocean Ltd.	21,157	(b,c)	1,827,542

Total			9,776,887

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	19,287		1,151,627
The Kroger Co.	63,759		1,381,020
Wal-Mart Stores, Inc.	49,364		2,744,638

Total			5,277,285

Food Products (0.4%)
Kellogg Co.	18,927		1,011,270

Health Care Equipment & Supplies (4.4%)
Baxter International, Inc.	67,371		3,920,993
Covidien PLC	48,479	(c)	2,437,524
Edwards Lifesciences Corp.	8,730	(b)	863,222
Medtronic, Inc.	81,049		3,649,636

Total			10,871,375

Health Care Providers & Services (2.2%)
Express Scripts, Inc.	38,666	(b)	3,934,652
WellPoint, Inc.	22,485	(b)	1,447,584

Total			5,382,236

Health Care Technology (0.5%)
Cerner Corp.	15,417	(b)	1,311,370

Household Durables (1.2%)
NVR, Inc.	4,120	(b)	2,993,180

Household Products (2.3%)
The Procter & Gamble Co.	88,923		5,626,158

Industrial Conglomerates (0.5%)
3M Co.	15,635		1,306,617

Insurance (2.4%)
AFLAC, Inc.	22,912		1,243,892
Prudential Financial, Inc.	75,338		4,557,949

Total			5,801,841

Internet & Catalog Retail (0.9%)
Amazon.com, Inc.	15,393	(b)	2,089,292

Issuer	Shares		Value(a)
Internet Software & Services (4.3%)
Baidu, Inc., ADR	1,859	(b,c)	1,109,823
Google, Inc., Class A	11,871	(b)	6,730,975
SAVVIS, Inc.	156,791	(b)	2,587,052

Total			10,427,850

IT Services (4.5%)
Cognizant Technology Solutions Corp., Class A	84,129	(b)	4,288,896
MasterCard, Inc., Class A	26,468		6,722,872

Total			11,011,768

Life Sciences Tools & Services (2.2%)
Illumina, Inc.	43,421	(b)	1,689,077
Thermo Fisher Scientific, Inc.	73,162	(b)	3,763,453

Total			5,452,530

Machinery (2.4%)
Cummins, Inc.	33,213		2,057,545
Deere & Co.	38,029		2,261,205
Joy Global, Inc.	29,504		1,669,926

Total			5,988,676

Media (4.5%)
CBS Corp., Class B	146,951		2,048,497
Comcast Corp., Class A	257,993		4,855,428
Time Warner Cable, Inc.	35,875		1,912,496
Virgin Media, Inc.	123,604		2,133,405

Total			10,949,826

Metals & Mining (1.6%)
Barrick Gold Corp.	51,034	(c)	1,956,643
United States Steel Corp.	29,907		1,899,693

Total			3,856,336

Multiline Retail (2.5%)
Dollar General Corp.	78,388	(b)	1,979,297
Target Corp.	81,034		4,262,388

Total			6,241,685

Oil, Gas & Consumable Fuels (0.9%)
Apache Corp.	11,562		1,173,543
EOG Resources, Inc.	10,200		947,988
Kinder Morgan Management LLC	—	(b,e)	1

Total			2,121,532

Personal Products (1.2%)
Avon Products, Inc.	85,445		2,894,022

Pharmaceuticals (2.9%)
Medicis Pharmaceutical Corp., Class A	202,671		5,099,203
Pfizer, Inc.	111,095		1,905,279

Total			7,004,482

Road & Rail (2.1%)
CSX Corp.	48,418		2,464,476
Union Pacific Corp.	35,045		2,568,799

Total			5,033,275

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	111,334		2,478,295
Marvell Technology Group Ltd.	119,982	(b,c)	2,445,233

Total			4,923,528

Software (8.3%)
Activision Blizzard, Inc.	186,525		2,249,492
Citrix Systems, Inc.	28,005	(b)	1,329,397
Oracle Corp.	192,859		4,954,548
Rovi Corp.	232,897	(b)	8,647,465
Symantec Corp.	187,623	(b)	3,174,581

Total			20,355,483

Specialty Retail (0.3%)
American Eagle Outfitters, Inc.	38,498		712,983

Tobacco (3.1%)
Philip Morris International, Inc.	146,499		7,641,388

Total Common Stocks (Cost: $199,172,263)			$244,266,066

Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	351,349	(f)	$351,349

Total Money Market Fund (Cost: $351,349)			$351,349

Investments of Cash Collateral Received for Securities on Loan (0.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	2,047,531	$2,047,531

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,047,531)		$2,047,531

Total Investments in Securities (Cost: $201,571,143)		$246,664,946

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 8.36% of net assets.
(d) At March 31, 2010, security was partially or fully on loan.
(e) Represents fractional shares.

(f) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$244,266,066	$—	$—	$244,266,066

Total Equity Securities	$244,266,066	—	—	244,266,066

Other
Affiliated Money Market Fund (b)	351,349	—	—	351,349
Investments of Cash Collateral Received for Securities on Loan (c)	2,047,531	—	—	2,047,531

Total Other	2,398,880	—	—	2,398,880

Total	$246,664,946	$—	$—	$246,664,946

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
Seligman VP — Larger-Cap Value Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (8.0%)
General Dynamics Corp.	7,000		$540,400
Honeywell International, Inc.	10,000		452,700
United Technologies Corp.	6,000		441,660

Total			1,434,760

Capital Markets (2.1%)
Morgan Stanley	13,000		380,770

Chemicals (5.0%)
EI du Pont de Nemours & Co.	13,000		484,120
Praxair, Inc.	5,000		415,000

Total			899,120

Commercial Banks (2.6%)
US Bancorp	18,000		465,840

Communications Equipment (2.6%)
Juniper Networks, Inc.	15,000	(b)	460,200

Diversified Financial Services (8.3%)
Bank of America Corp.	45,766		816,923
JPMorgan Chase & Co.	15,000		671,250

Total			1,488,173

Food & Staples Retailing (4.5%)
Costco Wholesale Corp.	6,500		388,115
Wal-Mart Stores, Inc.	7,500		417,000

Total			805,115

Food Products (5.9%)
Tyson Foods, Inc., Class A	55,000		1,053,250

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	8,500		494,700

Health Care Providers & Services (2.6%)
Humana, Inc.	10,000	(b)	467,700

Independent Power Producers & Energy Traders (3.1%)
The AES Corp.	50,000	(b)	550,000

Insurance (13.3%)
MetLife, Inc.	11,048		478,820
Prudential Financial, Inc.	9,000		544,500

Issuer	Shares	Value(a)
The Travelers Companies, Inc.	8,500	458,490
Unum Group	35,000	866,951

Total		2,348,761

Multiline Retail (5.0%)
JC Penney Co., Inc.	14,000	450,380
Nordstrom, Inc.	11,000	449,350

Total		899,730

Oil, Gas & Consumable Fuels (13.2%)
Chevron Corp.	6,000	454,980
ConocoPhillips	10,000	511,700
Marathon Oil Corp.	11,926	377,339
The Williams Companies, Inc.	22,000	508,200
Valero Energy Corp.	25,000	492,500

Total		2,344,719

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	16,000	427,200

Road & Rail (5.7%)
CSX Corp.	10,000	509,000
Union Pacific Corp.	7,000	513,100

Total		1,022,100

Specialty Retail (7.5%)
Lowe’s Companies, Inc.	19,000	460,560
The Gap, Inc.	20,000	462,200
The Sherwin-Williams Co.	6,000	406,080

Total		1,328,840

Tobacco (4.4%)
Altria Group, Inc.	19,997	410,338
Philip Morris International, Inc.	7,000	365,120

Total		775,458

Total Common Stocks (Cost: $13,433,043)		$17,646,436

Other (—%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure
Krispy Kreme Doughnuts, Inc.
Warrants	7	(b,c)	$1

Total Other (Cost: $—)			$1

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	191,094	(d)	$191,094

Total Money Market Fund (Cost: $191,094)			$191,094

Total Investments in Securities (Cost: $13,624,137)			$17,837,531

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $1. Information concerning such security holdings at March 31, 2010 is as follows:

Acquisition
Security	dates	Cost

Krispy Kreme Doughnuts, Inc.
Warrants	07-01-09	$—

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$17,646,436	$—	$—	$17,646,436
Other (a)	1	—	—	1

Total Equity Securities	17,646,437	—	—	17,646,437

Other
Affiliated Money Market Fund (b)	191,094	—	—	191,094

Total Other	191,094	—	—	191,094

Total	$17,837,531	$—	$—	$17,837,531

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

Portfolio of Investments
Seligman VP — Smaller-Cap Value Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.2%)
Cubic Corp.	50,000		$1,800,000

Airlines (8.0%)
Continental Airlines, Inc., Class B	150,000	(b)	3,295,500
Delta Air Lines, Inc.	230,000	(b)	3,355,700

Total			6,651,200

Beverages (3.2%)
Central European Distribution Corp.	75,000	(b)	2,625,750

Chemicals (1.9%)
Minerals Technologies, Inc.	30,000		1,555,200

Commercial Services & Supplies (4.4%)
The Brink’s Co.	65,000		1,834,950
Waste Connections, Inc.	54,000	(b)	1,833,840

Total			3,668,790

Communications Equipment (3.0%)
F5 Networks, Inc.	40,000	(b)	2,460,400

Construction & Engineering (2.7%)
The Shaw Group, Inc.	65,000	(b)	2,237,300

Containers & Packaging (2.6%)
Owens-Illinois, Inc.	60,000	(b)	2,132,400

Diversified Consumer Services (4.1%)
Sotheby’s	110,000		3,419,900

Electrical Equipment (8.8%)
Belden, Inc.	90,000		2,471,400
EnerSys	100,000	(b)	2,466,000
Thomas & Betts Corp.	60,000	(b)	2,354,400

Total			7,291,800

Energy Equipment & Services (5.1%)
Exterran Holdings, Inc.	66,000	(b)	1,595,220
TETRA Technologies, Inc.	216,000	(b)	2,639,520

Total			4,234,740

Food Products (3.2%)
Smithfield Foods, Inc.	130,000	(b)	2,696,200

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (0.5%)
Analogic Corp.	10,000		427,300

Health Care Providers & Services (3.5%)
Select Medical Holdings Corp.	25,212	(b)	212,789
WellCare Health Plans, Inc.	90,000	(b)	2,682,000

Total			2,894,789

Health Care Technology (2.1%)
Eclipsys Corp.	86,000	(b)	1,709,680

Hotels, Restaurants & Leisure (5.3%)
Penn National Gaming, Inc.	65,000	(b)	1,807,000
Texas Roadhouse, Inc.	190,000	(b)	2,639,100

Total			4,446,100

Insurance (13.3%)
Aspen Insurance Holdings Ltd.	80,000	(c)	2,307,200
Endurance Specialty Holdings Ltd.	20,000	(c)	743,000
Infinity Property & Casualty Corp.	41,000		1,863,040
Lincoln National Corp.	85,000		2,609,500
Primerica, Inc.	4,777	(b)	71,655
The Hanover Insurance Group, Inc.	42,000	(d)	1,831,620
WR Berkley Corp.	66,000		1,721,940

Total			11,147,955

IT Services (2.2%)
CACI International, Inc., Class A	37,000	(b)	1,807,450

Machinery (1.9%)
Mueller Industries, Inc.	60,000		1,607,400

Multiline Retail (1.4%)
Fred’s Inc., Class A	100,000		1,198,000

Personal Products (3.3%)
Herbalife Ltd.	60,000	(c)	2,767,200

Professional Services (1.8%)
School Specialty, Inc.	65,000	(b)	1,476,150

Semiconductors & Semiconductor Equipment (9.8%)
Cypress Semiconductor Corp.	250,000	(b)	2,875,000
ON Semiconductor Corp.	340,000	(b)	2,720,000
Varian Semiconductor Equipment Associates, Inc.	78,000	(b)	2,583,360

Total			8,178,360

Software (4.8%)
Lawson Software, Inc.	270,000	(b)	1,784,700
Quest Software, Inc.	125,000	(b)	2,223,750

Total			4,008,450

Transportation Infrastructure (1.1%)
Aegean Marine Petroleum Network, Inc.	32,000	(c)	908,160

Total Common Stocks (Cost: $48,262,798)			$83,350,674

Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	116,888	(e)	$116,888

Total Money Market Fund (Cost: $116,888)			$116,888

Investments of Cash Collateral Received for Securities on Loan (2.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	1,655,924	$1,655,924

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,655,924)		$1,655,924

Total Investments in Securities (Cost: $50,035,610)		$85,123,486

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 8.08% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$83,350,674	$—	$—	$83,350,674

Total Equity Securities	83,350,674	—	—	83,350,674

Other
Affiliated Money Market Fund(b)	116,888	—	—	116,888
Investments of Cash Collateral Received for Securities on Loan(c)	1,655,924	—	—	1,655,924

Total Other	1,772,812	—	—	1,772,812

Total	$85,123,486	$—	$—	$85,123,486

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
Threadneedle VP — Emerging Markets Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.5%)(c)

Issuer	Shares		Value(a)
Brazil (14.7%)
Anhanguera Educacional Participacoes Unit SA	909,900	(b)	$13,109,727
Cia Energetica de Minas Gerais, ADR	244,542		4,069,179
Cia Siderurgica Nacional SA, ADR	179,044		7,149,227
Cyrela Brazil Realty SA	809,200		9,482,777
Itaú Unibanco Holding SA	691,000		15,137,856
Itaú Unibanco Holding SA, ADR	433,119		9,524,287
Lojas Renner SA	1,000,500		23,010,093
OGX Petroleo e Gas Participacoes SA	1,027,900		9,622,648
Petroleo Brasileiro SA, ADR	414,926		18,460,057
Vale SA, ADR	909,418		29,274,164

Total			138,840,015

Chile (0.7%)
Banco Santander Chile, ADR	96,591		6,589,438

China (7.4%)
Bank of China Ltd., Series H	13,865,000	(f)	7,393,143
China Construction Bank Corp., Series H	13,050,000	(f)	10,689,970
China Life Insurance Co., Ltd., Series H	2,437,000		11,676,356
China National Building Material Co., Ltd., Series H	1,240,000	(f)	2,402,030
China Petroleum & Chemical Corp.	4,360,000	(f)	3,571,515
China Shenhua Energy Co., Ltd., Series H	967,000		4,178,572
Industrial & Commercial Bank of China, Series H	12,084,000		9,213,853
PetroChina Co., Ltd.	6,016,000		7,035,623
Tencent Holdings Ltd.	281,000	(f)	5,638,748
Tingyi Cayman Islands Holding Corp.	1,880,000	(f)	4,445,692
ZTE Corp., Series H	686,000	(f)	4,157,121

Total			70,402,623

Egypt (1.0%)
Orascom Construction Industries GDR	207,289	(d,e)	9,935,258

Hong Kong (2.9%)
China Mobile Ltd.	932,500	(f)	8,971,774
China Overseas Land & Investment Ltd.	1,423,920		3,216,800
CNOOC Ltd., ADR	57,211		9,444,392
Hengan International Group Co., Ltd.	837,000		6,241,844

Total			27,874,810

Hungary (1.7%)
OTP Bank PLC	456,951	(b)	15,997,709

India (6.1%)
Bharat Heavy Electricals Ltd.	182,231		9,700,524
Cairn India Ltd.	832,927	(b)	5,668,763

Issuer	Shares		Value(a)
Housing Development Finance Corp.	155,374		9,400,629
Infosys Technologies Ltd.	182,390		10,623,984
Larsen & Toubro Ltd.	115,632		4,199,030
Reliance Industries Ltd.	408,642		9,774,742
State Bank of India Ltd.	182,806		8,459,306

Total			57,826,978

Indonesia (2.3%)
Astra International Tbk PT	1,539,000		7,093,960
Bank Central Asia Tbk PT	8,385,000		5,073,432
Perusahaan Gas Negara PT	10,282,500		4,807,550
Semen Gresik Persero Tbk PT	6,372,000		5,117,226

Total			22,092,168

Israel (0.7%)
Israel Chemicals Ltd.	480,703		6,514,474

Luxembourg (1.4%)
Ternium SA, ADR	314,214	(b)	12,892,200

Malaysia (0.8%)
CIMB Group Holdings Bhd	1,717,300		7,406,515

Mexico (7.3%)
America Movil SAB de CV, ADR, Series L	295,190		14,859,864
Bolsa Mexicana de Valores SA de CV	4,629,800	(b)	7,344,785
Fresnillo PLC	423,913		5,455,079
Grupo Financiero Banorte SAB de CV, Series O	1,540,100		6,836,080
Grupo Modelo SAB de CV, Series C	2,415,000	(b)	14,269,237
Wal-Mart de Mexico SAB de CV, Series V	3,986,800	(f)	20,442,398

Total			69,207,443

Panama (1.9%)
Copa Holdings SA, Class A	301,366		18,323,053

Poland (1.3%)
Bank Pekao SA	114,547	(b)	6,662,976
KGHM Polska Miedz SA	157,730		5,930,489

Total			12,593,465

Russia (10.5%)
Centerenergyholding JSC	10,461	(b)	118
CTC Media, Inc.	439,874		7,574,630
Eurasia Drilling Co., Ltd., GDR	283,546	(d,e)	5,302,310
Evraz Group SA, GDR	284,293	(b,d,e)	11,294,961
Intergeneration JSC	29,083	(b)	116
LUKOIL OAO, ADR	130,854		7,419,422
MMC Norilsk Nickel ADR	644,135	(b)	11,893,953
OGK-3 OJSC	36,574,144	(b)	2,516,301
Rosneft Oil Co., GDR	1,435,566	(d)	11,427,105
Sberbank of Russian Federation	6,878,403		20,153,721
Sibenergyholding JSC	7,992	(b)	31
Vimpel-Communications, ADR	605,184		11,141,437
X5 Retail Group NV, GDR	304,130	(b,d,e)	10,583,724

Total			99,307,829

Issuer	Shares		Value(a)
South Africa (6.2%)
Impala Platinum Holdings Ltd.	231,414		6,799,939
Massmart Holdings Ltd	449,087		6,691,167
MTN Group Ltd.	583,542		8,974,118
Murray & Roberts Holdings Ltd.	957,243		5,689,989
Naspers Ltd., Series N	175,561		7,629,629
Shoprite Holdings Ltd.	511,930		5,110,302
Standard Bank Group Ltd.	750,195		11,804,848
Truworths International Ltd.	817,379		5,869,847

Total			58,569,839

South Korea (10.9%)
Hyundai Development Co.	62,280		1,819,781
Hyundai Engineering & Construction Co., Ltd.	71,300		3,914,534
Hyundai Mobis	34,344		4,554,504
Hyundai Motor Co.	92,579		9,453,519
KB Financial Group, Inc.	175,584		8,475,720
LG Display Co., Ltd.	129,040		4,557,641
LG Electronics, Inc.	28,555		2,903,214
LG Household & Health Care Ltd.	42,701		11,419,903
POSCO	21,901		10,223,436
Samsung Electronics Co., Ltd.	39,259		26,950,740
Samsung Fire & Marine Insurance Co., Ltd.	23,227		3,727,080
Samsung Heavy Industries Co., Ltd.	226,820		5,283,978
Shinhan Financial Group Co., Ltd.	239,840		9,425,239

Total			102,709,289

Taiwan (10.6%)
Acer Inc.	3,121,000		9,221,628
Cathay Financial Holding Co., Ltd.	2,473,000	(b)	4,128,678
China Steel Corp.	4,787,000		4,953,473
Delta Electronics, Inc.	3,587,000		11,355,557
Hon Hai Precision Industry Co., Ltd.	3,155,145		13,665,735
MediaTek, Inc.	687,540		11,933,300
Siliconware Precision Industries Co.	3,094,000		3,732,760
Synnex Technology International Corp.	2,388,900		5,267,530
Taiwan Semiconductor Manufacturing Co., Ltd.	6,417,838		12,432,969
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	392,142		4,113,570
Tripod Technology Corp.	3,229,161		10,934,757
U-Ming Marine Transport Corp.	2,381,000		4,830,101
Yuanta Financial Holding Co., Ltd.	7,035,000		4,221,532

Total			100,791,590

Thailand (1.7%)
Bangkok Bank PCL	2,744,632		11,170,508
Siam Commercial Bank PCL	1,818,300		5,177,456

Total			16,347,964

Turkey (3.0%)
Arcelik AS	1,332,186		5,401,822
BIM Birlesik Magazalar AS	97,226		5,064,188
Tofas Turk Otomobil Fabrikasi AS	1,436,352		5,398,039
Turkiye Garanti Bankasi AS	2,730,363		12,781,418

Total			28,645,467

United Kingdom (1.7%)
Antofagasta PLC	734,638		11,594,050
Tullow Oil PLC	247,481		4,694,402

Total			16,288,452

Issuer	Shares	Value(a)
United States (0.7%)
Southern Copper Corp.	219,752	6,959,546

Total Common Stocks (Cost: $703,449,178)		$906,116,125

Money Market Fund (2.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	23,177,961	(g)	$23,177,961

Total Money Market Fund (Cost: $23,177,961)			$23,177,961

Investments of Cash Collateral Received for Securities on Loan (1.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	16,361,060	$16,361,060

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,361,060)		$16,361,060

Total Investments in Securities (Cost: $742,988,199)(h)		$945,655,146

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Airlines	1.9%	$18,323,053
Auto Components	0.5	4,554,504
Automobiles	2.3	21,945,518
Beverages	1.5	14,269,237
Capital Markets	0.4	4,221,532
Chemicals	0.7	6,514,474
Commercial Banks	19.8	187,973,475
Communications Equipment	0.4	4,157,121
Computers & Peripherals	1.0	9,221,628
Construction & Engineering	2.7	25,558,592
Construction Materials	0.8	7,519,256
Diversified Consumer Services	1.4	13,109,727
Diversified Financial Services	0.8	7,344,785
Diversified Telecommunication Services	1.2	11,141,437
Electric Utilities	0.7	6,585,745
Electrical Equipment	1.0	9,700,524
Electronic Equipment, Instruments & Components	4.8	45,781,220
Energy Equipment & Services	0.6	5,302,310
Food & Staples Retailing	5.0	47,891,779
Food Products	0.5	4,445,692
Gas Utilities	0.5	4,807,550
Household Durables	1.9	17,787,813
Household Products	1.2	11,419,903
Insurance	2.1	19,532,114
Internet Software & Services	0.6	5,638,748
IT Services	1.1	10,623,984
Machinery	0.6	5,283,978
Marine	0.5	4,830,101
Media	1.6	15,204,259
Metals & Mining	13.1	124,420,517
Multiline Retail	2.4	23,010,093
Oil, Gas & Consumable Fuels	9.6	91,297,241
Personal Products	0.7	6,241,844
Real Estate Management & Development	0.3	3,216,800
Semiconductors & Semiconductor Equipment	6.2	59,163,339
Specialty Retail	0.6	5,869,847
Thrifts & Mortgage Finance	1.0	9,400,629
Wireless Telecommunication Services	3.4	32,805,756
Other(1)	4.2	39,539,021

Total		$945,655,146

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at March 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

April 5, 2010	239,978	2,980,000	$1,819	$—
	U.S. Dollar	Mexican Peso

April 8, 2010	1,483,326	10,870,000	9,232	—
	U.S. Dollar	South African Rand

Total			$11,051	$—

Notes to Portfolio of Investments
ADR — American Depository Receipt
GDR — Global Depository Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $48,543,358 or 5.11% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $37,116,253, representing 3.91% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Eurasia Drilling Co., LTD., GDR	11-02-07 thru 09-22-08	$6,585,550
Evraz Group SA, GDR	05-07-09 thru 12-11-09	5,428,701
Orascom Construction Industries GDR	05-27-09 thru 11-25-09	8,586,426
X5 Retail Group NV, GDR	01-28-09 thru 03-24-10	4,667,479

(f)	At March 31, 2010, security was partially or fully on loan.

(g)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(h)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $742,988,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$210,880,000
Unrealized depreciation	(8,213,000)

Net unrealized appreciation	$202,667,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Construction & Engineering	$15,623,334	$9,935,258	$—	$25,558,592
Oil, Gas & Consumable Fuels	79,870,136	11,427,105	—	91,297,241
All other Industries (a)	789,260,292	—	—	789,260,292

Total Equity Securities	884,753,762	21,362,363	—	906,116,125

Other
Affiliated Money Market Fund (b)	23,177,961	—	—	23,177,961
Investments of Cash Collateral Received for Securities on Loan(c)	16,361,060	—	—	16,361,060

Total Other	39,539,021	—	—	39,539,021

Investments in Securities	924,292,783	21,362,363	—	945,655,146
Other Financial Instruments (d)	—	11,051	—	11,051

Total	$924,292,783	$21,373,414	$—	$945,666,197

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Threadneedle VP — International Opportunity Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.8%)(c)

Issuer	Shares		Value(a)
Australia (4.8%)
Australia & New Zealand Banking Group Ltd.	201,231		$4,682,204
BHP Billiton Ltd.	139,232		5,568,422
CSL Ltd.	95,226		3,182,885
Macquarie Group Ltd.	74,534	(d)	3,231,189
Newcrest Mining Ltd.	99,833		3,006,207
QBE Insurance Group Ltd.	141,998		2,713,799
Rio Tinto Ltd.	51,968		3,738,163

Total			26,122,869

Belgium (2.1%)
Anheuser-Busch InBev NV	106,589		5,369,350
Colruyt SA	25,194		6,201,882

Total			11,571,232

Brazil (1.8%)
Itaú Unibanco Holding SA, ADR	179,482		3,946,809
Lojas Renner SA	98,800		2,272,261
OGX Petroleo e Gas Participacoes SA	162,600		1,522,174
Vale SA, ADR	80,480		2,234,125

Total			9,975,369

Canada (1.5%)
Canadian Pacific Railway Ltd.	75,000		4,227,474
CGI Group, Inc. Class A	250,000	(b)	3,741,999

Total			7,969,473

China (2.4%)
China Life Insurance Co., Ltd., Series H	656,000		3,143,082
China National Building Material Co., Ltd., Series H	1,196,000		2,316,797
China Shenhua Energy Co., Ltd., Series H	567,000		2,450,104
Industrial & Commercial Bank of China, Series H	6,986,000		5,326,711

Total			13,236,694

Denmark (0.7%)
Novo Nordisk A/S, Series B	45,702		3,547,053

Finland (0.8%)
Outotec OYJ	122,082		4,394,482

France (10.0%)
Accor SA	91,297		5,050,976
Air Liquide SA	31,538		3,786,143
BNP Paribas	97,448		7,484,083
Legrand SA	150,449		4,753,115
LVMH Moet Hennessy Louis Vuitton SA	58,664		6,857,209
Publicis Groupe SA	88,199		3,774,050
Safran SA	190,199		4,958,204

Issuer	Shares		Value(a)
Sanofi-Aventis SA	116,361		8,674,144
Societe Generale	73,516		4,623,813
VINCI SA	79,786		4,702,410

Total			54,664,147

Germany (5.5%)
Fresenius Medical Care AG & Co. KGaA	180,390	(d)	10,178,593
Linde AG	50,490		6,024,508
SAP AG	102,652		4,972,061
ThyssenKrupp AG	100,489		3,455,019
Volkswagen AG	58,555	(d)	5,370,226

Total			30,000,407

Hong Kong (3.6%)
China Overseas Land & Investment Ltd.	2,030,740		4,587,676
Hong Kong Exchanges and Clearing Ltd.	227,300		3,794,140
Li & Fung Ltd.	1,702,000		8,373,978
Sun Hung Kai Properties Ltd.	202,000		3,038,807

Total			19,794,601

Hungary (0.3%)
OTP Bank PLC	41,108	(b)	1,439,178

Indonesia (0.7%)
Bank Mandiri Tbk PT	6,141,000		3,614,340

Ireland (0.6%)
Shire PLC	151,698		3,347,131

Israel (0.9%)
Teva Pharmaceutical Industries Ltd., ADR	77,641		4,897,594

Japan (16.2%)
Amada Co., Ltd.	56,000		469,662
Asahi Breweries Ltd.	82,300		1,543,345
Asahi Kasei Corp.	81,000		435,847
Bridgestone Corp.	40,400		689,757
Canon, Inc.	65,750		3,045,544
Capcom Co., Ltd.	26,600		502,520
Central Japan Railway Co.	149		1,134,874
Chubu Electric Power Co., Inc.	25,500		637,500
Daiichi Sankyo Co., Ltd.	29,800		558,192
Daikin Industries Ltd.	10,700		437,821
Daito Trust Construction Co., Ltd.	8,600		414,912
Daiwa House Industry Co., Ltd.	30,000		338,575
Denso Corp.	17,900		533,285
Don Quijote Co., Ltd.	25,900		646,669
Doutor Nichires Holdings Co., Ltd.	17,000		225,321
East Japan Railway Co.	17,900		1,244,651
FANUC Ltd.	8,400		891,399
Fast Retailing Co., Ltd.	4,300		747,486
FUJIFILM Holdings Corp.	25,700		885,259
Fujitsu Ltd.	72,000		471,373
Goldcrest Co., Ltd.	15,610	(d)	412,960
Hankyu Hanshin Holdings, Inc.	137,000		634,585
Hisamitsu Pharmaceutical Co., Inc.	14,300		531,584
Honda Motor Co., Ltd.	81,600		2,880,616
Hoya Corp.	59,300		1,629,672

Issuer	Shares		Value(a)
Inpex Corp.	36		264,185
ITOCHU Corp.	100,000		876,123
J Front Retailing Co., Ltd.	77,000		453,038
Jafco Co., Ltd.	17,700	(d)	464,843
JFE Holdings, Inc.	25,600		1,031,065
KDDI Corp.	83		429,739
Kirin Holdings Co., Ltd.	35,000		516,314
Komatsu Ltd.	68,700		1,440,437
Kyocera Corp.	8,600		838,104
Makita Corp.	38,300		1,261,917
Mitsubishi Corp.	50,500		1,323,546
Mitsubishi Electric Corp.	208,000		1,911,340
Mitsubishi Estate Co., Ltd.	49,000		801,990
Mitsubishi Materials Corp.	157,000	(b)	451,786
Mitsubishi UFJ Financial Group, Inc.	522,100		2,736,724
Mitsubishi UFJ Lease & Finance Co., Ltd.	12,040		437,912
Mitsui & Co., Ltd.	73,100		1,228,499
Mitsui Fudosan Co., Ltd.	21,000		356,515
Mizuho Financial Group, Inc.	505,100	(d)	999,610
Murata Manufacturing Co., Ltd.	15,900		903,177
NEC Corp.	151,000		453,905
NHK Spring Co., Ltd.	31,000		284,531
Nidec Corp.	19,100		2,047,304
Nidec Sankyo Corp.	51,000		451,187
Nintendo Co., Ltd.	5,500		1,841,571
Nippon Electric Glass Co., Ltd.	40,000		563,543
Nippon Sheet Glass Co., Ltd.	160,000		472,400
Nippon Steel Corp.	217,000		851,936
Nippon Telegraph & Telephone Corp.	25,400		1,070,561
Nissan Motor Co., Ltd.	218,100	(b)	1,868,829
Nomura Holdings, Inc.	171,800		1,266,262
Nomura Real Estate Holdings, Inc.	43,000		663,308
Nomura Research Institute Ltd.	19,800		451,155
NSK Ltd.	47,000	(d)	371,053
NTT DoCoMo, Inc.	748	(d)	1,139,444
ORIX Corp.	11,160	(d)	989,692
Osaka Gas Co., Ltd.	73,000		261,607
Panasonic Corp.	44,600		682,264
Ricoh Co., Ltd.	22,000		343,603
Rohm Co., Ltd.	12,900		963,222
Santen Pharmaceutical Co., Ltd.	19,700		591,338
Sanwa Holdings Corp.	101,000	(d)	337,099
Sekisui Chemical Co., Ltd.	48,000		325,546
Seven & I Holdings Co., Ltd.	45,700		1,104,368
Shin-Etsu Chemical Co., Ltd.	32,100		1,864,602
Shinko Plantech Co., Ltd.	700		6,200
Shionogi & Co., Ltd.	21,400		407,030
Showa Denko KK	318,000		717,779
SMC Corp.	6,000		814,506
SoftBank Corp.	14,200		349,835
Sony Corp.	63,700		2,439,516
Sumitomo Corp.	87,200		1,002,781
Sumitomo Heavy Industries Ltd.	120,000		722,721
Sumitomo Metal Industries Ltd.	361,000		1,092,887
Sumitomo Metal Mining Co., Ltd.	30,000		446,406
Sumitomo Mitsui Financial Group, Inc.	55,700		1,841,175
T&D Holdings, Inc.	34,050		806,083
Taisho Pharmaceutical Co., Ltd.	13,000		236,414
The Bank of Kyoto Ltd.	98,000		902,632
The Gunma Bank Ltd.	150,000		829,589

Issuer	Shares		Value(a)
The Kansai Electric Power Co., Inc.	29,600		678,254
The Shizuoka Bank Ltd.	25,000		217,961
The Sumitomo Trust & Banking Co., Ltd.	62,000		363,457
The Tokyo Electric Power Co., Inc.	48,000		1,279,589
Tokio Marine Holdings, Inc.	52,800		1,487,189
Tokyo Electron Ltd.	12,900		855,584
Tokyo Gas Co., Ltd.	139,000		612,623
Tokyo Steel Manufacturing Co., Ltd.	56,200	(d)	704,003
Tokyu Corp.	149,000		623,224
Toshiba Corp.	79,000	(b)	408,184
Toyota Motor Corp.	97,800		3,918,068
Ushio, Inc.	38,300		649,805
Yahoo! Japan Corp.	1,384		504,121
Yamada Denki Co., Ltd.	12,480		921,181
Yamaha Motor Co., Ltd.	32,000	(b)	479,589

Total			88,248,989

Mexico (1.0%)
Grupo Modelo SAB de CV, Series C	394,500	(b)	2,330,938
Wal-Mart de Mexico SAB de CV, Series V	605,000		3,102,150

Total			5,433,088

Netherlands (2.8%)
ASML Holding NV	101,607	(d)	3,631,385
ING Groep NV	828,627	(b)	8,273,320
Koninklijke Philips Electronics NV	99,012		3,174,880

Total			15,079,585

Norway (0.7%)
DNB NOR ASA	351,911	(b)	4,023,431

Portugal (0.8%)
Jeronimo Martins SGPS SA	429,694		4,352,907

Singapore (0.8%)
DBS Group Holdings Ltd.	423,000		4,324,968

South Korea (1.4%)
Samsung Electronics Co., Ltd.	6,429		4,649,387
Shinhan Financial Group Co., Ltd.	75,890		2,982,327

Total			7,631,714

Spain (1.7%)
Banco Santander SA	244,479		3,249,342
Inditex SA	89,324		5,888,319

Total			9,137,661

Sweden (1.3%)
Atlas Copco AB, Series A	261,676		4,060,365
Swedish Match AB	122,719		2,934,511

Total			6,994,876

Switzerland (8.3%)
Credit Suisse Group AG	190,176		9,804,654
Nestlé SA	315,727		16,172,698
Roche Holding AG	62,341		10,112,229
Syngenta AG	15,219		4,227,019
The Swatch Group AG	82,592		4,912,273

Total			45,228,873

Issuer	Shares		Value(a)
Taiwan (2.1%)
Hon Hai Precision Industry Co., Ltd.	1,318,370		5,710,196
MediaTek, Inc.	167,000		2,898,539
Taiwan Semiconductor Manufacturing Co., Ltd.	1,437,149		2,784,120

Total			11,392,855

United Kingdom (26.0%)
Admiral Group PLC	360,722		7,225,617
Aggreko PLC	373,729		6,760,230
ARM Holdings PLC	811,339		2,933,964
Barclays PLC	1,530,023		8,365,476
BG Group PLC	701,949		12,148,684
BP PLC	571,343		5,404,956
British American Tobacco PLC	199,151		6,864,733
Burberry Group PLC	735,842		7,978,389
Carnival PLC	90,256		3,704,860
HSBC Holdings PLC	877,953		8,899,716
IG Group Holdings PLC	396,587		2,420,522
Invensys PLC	775,516		4,009,509
Lonmin PLC	121,237	(b)	3,749,452
Prudential PLC	418,478		3,476,844
Reckitt Benckiser Group PLC	194,372		10,668,679
Rio Tinto PLC	206,677		12,247,334
Standard Chartered PLC	424,824		11,587,944
Tesco PLC	778,137		5,141,889
The Weir Group PLC	235,462		3,340,880
Tullow Oil PLC	436,007		8,270,503
Whitbread PLC	176,881		3,956,462
Wm Morrison Supermarkets PLC	640,890		2,854,434

Total			142,011,077

Total Common Stocks (Cost: $460,667,060)			$538,434,594

Other (—%)

Issuer	Shares		Value(a)
Germany
Volkswagen AG
Rights	58,555	(b)	$37,568

Total Other (Cost: $—)			$37,568

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	1,806,090	(e)	$1,806,090

Total Money Market Fund (Cost: $1,806,090)			$1,806,090

Investments of Cash Collateral Received for Securities on Loan (3.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	19,263,962	$19,263,962

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $19,263,962)		$19,263,962

Total Investments in Securities (Cost: $481,737,112)(f)		$559,542,214

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at March 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	0.9%	$4,958,204
Auto Components	0.3	1,507,573
Automobiles	2.7	14,554,896
Beverages	1.8	9,759,947
Biotechnology	0.6	3,182,885
Building Products	0.2	1,247,320
Capital Markets	2.7	14,766,948
Chemicals	3.1	17,055,898
Commercial Banks	15.1	82,441,490
Commercial Services & Supplies	1.2	6,760,230
Computers & Peripherals	0.2	1,333,462
Construction & Engineering	1.7	9,096,892
Construction Materials	0.4	2,316,797
Consumer Finance	0.2	989,692
Distributors	1.5	8,373,978
Diversified Financial Services	2.7	14,925,894
Diversified Telecommunication Services	0.2	1,070,561
Electric Utilities	0.5	2,595,343
Electrical Equipment	1.3	7,314,260
Electronic Equipment, Instruments & Components	2.4	13,028,442
Energy Equipment & Services	—	6,200
Food & Staples Retailing	4.2	22,757,630
Food Products	3.0	16,172,698
Gas Utilities	0.2	874,230
Health Care Providers & Services	1.9	10,178,593
Hotels, Restaurants & Leisure	2.4	12,937,619
Household Durables	0.9	4,709,243
Household Products	2.0	10,668,679
Industrial Conglomerates	0.7	3,809,465
Insurance	3.5	18,852,614
Internet Software & Services	0.1	504,121
IT Services	0.8	4,193,154
Machinery	3.0	16,120,532
Media	0.7	3,774,050
Metals & Mining	7.1	38,576,805
Multiline Retail	0.6	3,371,968
Office Electronics	0.6	3,389,147
Oil, Gas & Consumable Fuels	5.5	30,060,606
Pharmaceuticals	6.0	32,902,709
Real Estate Management & Development	1.9	10,614,743
Road & Rail	1.3	7,230,223
Semiconductors & Semiconductor Equipment	3.4	18,716,201
Software	1.3	7,316,152
Specialty Retail	1.4	7,556,986
Textiles, Apparel & Luxury Goods	3.6	19,747,871
Tobacco	1.8	9,799,244
Trading Companies & Distributors	0.8	4,430,949
Wireless Telecommunication Services	0.3	1,919,018
Other(1)	3.9	21,070,052

Total		$559,542,214

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives

Forward Foreign Currency Contracts Open at March 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation
April 6, 2010	(9,800,000)	(104,983)	$148	$—
	Japanese Yen	U.S. Dollar
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $481,737,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$88,123,000
Unrealized depreciation	(10,318,000)

Net unrealized appreciation	$77,805,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$538,434,594	$—	$—	$538,434,594
Other (a)	37,568	—	—	37,568

Total Equity Securities	538,472,162	—	—	538,472,162

Other
Affiliated Money Market Fund (b)	1,806,090	—	—	1,806,090
Investments of Cash Collateral Received for Securities on Loan (c)	19,263,962	—	—	19,263,962

Total Other	21,070,052	—	—	21,070,052

Investments in Securities	559,542,214	—	—	559,542,214
Other Financial Instruments (d)	—	148	—	148

Total	$559,542,214	$148	$—	$559,542,362

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                    RiverSource Variable Series Trust

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	May 26, 2010